As filed with the Securities and Exchange Commission on April 9, 2019

Registration No. 033-64410

811-07798

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

POST-EFFECTIVE AMENDMENT NO. 35

FORM S-6

FOR THE REGISTRATION UNDER THE SECURITIES ACT

OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS

REGISTERED ON FORM N-8B-2

A.         Exact name of trust:

NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT — I

B.         Name of depositor:

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

C.         Complete address of depositor’s principal executive office:

51 Madison Avenue

New York, New York 10010

D.         Name and complete address of agent for service:

Depositor’s Telephone Number: (212) 576-7000

Mary Najem, Esq.

New York Life Insurance and

Annuity Corporation

51 Madison Avenue

New York, New York 10010

Copy to:

Stephen E. Roth, Esq.	Thomas F. English, Esq.
Sutherland Asbill & Brennan LLP	Senior Vice President, Deputy General Counsel
1275 Pennsylvania Avenue, NW	and Chief Insurance Counsel
Washington, DC 20004-2415	New York Life Insurance Company
51 Madison Avenue
New York, New York 10010

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☑ on May 1, 2020 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on             pursuant to paragraph (a)(1) of Rule 485.

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Flexible Premium Variable Universal Life Insurance Policies

Prospectus Dated May 1, 2020

Please use one of the following addresses for service requests:

Regular Mail	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	Express Mail	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010

Telephone: 1-800-598-2019

For submitting death claim forms only, you may also use:

Regular Mail	New York Life P.O. Box 130539 Dallas, TX 75313-0539	Express Mail	New York Life 4849 Greenville Ave, Ste 700 Dallas, TX 75206

Premium payments and loan repayments should be sent to us at:

Regular Mail	NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675-3021	Express Mail	NYLIAC, Suite 3021 c/o The Northern Trust Bank 350 North Orleans Street Receipt & Dispatch, 8th Floor Chicago, IL 60654

This prospectus describes a flexible premium variable universal life insurance policy formerly issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). In this prospectus, the words “we,” “our” or “us” refer to NYLIAC and the words “you” or “your” refer to the policyowner. We have discontinued sales of this policy. We will still accept additional premiums under existing policies. Capitalized terms used in this prospectus have the same meaning as in the section on DEFINITION OF TERMS.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports of the Eligible Portfolios available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from the Variable Product Service Center (“VPSC”). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting the VPSC.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting the VPSC. Your election to receive reports in paper will apply to all Eligible Portfolios available under your policy.

POLICY FEATURES

LIFE INSURANCE PROTECTION—This policy offers lifetime insurance protection, with a life insurance benefit payable when the Primary Insured dies while the policy is in effect. Even though the policy offers the protection of permanent life insurance, it can lapse even if all planned premiums are paid on time.

CHOICE OF LIFE INSURANCE BENEFIT OPTIONS—You can choose either a level life insurance benefit equal to the face amount of your policy or a life insurance benefit that varies and is equal to the sum of your policy’s face amount and Cash Value. If you choose a benefit that varies, the life insurance benefit will increase or decrease depending on the performance of the Allocation Alternatives you select. Your policy’s life insurance benefit will never be less than the face amount of your policy. The face amount appears on the Policy Data Page of your policy. Under both options, a higher life insurance benefit may apply if necessary for the policy to qualify as life insurance under the IRC. The policy proceeds we pay will be the sum of the life insurance benefit plus any rider death benefits less any loans (including any accrued loan interest).

FLEXIBLE PREMIUM PAYMENTS—You can decide the amount of premiums to pay and when to pay them, within limits. Although premium payments are flexible, we may require additional premium payments to keep the policy in effect. The policy may terminate if its Net Cash Value is insufficient to pay the policy’s monthly charges. The Cash Surrender Value of your policy will fluctuate depending on the performance of the Allocation Alternatives you have chosen. The Cash Surrender Value also will fluctuate to reflect the premium payments you make and the charges we deduct.

LOANS, WITHDRAWALS, AND SURRENDERS—You can borrow against or withdraw money from your policy, within limits. Loans and withdrawals will reduce the policy’s proceeds, Cash Surrender Value and Net Cash Value. You can also surrender your policy at any time. The Cash Surrender Value of your policy may increase or decrease depending on the performance of the Allocation Alternatives you select. We do not guarantee the Cash Surrender Value for your policy. If you surrender your policy or take a partial withdrawal during the first fifteen Policy Years or within fifteen years after you increase the face amount, we may apply a surrender charge. Loans, withdrawals, and surrenders may have tax consequences.

FACE AMOUNT INCREASES AND DECREASES—You may increase or decrease the face amount of your policy, within limits. We will apply a new schedule of surrender charges to any increase in your policy’s face amount. We may also deduct a surrender charge for any reduction in the face amount.

Replacing existing insurance with any policy may not be to your advantage. In addition, it may not be to your advantage to borrow to purchase this policy or to take withdrawals from another policy that you already own to make premium payments under this policy.

In addition, a variable life insurance policy is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the policy may limit your ability to withdraw a portion of the Cash Value through partial surrenders.

IMPORTANT NOTICES

This prospectus provides information that a prospective investor should know before investing. Please read it carefully and retain it for future reference. This prospectus must be accompanied by the current prospectuses for the MainStay VP
Funds Trust, the AB Variable Products Series Fund, Inc., the AIM Variable Insurance Funds (Invesco Variable Insurance
Funds), the American Funds Insurance Series®, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series
Funds II, Inc., the BNY Mellon Investment Portfolios, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust,
the Deutsche DWS Investments VIT Funds, the Deutsche DWS Variable Series II, the Fidelity® Variable Insurance Products
Funds, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the Lincoln Variable Insurance Products
Trust, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the Morgan Stanley Variable Insurance
Fund, Inc., the Neuberger Berman Advisers Management Trust and the PIMCO Variable Insurance Trust (the “Funds”, each individually a “Fund”).

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense. The policies involve risks, including the potential risk of loss of principal invested. The policies are not deposits of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.

Allocation Alternatives—Your policy allows you to choose how you want to invest your premium payments. You have the option to choose from 80 Investment Divisions and a Fixed Account. Policyowners may invest in a total of 21 investment options from among the 80 Investment Divisions and the Fixed Account, at any time. The Investment Divisions available under your policy are:

•	MainStay VP Balanced—Initial Class

•	MainStay VP Bond—Initial Class

•	MainStay VP CBRE Global Infrastructure (formerly Mainstay VP Cushing® Renaissance Advantage)—Initial Class

•	MainStay VP Conservative Allocation—Initial Class

•	MainStay VP Emerging Markets Equity—Initial Class**

•	MainStay VP Epoch U.S. Equity Yield—Initial Class

•	MainStay VP Fidelity Institutional AM® Utilities—Initial Class

•	MainStay VP Floating Rate—Initial Class

•	MainStay VP Growth Allocation—Initial Class

•	MainStay VP Income Builder—Initial Class

•	MainStay VP Indexed Bond—Initial Class

•	MainStay VP IQ Hedge Multi-Strategy—Initial Class

•	MainStay VP Janus Henderson Balanced—Initial Class

•	MainStay VP MacKay Common Stock—Initial Class

•	MainStay VP MacKay Convertible—Initial Class

•	MainStay VP MacKay Government—Initial Class

•	MainStay VP MacKay Growth—Initial Class**

•	MainStay VP MacKay High Yield Corporate Bond—Initial Class

•	MainStay VP MacKay International Equity—Initial Class

•	MainStay VP MacKay Mid Cap Core—Initial Class

•	MainStay VP MacKay S&P 500 Index—Initial Class

•	MainStay VP MacKay Small Cap Core—Initial Class

•	MainStay VP MacKay Unconstrained Bond—Initial Class

•	MainStay VP Mellon Natural Resources—Initial Class

•	MainStay VP Moderate Allocation—Initial Class

•	MainStay VP Moderate Growth Allocation—Initial Class

•	MainStay VP PIMCO Real Return—Initial Class

•	MainStay VP Small Cap Growth (formerly MainStay VP Eagle Small Cap Growth)—Initial Class

•	MainStay VP T. Rowe Price Equity Income—Initial Class**

•	MainStay VP Winslow Large Cap Growth (formerly MainStay VP Large Cap Growth)—Initial Class

•	MainStay VP U.S. Government Money Market—Initial Class

•	AB VPS Small/Mid Cap Value Portfolio—Class A

•	American Funds IS Asset Allocation Fund—Class 2

•	American Funds IS Blue Chip Income and Growth Fund—Class 2

•	American Funds IS Global Small Capitalization Fund—Class 2

•	American Funds IS Growth Fund—Class 2

•	American Funds IS New World Fund®—Class 2

•	BlackRock® Global Allocation V.I. Fund—Class I

•	BlackRock® High Yield V.I. Fund—Class I

•	BNY Mellon IP Technology Growth Portfolio (formerly Dreyfus IP Technology Growth Portfolio)—Initial Shares

•	ClearBridge Variable Appreciation Portfolio—Class I

•	Columbia Variable Portfolio—Commodity Strategy Fund—Class 1

•	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1

•	Delaware VIP® Emerging Markets Series—Standard Class

•	Delaware VIP® Small Cap Value Series—Standard Class

•	DWS Alternative Asset Allocation VIP—Class A

•	DWS Small Cap Index VIP—Class A

•	DWS Small Mid Cap Value VIP—Class A

•	Fidelity® VIP ContrafundSM Portfolio—Initial Class

•	Fidelity® VIP Emerging Markets Portfolio—Initial Class

•	Fidelity® VIP Equity-Income PortfolioSM—Initial Class

•	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class

•	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class

•	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class

•	Fidelity® VIP Growth Opportunities Portfolio—Initial Class

•	Fidelity® VIP Health Care Portfolio—Initial Class

•	Fidelity® VIP Mid Cap Portfolio—Initial Class

•	Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series I Shares

•	Invesco V.I. American Value Fund—Series I Shares

•	Invesco V.I. International Growth Fund—Series I Shares

•	Janus Henderson Enterprise Portfolio—Institutional Shares

•	Janus Henderson Global Research Portfolio—Institutional Shares

•	Legg Mason/QS Aggressive Model Portfolio—Class I

•	Legg Mason/QS Conservative Model Portfolio—Class I

•	Legg Mason/QS Moderate Model Portfolio—Class I

•	Legg Mason/QS Moderately Aggressive Model Portfolio—Class I

•	Legg Mason/QS Moderately Conservative Model Portfolio—Class I

•	LVIP SSgA International Index Fund—Standard Class

•	LVIP SSgA Mid-Cap Index Fund—Standard Class

•	MFS® International Intrinsic Value (formerly MFS® International Value) Portfolio—Initial Class

•	MFS® Investors Trust Series—Initial Class

•	MFS® Mid-Cap Value Portfolio—Initial Class

•	MFS® New Discovery Series—Initial Class

•	MFS® Research Series—Initial Class

•	Morgan Stanley VIF U.S. Real Estate Portfolio—Class I

•	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I

•	PIMCO VIT Income Portfolio—Institutional Class

•	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class

•	PIMCO VIT Low Duration Portfolio—Institutional Class

•	PIMCO VIT Total Return Portfolio—Institutional Class

**

Premiums or transfers will only be accepted into this Investment Division from policyowners already invested in this Investment Division. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

We do not guarantee the investment performance of the Investment Divisions, which involve varying degrees of risk.

This prospectus is not considered an offering in any jurisdiction where the sale of this policy cannot lawfully be made. NYLIAC does not authorize any information or representations regarding the offering other than as described in this prospectus or in any attached supplement to this prospectus or in any supplemental sales material NYLIAC produces.

In certain jurisdictions, different provisions may apply to the policy. Please refer to the policy or ask your registered representative for details regarding your particular policy.

The Investment Divisions offered through the NYLIAC VUL policy and described in this prospectus are different and may have different investment performance from mutual funds that may have similar names, the same adviser, the same investment objective and policy and similar portfolio securities.

HOW TO REACH US FOR POLICY SERVICES

You can send service requests to us at one of the Variable Products Service Center (VPSC) addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). In addition, as described below, you can reach us by phone on our toll-free number (1-800-598-2019) or contact us online at www.newyorklife.com. We make online service at www.newyorklife.com available at our discretion. In addition, availability of online service may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable. All NYLIAC requirements must be met in order for us to deem your request in Good Order and process it. Please review all service request forms carefully and provide all required information as applicable to the transaction. If your request is not in Good Order, we will not be able to process your service request. We will make every reasonable attempt to notify you of this situation. It is important that you inform New York Life or NYLIAC of an address change so that you can receive important statements. We do not currently accept faxed or e-mailed service requests, however we reserve the right to accept them at our discretion.

E-mail inquiries that are non-transactional may be sent online at www.newyorklife.com once they have passed all security protocols to identify the policyowner.

Online Service at www.newyorklife.com

Through www.newyorklife.com, you can get up-to-date information about your policy and request fund transfers and allocation changes. We may revoke online service for certain policyowners (see “CASH VALUE AND CASH SURRENDER VALUE—Limits on Transfers”).

In order to obtain policy information online at www.newyorklife.com, you are required to register for access. You will be required to register a unique User Name and Password to gain access. Through www.newyorklife.com, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

We will use reasonable procedures to make sure that the instructions we receive through www.newyorklife.com are genuine. We are not responsible for any loss, cost, or expense for any actions we take based on instructions received online at www.newyorklife.com that we believe are genuine. We will confirm all transactions in writing.

Policies that are jointly owned may not request transactions through www.newyorklife.com. Transfers and allocation changes received after 4:00 p.m. (Eastern Time) or on a non-Business Day, will be processed and priced as of the next Business Day.

We make online service at www.newyorklife.com available at our discretion. We may revoke online service for certain policyowners. In addition, availability of online service may be interrupted temporarily at times. We do not assume responsibility for any loss if service should become unavailable. If you are experiencing problems, you can send service requests to us at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing).

Currently, online service at www.newyorklife.com is available Monday through Friday, from 6:00 a.m. to 4:00 a.m., Saturdays from 6:00 a.m. to 2:00 a.m., and Sundays from 7:00 a.m. to 1:00 a.m. (Eastern Time).

After login at www.newyorklife.com, you can:

•	e-mail your registered representative or the VPSC;

•	obtain current policy values;

•	transfer assets between investment options;

•	change the allocation of future premium payments;

•	reset your password;

•	change your address;

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•	download service forms;

•	view and download policy statements;

•	establish a new or modify an existing Automatic Asset Rebalancing arrangement;

•	change your phone number or e-mail address;

•	view and update beneficiary information;

•	update your Client Profile or Investor Profile; and

•	enroll in electronic delivery of select policy mailings and notifications.

The online service www.newyorklife.com enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports electronically for your Policy online at www.newyorklife.com after login. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.

Third-Party Access to Your Account

You can authorize a third party, including a joint policyowner, to access your policy information and make transfers among Investment Divisions and/or the Fixed Account, allocation changes, and other permitted transactions on your behalf through a Customer Service Representative. You may also authorize your registered representative to make transfers among Investment Divisions and/or the Fixed Account by telephone. To do so, you must send the VPSC a Telephone Authorization Form in Good Order to one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized.

Risks Affecting our Administration of Your Policy

NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyber-attack, or current or future outbreaks of infectious diseases, epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See “Information Systems Failures and Cybersecurity Risks” for more information on information systems failures and cybersecurity risks and “Risks from Serious Infectious Disease Outbreaks” for more information on risks from serious infectious disease outbreaks.)

Information Systems Failures and Cybersecurity Risks

NYLIAC’s ability to administer the policy (and to keep policyowner information confidential) is subject to certain cybersecurity and cyber-attack risks that are common to all insurers and financial service providers. We rely on technology, including digital communications and data storage networks and systems to conduct our variable product business activities. Because our business, including our variable product business, is highly dependent upon the effective operation of our computer systems (including the online service at www.newyorklife.com and other systems) and those of our service providers and business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures and cyber-attacks. These risks also apply to other insurance and financial services companies and businesses. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized use, abuse and/or release of confidential customer (including policyowner and insured) information. We have established administrative and technical controls and cybersecurity plans, including

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a business continuity plan, to identify and protect our operations against system failures and cybersecurity breaches. Despite these controls and plans, systems failures and cyber-attacks affecting NYLIC, NYLIAC or any of their affiliates and other affiliated or unaffiliated third-party administrators, underlying funds, intermediaries and other service providers and business partners may have a material, negative impact on us and your policy Cash Value. For instance, systems failures and cyber-attacks may (i) interfere with our processing of policy transactions (including surrenders, withdrawals, loans, and transfers) and the processing of orders from online service requests at www.newyorklife.com or with the underlying funds or cause other operational issues; (ii) impact our ability to calculate accumulation unit values and policy’s Cash Values; (iii) cause the release, loss and/or possible destruction of confidential customer or business information; and/or (iv) subject us and/or our service providers, business partners and intermediaries to regulatory fines, litigation, financial losses and/or cause us reputational damage. Systems failures and cybersecurity breaches may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose value. There can be no assurance that we, or the underlying funds or our service providers and business partners will be able to avoid these risks at all times or avoid losses affecting your policy due to information systems failures or cyber-attacks.

Risks from Serious Infectious Disease Outbreaks

Our ability to administer your policy is subject to certain risks – common to all insurers and financial service providers — that could result from current or future outbreaks of infectious diseases, epidemics or pandemics (“serious infectious disease outbreaks”). Serious infectious diseases may spread rapidly. Serious infectious disease outbreaks – and general concerns about the course and effects of such outbreaks — not only raise serious health concerns, but may significantly disrupt economic activity in the U.S. and globally. The effects of a serious infectious disease outbreak may be short-term or last for extended time periods.

Our business activity and operations, and/or the activities and operations of our service providers and business partners, could be adversely affected or interrupted by serious infectious disease outbreaks. In order to mitigate the possible effects of these types of events, NYLIAC has established business continuity and disaster recovery plans. These plans may, for example, require our employees to work and access our information technology, communications or other systems remotely. Notwithstanding these plans, a serious infectious disease outbreak and public health measures taken by government officials to combat an outbreak — may have a material, adverse effect on us, our ability to administer your policy and your policy Cash Value. For example, a serious infectious disease outbreak or public health measures implemented to combat it may adversely affect our business and operations by (i) interfering with our processing of policy transactions (including surrenders, withdrawals, loans, and transfers) and the processing of orders from online service requests at www.newyorklife.com or with the underlying funds or cause other operational issues; (ii) delaying or interrupting our receipt of pricing or other services provided by third parties, thereby affecting among other things our ability to calculate accumulation unit values and policy cash values or to administer policy transactions dependent on systems and services provided by third parties; (iii) preventing our workforce from being able to be physically present at one or more of our worksites or from traveling to alternative worksites needed to implement our business continuity and disaster recovery plans, thereby resulting in lengthy interruptions of service; or (iv) subjecting us and/or our service providers, business partners and intermediaries to regulatory fines, litigation, financial losses and/or cause us reputational damage. In addition, our operations require experienced professional staff. Loss of a substantial number of such persons or an inability to provide properly equipped places for them to work may disrupt our operations and adversely affect our business. Serious infectious disease outbreaks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy Cash Value to decrease in value. Serious infectious disease outbreaks may also affect market interest rates, which may affect the interest crediting rates we may declare on the Fixed Account under your policy (subject to the guaranteed minimum interest crediting rate). There can be no assurance that we, the underlying funds, the companies in which they invest, or our services providers and business partners will be able to avoid these risks at all times or avoid losses affecting your policy due to serious infectious disease outbreaks.

CARES Act. The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020, contains provisions relaxing certain requirements applicable to distributions from certain qualified plans, individual retirement accounts and individual retirement annuities. Among other things, it waives required minimum distribution payments for 2020 from certain types of plans, and early withdrawal penalties on withdrawals of up to $100,000 by participants in certain types of plans, who meet certain eligibility requirements. You should consult your financial or tax adviser for more information about the effect of the CARES Act and for assistance in determining whether you qualify to rely on any of these provisions in connection with your policy.

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Registered Representative Actions

You may authorize us to accept electronic or telephone instructions from your registered representative or the registered service assistant assigned to your policy to make premium allocations, transfers among Allocation Alternatives, Automatic Asset Rebalancing (AAR) updates (if applicable) and changes to your investment objective and/or risk tolerance. Only your registered representative can make these requests by telephone. Your AAR will be canceled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at the time to be consistent with your fund transfer and premium allocation changes.

To authorize a registered representative or registered service assistant assigned to your policy to make premium allocations and transfers, you must send a completed Trading and Partial Withdrawal Authorization Form in Good Order to the VPSC at one of the addresses noted on the first page of this Prospectus. We may revoke or deny Trading Authorization privileges for certain policyowners (See CASH VALUE AND CASH SURRENDER VALUE—Limits on Transfers). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for acting on instructions which are believed to be genuine in accordance with our procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and actions, including limits on transfers.

We may choose to accept forms you have completed that your registered representative or your local General Office transmits to us electronically via our internal secured network. For information on how to initiate a transfer between Investment Divisions, or request a partial withdrawal, please refer to the sections titled “Transfers” or “Partial Withdrawals” in this prospectus. We do not currently accept faxed or e-mailed requests for transactions affecting your investments under the policy, but reserve the right to accept them at our discretion.

DEFINITION OF TERMS

1933 Act: The Securities Act of 1933, as amended.

1940 Act: The Investment Company Act of 1940, as amended.

AAR: Automatic Asset Rebalancing.

Accumulation Unit: An accounting unit used to calculate the values under the policy held in the Separate Account.

Accumulation Value: The value of Accumulation Units in the Investment Divisions of the Separate Account. The Accumulation Value is equal to the sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Divisions.

Allocation Alternatives: The 81 Allocation Alternatives available to policyowners. This currently consists of 80 Investment Divisions and the Fixed Account.

Beneficiary: The person(s) or entity(ies) you name to receive insurance proceeds after the Insured dies.

Business Day: Any day on which the New York Stock Exchange (“NYSE”) is open for regular trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

Cash Surrender Value: An amount payable to you upon surrender of the policy. This amount is equal to the Cash Value less any surrender charges, any deferred contract charges, and any Policy Debt. However, for purposes of determining whether the policy lapses, any deferred contract charge will not be considered during the deferral period.

Cash Value: The sum of the Accumulation Value and the value in the Fixed Account.

Eligible Portfolios (“Portfolios”): The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account. Portfolios described in this prospectus are different from portfolios available directly to the general public. Investment results will differ.

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Fixed Account: The Allocation Alternative that credits interest at fixed rates which are declared periodically in advance in our sole discretion, and are subject to a minimum guarantee. This rate can change but will never be less than 4%. Amounts in the Fixed Account are part of NYLIAC’s general account, which is subject to the claims of its general creditors.

Flat Extra: An additional charge that may be assessed and added to the monthly cost of insurance charge to cover an additional risk on the Insured.

Fund: An open-end management investment company.

Good Order: A request or transaction is in Good Order if it complies with our administrative procedures, and the required information is complete and correct. This means the actual receipt by us of your request and any instructions related to the request in writing (or, if permitted, by telephone or electronic means), along with all forms, and any other information or documentation necessary to complete the transaction. We may, in our sole discretion, determine whether any particular request or transaction is in Good Order. We may reject or delay a request or transaction if the information needed is not in Good Order. If you have any questions, you should contact us or your registered representative before submitting a form or request.

Guideline Annual Premium: On the Policy Date, it is the annual premium for the benefits provided, based on guaranteed mortality and expense risk charges and an interest rate of 4%. It is the same as “guideline level premium,” as defined in Section 7702 of the IRC.

Investment Division: A division of the Separate Account. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

IRC: Internal Revenue Code of 1986, as amended.

IRS: The Internal Revenue Service.

Issue Date: The day we approve and issue the policy.

Monthly Deduction Day: The date we deduct your monthly contract charge, cost of insurance charge, and any rider charges from your policy’s Cash Value. The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. If a Monthly Deduction Day falls on a day that is not a Business Day, the Monthly Deduction Charges will be deducted on the following Business Day.

Net Cash Value: The Cash Value, less any unpaid loans and accrued interest, and less the smaller of (a) any surrender charges that may apply at time of lapse or (b) the sum of any partial withdrawals, unpaid loans and accrued interest.

Net Premium: The balance of a premium payment after applicable sales expense, state premium tax, and federal tax charges have been deducted.

New York Life: New York Life Insurance Company.

Non-Qualified Policy: A variable universal life insurance policy that is not a Qualified Policy.

NYLIAC: New York Life Insurance and Annuity Corporation.

NYLIFE Distributors: NYLIFE Distributors, LLC.

PIN: A Personal Identification Number.

Policy Data Page: Page 2 of the policy, which contains the policy specifications.

Policy Date: The date we use as the starting point for determining policy anniversaries, Policy Years, and Monthly Deduction Days. Your Policy Date will be the same as your Issue Date, unless you request otherwise. Generally, you cannot choose a Policy Date that is more than six months before your policy’s Issue Date. You can find your Policy Date on the Policy Data Page.

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Policy Debt: The amount of the obligation from a policyowner to NYLIAC from outstanding loans. This amount includes any loan interest accrued to date.

Policy Proceeds: The benefit we will pay to your beneficiary when we receive proof that the insured died while the policy is in effect. It is equal to the Life Insurance Benefit, plus any additional benefits under any riders you have chosen, minus any outstanding loans (including any accrued loan interest).

Policy Year: The twelve-month period starting with the Policy Date, and each twelve-month period thereafter.

Portfolio(s): See “Eligible Portfolios”.

Primary Insured: The person who is insured under the base policy.

Qualified Plan: An employee benefit plan that is intended to qualify for special federal income tax treatment under Section 401(a) of the IRC.

Qualified Policy: A variable universal life insurance policy owned by a Qualified Plan.

SEC: The Securities and Exchange Commission.

Separate Account: NYLIAC Variable Universal Life Separate Account-I, a segregated asset account NYLIAC established to receive and invest Net Premiums that are allocated to the Investment Divisions. The Separate Account is divided into subaccounts that correspond to the Investment Divisions.

Separate Account Value: An amount equal to the Cash Value allocated to the Separate Account.

Surrender Charge Guideline Annual Premium: Same as Guideline Annual Premium, except that the calculation assumes 5% interest rate, Life Insurance Benefit Option 1, and assumes that there are no riders. It is used for purposes of calculating surrender charges.

VPSC: The Variable Products Service Center. You may contact the VPSC toll-free by calling 1-800-598-2019, or by sending correspondence to the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing.) See HOW TO REACH US FOR POLICY SERVICES for more information.

www.newyorklife.com: Through www.newyorklife.com, you can get up-to-date information about your policy. See HOW TO REACH US FOR POLICY SERVICES for more information.

BASIC QUESTIONS AND ANSWERS ABOUT US AND OUR POLICY

1. What are NYLIAC and New York Life?

New York Life Insurance and Annuity Corporation (“NYLIAC”) is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident, and health insurance and annuities in the District of Columbia and all states. In addition to the policies described in this prospectus, NYLIAC offers other life insurance policies and annuities. This prospectus includes NYLIAC’s financial statements.

NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), a mutual life insurance company founded in New York in 1845. NYLIAC held assets of $158.4 billion at the end of 2019. New York Life has invested in NYLIAC, and may, in order to maintain capital and surplus in accordance with state requirements occasionally make additional contributions to NYLIAC.

2. What type of variable life insurance policy is described by this Prospectus?

In this prospectus, we describe a flexible premium variable universal life insurance policy. The policy provides for a death benefit, Cash Value, loan privileges, and flexible premiums. It is called “flexible” because you may select the timing and amount of premiums and adjust the death benefit by increasing or decreasing the face amount (subject to certain restrictions). It is called “variable” because the death benefit may, and the Cash Value will, go up or down depending on the performance of the Investment Division(s) to which Cash Value is allocated.

The policy is a legal contract between you and NYLIAC. The entire contract consists of the policy, the application, and any riders to the policy.

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3. How is the policy available for issue?

The policy is no longer available for issue.

4. What is the Cash Value of the policy?

The Cash Value is determined by (1) the amount and timing of premiums, (2) the investment experience of the Investment Divisions you selected, (3) the interest credited to amounts in the Fixed Account, and (4) any partial withdrawals and charges imposed on the policy. You bear the investment risk of any depreciation in value of the assets underlying the Investment Divisions, but you also reap the benefit of any appreciation in their value.

5. How is the value of an Accumulation Unit determined?

We calculate an Accumulation Unit value each day that the New York Stock Exchange (“NYSE”) is open for regular trading. We do this at the close of the NYSE (currently 4:00 p.m. Eastern Time). We determine the value of an Accumulation Unit by multiplying the value of that unit on the prior day when the NYSE was open by the net investment factor. The net investment factor we use to calculate the value of an Accumulation Unit is equal to:

(a / b) – c

Where:	a =	the sum of:

(1) the net asset value of a Portfolio share held in the Separate Account for that Investment Division determined at the end of the current day on which we calculate the Accumulation Unit value, plus

(2)   the per share amount of any dividends or capital gain distributions made by the Portfolio for shares held on the Separate Account for that Investment Division if the ex-dividend date occurs since the end of the immediately preceding day on which we calculate an Accumulation Unit value for that Investment Division.

	b =	the net asset value of a Portfolio share held in the Separate Account for that Investment Division determined as of the end of the immediately preceding day on which we calculated an Accumulation Unit value for that Investment Division.

	c =	a factor representing the mortality and expense risk charges and the administrative charges. This factor is deducted on a daily basis and is currently equal, on an annual basis, to 0.70% (0.60% for mortality and expense risk and 0.10% for administrative charges) of the daily net asset value of a Portfolio share in the Separate Account for that Investment Division.

The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease.

6. What is a Net Premium and how is it applied?

When you give us a premium payment, we deduct the sales expense, state premium tax, and federal tax charges from your premium. We call the remainder the “Net Premium”. You may allocate this Net Premium among the 81 Allocation Alternatives. The Allocation Alternatives currently consist of 80 Investment Divisions and the Fixed Account. You can only have money, however, in a maximum of 21 Allocation Alternatives, including the Fixed Account at any one time. The 80 Investment Divisions are listed on the second and third pages of the prospectus.

7. What is the Fixed Account?

As an alternative to the Investment Divisions, you can allocate or transfer amounts to the Fixed Account. We will credit any amounts in the Fixed Account with a fixed interest rate, which we declare periodically in advance at our sole discretion. This rate will never be less than 4% per year. Interest accrues daily and is credited on each Monthly Deduction Day. All Net Premiums allocated or amounts transferred less amounts withdrawn, transferred from, or charged against the Fixed Account receive the interest rate in effect at that time. Different rates may apply to loaned and unloaned funds.

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8. How long will the policy remain in force?

The policy does not automatically terminate if you do not pay the scheduled premiums. Payment of these premiums does not guarantee the policy will remain in force. The policy terminates only when the Net Cash Value is insufficient to pay the policy’s monthly deductions or when there is any outstanding Policy Debt that exceeds the Cash Value less surrender charges and deferred contract charge, and a late period expires without sufficient payment. In New York, policies issued on or after May 1, 1995 will terminate at the Insured’s age 100. Additional provisions apply to policies with a Guaranteed Minimum Death Benefit rider. See ADDITIONAL PROVISIONS OF THE POLICY—Additional Benefits Provided By Riders—Guaranteed Minimum Death Benefit Rider.

9. Is the amount of the death benefit guaranteed?

As long as the policy remains in force, the death benefit will be equal to the amount calculated under the applicable life insurance benefit option you selected, plus any death benefit payable on the Primary Insured under a rider, and less any Policy Debt. See DEATH BENEFIT UNDER THE POLICY. Additional provisions apply to policies with a Guaranteed Minimum Death Benefit rider. See ADDITIONAL PROVISIONS OF THE POLICY—Additional Benefits Provided By Riders—Guaranteed Minimum Death Benefit Rider.

10. Is the death benefit subject to income taxes?

The Beneficiary may generally exclude the death benefit paid under a policy from his/her gross income for federal income tax purposes. See FEDERAL INCOME TAX CONSIDERATIONS.

Tax law provisions relating to “employer-owned life insurance contracts” may impact whether and to what extent the Life Insurance Benefit may be received on a tax-free basis. You may be required to take certain actions before acquiring the Policy in order to ensure that such Benefit may be received on a tax-free basis. See the discussion under FEDERAL INCOME TAX CONSIDERATIONS—Life Insurance Status of Policy—IRC Section 101(j)—Impact on Employer-Owned Policies for more information.

11. Does the policy have a Cash Surrender Value?

You can surrender the policy at any time and receive its Cash Surrender Value. We also allow partial withdrawals subject to certain restrictions. The Cash Surrender Value of a policy fluctuates with the investment performance of the Investment Divisions in which the policy has Accumulation Value and the amount held in the Fixed Account. It may increase or decrease daily.

If you choose to surrender your policy, you must provide written notification, in Good Order, to the VPSC at one of the addresses listed on the first page of this prospectus.

For federal income tax purposes, you are not usually taxed on increases in the Cash Surrender Value until you actually surrender the policy. You may, however, be taxed on all or a part of the amount distributed for certain partial withdrawals and policy loans. See CASH VALUE AND CASH SURRENDER VALUE—Cash Surrender Value, and FEDERAL INCOME TAX CONSIDERATIONS.

12. What is a modified endowment contract?

A modified endowment contract is a life insurance policy under which the cumulative premiums paid during the first seven Policy Years are greater than the cumulative premiums payable under a hypothetical policy providing for guaranteed benefits upon the payment of seven level annual premiums. Certain changes to the policy can subject it to retesting for a new seven-year period. If your policy is determined to be a modified endowment contract, any distributions during your lifetime, including collateral assignments, loans, and partial withdrawals are taxable if there is a gain in the policy. In addition, you may also incur a penalty tax if the distribution occurs when the taxpayer is not yet age 59 1⁄2.

13. Can the policy become a modified endowment contract?

The policy can become a modified endowment contract. We currently test a policy at issue to determine whether it will be classified as a modified endowment contract. This at-issue test examines the policy for the first seven contract years. We base the test on the benefits applied for in the policy application and the initial premium

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requested, and on the assumption that there are no increases in premiums or changes in benefit structure during the period. We also have procedures to monitor whether a policy may become a modified endowment contract after issue. See FEDERAL INCOME TAX CONSIDERATIONS—Modified Endowment Contract Status.

14. What premiums are payable?

The Policy Data Page shows the amount and interval of any scheduled premiums. A scheduled premium (also known as a planned premium) does not have to be paid to keep the policy in force if there is enough Net Cash Value to cover the charges made on the Monthly Deduction Day. You may increase or decrease the amount of any scheduled premium subject to the limits we set. You may not, however, make a premium payment that would exceed the guideline premium limitations under Section 7702 of the IRC and jeopardize the policy’s qualification as “life insurance”. You may also change the frequency of premiums subject to our minimum premium rules. Scheduled premiums end on the policy anniversary on which the Insured is age 95. Premium payments must be made to one of the addresses listed on the first page of this prospectus.

Acceptance of initial and subsequent premium payments is subject to our suitability standards.

15. What are unscheduled premiums?

While the Insured is living, you can pay unscheduled premiums (also known as unplanned premiums) at any time before the policy anniversary on which the Insured is age 95. Any unscheduled premiums must equal at least $50. You may not, however, make a premium payment that would exceed the guideline premium limitations under Section 7702 of the IRC and jeopardize the policy’s qualification as “life insurance”. Unscheduled premiums also include the proceeds of an exchange made in accordance with Section 1035 of the IRC. If an unscheduled premium would result in an increase in the death benefit greater than the increase in the Cash Value, we reserve the right to require proof of insurability before accepting that premium and applying it to the policy. We also reserve the right to limit the number and amount of any unscheduled premiums. In certain states, an unscheduled premium may be made once each Policy Year. Subsequent premium payments must be made to one of the addresses listed on the first page of this prospectus. For details see GENERAL PROVISIONS OF THE POLICY—Premiums.

16. When are premiums put into the Fixed Account or the Separate Account?

On the Business Day we receive a premium, we first deduct a sales expense charge not to exceed the amount shown on the Policy Data Page. We also deduct the state premium tax and federal tax charges. After the end of the Free Look period, we will apply the balance of the premium (the Net Premium) to the Separate Account and the Fixed Account, in accordance with your allocation election in effect at the time when the premium is received. We will do this before any other deductions that may be due are made. The allocation percentages must be in whole numbers. (Deductions are described in greater detail in Question 18, “Are there charges against the policy?”)

17. How are Net Premiums allocated among the Allocation Alternatives?

You can allocate Net Premiums to a maximum of 21 of the 81 Allocation Alternatives, which include the 80 variable Investment Divisions plus the Fixed Account. You can also raise or lower the percentages of the Net Premium (which must be in whole number percentages) allocated to each Allocation Alternative at the time you make a premium payment. We will allocate Net Premiums in accordance with your instructions.

You can change the premium allocation any time you make a subsequent premium payment by submitting a revised premium allocation form to one of the addresses listed for payment of subsequent premiums on the first page of this prospectus. Your revised premium allocation selections will be effective as of the Business Day the revised premium allocation is received by VPSC at one of the addresses listed on the first page of the prospectus. Premium allocation selections received after market close will be effective the next business day.

18. Are there charges against the policy?

We deduct three charges from each premium, whether scheduled or unscheduled. A sales expense charge not to exceed 5% is used to partially cover sales expenses. We also deduct 2% and 1.25% for state premium tax and federal tax charges, respectively. We allocate each premium, net of these charges, to the Fixed Account or the

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Investment Divisions. Each becomes a part of the Cash Value. See CHARGES UNDER THE POLICY—Deductions from Premium Payments.

On each Monthly Deduction Day, we make the following deductions from the policy’s Cash Value:

(a)

A monthly contract charge not to exceed, on an annual basis, the amount shown on the Policy Data Page (In the first Policy Year, the excess of the monthly charge over the amount of the monthly charge applicable in renewal years is deferred to the earlier of the first policy anniversary or surrender of the policy. However, if the policy is surrendered in the first Policy Year, the full amount deferred is deducted.);

(b)	The monthly cost of insurance; and

(c)	The monthly cost for any riders attached to the policy.

We may also make a deduction for any temporary Flat Extras as set forth on the Policy Data Page. A temporary Flat Extra is a charge per $1,000 of the net amount at risk made against the Cash Value for the amount of time specified on the Policy Data Page. It is designed to cover the risk of substandard mortality experience which is not permanent in nature due to an insured’s circumstances including, but not limited to, his or her medical condition, occupation, motor vehicle or aviation record.

The Monthly Deduction Day is shown on the Policy Data Page. The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. Subsequent Monthly Deduction Days will be on each monthly anniversary of the Policy Date.

Some deductions are made on a daily basis against the assets of the Investment Divisions. We assess daily charges, calculated at an annual rate of 0.60% and 0.10% of the value of the assets of each Investment Division, for mortality and expense risks and administrative charges, respectively. We may change the mortality and expense risk charge at our option subject to a maximum charge of 0.90%. Similarly, we may calculate tax assessments daily. Currently, we are not making any charges for income taxes, but we may make charges in the future against the Investment Divisions for federal income taxes attributable to them.

In addition, the value of the shares of each Portfolio reflects advisory fees, administration fees, and other expenses deducted from the assets of each Portfolio. Upon a surrender or requested decrease in the policy’s face amount, including decreases caused by a change in the life insurance benefit option, we assess a surrender charge. A partial withdrawal or a change in the life insurance benefit option may result in a decrease in face amount. We deduct the surrender charge from the Cash Value at the time of surrender or decrease.

Partial withdrawals of Cash Value are also subject to a charge not to exceed the lesser of $25 or 2% of the amount withdrawn. See CHARGES UNDER THE POLICY and FEDERAL INCOME TAX CONSIDERATIONS.

19. What is the loan privilege?

Using the policy as sole security, you can borrow any amount up to the loan value of the policy. The loan value on any given date is equal to (i) 90% of the Cash Value, less applicable surrender charges and less any deferred contract charges, less (ii) any Policy Debt.

20. Do I have a right to cancel?

You have the right to cancel the policy at any time during the Free Look period and receive a refund. The Free Look period begins on the date you receive the policy. It ends 20 days later (or as otherwise required by state law). To receive a refund you must return the policy to VPSC and/or provide a written request for cancellation in Good Order at one of the addresses listed on the first page of this prospectus (or to any other address we indicate to you in writing), or to the registered representative from whom you purchased the policy. You may cancel increases in the Face Amount of your policy under the same time limits.

21. Can the policy be exchanged, or can all amounts be allocated to the Fixed Account?

You have the right during the first two Policy Years to either (1) exchange the policy for a permanent fixed benefit policy we offer for this purpose, or (2) transfer all of the policy’s Cash Value to the Fixed Account. Similar

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rights are available during the first two years after an increase in the policy’s face amount. Policies issued in Colorado, Massachusetts, and New York have special rights when NYLIAC changes the objective of an Investment Division. See your policy for additional details, as well as EXCHANGE PRIVILEGE, and OUR RIGHTS.

22. How is a person’s age calculated?

When we refer to a person’s age on any date, we mean his or her age on the nearest birthday. However, the cost of insurance charges will be based on the Insured’s age on the birthday nearest to the prior policy anniversary.

CHARGES UNDER THE POLICY

We deduct certain charges to compensate us for providing the insurance benefits under the policy, for any riders, for administering the policy, for assuming certain risks, and for incurring certain expenses in distributing the policy.

DEDUCTIONS FROM PREMIUM PAYMENTS

When we receive a premium, whether scheduled or unscheduled, we will deduct a sales expense charge, a state premium tax charge and, for Non-Qualified Policies, a federal tax charge. The Net Premium will be applied to the Separate Account Value and Fixed Account in accordance with your allocation election in effect at that time and before any other deductions which may be due are made.

Sales Expense Charge

We will deduct a sales expense charge not to exceed 5% of any premium and in addition to the surrender charge (for a discussion of the surrender charge, see CHARGES UNDER THE POLICY—Surrender Charges). The sales expense charge is currently eliminated after the tenth Policy Year. We reserve the right to impose this charge after Policy Year 10. The amount of the sales expense charge in a Policy Year is not necessarily related to our actual sales expenses for that particular year. To the extent that sales expenses are not covered by the sales expense charge and the surrender charge, they will be recovered from NYLIAC’s surplus, including any amounts derived from the mortality and expense risk charge or the cost of insurance charge. For a discussion of the commissions paid under the policy, see DISTRIBUTION AND COMPENSATION ARRANGEMENTS.

State Premium Tax Charge

Some jurisdictions impose a tax on the premiums insurance companies receive from their policyowners, currently ranging from 0% to 3.5% of premium payments. The premium tax may be higher in certain U.S. territories. We currently deduct a charge of 2% of all premiums we receive to cover these state premium taxes. This charge may not reflect the actual premium tax charged in your state. We may increase the amount we deduct as a state premium tax charge to reflect changes in applicable law. Our right to increase this charge is limited in some jurisdictions by law.

Federal Tax Charge

NYLIAC’s federal tax obligations will increase based upon premiums received under the policies. We currently deduct 1.25% of each premium to cover this federal tax charge. We reserve the right to increase this charge consistent with changes in applicable law and subject to any required approval of the Securities and Exchange Commission.

DEDUCTIONS FROM CASH VALUE

On each Monthly Deduction Day, we deduct a monthly contract charge, a cost of insurance charge, and a rider charge for the cost of any additional riders from the Policy’s Cash Value. The first Monthly Deduction Day will be the monthly anniversary of your Policy Date on or following the Issue Date. If the Policy Date is prior to the Issue Date, the deductions made on the first Monthly Deduction Day will cover the period from the Policy Date until the first Monthly Deduction Day. We deduct these charges from the Accumulation Value and the value in the Fixed Account in proportion to the non-loaned Cash Value in the Separate Account and the Fixed Account.

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Expense Allocation Option

With the Expense Allocation feature, you have the choice of how to allocate deductions from your Cash Value. These include monthly cost of insurance, monthly cost of any riders on the policy, and the monthly contract charge. You can instruct NYLIAC, at the time of the application, and at any time thereafter, to have the expenses deducted from the MainStay VP U.S. Government Money Market Investment Division, the unloaned portion of the Fixed Account, or a combination of both.

If the values in the MainStay VP U.S. Government Money Market Investment Division and/or the unloaned portion of the Fixed Account are insufficient to pay these charges, we will deduct as much of the charges as possible. The remainder of the charges will be deducted proportionately from each of the Investment Divisions. If you do not instruct us how you would like the expenses allocated, these charges will be deducted proportionately from each of the Investment Divisions including any unloaned amount in the Fixed Account.

Monthly Contract Charge

In the first Policy Year, there is a charge currently equal to $312 on an annual basis to compensate us for costs incurred in providing certain administrative services including collecting premium, recordkeeping, processing claims, and communicating with policyowners. In subsequent Policy Years, the charge currently is equal to $84 on an annual basis. These charges are not designed to produce a profit. These charges may increase or decrease, but they will never exceed $324 on an annual basis in the first Policy Year and $96 in each subsequent Policy Year. These charges are deducted on each Monthly Deduction Day. In the first Policy Year, we will defer the deduction of the excess of the annual charge over the amount of the annual charge applicable in renewal years (currently $228) until the earlier of (1) the first policy anniversary or (2) the date you surrender the policy.

Charge for Cost of Insurance Protection

On each Monthly Deduction Day, we will deduct a charge for cost of insurance protection from the Cash Value of your policy. This charge covers the cost of providing life insurance benefits to you.

The cost of insurance charge is calculated by adding any applicable Flat Extra charge (which might apply to certain Insureds based on our underwriting) to the monthly cost of insurance rate that applies to the Primary Insured at that time and multiplying the result by the Net Amount at Risk on the Monthly Deduction Day. The Net Amount at Risk is based on the difference between the current life insurance benefit of your policy divided by 1.00327 and the policy’s Cash Value. We calculate the cost of insurance separately for the initial face amount and for any increase in face amount. If you request and we approve an increase in your policy’s face amount, then a different rate class (and therefore cost of insurance charge) may apply to the increase, based on the Primary Insured’s age and circumstances at the time of the increase.

We determine the initial rate of the monthly cost of insurance we apply to your policy based upon underwriting. This determination is based upon various factors including, but not limited to, the Insured’s issue age, gender, underwriting class, and Policy Year. We may change these rates from time to time based on changes in future expectations of various factors including, but not limited to, mortality, investment income, expenses, and persistency. The current rates, however, will never be more than the guaranteed maximum rates shown on the Policy Data Page. If the Primary Insured is in a standard or better underwriting class, we base the guaranteed rates on the 1980 Commissioner’s Standard Ordinary Tables.

We base the guaranteed rates for policies that insure Primary Insureds in substandard underwriting classes on higher rates than for standard or better underwriting classes. Your cost of insurance charge may vary from month to month depending on changes in cost of insurance rates and the Net Amount at Risk. We expect to profit from this charge. Profits derived from this charge can be used for any corporate purpose.

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Guaranteed Minimum Death Benefit Rider Charge

If you elect this optional benefit, we will charge you an amount equal to $0.01 per $1,000 multiplied by the sum of your policy’s face amount and the face or benefit amount of any riders. In addition to that charge, a premium commitment is required to maintain this benefit; that premium amount is shown on the Policy Data Page.

Other Rider Charges

In addition to the Guaranteed Minimum Death Benefit Rider, each month we will deduct charges if any of the following optional riders are in effect: the Accidental Death Benefit Rider, the Children’s Insurance Rider, the Guaranteed Insurability Rider, the Monthly Deduction Waiver Rider, and the Term Insurance on Other Covered Insured Rider. In addition, a one-time charge will apply if you exercise the Living Benefits Rider. See ADDITIONAL PROVISIONS OF THE POLICY—Additional Benefits Provided by Riders for more information.

SEPARATE ACCOUNT CHARGES

Mortality and Expense Risk Charge

We deduct on a daily basis a mortality and expense risk charge from each Investment Division to cover our mortality and expense risk. The mortality risk we assume is that the group of lives insured under our policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering policies may be more than we estimated. If these charges are insufficient to cover assumed risks, the loss will be deducted from NYLIAC’s surplus. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies.

Current Mortality and Expense Risk Charge—We currently deduct on a daily basis a mortality and expense risk charge that is equal to an annual rate of 0.60% of the average daily net asset value of each Investment Division.

Guaranteed Mortality and Expense Risk Charge—While we may change the mortality and expense risk charge we deduct, we guarantee that this charge will never be more than an annual rate of 0.90% of the average daily net asset value of each Investment Division.

Administrative Charge

We charge the Investment Divisions a daily charge for providing policy administrative services equal to an annual rate of 0.10% of the average daily net asset value of the Separate Account Value. This charge is not designed to produce a profit and is guaranteed not to increase.

Other Charges for Federal Income Taxes

We do not currently make any charge against the Investment Divisions for federal income taxes attributable to them. However, we reserve the right to make such a charge to provide for the future federal income tax liability of the Investment Divisions. For more information on charges for federal income taxes, see FEDERAL INCOME TAX CONSIDERATIONS.

FUND CHARGES

Each Investment Division of the Separate Account purchases shares of the corresponding Eligible Portfolio at the Accumulation Unit value. The Accumulation Unit value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio by the relevant Fund. The advisory fees and other expenses are not fixed or specified under the terms of the policy, and may vary from year to year. These fees and expenses are described in the Funds’ prospectuses.

Certain Eligible Portfolios may also impose liquidity or redemption fees on withdrawals (including transfers) pursuant to SEC Rules including Rules 2a-7 or 22c-2 under the 1940 Act. In such cases, we would administer the Fund fees and deduct them from your Cash Value or transaction proceeds.

The table below shows the minimum and maximum total operating expenses deducted from Fund assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2019. Fund expenses

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may be higher or lower in the future. More information concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.

Funds’ Annual Operating Expenses (expenses that are deducted from Fund assets)[1]
	Minimum	Maximum
Total Annual Fund Companies’ Operating Expenses[2]	0.12%	1.62%

(1)   Expressed as a percentage of average net assets for the fiscal year ended December 31, 2019. This information is provided by the Funds and their agents. The information is based on 2019 expenses. We have not verified the accuracy of the information provided by Funds that are not affiliated with us.

(2)   Expenses that are deducted from Fund Company assets, including management fees, distribution (12b-1) fees, service fees, and other expenses.

SURRENDER CHARGES

During the first 15 Policy Years, we will deduct a surrender charge from the Cash Value of your policy on a complete surrender or decrease in face amount, including decreases caused by a change in the life insurance benefit option or partial withdrawals on policies with Life Insurance Benefit Option 1. This Surrender Charge is in addition to the sales expense charge. See CHARGES UNDER THE POLICY—Sales Expense Charge.

The maximum surrender charge is equal to the applicable percentage shown in the table below multiplied by 50% of the Surrender Charge Guideline Annual Premium. The maximum surrender charge for your policy is shown on the Policy Data Page. The maximum surrender charge will never exceed the amount of premiums paid.

The surrender charge in the first Policy Year is equal to:

(A) 25% of premiums paid to date up to the Surrender Charge Guideline Annual Premium for the first year; plus

(B) 5% of premiums paid in that year that are in excess of the Surrender Charge Guideline Annual Premium for the first year, but not in excess of the sum of the Surrender Charge Guideline Annual Premium through the sixth Policy Year.

The surrender charge in and after the second Policy Year is equal to the applicable percentage shown in the table below multiplied by the base surrender charge. The base surrender charge is equal to:

(A) 25% of the lesser of (i) the premiums paid to date or (ii) the Surrender Charge Guideline Annual Premium for the first Policy Year; plus

(B) 5% of the lesser of (i) premiums paid in excess of the Surrender Charge Guideline Annual Premium for the first Policy Year or (ii) the sum of the Surrender Charge Guideline Annual Premiums for the first six Policy Years minus the Surrender Charge Guideline Annual Premium for the first Policy Year.

Year	Percentage Applied
2-6	100%
7	90%
8	80%
9	70%
10	60%
11	50%
12	40%
13	30%
14	20%
15	10%
16+	0%

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During the first two Policy Years, the surrender charge is further limited to the sum of:

(A) 30% of all premiums paid during the first two Policy Years up to one Surrender Charge Guideline Annual Premium; plus

(B) 10% of all premiums in the first two Policy Years in excess of one Surrender Charge Guideline Annual Premium, but not more than two Surrender Charge Guideline Annual Premiums; plus

(C) 9% of all premium payments in the first two Policy Years in excess of two Surrender Charge Guideline Annual Premiums; less

(D) any sales expense charges deducted from such premiums; less

(E) any surrender charge previously deducted.

Surrender charges and surrender charge periods are calculated separately for the initial face amount and for each increase in the face amount, except ones caused by a change in the life insurance benefit option. Premium payments after an increase will be allocated between the initial face amount and the increase based on the relative Surrender Charge Guideline Annual Premiums. A decrease in face amount will result in the imposition of a surrender charge equal to the difference between the surrender charge that would have been payable on a complete surrender prior to the decrease and the surrender charge that would be payable on a complete surrender after the decrease.

For example, assume a policy with a $100,000 face amount is to be decreased to a $50,000 face amount. If a complete surrender of the policy prior to the decrease would result in a surrender charge of $1,250, and a complete surrender of the $50,000 remaining face amount after the decrease would result in a surrender charge of $750, the surrender charge imposed in connection with the decrease will be $500 ($1,250-$750). Where, because of increases in face amount, there are multiple schedules of surrender charges, the charge applied will be based first on the surrender charge associated with the last increase in face amount, then on each prior increase, in the reverse order in which the increases occurred, and then to the initial face amount.

The percentages specified above and/or the Policy Year that the surrender charge is reduced may vary for individuals having a life expectancy of less than 20 years either at the time the policy is issued or the face amount is increased.

Surrender charges may be significant upon early surrender. You should not purchase this policy unless you intend to hold the policy for an extended period of time.

Exceptions to Surrender Charge

There are a number of exceptions to the imposition of a surrender charge, including but not limited to, cancellation of a policy by us, the payment of proceeds upon the death of the Insured, or a required IRC minimum distribution for the policy.

OTHER CHARGES

Partial Withdrawal Charge

If you make a partial withdrawal, we will charge a processing fee not to exceed the lesser of $25 or 2% of the amount withdrawn. If the partial withdrawal results in a decrease to your policy’s face amount, we will deduct a surrender charge.

Transfer Charge

We may impose a charge up to $30 per transfer for each transfer in excess of 12 transfers within a Policy Year. See CASH VALUE AND CASH SURRENDER VALUE—Transfers.

LOAN CHARGES

We currently charge an effective annual loan interest rate of 6% for all policies on and after May 19, 2000 and for all new and existing loans on their policy anniversaries following May 19, 2000, which is payable in arrears. We

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may increase or decrease this rate but we guarantee that the rate will never exceed 8% in any Policy Year. When you request a loan, a transfer of funds will be made from the Separate Account to the Fixed Account so that the Cash Value in the Fixed Account is at least 106% of the requested loan plus any outstanding loans. This percentage will change in accordance with changes in the loan interest rate, but will never exceed 108%.

When you take a loan against your policy, the loaned amount we hold in the Fixed Account may earn interest at a different rate from the rate we charge you for loan interest. Currently, the amount in the Fixed Account, which is collateral for an outstanding loan, is credited with interest at a rate that is 1% less than the effective annual loan interest rate during the first 10 Policy Years and 0.5% less than the effective rate in subsequent Policy Years. We guarantee that the rate we credit on loaned amounts will never be lower than the rate we charge for policy loans less 2% (for example, if the rate we charge for a policy loan is 6%, then the rate we credit on loaned amounts will never be lower than 4%). We guarantee that the interest rate we credit on loaned amounts will always be at least 4%. See POLICY LOANS for more information.

HOW THE POLICY WORKS

The example assumes a 6% hypothetical gross investment return and current charges in the first Policy Year. It assumes a Male Insured, Preferred Class, issue age 35, a Scheduled Annual Premium of $3,000, an initial face amount of $250,000, and a selection of life insurance benefit option 1 by the policyowner. There is no guarantee that the current charges illustrated below will not change.

Scheduled Annual Premium		$3,000.00
less:	Sales expense charge (5%)	150.00
	State premium tax charge (2%)	60.00
	Federal tax charge (1.25%)	37.50

equals:	Net premium	$2,752.50
plus:	Net investment performance (varies daily)	115.27
less:	Monthly contract charges ($7 per month currently)	84.00
less:	Charges for cost of insurance (varies monthly)	384.69

equals:	Cash Value	$2,399.08
less:	Surrender charge (25% of premium up to Surrender Charge Guideline
	Annual Premium plus 5% of excess premiums paid)	750.00
less:	Balance of first year monthly contract charge(1)	228.00
equals:	Cash Surrender Value (at end of year 1)	$1,421.08

(1)

In the first Policy Year, the excess of the annual charge over the annual charge applicable in renewal years is advanced to your Accumulation Value, and deduction is deferred to the earlier of the first policy anniversary or surrender of the policy.

THE SEPARATE ACCOUNT

NYLIAC Variable Universal Life Separate Account-I is a segregated asset account NYLIAC established to receive and invest your Net Premiums.

NYLIAC established the Separate Account on June 4, 1993 under the laws of Delaware, in accordance with the resolutions set forth by NYLIAC’s Board of Directors. The Separate Account is registered as a unit investment trust with the SEC under the 1940 Act. This registration does not mean that the SEC supervises the management or the investment practices or policies of the Separate Account.

Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from the other assets of NYLIAC, and under applicable insurance law, cannot be charged for liabilities incurred in any other business operations of NYLIAC (except to the extent that assets in the Separate Account exceed the reserves and

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other liabilities of the Separate Account). These assets are not subject to the claims of our general creditors. The income, capital gains, and capital losses incurred on the assets of the Separate Account are credited to or are charged against the assets of the Separate Account, without regard to the income, capital gains, or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of both the investment performance of the Fixed Account and the performance of any other Separate Account. The obligations under the policies are obligations of NYLIAC.

The Separate Account currently includes the 80 Investment Divisions available under this policy. After the end of the Free Look period, Net Premium payments allocated to the Investment Divisions are invested exclusively in the corresponding Eligible Portfolios of the Funds.

FUNDS AND ELIGIBLE PORTFOLIOS

The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same. The Fund’s prospectus should be read carefully before any decision is made concerning the allocation of Net Premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

We offer no assurance that any of the Eligible Portfolios will attain their respective stated investment objectives.

The Funds’ shares may be available to certain other separate accounts we use to fund our variable annuity contracts offered by NYLIAC. This is called “mixed funding.” The Funds’ shares may also be available to separate accounts of insurance companies that are not affiliated with NYLIAC and, in certain instances, to qualified plans. This is called “shared funding.” Although we do not anticipate that any difficulties will result from mixed and shared funding, it is possible that differences in tax treatment and other considerations may cause the interests of owners of various contracts participating in the Funds to be in conflict. The Board of Directors/Trustees of each Fund, the Funds’ investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. In the event of a material conflict, we could be required to withdraw from an Eligible Portfolio. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC—New York Life Investment Management LLC—manages the MainStay VP Funds Trust and that was a factor in its selection.

We receive payments or compensation from the Funds or their investments advisors, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services we provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from “Rule 12b-1” fees deducted from Fund assets. These payments are also a factor in our selection of Funds and Eligible Portfolios. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing and administering the Policies, and in its role as an intermediary of the funds. Policyowners, through their indirect investment in the Funds, bear the costs of these fees.

The Portfolios of each Fund, along with their advisors and investment objectives, are listed in the following table. For more information about each of these Portfolios, please read the Fund prospectuses. You should also read a Fund’s prospectus carefully before making any decision about allocating premium payments or a portion of

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the policy’s Cash Value to an Investment Division corresponding to a particular portfolio. Please contact us at 1-800-598-2019, or contact your registered representative, if you do not have the accompanying book of underlying Fund prospectuses.

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Funds and Eligible Portfolios	Investment Adviser	Investment Objectives

MainStay VP Funds Trust: MainStay VP Balanced—Initial Class	New York Life Investment Management LLC (“New York Life Investments”)* Subadvisers: NYL Investors LLC (“NYLI”)* and MacKay Shields LLC (“MacKay”)*	• Seeks total return.

MainStay VP Bond—Initial Class	New York Life Investments Subadviser: NYLI	• Seeks total return.

MainStay VP CBRE Global Infrastructure (formerly MainStay VP Cushing® Renaissance Advantage)—Initial Class	New York Life Investments Subadviser: CBRE Clarion Securities, LLC	• Seeks total return.

MainStay VP Conservative Allocation—Initial Class	New York Life Investments	• Seeks current income and, secondarily, long-term growth of capital.

MainStay VP Emerging Markets Equity—Initial Class[1]	New York Life Investments Subadvisers: Candriam Belgium* and MacKay	• Seeks long-term capital appreciation.

MainStay VP Epoch U.S. Equity Yield—Initial Class	New York Life Investments Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	• Seeks current income and capital appreciation.

MainStay VP Fidelity Institutional AM® Utilities—Initial Class	New York Life Investments Subadviser: FIAM LLC	• Seeks total return.

MainStay VP Floating Rate—Initial Class	New York Life Investments Subadviser: NYLI	• Seeks high current income.

MainStay VP Growth Allocation—Initial Class	New York Life Investments	• Seeks long-term growth of capital.

MainStay VP Income Builder—Initial Class	New York Life Investments Subadvisers: Epoch and MacKay	• Seeks current income consistent with reasonable opportunity for future growth of capital and income.

MainStay VP Indexed Bond—Initial Class	New York Life Investments Subadviser: NYLI	• Seeks investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Fund’s primary benchmark index.

MainStay VP IQ Hedge Multi-Strategy —Initial Class	New York Life Investments Subadviser: IndexIQ Advisors LLC*	• Seeks investment returns that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Multi-Strategy Index.

MainStay VP Janus Henderson Balanced—Initial Class	New York Life Investments Subadviser: Janus Capital Management LLC	• Seeks long-term capital growth, consistent with preservation of capital and balanced current income.

MainStay VP MacKay Common Stock—Initial Class	New York Life Investments Subadviser: MacKay	• Seeks long-term growth of capital.

MainStay VP MacKay Convertible—Initial Class	New York Life Investments Subadviser: MacKay	• Seeks capital appreciation together with current income.

MainStay VP MacKay Government—Initial Class	New York Life Investments Subadviser: MacKay	• Seeks current income.

MainStay VP MacKay Growth—Initial Class[1]	New York Life Investments Subadviser: MacKay	• Seeks long-term growth of capital.

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Funds and Eligible Portfolios	Investment Adviser	Investment Objectives

MainStay VP MacKay High Yield Corporate Bond—Initial Class	New York Life Investments Subadviser: MacKay	• Seeks maximum current income through investment in a diversified portfolio of high-yield debt securities. Capital appreciation is a secondary objective.

MainStay VP MacKay International Equity—Initial Class	New York Life Investments Subadviser: MacKay	• Seeks long-term growth of capital.

MainStay VP MacKay Mid Cap Core—Initial Class	New York Life Investments Subadviser: MacKay	• Seeks long-term growth of capital.

MainStay VP MacKay S&P 500 Index—Initial Class	New York Life Investments Subadviser: MacKay	• Seeks investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate as represented by the S&P 500® Index.

MainStay VP MacKay Small Cap Core—Initial Class	New York Life Investments Subadviser: MacKay	• Seeks long-term growth of capital.

MainStay VP MacKay Unconstrained Bond—Initial Class	New York Life Investments Subadviser: MacKay	• Seeks total return by investing primarily in domestic and foreign debt securities.

MainStay VP Mellon Natural Resources—Initial Class	New York Life Investments Subadviser: Mellon Investments Corporation	• Seeks long-term capital appreciation.

MainStay VP Moderate Allocation—Initial Class	New York Life Investments	• Seeks long-term growth of capital, and secondarily, current income.

MainStay VP Moderate Growth Allocation—Initial Class	New York Life Investments	• Seeks long-term growth of capital, and secondarily, current income.

MainStay VP PIMCO Real Return—Initial Class	New York Life Investments Subadviser: Pacific Investment Management Company LLC	• Seeks maximum real return, consistent with preservation of real capital and prudent investment management.

MainStay VP Small Cap Growth (formerly MainStay VP Eagle Small Cap Growth)—Initial Class	New York Life Investments Subadviser: Brown Advisory LLC and Segall Bryant & Hamill, LLC	• Seeks long-term capital appreciation.

MainStay VP T. Rowe Price Equity Income—Initial Class[1]	New York Life Investments Subadviser: T. Rowe Price Associates, Inc.	• Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.

MainStay VP U.S. Government Money Market—Initial Class	New York Life Investments Subadviser: NYLI	• Seeks a high level of current income while preserving capital and maintaining liquidity.

MainStay VP Winslow Large Cap Growth (formerly MainStay VP Large Cap Growth)—Initial Class	New York Life Investments Subadviser: Winslow Capital Management, Inc.	• Seeks long-term growth of capital.

AB Variable Products Series Fund, Inc.: AB VPS Small/Mid Cap Value Portfolio—Class A	AllianceBernstein L.P.	• Seeks long-term growth of capital.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series I Shares	Invesco Advisers, Inc.	• Seeks capital appreciation.

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Funds and Eligible Portfolios	Investment Adviser	Investment Objectives

Invesco V.I. American Value Fund—Series I Shares	Invesco Advisers, Inc.	• Seeks long-term capital appreciation.

Invesco V.I. International Growth Fund—Series I Shares	Invesco Advisers, Inc.	• Seeks long-term growth of capital.

American Funds Insurance Series®: American Funds IS Asset Allocation Fund—Class 2	Capital Research and Management CompanySM	• Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds IS Blue Chip Income and Growth Fund—Class 2	Capital Research and Management CompanySM	• Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds IS Global Small Capitalization Fund—Class 2	Capital Research and Management CompanySM	• Seeks long-term growth of capital.

American Funds IS Growth Fund—Class 2	Capital Research and Management CompanySM	• Seeks to provide growth of capital.

American Funds IS New World Fund®—Class 2	Capital Research and Management CompanySM	• Seeks long-term capital appreciation.

BlackRock® Variable Series Funds, Inc.: BlackRock® Global Allocation V.I. Fund—Class I	BlackRock Advisors, LLC	• Seeks high total investment return.

BlackRock® Variable Series Funds II,Inc.: BlackRock® High Yield V.I. Fund—Class I	BlackRock Advisors, LLC	• Seeks to maximize total return, consistent with income generation and prudent investment management.

BNY Mellon Investment Portfolios: BNY Mellon IP Technology Growth Portfolio (formerly Dreyfus IP Technology Growth Portfolio)—Initial Shares	BNY Mellon Investment Adviser, Inc.	• Seeks capital appreciation.

Columbia Funds Variable Series Trust II: Columbia Variable Portfolio—Commodity Strategy Fund—Class 1	Columbia Management Investment Advisers, LLC Subadviser: Threadneedle International Limited	• Seeks to provide shareholders with total return.

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	Columbia Management Investment Advisers, LLC	• Seeks to provide shareholders with high total return through current income, and secondarily, through capital appreciation.

Delaware VIP® Trust: Delaware VIP® Emerging Markets Series—Standard Class	Delaware Management Company	• Seeks long-term capital appreciation.

Delaware VIP® Small Cap Value Series—Standard Class	Delaware Management Company	• Seeks capital appreciation.

Deutsche DWS Investments VIT Funds: DWS Small Cap Index VIP—Class A	DWS Investment Management Americas Inc. Subadviser: Northern Trust Investments, Inc.	• Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.

Deutsche DWS Variable Series II: DWS Alternative Asset Allocation VIP —Class A	DWS Investment Management Americas Inc. Subadviser: RREEF America LLC	• Seeks capital appreciation.

DWS Small Mid Cap Value VIP—Class A	DWS Investment Management Americas Inc.	• Seeks long-term capital appreciation.

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Funds and Eligible Portfolios	Investment Adviser	Investment Objectives

Fidelity® Variable Insurance Products Funds: Fidelity® VIP ContrafundSM Portfolio—Initial Class	Fidelity Management & Research Company (“FMR”) Subadvisers: other investment advisers	• Seeks long-term capital appreciation.

Fidelity® VIP Emerging Markets Portfolio—Initial Class	FMR Subadvisers: other investment advisers	• Seeks capital appreciation.

Fidelity® VIP Equity-Income PortfolioSM—Initial Class	FMR Subadvisers: other investment advisers

•  Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	FMRC	• Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	FMRC	• Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	FMRC	• Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity® VIP Growth Opportunities Portfolio—Initial Class	FMR Subadvisers: other investment advisers	• Seeks to provide capital growth.

Fidelity® VIP Health Care Portfolio—Initial Class	FMR Subadvisers: other investment advisers	• Seeks capital appreciation.

Fidelity® VIP Mid Cap Portfolio—Initial Class	FMR Subadvisers: other investment advisers	• Seeks long-term growth of capital.

Janus Aspen Series: Janus Henderson Enterprise Portfolio—Institutional Shares	Janus Capital Management LLC (“Janus”)	• Seeks long-term growth of capital.

Janus Henderson Global Research Portfolio—Institutional Shares	Janus	• Seeks long-term growth of capital.

Legg Mason Partners Variable Equity Trust: ClearBridge Variable Appreciation Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC (“LMPFA”) Subadviser: ClearBridge Investments, LLC	• Seeks long-term appreciation of capital.

Legg Mason/QS Aggressive Model Portfolio—Class I	LMPFA Subadviser: QS Investors, LLC	• Seeks capital appreciation.

Legg Mason/QS Moderately Aggressive Model Portfolio—Class I	LMPFA Subadviser: QS Investors, LLC	• Seeks capital appreciation.

Legg Mason/QS Moderate Model Portfolio—Class I	LMPFA Subadviser: QS Investors, LLC	• Seeks capital appreciation.

Legg Mason/QS Conservative Model Portfolio—Class I	LMPFA Subadviser: QS Investors, LLC	• Seeks a balance of capital appreciation and income.

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Funds and Eligible Portfolios	Investment Adviser	Investment Objectives

Legg Mason/QS Moderately Conservative Model Portfolio—Class I	LMPFA Subadviser: QS Investors, LLC	• Seeks a balance of capital appreciation and income.

Lincoln Variable Insurance Products Trust: LVIP SSgA International Index Fund—Standard Class	Lincoln Investment Advisors Corporation Subadviser: SSgA Funds Management, Inc.	• Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.

LVIP SSgA Mid-Cap Index Fund—Standard Class	Lincoln Investment Advisors Corporation Subadviser: SSgA Funds Management, Inc.	• Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.

MFS® Variable Insurance Trust: MFS® Investors Trust Series—Initial Class	Massachusetts Financial Services Company (“MFS”)	• Seeks capital appreciation.

MFS® New Discovery Series—Initial Class	MFS	• Seeks capital appreciation.

MFS® Research Series—Initial Class	MFS	• Seeks capital appreciation.

MFS® Variable Insurance Trust II: MFS® International Intrinsic Value (formerly MFS® International Value) Portfolio—Initial Class	MFS	• Seeks capital appreciation.

MFS® Variable Insurance Trust III: MFS® Mid Cap Value Portfolio—Initial Class	MFS	• Seeks capital appreciation.

Morgan Stanley Variable Insurance Fund, Inc.: Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	Morgan Stanley Investment Management Inc.

•  Seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Neuberger Berman Advisers Management Trust: Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	Neuberger Berman Investment Advisers LLC	• Seeks growth of capital.

PIMCO Variable Insurance Trust: PIMCO VIT Income Portfolio—Institutional Class	Pacific Investment Management Company LLC (“PIMCO”)	• Seeks to maximize current income. Long-term capital appreciation is a secondary objective.

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	PIMCO	• Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Low Duration Portfolio—Institutional Class	PIMCO	• Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Total Return Portfolio—Institutional Class	PIMCO	• Seeks maximum total return, consistent with preservation of capital and prudent investment management.

*	An affiliate of NYLIAC.
[1]	Premiums or transfers will only be accepted into this Investment Division from policyowners already invested in this Investment Division.
Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

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NYLIAC does not provide investment advice and does not recommend or endorse any particular Portfolio or Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts allocated to each. You are responsible for determining that those decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. You bear the risk of any decline in the value of your policy resulting from the performance of the Portfolios you have chosen. Each Investment Division has its own investment objectives and investment strategy. As a consequence, some Investment Divisions are riskier than others. You should consult with your registered representative to determine which combination of Allocation Alternatives is most appropriate for you, and periodically review your choices.

Certain portfolios, generally referred to as “funds of funds” or “master-feeder arrangements,” may invest all or substantially all of their assets in portfolios of other funds. In such cases, you will indirectly pay fees and expenses at both portfolio levels, which would reduce your investment return.

Hedging strategies may be employed by certain portfolios to attempt to provide downside protection during sharp downward movements in equity markets. The cost of these strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.

So-called “alternative” investment strategies may also be used by certain portfolios, which may involve non-traditional asset classes. These alternative investment strategies may be riskier than more traditional investment strategies and may involve leverage or use complex hedging techniques, such as options and derivatives. These may offer potential diversification benefits beyond traditional investment strategies.

Investment selections should be based on a thorough investigation of all of the information regarding the Eligible Portfolios that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi-annual reports. Other sources, such as the Fund’s website or newspapers and financial and other magazines, provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

The Investment Divisions invest in the corresponding Eligible Portfolios. You can choose a maximum of 21 Allocation Alternatives for Net Premium payments from the 80 Investment Divisions and the Fixed Account. Your choice of Allocation Alternatives may be limited if you elect certain benefits or riders. You can transfer all or part of the Cash Value of your policy among the Allocation Alternatives tax-free and within the limits described in this prospectus.

The Investment Divisions offered through this policy and described in this prospectus are different and may have different investment performance from mutual funds that may have similar names, the same adviser, the same investment objective and policies, and substantially similar portfolio securities.

Although we do not currently offer any Portfolios that offer such strategies, in the future, some of the Eligible Portfolios may use what are known as “volatility management strategies.” Volatility management strategies are designed to reduce the overall volatility and provide risk-adjusted returns over time. During rising markets, a volatility management strategy, however, could cause your policy Cash Value to rise less than would have been the case had you been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. Conversely, investing in a fund that features a volatility management strategy may be helpful in a declining market when high market volatility triggers a reduction in the fund’s equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your policy’s Cash Value may decline less than would have been the case had you not been invested in a fund that features a volatility management strategy. The success of the volatility management strategy of a fund depends, in part, on the investment adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the fund’s benefit. In addition, the cost of implementing a volatility management strategy may negatively impact performance. There is no guarantee that a volatility management strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected. For more information about the Eligible Portfolios and the investment strategies they employ, please refer to the Funds’ current prospectuses.

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Money Market Fund Fees and Gates

The SEC has adopted rules that provide that all money market funds can impose liquidity fees and/or suspend redemptions under certain circumstances. The liquidity fees can be up to 2% of the amount redeemed, and the suspensions of redemptions (redemption “gates”) can last for ten business days. Money market funds can impose these fees and gates (which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from that portfolio) based on the liquidity of the fund’s assets and other factors.

All types of money market funds have the ability to impose these fees and gates, but government money market funds (that invest at least 99.5% of their assets in government securities, cash, and repurchase agreements secured by government securities) are less likely to impose fees and gates. Nevertheless, there remains a possibility that a government money market fund such as the MainStay VP U.S. Government Money Market Portfolio could impose such fees and gates, which could be applied to all Policy transfers, surrenders, withdrawals, and benefit payments from the portfolio.

Reinvestment

We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in additional shares of the distributing Portfolio at their net asset value on the date they are paid.

Other Policies

We offer other variable life insurance policies which also may invest in the same (or many of the same) Eligible Portfolios offered under this Policy. These policies have different charges that could affect their Investment Divisions’ performance, and they offer different benefits.

The Legg Mason/QS Model Portfolios

The Legg Mason/QS Model Portfolio Funds (the “Model Portfolios”) were created on our behalf by an unaffiliated third-party investment adviser, Legg Mason Partners Fund Advisor, LLC (“LMPFA”), a subsidiary of Legg Mason, Inc., for the exclusive use of NYLIAC’s variable annuity and variable life insurance policyholders. Each Model Portfolio, itself an Eligible Portfolio, will actively invest in multiple other funds of various asset classes and strategies (the “Underlying Funds”), to seek to achieve a different investment objective depending on the risk tolerance for the particular Model Portfolio.

The Underlying Funds available to the Model Portfolios for investment are comprised entirely of the initial class or similar shares of the Eligible Portfolios available under your policy, except for (i) Eligible Portfolios that are themselves, funds of funds, and (ii) Eligible Portfolios that did not agree to sell their shares to the Model Portfolios.

Conflicts of Interest Relating to the Model Portfolios

LMPFA’s affiliated subadviser QS Investors, LLC (“QS Investors”) selected the initial composition of each Model Portfolio. Thereafter, QS Investors will manage the Model Portfolios, evaluating assets on a frequent basis and making changes to the investments of the Model Portfolios as deemed necessary. To the extent that NYLIAC adds, deletes, closes or substitutes the Eligible Portfolios available under your policy, the composition of the Underlying Funds available to the Model Portfolios for investment will likewise change. LMPFA and QS Investors, have sole discretion relating to investment by the Model Portfolios in the Underlying Funds. Neither NYLIAC, nor its parent company, affiliates or subsidiaries have input into the investment decisions of LMPFA and/or QS Investors. For additional information regarding the risks of investing in a Model Portfolio, see that Model Portfolio’s prospectus.

For providing certain administrative support to LMPFA and QS Investors, Legg Mason Investor Services, LLC, the distributor of the Model Portfolios, compensates NYLIAC based on the aggregate net asset value of the shares of the Model Portfolios held by the Separate Account and other NYLIAC separate accounts (the “NYLIAC Separate

31

Accounts”). NYLIAC also receives Rule 12b-1 fees, which are deducted from the assets of certain share classes of the Model Portfolios. For administrative services that NYLIAC performs with respect to NYLIAC Separate Account assets invested in the Model Portfolios and allocated to the Underlying Funds, NYLIAC receives compensation from the Underlying Funds or their investment advisers, or from other service providers of the Underlying Funds based on the aggregate net asset value of the Underlying Fund shares held by the Model Portfolios and attributable to investment by the NYLIAC Separate Accounts. The fees paid by the Underlying Funds for such services are paid at the same annual rate and fee schedule as the fees paid by the Underlying Funds for administrative services with respect to net assets of the Eligible Portfolios held directly by the NYLIAC Separate Accounts.

These payments are a factor in our selection of the Eligible Portfolios, which in turn, are available to the Model Portfolios for investment. However, only LMPFA and QS Investors will determine the portion of the Model Portfolios’ assets, if any, that are invested in particular Underlying Funds. Policyowners, through their direct investment in the Model Portfolios and their indirect investment in the Underlying Funds, bear the costs of these fees. LMPFA and QS Investors receive no payments from the Underlying Funds in connection with an investment by the Model Portfolios (except to the extent described below), nor do they know the terms of the payment arrangements (if any) between the Underlying Funds and NYLIAC.

LMPFA and QS Investors are also subject to competing interests that may influence their investment decisions with respect to the Model Portfolios. For example, LMPFA is the investment adviser for both the Model Portfolios and for the ClearBridge Variable Appreciation Portfolio, one of the available Underlying Funds and receives a management fee from the fund. LMPFA and QS Investors, therefore, have an incentive to allocate a greater portion of a Model Portfolio’s assets to the ClearBridge Variable Appreciation Portfolio rather than to unaffiliated funds.

As noted above, we receive payments or compensation from the Underlying Funds or their Investment Advisers, or from other service providers of the Underlying Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services that we provide with respect to such Underlying Fund and their availability through the Model Portfolios. The amount of this revenue and how it is computed varies by each Underlying Fund, may be significant, and may create conflicts of interest in the selection of the Eligible Portfolios that are available to the Model Portfolios for investment.

GENERAL PROVISIONS OF THE POLICY

This section of the prospectus describes the general provisions of the policy, and is subject to the terms of the policy. You may review a copy of the policy upon request.

When Life Insurance Coverage Begins

If you have coverage under a conditional temporary coverage agreement and if the policy is issued, the policy will replace the temporary coverage. Your coverage under the policy will be deemed to have commenced on the Policy Date.

In all other cases, if the policy is issued, coverage under the policy will take effect when we receive the premium payment that you are required to make when the policy is delivered to you.

Premiums

You can allocate a portion of each Net Premium to one or more Investment Divisions and the Fixed Account. You can have money in a maximum of 21 Allocation Alternatives, including the Fixed Account, at any given time. You select a premium payment schedule in the application and are not bound by an inflexible premium schedule. However, in no event can the premium be an amount that would exceed the guideline premium limitations under Section 7702 of the IRC and jeopardize the policy’s qualification as “life insurance”. Acceptance of initial and additional premium payments is subject to our suitability standards. Subsequent premium payments must be

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mailed to one of the addresses listed on the first page of this prospectus. Acceptance of initial and subsequent premium payments (whether planned or unplanned) is subject to our suitability standards.

The currently available methods of payment are: direct payment to NYLIAC, pre-authorized deductions from your bank, credit union or similar accounts and any other method agreed to by us.

Two premium concepts are very important under the policy: scheduled premiums and unscheduled premiums.

Scheduled Premiums

The amount of the scheduled premium is shown on the Policy Data Page.

There is no penalty if the scheduled premium is not paid. Payment of the scheduled premium, however, does not guarantee coverage for any period of time. Instead, the continuance of the policy depends upon the policy’s Net Cash Value. If the Net Cash Value becomes insufficient to pay certain monthly charges, and a late period expires without sufficient payment, the policy will terminate. See GENERAL PROVISIONS OF THE POLICY—Termination.

Policies that are maintained at Net Cash Values just sufficient to cover fees and charges, or that are otherwise minimally funded, are more at risk for not being able to maintain such Net Cash Values. The risk arises because of market fluctuation and other performance-related risks. When determining the amount of your scheduled premium payments, you should consider funding your policy at a level that can maximize the investment opportunities within your policy and minimize the risks associated with market fluctuations. Your policy can lapse even if you pay all of the planned premiums on time.

Unscheduled Premiums

While the Insured is living, you can make unscheduled premium payments of at least $50 at any time prior to the policy anniversary on which the Insured is age 95. Unscheduled premiums also include the proceeds of an exchange made in accordance with Section 1035 of the IRC. If an unscheduled premium would result in an increase in the life insurance benefit greater than the increase in the Cash Value, we reserve the right to require proof of insurability before we accept and apply the payment to the policy. We also reserve the right to limit the number and amount of any unscheduled premiums. In certain states, unscheduled premiums may be made only once each Policy Year.

Payments Returned For Insufficient Funds

If your premium payment is returned by the bank for insufficient funds, we will reverse the Allocation Alternatives you have chosen and reserve the right to charge you a $20.00 fee for each returned payment. In addition, if we incur any losses as a result of a returned payment, including an electronic payment, we will deduct the amount from your Policy’s Cash Value. If an electronic premium withdrawal is returned for insufficient funds for two consecutive months, this privilege will be suspended until you notify us in writing in Good Order to VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing) to resume the arrangement and we agree to do so.

Termination

The policy does not terminate for failure to pay premiums because payments, other than the initial premium, are not specifically required. Rather, if on a Monthly Deduction Day, the Net Cash Value is less than the monthly deduction charge for the next policy month, the policy will continue for a late period of 62 days after that Monthly Deduction Day.

We allow a 62 day late period to pay any premium necessary to cover the overdue monthly deduction and/or excess policy loan. We will mail a notice to you at your last known address, and a copy to the last known assignee on our records, if any, at least 31 days before the end of the late period, which states this amount. During the late period, the policy remains in force. If we do not receive the required payment before the end of the late period, the policy will end and there will be no Cash Value or death benefit. If the Insured dies during the late period, we will pay the death benefit. The death benefit, however, will be reduced by the amount of any Policy Debt and monthly

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deduction charges for the full policy month or months that run from the beginning of the late period through the policy month in which the Insured dies.

Maturity Date

For all policies issued prior to May 1, 1995 (except in New Jersey), the death benefit payable for all ages is based on the life insurance benefit option in effect and any decreases or increases made in the policy face amount as shown on the Policy Data Page. For all policies issued in New Jersey, and for policies issued on or after May 1, 1995 in all other states, a policy matures beginning on the anniversary on which the Insured is age 95 and the face amount of the policy, as shown on the Policy Data Page, will no longer apply. Instead, the death benefit under the policy will equal the Cash Value of the policy less any outstanding Policy Debt. You will be notified one year prior to maturity that, upon reaching attained age 95, you may elect either to receive the Cash Value of the policy at such time less any outstanding Policy Debt or to continue to hold the policy. Please consult your tax adviser regarding the tax implications of these options.

If you choose to continue the policy, we will continue to assess Separate Account and Fund charges on the Cash Value left in the Investment Divisions. Any amounts in the Fixed Account will be credited with interest at an annual rate of not less than 4%. No further monthly deductions will be made for cost of insurance. You may surrender the policy for an amount equal to the Cash Value of the policy by presenting a signed written request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). (In New York, when the Insured reaches attained age 100, you will automatically receive the Cash Surrender Value of the policy.) If the policy is still in force upon the death of the Insured, these proceeds will be paid to the Beneficiary.

Any insurance on another covered insured, provided by a rider attached to the policy which is still in effect, will end on the policy anniversary when the Insured is age 95. If, however, another covered insured is younger than age 70 when the rider ends, that insured can convert the term insurance at that time as provided in the rider.

DOLLAR-COST AVERAGING

Dollar-Cost Averaging is a systematic method of investing which allows you to purchase shares of the Investment Divisions at regular intervals in fixed dollar amounts so that the cost of your shares is averaged over time and over various market cycles. The main objective of Dollar-Cost Averaging is to achieve an average cost per share that is lower than the average price per share in a fluctuating market. Because you transfer the same dollar amount to a given Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value is low and fewer units if the value per unit is high. Dollar-Cost Averaging does not assure growth or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue investing during periods of low price levels.

You may not make Dollar-Cost Averaging transfers from the Fixed Account, but you can make Dollar- Cost Averaging transfers into the Fixed Account.

You can elect this option if your Cash Value is $2,500 or more. We will suspend this feature automatically if the Cash Value is less than $2,000 on a transfer date. Once the Cash Value equals or exceeds $2,000, the Dollar-Cost Averaging transfers will resume automatically as last requested. However, once all money has been transferred to the Investment Divisions of your choice, or the individual separate account fund balance is less than $100.00, the Dollar-Cost Averaging Plan will cease. A new request will be required to resume this feature.

To set up Dollar-Cost Averaging, you may contact us by phone on our toll-free number (1-800-598-2019) or send a completed Dollar-Cost Averaging form in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus or by any other method we make available. We will make Dollar-Cost Averaging transfers on the date you specify or on the next Business Day. You can specify any day of the month, except the 29th, 30th,

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or 31st of a month. NYLIAC must receive the written request in Good Order no later than five Business Days prior to the date the transfer(s) are scheduled to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request.

You may cancel the Dollar-Cost Averaging feature at any time. To cancel the Dollar-Cost Averaging feature, you may call us toll-free at 1-800-598-2019, or send a written request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or by any other method we make available). You may not elect Dollar-Cost Averaging if you have chosen Automatic Asset Rebalancing. You, however, have the option of alternating between these two policy features.

This feature is available to you at no additional cost.

AUTOMATIC ASSET REBALANCING

This option allows you to maintain a set investment mix. For example, you could specify that 50% of the amount you have in the Investment Divisions of the Separate Account be allocated to one Investment Division, while the other 50% be allocated to another Investment Division. Over time, the investment experience in each of these Investment Divisions would cause this balance to shift. If you elect to have the Automatic Asset Rebalancing (AAR) feature, we will automatically rebalance the amount you have in the Separate Account among the various Investment Divisions so that they are invested in the percentages you specify.

We will make AAR transfers either quarterly, semi-annually or annually (but not monthly), based on your Policy Anniversary Date. If your Policy Anniversary Date is on the 29th, 30th or 31st of a month, the rebalancing transfer will occur on the 28th of the month. Your AAR will be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at the time to be consistent with your fund transfer and premium allocation changes. To process AAR transfers, or to modify an existing AAR, you may call us toll-free at 1-800-598-2019, or send a completed AAR form in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or by any other method we make available). NYLIAC must receive the request in writing no later than five (5) Business Days prior to the date the transfer(s) are scheduled to begin. If your request for this option is received less than five (5) Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request.

The minimum Separate Account Value is $2,500. We will suspend this feature automatically if the Separate Account Value is less than $2,000 on a rebalancing date. Once the Separate Account Value equals or exceeds this amount, AAR will resume automatically as scheduled. There is no minimum amount that you must allocate among Investment Divisions for this feature.

You can cancel or modify the AAR feature at any time. To cancel or modify the AAR feature, you may contact us by phone on our toll-free number (1-800-598-2019), or send a written cancellation request in Good Order to the VPSC at one of the addresses listed on the first page of the Prospectus (or any other address we indicate to you in writing) or by any other method we make available. You cannot elect AAR if you have chosen Dollar Cost Averaging. However, you have the option of alternating between the two features.

INTEREST SWEEP

You can instruct us to periodically transfer the interest credited on the Fixed Account to the Investment Division(s) you specify. You can choose to make Interest Sweep transfers out of the Fixed Account if the amount in the Fixed Account is at least $2,500. We will make all Interest Sweep transfers on the date you specify or, if the date you specify is not a Business Day, on the next Business Day. You can specify any day of the month to make these automatic transfers, other than the 29th, 30th, or 31st of the month. We will not process an Interest Sweep transfer unless you contact us on our toll-free number (1-800-598-2019) or send a written request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or by any other method we make available). NYLIAC must receive the request no later than five (5) Business Days prior to the date the transfer(s)

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are scheduled to begin. If your request for this option is received less than five (5) Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request.

You cannot choose the Interest Sweep feature if you have instructed us to deduct any part of your policy charges from the Fixed Account. If you want to elect the Interest Sweep feature and you want to allocate your charges, you must allocate your charges to the MainStay VP U.S. Government Money Market Investment Division.

You can request Interest Sweep in addition to either the Dollar Cost Averaging or Automatic Asset Rebalancing features. If an Interest Sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Rebalancing transfer, we will process the Interest Sweep transfer first.

If an Interest Sweep transfer would cause more than the greater of (i) $5,000 or (ii) 20% of the amount you have in the Fixed Account at the beginning of the Policy Year to be transferred from the Fixed Account, we will not process the transfer and we will suspend the Interest Sweep feature. If the amount you have in the Fixed Account is less than $2,000, we will automatically suspend this feature. Once the amount you have in the Fixed Account equals or exceeds this amount, the Interest Sweep feature will automatically resume as scheduled. You can cancel the Interest Sweep feature at any time. To cancel the Interest Sweep feature, you may contact us by phone on our toll-free number (1-800-598-2019), or send a written cancellation request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing) or by any other method we make available.

This feature is available at no additional cost.

DEATH BENEFIT UNDER THE POLICY

The death benefit is the amount payable to the named Beneficiary when the Insured dies prior to the Insured’s maturity date. Upon receiving due proof of death, we pay the Beneficiary the death benefit amount determined as of the date the Insured dies. All or part of the death benefit can be paid in cash or applied under one or more of our payment options described under ADDITIONAL PROVISIONS OF THE POLICY—Payment Options.

The amount of the death benefit is determined by whether you have chosen Life Insurance Benefit Option 1 or Life Insurance Benefit Option 2.

Life Insurance Benefit Option 1—Provides a death benefit equal to the greater of (i) the face amount of the policy in force on the Insured’s date of death or (ii) a percentage of the Cash Value equal to the minimum necessary for the policy to qualify as life insurance under Section 7702 of the IRC. (See the following table for these percentages.)

Life Insurance Benefit Option 2—Provides a death benefit equal to the greater of (i) the face amount of the policy in force on the Insured’s date of death plus the Cash Value on the Insured’s date of death or (ii) a percentage of the Cash Value equal to the minimum necessary for the policy to qualify as life insurance under Section 7702 of the IRC. (See the following table for these percentages.)

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Insured’s Age on Policy Anniversary	IRC Section 7702 Life Insurance %	Insured’s Age on Policy Anniversary	IRC Section 7702 Life Insurance %
0-40	250	61	128
41	243	62	126
42	236	63	124
43	229	64	122
44	222	65	120
45	215	66	119
46	209	67	118
47	203	68	117
48	197	69	116
49	191	70	115
50	185	71	113
51	178	72	111
52	171	73	109
53	164	74	107
54	157	75-90	105
55	150	91	104
56	146	92	103
57	142	93	102
58	138	94	101
59	134	95 & Over	100
60	130

The value of any additional benefits provided by any rider on the Primary Insured’s life is added to the amount of the death benefit. We pay interest on the death benefit from the date of death to the date the death benefit is paid or a payment option becomes effective. The interest rate equals the rate determined under the Interest Payment Option as described in ADDITIONAL PROVISIONS OF THE POLICY— Payment Options. We subtract any outstanding Policy Debt, and any unpaid monthly deductions if the death occurs during the 62-day late period and then credit the interest. Under both life insurance benefit options, negative investment experience in the Investment Divisions will never result in a death benefit that will be less than the face amount, so long as the policy remains in force.

Example 1:

The following example shows how the death benefit varies as a result of investment performance on a policy with Life Insurance Benefit Option 1 assuming age at death is 45:

	Policy A	Policy B
(1) Face amount	$100,000	$100,000
(2) Cash Value on date of death (and no loans)	$50,000	$40,000
(3) Internal Revenue Code (“IRC”) Section 7702 Life Insurance
Percentage on date of death	215%	215%
(4) Cash Value multiplied by the IRC Percentage	$107,500	$86,000
(5) Death benefit = greater of (1) and (4)	$107,500	$100,000

Tax law provisions relating to “employer-owned life insurance contracts” may impact whether and to what extent the Life Insurance Benefit may be received on a tax-free basis. You may be required to take certain actions before acquiring the Policy in order to ensure that such Benefit may be received on a tax-free basis. See the discussion under FEDERAL INCOME TAX CONSIDERATIONS—Life Insurance Status of Policy—IRC Section 101(j)—Impact on Employer-Owned Policies for more information.

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Example 2:*

The following example shows how the death benefit varies as a result of investment performance on a policy assuming age at death is 97 (past maturity date):

	Policy A	Policy B	Policy C
(1) Face amount as shown on the Policy Data Page	$100,000.00	$100,000.00	$200,000.00
(2) Cash Surrender Value on date of death	$50,000.00	$110,000.00	$110,000.00
(3) Death benefit after maturity = Cash Surrender Value	$50,000.00	$110,000.00	$110,000.00

*	For all policies issued in New Jersey and for policies issued on or after May 1, 1995 in all other states.

Face Amount Changes

Certain states may impose limitations on increasing or decreasing the face amount of your policy. Refer to your policy for details. You can apply in writing to have the face amount increased or decreased. The policy also contains a provision that permits cancellation of an increase in the face amount during the free look period. This period begins on the date the increase takes effect and ends 20 days later (or the amount of time required by state law but not less than 10 days).

The amount of an increase in face amount must be for at least $5,000 and is subject to our maximum retention limits. Evidence of insurability satisfactory to us is required for an increase. We reserve the right to limit increases, and the number of increases may be limited by state law. Generally, the Insured may not be older than age 80 as of the date of any increase in face amount. Any increase will take effect on the next Monthly Deduction Day on or after we approve the application for increase. An increase in face amount may affect the Net Amount at Risk, which may increase the cost of insurance charge, and will incur a new 15-year surrender charge period only on the amount of the increase.

Decreases in coverage are allowed. The face amount will be reduced by canceling insurance segments on a last purchased, first canceled basis and the appropriate surrender charge will be deducted from the Cash Value. (For a discussion of the charges associated with a decrease, see CHARGES UNDER THE POLICY—Surrender Charges.) Consult your tax adviser regarding the tax consequences of decreasing your coverage. A decrease in face amount is effective on the next Monthly Deduction Day following the receipt of a written request. The face amount may not be decreased to less than $50,000. We reserve the right to terminate the option of decreasing the face amount, and the number of decreases may be limited by state law.

Life Insurance Benefit Option Changes

You can change the life insurance benefit option of the policy while the Primary Insured is alive. Any change of option will take effect on the Monthly Deduction Day on or after the date we receive your signed request at the VPSC listed on the first page of this prospectus or such other location that we indicate to you in writing. If the change would increase the Net Amount at Risk, we will not require any proof of insurability to make such a change. Surrender charges may apply to any Face Amount decrease due to a change in Life Insurance Benefit Option. Changing your Life Insurance Benefit Options may have tax consequences. You should consult a tax advisor before changing your Life Insurance Benefit Option.

If you change from Option 1 to Option 2, the face amount of the policy will be decreased by the Cash Value, and a surrender charge will be assessed if a surrender charge is then currently applicable.

If you change from Option 2 to Option 1, the face amount of the policy will be increased by the Cash Value. No surrender charge schedule has been applied to those option changes since November 20, 1998. However, for policies issued on and before November 19, 1998 where a life insurance benefit change from Option 2 to Option 1 occurred, a surrender charge schedule was applied to any increase attributable to these changes. Effective May 19, 2000, this charge schedule was no longer in effect.

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CASH VALUE AND CASH SURRENDER VALUE

Cash Value

The Cash Value of your policy is the sum of the Accumulation Value and the value in the Fixed Account. Initially, the Cash Value equals the net amount of the first premium paid under the policy. This amount is allocated among the Fixed Account and the Investment Divisions according to the allocation percentages requested in the application, or as subsequently changed by you.

Transfers

All or part of the Cash Value can be transferred among Investment Divisions or from an Investment Division to the Fixed Account. We reserve the right to limit the number of transfers to the Fixed Account after the first two Policy Years. (In New Jersey and New York, no more than twelve transfers per Policy Year can be made from the Investment Divisions to the Fixed Account after the first two Policy Years.) The minimum amount that can be transferred from one Investment Division to another Investment Division, or to the Fixed Account, is the lesser of (i) $500 or (ii) the total value of the Accumulation Units in the Investment Division from which the transfer is being made. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division or the value in the Fixed Account would be less than $500, the entire value will be transferred. There is no charge for the first twelve transfers in any one Policy Year. We may impose a charge of up to $30 for each transfer in excess of twelve per year. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Rebalancing, and Interest Sweep options will not count toward the twelve-transfer limit.

Transfers can also be made from the Fixed Account to the Investment Divisions in certain situations. See THE FIXED ACCOUNT.

Requesting a Transfer

You can request a transfer by any of the three methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures:

•	submit your request in writing and in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing);

•	speak to a customer service representative at 1-800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

•	make your request online by logging into www.newyorklife.com.

We do not currently accept faxed or e-mailed transfer requests, however we reserve the right to accept them at our discretion.

Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. (Eastern Time), or received on a non-Business Day, will be priced as of the next Business Day.

It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

All NYLIAC requirements must be met in order for us to process your service requests. Please review all service request forms carefully and provide all required information as applicable to the transaction. NYLIAC will not be able to process your request if information is missing.

Transfers from Investment Divisions will be made based on the Accumulation Unit values at the end of the Business Day that NYLIAC receives the transfer request. If, however, the date that the request is received is not a Business Day, or if the request is received other than through the mail after the closing of the New York Stock Exchange, then the request is deemed received on the next Business Day. See ADDITIONAL PROVISIONS OF THE POLICY—When We Pay Proceeds.

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Limits on Transfers

Procedures Designed to Limit Potentially Harmful Transfers—This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, we may, for example:

•	reject a transfer request from you or from any person acting on your behalf

•	restrict the method of making a transfer

•	charge you for any redemption fee imposed by an underlying Fund

•	limit the dollar amount, frequency or number of transfers.

Currently, if you or someone acting on your behalf requests transfers either by telephone or electronically into or out of one or more Investment Divisions on three or more days within any 60-day period, we will send you a letter notifying you that a transfer limitation has been exceeded. If we receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60 day period, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier and received by the VPSC at one of the addresses noted on the first page of this prospectus. We will provide you with written notice when we take this action.

We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account; the first transfer into the Investment Divisions at the expiration of the free look period; the first transfer out of the Mainstay VP U.S. Government Money Market Investment Division within six months of the issuance of a policy; and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing, and Interest Sweep options.

We may change these limitations or restrictions or add new ones at any time without prior notice; your policy will be subject to these changes regardless of the Issue Date of your policy. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.

We apply our limits on transfers procedures to all owners of this policy without exception. Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

Risks Associated with Potentially Harmful Transfers—Our procedures are designed to limit potentially harmful transfers. We cannot guarantee, however, that our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

•

We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.

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•	Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

(1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

(2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying Fund portfolios’ ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order we submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

•

Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose variable Allocation Alternatives correspond to the affected underlying Fund portfolios.

•	Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

(1)	an adverse effect on portfolio management, such as:

a)	impeding a portfolio manager’s ability to sustain an investment objective;

b)	causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

c)	causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) to pay withdrawals or transfers out of the underlying Fund portfolio.

(2)	increased administrative and Fund brokerage expenses.

(3)

dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio’s investments do not reflect an accurate value (sometimes referred to as “time-zone arbitrage” and “liquidity arbitrage”).

Investment Return

The investment return of a policy is based on:

•	The Accumulation Units held in each Investment Division,

•	The investment experience of each Investment Division as measured by its actual net rate of return, and

•	The interest rate credited on Cash Values held in the Fixed Account.

The investment experience of an Investment Division reflects increases or decreases in the net asset value of the shares of the underlying Fund, any dividend or capital gains distributions declared by the Fund, and any charges against the assets of the Investment Division. This investment experience is determined each Business

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Day that the net asset value of the underlying Portfolio is determined. The actual net rate of return for an Investment Division measures the investment experience from the end of one Business Day to the end of the next Business Day.

Cash Surrender Value

The policy can be surrendered for its Cash Surrender Value at any time before the Insured dies. Unless a later effective date is selected, the surrender is effective on the date we receive the policy and a written request in Good Order at the VPSC addresses listed on the first page of this prospectus. The written request for surrender is deemed received on the date that they are received by mail at the VPSC or such other location that we indicate to you in writing. If, however, the date that they are received is not a Business Day, or if they are received other than through the mail after the closing of regular trading on the New York Stock Exchange, they are deemed received on the next Business Day.

Because the Cash Value of the policy fluctuates with the performance of the Investment Divisions and the interest rate credited to the Fixed Account, and because certain surrenders or partial withdrawals are subject to a surrender charge, and because of charges made against the policy, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) can be more or less than the total premiums.

Net Cash Value

Your policy may lapse without value if the Net Cash Value is insufficient to cover the charges. Therefore, while premium payments are flexible, you may need to make additional premium payments so that the Net Cash Value of your policy is sufficient to pay the charges needed to keep your policy in effect.

Partial Withdrawals

The owner of a policy can make a partial withdrawal of the policy’s Cash Surrender Value at any time while the Insured is living, by sending a written request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing) or by calling a service representative at 1-800-598-2019. If your address or bank account information has been on file with us for less than 30 days, we may require additional verification of your identity, in Good Order, before we will process a partial withdrawal request to send proceeds electronically to that bank account or through the mail to that address.

The minimum partial withdrawal is $500 unless we agree otherwise. We will apply uniform rules in agreeing to partial withdrawals under $500. The amount available for a partial withdrawal is the policy’s Cash Surrender Value at the end of the Business Day (defined by the closing time of the New York Stock Exchange) that we receive the request.

Please note that partial withdrawal requests for amounts greater than $50,000 must be received in Good Order and we may require a notarized confirmation of the owner(s) signature or a medallion signature guarantee. If your address or bank account information has been on file with us for less than 30 days, we will either require the request in writing or require additional verification of your identity, in Good Order, before we will process a request to send partial withdrawal proceeds electronically to that bank account or through the mail to that address. In addition, partial withdrawal requests made from policies that are less than 90 days old or that had an ownership change within 30 days of such partial withdrawal request must be made in writing, in Good Order and sent to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). We do not currently accept faxed or e-mailed requests for a partial withdrawal, however we reserve the right to accept them at our discretion.

The partial withdrawal will be made on a pro-rata basis from the Fixed Account and/or Investment Divisions, unless you indicate otherwise. If the portion of your request for a partial withdrawal from the Fixed Account or Investment Division is greater than the amount in the Fixed Account and/or Investment Division, we will reduce the partial withdrawal by that amount and pay you the entire value of that Fixed Account and/or Investment Division, less any surrender charge which may apply. Partial withdrawals will cause a reduction in the policy’s face amount when Life Insurance Benefit Option 1 is in effect. We reserve the right to limit the amount and frequency of partial withdrawals, and state law limitations may also apply. Partial withdrawals and surrenders may be subject to surrender charges. See CHARGES UNDER THE POLICY—Other Charges—Partial Withdrawal Charge.

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We will pay any partial withdrawals generally within seven days after we receive all of the necessary documentation and information. However, we may delay payment under certain circumstances. See ADDITIONAL PROVISIONS OF THE POLICY—When We Pay Proceeds for more information.

Your requested partial withdrawal will be effective on the date we receive your written request in Good Order. However, if the day we receive your request is not a Business Day or if your request is received after the closing of regular trading on the New York Stock Exchange, then the requested partial withdrawal will be effective on the next Business Day.

We will charge a fee, not to exceed the lesser of $25 or 2% of the amount withdrawn, for processing a partial withdrawal. This fee will be deducted from the remaining balance of the Fixed Account and/or Investment Divisions based on the withdrawal allocation, or if the fee amount exceeds the remaining balance, it will be deducted from the Fixed Account and/or Investment Divisions on a pro rata basis. When you make a partial withdrawal, the death benefit, the Cash Value, the Net Cash Value and the Cash Surrender Value will be reduced by the amount of the withdrawal proceeds you receive as of the date you receive the payment and any applicable surrender charge.

A partial withdrawal may result in taxable income and a penalty tax to you. See FEDERAL INCOME TAX CONSIDERATIONS for more information.

Periodic Partial Withdrawals

After the first Policy Year, you may elect to receive regularly scheduled withdrawals from your policy. These periodic partial withdrawals (PPW) can be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). To process a PPW, we must receive a request in writing and in Good Order no later than five (5) Business Days prior to the date the withdrawals are to begin at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). If your request for this option is received less than five (5) Business Days prior to the date you request it to begin, the withdrawals will begin one month after the date you requested it to begin. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). The minimum amount of withdrawal is $500, or such lower amount as we may permit. We will deduct the Partial Withdrawal Charge, not to exceed the lesser of $25 or 2% of the initial PPW, when you elect the PPW option. You can specify which Investment Divisions and/or Fixed Account from which the PPWs will be made. If you do not specify, we will withdraw money on a pro rata basis from the Fixed Account and/or Investment Divisions. If a PPW would cause the policy’s Face Amount to be less than the minimum Face Amount, we will not process that PPW and the PPW arrangement will be suspended. If the policy’s Cash Surrender Value falls below $2,000, the PPW arrangement will also be suspended. If a PPW payment causes the policy’s Face Amount to decrease, a surrender charge may apply. You may not request this option if you have the Guaranteed Minimum Death Benefit Rider or your policy is a modified endowment contract or below the minimum Face Amount. The PPW arrangement will automatically terminate when total withdrawals taken (including PPWs) equal the total premiums paid under the policy.

POLICY LOANS

Using the policy as sole security, you can borrow any amount up to the loan value of the policy. The loan value on any given date is equal to (i) 90% of the Cash Value, less applicable surrender charges and less any deferred contract charges, less (ii) any Policy Debt. Certain of the provisions discussed below, applicable to policy loans, differ considerably in the state of New Jersey. New Jersey policyowners should review their policy for further details.

When you request a loan, a transfer of funds can be made from the Separate Account to the Fixed Account so that the Cash Value in the Fixed Account is at least 106% of the requested loan plus any outstanding loans, including accrued loan interest. This percentage will change in accordance with changes in the loan interest rate, but will never exceed 108%. We will transfer these funds from the Investment Divisions of the Separate Account in accordance with your instructions, or if you have not provided us with any instructions, in proportion to the amounts you have in each Investment Division. While any policy loan is outstanding, we will not allow you to make any

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partial withdrawals or transfer any funds from the Fixed Account if the partial withdrawal or transfer would cause the cash value of the Fixed Account to fall below 106% of all outstanding loans (or a different percentage based on the loan interest rate). In addition, if the monthly deductions from Cash Value will cause the Cash Value of the Fixed Account to fall below the total amount of all outstanding policy loans, we will take these deductions from the Investment Divisions of the Separate Account in proportion to the amounts you have in each Investment Division.

Please note that loan requests for amounts greater than $50,000 must be received in Good Order by us and we may require a notarized confirmation of the owner(s) signature or a medallion signature guarantee. If your address or bank account information has been on file with us for less than 30 days, we will either require the request in writing in or require additional verification of your identity, in Good Order, before we will process a request to send loan proceeds electronically to that bank account or through the mail to that address. In addition, loan requests made from policies that are less than 90 days old or that had an ownership change within 30 days of such loan request must be made in writing in Good Order and sent to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). We do not currently accept faxed or e-mailed loan requests, however, we reserve the right to accept them at our discretion.

Loan Interest

The effective annual loan interest rate is 6% for all policies issued on and after May 19, 2000 and for all new and existing loans on their policy anniversaries following May 19, 2000, which is payable in arrears. We reserve the right to set a lower rate, which we will determine at least once every twelve months, but not more frequently than once in any three month period. Loan interest for the Policy Year that a loan is taken will be due on the next policy anniversary. Loan interest accrues each day and is payable on the earliest of the policy anniversary, on the date of death, surrender, or lapse, or on the date of a loan increase or loan repayment. Loan interest not paid in cash as of the policy anniversary, or prior to the expiration of the late period, will be charged as a new loan. An amount may need to be transferred to the Fixed Account to cover this increased loan amount. You should be aware that the larger the loan becomes relative to the Net Cash Value, the greater the risk that the remaining Net Cash Value may not be sufficient to support the policy charges and expenses, including any loan interest due, and the greater the risk of the policy lapsing. See Loan Repayment below.

If we have set a loan interest rate lower than 6%, any subsequent increase in the interest rate will be subject to the following conditions:

(1) The effective date of any increase in the interest rate will not be earlier than one year after the effective date of the establishment of the previous rate.

(2) The amount by which the interest rate may be increased will not exceed one percent per year, but the rate of interest will in no event ever exceed 8%.

(3) We will give notice of the interest rate in effect when a loan is made and when sending notice of loan interest due.

(4) If a loan is outstanding 40 days or more before the effective date of an increase in the interest rate, we will notify you of that increase at least 30 days prior to the effective date of the increase.

(5) We will give notice of any increase in the interest rate when a loan is made during the 40 days before the effective date of the increase.

When Loan Interest is Due

The interest we charge on a loan accrues daily and is payable on the following dates:

•	the policy anniversary;

•	the date you surrender the policy;

•	the date you fully repay a loan;

•	the date the policy lapses; or

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•	the date on which the last surviving insured dies.

Any loan interest that you do not pay when due will become part of the policy loan and will also accrue interest. You should be aware that the larger the loan becomes relative to the Net Cash Value, the greater the risk that the remaining Net Cash Value may not be sufficient to support the policy charges and expenses, including any loan interest due, and the greater the risk of the policy lapsing. In addition, if the interest charged would cause the amount of the borrowing to exceed 90% of the Cash Surrender Value of the policy, the interest amount will be withdrawn on a pro rata basis across all investment Divisions.

Loan Repayment

All or part of an unpaid loan can be repaid before the Insured’s death or before the policy is surrendered. Loan repayments are allocated to the Investment Divisions and/or the Fixed Account in accordance with premium allocations in effect at the time of the loan repayment, unless you indicate otherwise. If a loan is outstanding when the life insurance or surrender proceeds become payable, we will deduct the amount of any Policy Debt from these proceeds. In addition, if any Policy Debt exceeds the policy’s Cash Surrender Value, we will mail a notice to you at your last known address and a copy to the last known assignee on our records. If you do not pay the necessary amount within 31 days after the day we mail you this notice, we will terminate your policy. This could result in a taxable gain to you. Loan repayments must be sent to NYLIAC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing).

Interest on Loaned Value

The amount of any loan is held in the Fixed Account and earns interest at a rate we determine. We guarantee that the rate will never be lower than the rate we charge for policy loans, less 2% (for example, if the rate we charge for policy loans is 6%, then the rate we credit on loaned amounts will never be lower than 4%), and in no event less than 4%.

Currently, the amount in the Fixed Account that is collateral for an outstanding loan is credited with interest at a rate that is 1% less than the effective annual loan interest rate during the first 10 Policy Years and 0.5% less than the effective rate in subsequent Policy Years. These rates are not guaranteed and can change at any time.

That portion of the policy’s Cash Value held in the Fixed Account is not affected by the Separate Account’s investment performance. The Cash Value is affected because the portion of the Cash Value equal to the policy loan is credited with an interest rate declared by us rather than a rate of return reflecting the investment performance of the Separate Account. Any interest credited on the loan amount in the Fixed Account remains in the Fixed Account unless you transfer amounts no longer needed as security to the Separate Account.

The Effects of a Policy Loan

A loan, repaid or not, has a permanent effect on your Cash Value. This effect occurs because amounts borrowed are removed from your Investment Divisions (which will receive investment performance) and placed into the Fixed Account (which earns interest at a fixed rate). Investment results will apply only to the amounts remaining in your Investment Divisions. The longer a loan is outstanding, the greater the effect on your Cash Value is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for loaned amounts held in the Fixed Account, your Cash Value will not increase as rapidly as it would have had no loan been made. If the Investment Divisions earn less than the interest earned on loaned amounts held in the Fixed Account, then your Cash Value may be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the Policy Proceeds that might otherwise be payable.

In addition, unpaid capitalized loan interest generally will be treated as an additional new loan under the Code. If the policy is a modified endowment contract a loan may result in taxable income and penalty taxes to you. In addition, for all policies, if the loans taken, including unpaid interest, exceed the premiums paid, policy surrender or policy lapse will result in a taxable gain to you. See FEDERAL INCOME TAX CONSIDERATIONS for more information.

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EXCHANGE PRIVILEGE

At any time within 24 months of the Issue Date of the policy, you may request to exchange for a fixed benefit life insurance protection on the life of the Insured. The exchange will become effective when the VPSC receives your written request, in Good Order, at one of the addresses listed on the first page of this prospectus.

At any time within 24 months of the Issue Date, you can exchange the policy for a policy on a permanent plan of life insurance that we or one of our affiliates offer for this purpose. We will not require evidence of insurability. The date of exchange will be the later of (a) the date you send us the policy along with a proper written request; or (b) the date we receive the policy in Good Order at the VPSC listed on the first page of this prospectus, or such other location that we indicate to you in writing, and the necessary payment for the exchange. Upon an exchange of a policy, all riders and benefits will end unless we agree otherwise or unless required under state law. The exchanged policy will have the same Issue Date, issue age, and risk classification as the original policy. The amount applied to your new policy will be the policy’s Accumulation Value plus a refund of all cost of insurance charges, monthly per thousand Face Amount charges, sales expense charges, and any rider charges taken as of the date of the exchange. We will not refund Mortality and Expense Risk charges, monthly contract charges, state premium tax charges, or federal tax charges. Because policy values may increase or decrease due to market fluctuations during the period between submission of the exchange request and actual processing, the Cash Value applied to your new policy may be impacted. Please consult your registered representative for options to potentially mitigate market exposure during the time it will take to process the exchange. In order to exchange the policy, we will require: (a) that the policy be in effect on the date of exchange; (b) repayment of any Policy Debt; and (c) an adjustment, if any, for premiums and Cash Values of the policy and any new policy.

Special New York Requirements.

In the event of a material change in the investment policy of a Portfolio, you may convert your policy to a new flexible premium life insurance policy for an amount of insurance not to exceed the amount of the death benefit under your original policy on the date of conversion. The new policy will be based on the same issue age, gender, and class of risk as your original policy, but will not offer variable Allocation Alternatives such as the Investment Divisions. We will not require that you provide evidence of insurability to effect this conversion. You will have 60 days after the later of (1) the effective date of the change in the investment policy of the Portfolio and (2) the date you receive notification of such change. All riders attached to your original policy will end on the date of any such conversion.

YOUR VOTING RIGHTS

The Funds are not required to and typically do not hold annual stockholder meetings. Special shareholder meetings will be called when necessary.

To the extent required by law, whenever a special shareholder meeting is held, NYLIAC will vote the Portfolio shares held in the Separate Account in accordance with instructions received from policyowners having voting interests in the corresponding Investment Divisions. If, however, applicable laws or regulations change, and as a result, we determine that we are allowed to vote the Portfolio shares in our own right, we may elect to do so.

We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Investment Divisions or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds associated with the available Investment Divisions, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard policyowner voting instructions, we will advise policyowners of our action and the reasons for such action in the next available annual or semi-annual report.

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The number of votes which are available to a policyowner will be calculated separately for each Investment Division and will be determined by applying the policyowner’s percentage interest in a particular Investment Division to the total number of votes attributable to the Investment Division.

The number of available votes of an Eligible Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the relevant Fund. Voting instructions will be solicited prior to such meeting in accordance with procedures established by the relevant Fund.

Fund shares for which no timely instructions are received, and any other shares that we (or our affiliates) own in our own right, will be voted in proportion to the timely voting instructions received from all policies participating in that Investment Division. As a result, because of proportional voting, a small number of policy owners may control the outcome of the vote. Each person having a voting interest in an Investment Division will receive proxy material, reports, and other materials relating to the appropriate Portfolio.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. These actions will be taken in accordance with applicable laws (including obtaining any required approval of the SEC and any other required regulatory approvals). If necessary, we will seek your approval.

Specifically, we reserve the right to:

•	add, close, substitute or remove any Investment Division (and the shares of an associated Eligible Portfolio);

•	create new Separate Accounts;

•	combine the Separate Account with one or more other Separate Accounts;

•	operate the Separate Account as a management investment company or in any other form permitted by law;

•	deregister the Separate Account under the 1940 Act;

•	manage the Separate Account under the direction of a committee or discharge such committee at any time;

•	transfer the assets of the Separate Account to one or more other Separate Accounts; and

•	restrict or eliminate any of the voting rights of policyowners or other persons who have voting rights as to the Separate Account.

NYLIAC also reserves the right to change the names of the Separate Account.

We may remove an Investment Division even if the shares of an Eligible Portfolio are no longer available for investment or if we, in our sole discretion, decide that investment in an Eligible Portfolio is inappropriate given the purposes of the Separate Account. A new Eligible Portfolio may have higher fees and charges than the one it replaces. We will not substitute shares attributable to your interest in an Investment Division until you have been notified of the change, as required by the 1940 Act and we have obtained any necessary regulatory approvals. We may also add new Investment Divisions and/or close one or more Investment Divisions when marketing, tax, investment, or other conditions make it appropriate. We may decide whether or not the new Investment Divisions should be made available to existing policyowners. If we make a substitution or change to the Investment Divisions, we may change your policy to reflect such substitution or change. We will not transfer any amounts invested in an Investment Division without the policyowner’s instructions, except as permitted by law.

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DIRECTORS AND PRINCIPAL OFFICERS OF NYLIAC*

Directors:	Positions During Last Five Years:
Christopher T. Ashe	Senior Vice President and Chief Financial Officer, Foundation Insurance Business, New York Life, September 2018 to date; Senior Vice President and Chief Financial Officer, Insurance and Agency, New York Life, June 2014 to September 2018.

David G. Bedard	Senior Vice President, Finance Services Organization, January 2017 to date; Senior Managing Director and Chief Financial Officer of the Investments Group, October 2013 to December 2016; Director, NYLIAC, February 2014 to date.

Elizabeth K. Brill	Senior Vice President and Chief Actuary of Registrant and New York Life since April 2019. Joined New York Life as a Vice President & Actuary in the Office of the Chief Actuary in 2010 and has since held various positions in the Corporate Finance department and the Office of the General Counsel. She recently led the Actuarial Services team within the Financial Services Organization, which is responsible for valuation, actuarial model development and production, and experience studies, and has served as Deputy Chief Actuary of New York Life from September 2018 to April 2019. Prior to joining New York Life, practiced insurance transactional and regulatory law at Debevoise & Plimpton LLP and Prudential Financial.

Alexander I. Cook	Senior Vice President, Chief Data and Analytics Officer and Head of Retail Life, New York Life, April 2017 to date; Senior Vice President & Chief Customer & Analytics Officer, January 2016 to March 2017; Senior Vice President and Head of Strategy, Data & Analytics, Insurance & Agency Group, March 2015 to December 2015; Vice President and Head of Corporate Strategy, New York Life, February 2012 to February 2015.

Robert M. Gardner	Senior Vice President and Controller, New York Life, September 2017 to date; Senior Vice President and Controller, NYLIAC, September 2017 to date; Vice President and Controller, New York Life, July 2013 to September 2017; Vice President and Controller, NYLIAC, July 2013 to September 2017; Director, NYLIAC, January 2013 to date; Vice President, December 2012 to date.

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Directors:	Positions During Last Five Years:
Matthew M. Grove	Executive Vice President and Head of Service, Technology, Marketing and Retail Life, New York Life, July 2018 to date; Senior Vice President and Leader of Retail Life, Retail Annuities and Marketing, April 2017 to September 2018; Senior Vice President and Head of Product, Marketing & Underwriting and Retail Annuities, January 2017 to April 2017; Executive Management Committee, January 2017 to date; Senior Vice President and Head of Product, Marketing & Underwriting, December 2015 to January 2017; Senior Vice President and Chief Administrative Officer, Insurance and Agency Group, August 2014 to December 2015.

Frank M. Harte	Senior Managing Director and Chief Financial Officer of Asset Management, New York Life, May 2014 to date.

Thomas A. Hendry	Senior Vice President and Treasurer, New York Life, July 2012 to date; Senior Vice President and Treasurer, NYLIAC, August 2012 to date.

Dylan W. Huang	Senior Vice President and Head of Retail Annuities, New York Life, May 2016 to date; Vice President, Retirement Solutions Group, December 2015 to May 2016; Vice President, Annuity Product Development and Management, June 2012 to December 2015.

Mark J. Madgett	Senior Vice President and Head of Agency, January 2016 to date; Executive Management Committee, December 2015 to date; Senior Vice President, September 2014 to December 2015.

Theodore A. Mathas	Chairman of the Board, President and Chief Executive Officer, January 2019 to date; Chairman of the Board and Chief Executive Officer, May 2015 to December 2018; Chairman, President and Chief Executive Officer, New York Life, June 2009 to May 2015. Executive Management Committee, June 2002 to date.

Amy Miller	Senior Vice President, Deputy General Counsel and Secretary, September 2016 to date; Senior Vice President, Deputy General Counsel and Chief Corporate Counsel, September 2014 to September 2016; Vice President and Associate General Counsel, New York Life, September 2013 to September 2014.

Arthur H. Seter	Senior Vice President and Deputy Chief Investment Officer, New York Life, July 2006 to date; Senior Vice President and Chief Investment Officer, NYLIAC, May 2008 to date; Director, NYLIAC, June 2006 to date.

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Directors:	Positions During Last Five Years:
Joel M. Steinberg	Senior Vice President, Chief Risk Officer and Chief Actuary, New York Life, July 2012 to date; Senior Vice President, Chief Risk Officer and Chief Actuary, NYLIAC, December 2012 to date; Executive Management Committee, March 2013 to date.

Matthew D. Wion	Senior Vice President and Strategic Insurance Businesses and Retail Annuity CFO, New York Life, September 2018 to date; Senior Vice President and Individual Life CFO, New York Life, September 2015 to date; Senior Vice President and Annuity CFO, New York Life, September 2014 to August 2015; Vice President and Annuity CFO, New York Life, January 2014 to August 2014.

Thomas F. English	Senior Vice President and Chief Legal Officer, NYLIAC, May 2008 to date; Secretary, NYLIAC, November 2015 to May 2016.

Barbara J. McInerney	Senior Vice President and Chief Compliance Officer, New York Life, May 2000 to date; Senior Vice President and Chief Compliance Officer, NYLIAC, May 2000 to date.

Colleen A. Meade	Associate General Counsel, New York Life, March 2016 to date; Associate Legal Office and Secretary, NYLIAC, May 2016 to date. Prior to joining New York Life, Ms Meade headed U.S. Subsidiary Corporate Governance at JPMorgan Chase & Co. from 2008 to 2016.

*	Principal business address is 51 Madison Avenue, New York, New York 10010.

THE FIXED ACCOUNT

The Fixed Account is supported by the assets in NYLIAC’s General Account, which includes all of NYLIAC’s assets except those assets specifically allocated to the Separate Account. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provisions. NYLIAC has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

Interest Crediting

NYLIAC guarantees that it will credit interest at an annual rate of at least 4% to values in or transferred to the Fixed Account under the policies. NYLIAC may, at its sole discretion, credit a higher rate of interest to the Fixed Account, or to amounts allocated or transferred to the Fixed Account. The interest rate will be set by NYLIAC and can change daily. The interest rate may differ for loaned and non-loaned amounts in the Fixed Account.

Transfers to Investment Divisions and to the Fixed Account

Amounts may be transferred from the Fixed Account to the Investment Divisions, subject to the following conditions.

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•

Maximum Transfer. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is the greater of $5,000 or 20% of the value in the Fixed Account at the beginning of the Policy Year. This means, for example if you have $50,000 in the Fixed Account, it will take you 8 years to transfer out the entire amount.

•

Minimum Transfer. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the value in the Fixed Account. In most states, we will consider transfers of amounts less than this minimum.

•

Minimum Remaining Value. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, we have the right to include that amount in the transfer. (This will apply even in cases in which you have reached the Maximum Transfer amount outlined above.)

•

Transfer Charge. We may impose a charge of up to $30 per transfer for each transfer after the first twelve in any Policy Year. We will deduct this charge from accounts in the Investment Divisions and amounts not held as collateral for a loan in the Fixed Account in proportion to amounts in these Allocation Alternatives. We will not count any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Rebalancing, and Interest Sweep options as a transfer toward the twelve transfer limit.

•	How to request a transfer:

(1) submit your request in writing in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing);

(2) speak to a customer service representative at 1-800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. Eastern Time; or

(3) make your request online by logging into www.newyorklife.com.

We do not currently accept faxed or e-mailed transfer requests, however we reserve the right to accept them at our discretion. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. (Eastern Time), or received on a non-Business Day, will be priced as of the next Business Day. See HOW TO REACH US FOR POLICY SERVICES for more information.

We reserve the right to limit transfers from the Investment Divisions to the Fixed Account after the first two Policy Years. In New Jersey and New York, after the first two Policy Years, you may not make more than 12 transfers to the Fixed Account in any one Policy Year. You should review your policy for further details. Certain limits apply to transfers into and out of Investment Divisions. See CASH VALUE AND CASH SURRENDER VALUE—Limits on Transfers.

See the policy for details and a description of the Fixed Account.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

NYLIFE Distributors, the underwriter and distributor of the policies, is registered with the SEC and FINRA as a broker-dealer. The firm is an indirect wholly-owned subsidiary of NYLIC, and an affiliate of NYLIAC. Its principal business address is 30 Hudson Street, Jersey City, New Jersey 07302.

The policies were sold by registered representatives of NYLIFE Securities, a broker-dealer that is an affiliate of NYLIFE Distributors, and by registered representatives of unaffiliated broker-dealers. Your registered representative is also a licensed insurance agent with NYLIC. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by NYLIC or its affiliates and products provided by other companies.

The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based

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compensation, allowances for expenses, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendations made by your registered representative or broker-dealer. The maximum commissions payable to a broker-dealer in the first 30 years are equivalent to the present value of an annual commission rate for 30 years of 6.9% per year. This figure is a percentage of planned annual premiums of $2,750 and assumes a discount rate of 6%. Additional assumptions for VUL policies are Male Issue Age 36, issued Preferred, with an initial face amount of $250,000. Broker-dealers receive commission not to exceed 50% of the premiums paid up to a policy’s Target Premium during Policy Year 1, 8% in Policy Year 2, 6.25% in Policy Years 3 and 4, 6.5% in Policy Years 5 and 6, 5.5% in Policy Year 7, 5.0% in Policy Years 8-10, 3.5% in Policy Years 11-15, plus 3.5% of premiums paid in excess of such amount in Policy Years 1-15. The “Target Premium” is the calculation of the maximum commission payable based on the insured’s age at the inception of the policy, gender, and face amount of the policy. Broker-dealers may also receive an allowance for expenses that ranges generally from 0% to 41% of first year premiums.

The total commissions paid during the fiscal year ended December 31, 2019, 2018 and 2017 were $598,416, $1,144,294, and $917,093, respectively. NYLIFE Distributors did not retain any of these commissions.

NYLIC also has other compensation programs where registered representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by NYLIC or its affiliates. NYLIFE Securities registered representatives who are members of the General Office management team receive compensation based on a number of sales-related incentive programs designed to compensate for education, supervision, training, and recruiting of agents.

Unaffiliated broker-dealers may receive sales support for products manufactured and issued by New York Life or its affiliates from Brokerage General Agents (“BGAs”) who are not employed by NYLIC. BGAs receive commissions on the policies based on a percentage of the commissions the registered representative receives and an allowance for expenses based on first year premiums paid.

NYLIFE Securities registered representatives can qualify to attend NYLIC-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by NYLIC depends on the sale of products manufactured and issued by NYLIC or its affiliates.

NYLIAC has discontinued sales of these policies. Premium payments on existing policies, however, are accepted on a continuous basis.

FEDERAL INCOME TAX CONSIDERATIONS

Our Intent

Our intent in the discussion in this section is to provide general information about federal income tax considerations related to the policies. This is not an exhaustive discussion of all tax questions that might arise under the policies. This discussion is not intended to be tax advice for you. Tax results may vary according to your particular circumstances, and you may need tax advice in connection with the purchase or use of your policy.

The discussion in this section is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). We have not included any information about applicable state or other tax laws (except as noted in “Other Tax Considerations” below). Further, you should note that tax law changes from time to time. We do not know whether the treatment of life insurance policies under federal income tax or estate or gift tax laws will continue. Future legislation, regulations, or interpretations could adversely affect the tax treatment of life insurance policies. Lastly, there are many areas of the tax law where minimal guidance exists in the form of Treasury Regulations or Revenue Rulings. You should consult a tax advisor for information on the tax treatment of the policies, for the tax treatment under the laws of your state, or for information on the impact of proposed or future changes in tax legislation, regulations, or interpretations.

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The ultimate effect of federal income taxes on values under the policy and on the economic benefit to you or the Beneficiary depends upon NYLIAC’s tax status, upon the terms of the policy, and upon your circumstances.

Tax Status of NYLIAC and the Separate Account

NYLIAC is taxed as a life insurance company under Subchapter L of the IRC. The Separate Account is not a separate taxable entity from NYLIAC and we take its operations into account in determining NYLIAC’s income tax liability. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. All investment income and realized net capital gains on the assets of the Separate Account are reinvested and taken into account in determining policy Cash Values, and are automatically applied to increase the book reserves associated with the policies. Under existing federal income tax law, neither the investment income nor any net capital gains of the Separate Account, are taxed to NYLIAC to the extent those items are applied to increase tax-deductible reserves associated with the policies.

Charges for Taxes

We impose a federal tax charge equal to 1.25% of premiums received under the policy to compensate us for taxes we have to pay under Section 848 of the IRC in connection with our receipt of premiums under Non-Qualified Policies. We may increase this charge to reflect changes in the IRC or otherwise to reflect changes in the taxes we owe. See CHARGES UNDER THE POLICY-Deductions from Premium Payments for additional information. No other charge is currently made to the Separate Account for our federal income taxes that may be attributable to the Separate Account. In the future, we may impose a charge for our federal income taxes that are attributable to the Separate Account. In addition, depending on the method of calculating interest on amounts allocated to the Fixed Account, we may impose a charge for the policy’s share of NYLIAC’s federal income taxes attributable to the Fixed Account.

Under current laws, we may incur state or local taxes other than premium taxes (including income, franchise and capital taxes) in several states and localities. At present we do not charge the Separate Account for these taxes. We, however, reserve the right to charge the Separate Account for the portion of such taxes, if any, attributable to the Separate Account or the policies.

Diversification Standards and Control Issues

In addition to other requirements imposed by the IRC, a policy will qualify as life insurance under the IRC if the diversification requirements of IRC Section 817(h) are satisfied by the Separate Account. We intend for the Separate Account to comply with IRC Section 817(h) and related regulations. To satisfy these diversification standards, the regulations generally require that on the last day of each calendar quarter, no more than 55% of the value of a Separate Account’s assets can be represented by any one investment, no more than 70% can be represented by any two investments, no more than 80% can be represented by any three investments, and no more than 90% can be represented by any four investments. For purposes of these rules, all securities of the same issuer generally are treated as a single investment, but each U.S. Government agency or instrumentality is treated as a separate issuer. Under a “look through” rule, we are able to meet the diversification requirements by looking through the Separate Account to the underlying Eligible Portfolio. Each of the Funds has committed to us that the Eligible Portfolios will meet the diversification requirements.

The IRS has stated in published rulings that a variable policyowner will be considered the owner of Separate Account assets if he or she possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In those circumstances, income and gains from the Separate Account assets would be includable in the variable policyowner’s gross income. In connection with its issuance of temporary regulations under IRC Section 817(h) in 1986, the Treasury Department announced that such temporary regulations did not provide guidance concerning the extent to which policyowners could be permitted to direct their investments to particular Investment Divisions of a separate account and that guidance on this issue would be forthcoming. Regulations addressing this issue have not yet been issued or proposed. The ownership rights under your policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of Separate Account assets. For example, you have additional flexibility in allocating premium payments and policy Cash Values. These differences could result in you being

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treated as the owner of your policy’s pro rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or ruling which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy, as deemed appropriate by us, to attempt to prevent you from being considered the owner of your policy’s pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Eligible Portfolios will continue to be available, will be able to operate as currently described in the Fund prospectuses, or that a Fund will not have to change an Eligible Portfolio’s investment objective or investment policies.

Life Insurance Status of Policy

We believe that the policy meets the statutory definition of life insurance under IRC Section 7702 and that you and the Beneficiary of your policy, subject to the discussion below under “IRC Section 101(j)— Impact on Employer-Owned Policies,” will receive the same federal income tax treatment as that accorded to owners and beneficiaries of fixed benefit life insurance policies. Specifically, subject to the discussion below under “IRC Section 101(j)— Impact on Employer-Owned Policies,” we believe that the Life Insurance Benefit under your policy will be excludable from the gross income of the Beneficiary subject to the terms and conditions of Section 101(a)(1) of the IRC. Pursuant to Section 101(g) of the IRC, amounts received by the policyowner may also be excludable from the policyowner’s gross income when the Primary Insured has a terminal illness and benefits are paid under the Living Benefits Rider. (Life insurance benefits under a “modified endowment contract” as discussed below are treated in the same manner as life insurance benefits under life insurance policies that are not so classified.)

In addition, unless the policy is a “modified endowment contract,” in which case the receipt of any loan under the policy may result in recognition of income to the policyowner, we believe that the policyowner will not be deemed to be in constructive receipt of the Cash Values, including increments thereon, under the policy until proceeds of the policy are received upon a surrender of the policy or a partial withdrawal or, in certain circumstances where there is an existing policy loan, upon a surrender or lapse of the policy.

We reserve the right to make changes to the policy if we think it is appropriate to attempt to assure qualification of the policy as a life insurance contract. If a policy were determined not to qualify as life insurance, the policy would not provide the tax advantages normally provided by life insurance.

IRC Section 101(j)— Impact on Employer-Owned Policies

For an “employer-owned life insurance contract” issued after August 17, 2006 (unless issued in a 1035 exchange for a contract originally issued prior to that date where the new contract is not materially different from the exchanged contract), if certain specific requirements described below are not satisfied, IRC Section 101(j) generally requires policy beneficiaries to treat death proceeds paid under such contract as income to the extent such proceeds exceed the premiums and other amounts paid by the policyholder for the contract. This rule of income inclusion will not apply if, before the policy is issued, the employer-policyholder provides certain written notice to and obtains certain written consents from insureds (who must be United States citizens or residents) in circumstances where:

(1)	the insured was an individual who was an employee within 12 months of his death;

(2)

the insured was a “highly compensated employee” at the time the contract was issued. In general, highly compensated employees for this purpose are more than 5 percent owners, employees who for the preceding year received in excess of $130,000 (for 2020), directors and anyone else in the top 35 percent of employees based on compensation;

(3)

the death proceeds are paid to a family member of the insured (as defined under Code Section 267 (c)(4)), an individual who is a designated beneficiary of the insured under the policy (other than the policyholder), a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate; or

(4)	the death proceeds are used to buy an equity interest in the policyholder from the family member, beneficiary, trust or estate.

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Policyholders that own one or more contracts subject to IRC Section 101(j) will also be subject to annual reporting and record-keeping requirements. In particular, such policyholders must file Form 8925 annually with their U.S. income tax return.

You should consult with your tax advisor to determine whether and to what extent IRC Section 101(j) may apply to the policy. Assuming this provision applies, you should, to the extent appropriate (in consultation with your tax advisor), take the necessary steps, before you acquire the policy, to ensure that the income inclusion rule described above does not apply to the policy.

Modified Endowment Contract Status

Internal Revenue Code Section 7702A defines a class of life insurance policies referred to as modified endowment contracts. Under this provision, the policies will be treated for tax purposes in one of two ways. Policies that are not classified as modified endowment contracts will be taxed as conventional life insurance policies, as described below. Taxation of pre-death distributions (including loans) from policies that are classified as modified endowment contracts is somewhat different, as described below.

A life insurance policy becomes a “modified endowment contract” if, at any time during the first seven policy years, the sum of actual premiums paid exceeds the sum of the “seven-pay premium.” Generally, the “seven-pay premium” is the level annual premium, such that if paid for each of the first seven policy years, will fully pay for all future life insurance and endowment benefits under a life insurance policy. For example, if the “seven-pay premium” was $1,000, the maximum premium that could be paid during the first seven policy years to avoid “modified endowment” treatment would be $1,000 in the first year, $2,000 through the first two years and $3,000 through the first three years, etc. Under this test, a policy may or may not be a modified endowment contract, depending on the amount of premium paid during each of the policy’s first seven years. A policy received in exchange for a modified endowment contract will be taxed as a modified endowment contract even if it would otherwise satisfy the seven-pay test.

Certain changes in the terms of a policy, including a reduction in life insurance benefits will require a policy to be retested to determine whether the change has caused the policy to become a modified endowment contract. A reduction in Life Insurance Benefits will require retesting if it occurs within seven years after the beginning of the test period. In addition, if a “material change” occurs at any time while the policy is in force, a new seven-pay test period will start and the policy will need to be retested to determine whether it continues to meet the seven-pay test. A “material change” generally includes increases in life insurance benefits, but where applicable does not include an increase in life insurance benefits which is attributable to the payment of premiums necessary to fund the lowest level of life insurance benefits payable during the first seven Policy Years, or which is attributable to the crediting of interest with respect to such premiums.

Because the policy provides for flexible premiums, NYLIAC has instituted procedures to monitor whether, under our current interpretation of the law, increases in Life Insurance Benefits or additional premiums cause either the start of a new seven-year test period or the taxation of distributions and loans. All additional premiums will be considered in these determinations.

If a policy fails the seven-pay test, all distributions (including loans) occurring in the Policy Year of failure and thereafter will be subject to the rules for modified endowment contracts. A recapture provision may also apply to loans and distributions that are received in anticipation of failing the seven-pay test. Under the IRC, any distribution or loan made within two years prior to the date that a policy fails the seven-pay test is considered to have been made in anticipation of the failure.

Any amounts distributed under a “modified endowment contract” (including proceeds of any loan) are taxable to the extent of any accumulated income in the policy. Penalty taxes may apply to such taxable amounts as well. In general, the amount that may be subject to tax is the excess of the Cash Value (both loaned and unloaned) over the previously unrecovered premiums paid.

For purposes of determining the amount of income received upon a distribution (or loan) from a modified endowment contract, the IRC requires the aggregation of all modified endowment contracts issued to the same policyowner by an insurer and its affiliates within the same calendar year. Therefore, loans and distributions from

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any one such policy are taxable to the extent of the income accumulated in all the modified endowment contracts required to be so aggregated.

If any amount is taxable as a distribution of income under a modified endowment contract (as a result of a policy surrender, a partial withdrawal, or a loan), it may also be subject to a 10% penalty tax under IRC Section 72(v). Limited exceptions from the additional penalty tax are available for certain distributions to individuals who own policies. The penalty tax will not apply to distributions: (i) that are made on or after the date the taxpayer attains age 59 1/2; or (ii) that are attributable to the taxpayer’s becoming disabled; or (iii) that are part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and his or her beneficiary.

Status of the Policy After the Insured Is Age 95 (For Policies Issued After May 1, 1995)

The policy provides that your policy matures on the policy anniversary on which the insured is age 95. Beginning on this maturity date, the Face Amount of your policy, as shown on the Policy Data Page, will no longer apply. Instead, your Life Insurance Benefit will equal the Cash Value of your policy less any loans and any interest due on loans. The IRS has not issued final guidance on the status of a life insurance policy after the insured becomes age 95. There is a risk that the policy may not qualify as life insurance under the Federal tax law after the insured becomes age 95 and that the policyowner may become subject to adverse tax consequences at that time. For this reason, a tax advisor should be consulted about the advisability of continuing the policy after the insured becomes age 95. For some policies, a similar risk arises after the insured becomes age 100, in which case a tax advisor should be consulted about the advisability of continuing the policy after the insured becomes age 100.

Policy Surrenders and Partial Withdrawals

Upon a full surrender of a policy for its Cash Surrender Value, you will recognize ordinary income for federal tax purposes to the extent that the Cash Value less surrender charges and any uncollected additional contract charges, exceeds the investment in your policy (the total of all premiums paid but not previously recovered plus any other consideration paid for the policy). The tax consequences of a partial withdrawal from your policy will depend upon whether the partial withdrawal results in a reduction of future benefits under your policy and whether your policy is a modified endowment contract. If upon a full surrender of a policy the premium payments made exceed the surrender proceeds plus the amount of any outstanding loans, you will recognize a loss, which is not deductible for federal income tax purposes.

If your policy is not a modified endowment contract, the general rule is that a partial withdrawal from a policy is taxable only to the extent that it exceeds the total investment in the policy. An exception to this general rule applies, however, if a reduction of future benefits occurs during the first fifteen years after a policy is issued and there is a cash distribution associated with that reduction. In such a case, the IRC prescribes a formula under which you may be taxed on all or a part of the amount distributed. After fifteen years, cash distributions from a policy that is not a modified endowment contract will not be subject to federal income tax, except to the extent they exceed the total investment in the policy. We suggest that you consult with a tax advisor in advance of a proposed decrease in face amount or a partial withdrawal.

3.8 Percent Medicare Tax on Certain Investment Income

In general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes (i) gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan) and (ii) net gain attributable to the disposition of property. Such NII (as well as gross income from tax qualified plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. In 2012, the IRS and the Treasury Department issued guidance regarding this new tax in the form of proposed regulations, which were finalized in 2013. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received in connection with the surrender of this policy,

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distributions or withdrawals from this policy or the exercise of other rights and features under this policy (including policy loans).

Policy Loans and Interest Deductions

We believe that under current law any loan received under your policy will be treated as Policy Debt to you and that, unless your policy is a modified endowment contract, no part of any loan under your policy will constitute income to you. If your policy is a modified endowment contract (see discussion above) loans will be fully taxable to the extent of the income in the policy (and in any other contracts with which it must be aggregated) and could be subject to the additional 10% penalty tax described above.

Internal Revenue Code Section 264 provides that interest paid or accrued on a loan in connection with a policy is generally nondeductible. Certain exceptions apply, however, with respect to policies covering key employees. In addition, in the case of policies not held by individuals, special rules may limit the deductibility of interest on loans that are not made in connection with a policy. We suggest consultation with a tax advisor for further guidance.

In addition, if your policy lapses or you surrender it with an outstanding loan, and the amount of the loan plus the Cash Surrender Value is more than the sum of premiums you paid, you will generally be liable for taxes on the excess. Such amount will be taxed as ordinary income. A 10% penalty tax may apply as well. Finally, it is possible that a loan could be treated as a taxable distribution if there is no spread or a very small spread between the interest rate charged on the loan and the interest rate credited to the loaned amount.

Exchanges, Sales or Assignments of Policies

If you change the policyowner or exchange or assign your policy, it may have significant tax consequences depending on the circumstances. An assignment, sale or exchange of the policy may result in taxable income and tax penalties to you. Further, IRC Section 101(a) provides, subject to certain exceptions, that where a policy has been transferred for value, only the portion of the life insurance benefit which is equal to the total consideration paid for the policy may be excluded from gross income. Based on IRS guidance, amounts received in excess of the consideration paid for the policy may be taxed as ordinary income to the extent of the amount of gain that would have been realized had the policy been surrendered. Based on the same guidance, amounts received in excess of that amount would be taxed as a capital gain. If you sell your policy in a reportable policy sale, the Tax Cuts and Jobs Act of 2017 imposes new information reporting requirements on the purchaser and the policy issuer. Under these new reporting requirements, certain information related to the sale may be required to be reported to the IRS and to the seller. In addition, Treasury regulations provide that an exchange of the Policy may be treated as a reportable policy sale, resulting in the death benefit under the new policy being partially taxable, unless you have a substantial family, business, or financial relationship with the insured at the time of the exchange. For complete information with respect to policy assignments, sales and exchanges, a qualified tax advisor should be consulted.

Tax-Free “Section 1035” Insurance Policy Exchanges

Generally, you can exchange one life insurance policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code (“IRC”). However, because we have discontinued sales of this policy, you may not exchange another policy for the one described in this prospectus. As a general matter, you should compare both policies carefully before making any exchange. You should also remember that if you exchange one policy for another, you might have to pay a surrender charge on your old policy. The new policy may also have a new surrender charge period, charges that may be higher (or lower), and benefits that may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. In addition, Treasury regulations provide that an exchange of a policy may be treated as a reportable policy sale, resulting in the death benefit under the new policy being partially taxable, unless you have a substantial family, business, or financial relationship with the insured at the time of the exchange. You should not exchange another policy for a new one unless you determine, after knowing all of the facts that the exchange is in your best interest.

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Living Benefits Rider (Also Known as Accelerated Benefits Rider)

A Living Benefits Rider is available in connection with the policy. Amounts received under this rider will generally be excludable from your gross income under Section 101(g) of the IRC. The exclusion from gross income will not apply, however, if you are not the Primary Insured and you have an insurable interest in the life of the Primary Insured either because the Primary Insured is your director, officer, or employee, or because the Primary Insured has a financial interest in a business of yours.

In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet certain technical aspects of the definition of “life insurance contract” under the IRC. We reserve the right (but we are not obligated) to modify the rider to conform with requirements the IRS may prescribe.

Withholding

Under Section 3405 of the IRC, withholding is generally required with respect to certain taxable distributions under insurance policies. In the case of periodic payments (payments made as an annuity or on a similar basis), the withholding is at graduated rates (as though the payments were employee wages). With respect to non-periodic distributions, the withholding is at a flat rate of 10%. If you are an individual, you can elect to have either non-periodic or periodic payments made without withholding except where your tax identification number has not been furnished to us, or where the IRS has notified us that a tax identification number is incorrect. If you are not an individual, you may not elect out of such withholding.

Different withholding rules apply to payments made to U.S. citizens living outside the United States and to non-U.S. citizens living outside of the United States. U.S. citizens who live outside of the United States generally are not permitted to elect not to have federal income taxes withheld from payments. Payments to non-U.S. citizens who are not residents of the United States generally are subject to 30% withholding, unless an income tax treaty between their country of residence and the United States provides for a lower rate of withholding or an exemption from withholding.

Under the Foreign Account Tax Compliance Act (“FATCA”), as reflected in Sections 1471 through 1474 of the IRC, U.S. withholding agents (such as NYLIAC) may be required to obtain certain information to establish the U.S. or non-U.S. status of its account or contract holders (e.g., a Form W-9 or W-8BEN may be required) and perform certain due diligence to ensure that information is accurate. In certain cases, if this information is not obtained, withholding agents, such as NYLIAC may be required to withhold at a 30% rate on certain payments.

Business Uses of Policy

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax advisor.

Non-Individual Owners and Business Beneficiaries of Policies

If a policy is owned or held by a corporation, trust or other entity that is not a natural person, this could jeopardize some or all of such entity’s interest deduction under IRC Section 264, even where such entity’s indebtedness is in no way connected to the policy. In addition, under IRC Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, the policy could be treated as held by the business for purposes of the IRC Section 264(f) entity-holder rules. A qualified tax advisor should be consulted before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

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Split-Dollar Arrangements

The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes. Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.

Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Tax Shelter Regulations

Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.

Other Tax Considerations

The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law.

The individual situation of each Policyowner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

For 2020, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,580,000, as adjusted for inflation, and 40%, respectively.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Life Insurance Purchases by Residents of Puerto Rico

In Rev. Rule 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

ADDITIONAL PROVISIONS OF THE POLICY

Reinstatement Option

For a period of five (5) years after termination, and during the Insured’s lifetime, you can send a written request in Good Order that we reinstate the policy to one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). We will not reinstate the policy if it has been returned for its Cash Surrender Value. Note that a termination and later reinstatement may cause the policy to become a modified endowment contract.

Before we will reinstate the policy, we must also receive the following:

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(1)

A payment in an amount which is sufficient to keep the policy in force for at least 3 months. This amount will consist of any amount necessary to bring the Net Cash Value above zero plus three monthly deductions (and any monthly deduction charges due and unpaid at time of lapse) multiplied by a factor in order to account for premium expenses and surrender charges. If the policy lapses before and is reinstated after the first policy anniversary, we must also receive an amount equal to 150% of any deferred contract charge not previously deducted. This payment will be in lieu of the payment of all premiums in arrears;

(2)

Any unpaid loan must be repaid or deducted from the Cash Value of the reinstated policy, together with loan interest at 6% compounded once each year from the end of the late period to the date of reinstatement. If a policy loan interest rate of less than 6% is in effect when the policy is reinstated, the interest rate for any unpaid loan at the time of reinstatement will be the same as the policy loan interest rate; and

(3)	Evidence of insurability satisfactory to us if the reinstatement is requested more than 30 days after termination.

We will apply your payment to the Investment Divisions and/or the Fixed Account as of the Business Day we receive it and in accordance what your instructions at the time you make such payment. Payments received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. (Eastern Time) on any Business Day, or any non-Business Day, will be credited on the next Business Day.

The effective date of reinstatement will be the Monthly Deduction Day on or following the date we approve the request for reinstatement that we receive in Good Order. The approval for reinstatement is contingent upon our receipt from you of the reinstatement payment, which is the amount specified in (1) above.

If we reinstate your policy, the face amount for the reinstated policy will be the same as it would have been if the policy had not terminated.

The Cash Value of the reinstated policy will be the Cash Value at the time the policy lapsed plus the reinstatement payment net of administrative expenses, less any monthly deduction charges due and unpaid at time of lapse, less the difference between the surrender charge assessed at the time of the lapse and the surrender charge that applies at the time the policy is reinstated.

Additional Benefits Provided By Riders

The policy can include additional benefits that we approve based on our standards and limits for issuing insurance and classifying risks. None of these benefits depends on the investment performance of the Separate Account or the Fixed Account. An additional benefit is provided by a rider and is subject to the terms of both the policy and the rider. There is generally an additional charge for each rider you elect. The following riders are available.

Accidental Death Benefit Rider

This rider provides an additional death benefit if the Primary Insured’s death was caused directly, and apart from any other cause, by accidental bodily injury. We will pay the additional death benefit if the Primary Insured dies within one year of such accident. No benefit is payable under the rider if the death of the Primary Insured occurs before the Primary Insured’s first birthday or after the policy anniversary on which the Primary Insured is age 70. There is an additional charge for this rider.

Children’s Insurance Rider

This rider provides a level term insurance benefit on the child, stepchild, or legally adopted child of the Primary Insured (a “covered child”) who is proposed and accepted for coverage. A child born to, or legally adopted by, the Primary Insured while the rider is in effect is also a covered child. For a child to be covered under this rider, he or she must be age 18 or under when this rider is issued, or when that child would otherwise be covered. No child is covered under the rider, however, until the 15th day after birth.

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When you apply for this rider, you must specify how many units of insurance coverage will apply to each covered child. You may purchase 1 to 25 units of coverage on each covered child. Each unit provides $1,000 of level term insurance. The number of units must be the same for each child. Each child covered under this rider is issued in a standard risk class.

If the Primary Insured dies while this rider is in effect, the term insurance on each covered child will continue at no additional cost. This is known as paid-up insurance. Although paid-up insurance has no loan value, it does have cash value and can be surrendered for its cash value.

The term insurance coverage, or the paid-up insurance, on each covered child will end on the earlier of:

•	the policy anniversary on which the covered child is age 25; and

•	the policy anniversary on which the Primary Insured is, or would have been, age 65.

Within 31 days after the date on which the term insurance coverage ends, you or the covered child can convert the term insurance to any permanent plan of insurance we offer, without any evidence of insurability. The maximum face amount of the new policy is five times the amount of the term insurance coverage on the covered child. The premium rates for the new policy will be based on the age and sex of the covered child, and our premium rates in effect on the date of conversion. To convert this rider, you must send a completed Children’s Insurance Rider form in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus.

There is an additional charge for this rider.

Guaranteed Insurability Rider

This rider allows you to purchase additional insurance coverage on the Primary Insured, on a scheduled option date or alternative option date, without providing any evidence of insurability. The additional insurance coverage can either be a new policy on the life of the Primary Insured or an increase to the existing policy’s face amount.

Scheduled option dates are the policy anniversaries on which the Primary Insured is age 22, 25, 28, 31, 34, 37, 40, 43, and 46. An alternative option date is the Monthly Deduction Day on or following the date that is three months after any of these events:

•	the marriage of the Primary Insured;

•	the birth of a living child to the Primary Insured; or

•	the legal adoption of a child by the Primary Insured.

If elected, the new policy or increase in face amount will take effect as of a scheduled or alternative option date. This date will always be a Monthly Deduction Day. When one of the events that would trigger an alternative option date occurs, we will automatically provide term insurance on the Primary Insured in an amount equal to the maximum amount you are eligible to purchase on the alternative option date. This term insurance coverage will begin on the date that the event which triggers the alternative option date occurs until the alternative option date. We do not provide term insurance for any period before or after a scheduled option date. If you purchase additional insurance coverage on an alternative option date, you may not purchase additional insurance coverage on the next scheduled option date.

In order to exercise this rider’s benefit on an option date, the rider must be in effect on that date. The minimum amount of additional insurance coverage that you can purchase on each option date is $10,000 and the maximum amount is the lesser of $150,000 (or $100,000 if the rider was added prior to May 1, 2008) or a multiple of the policy’s face amount based on the Primary Insured’s age when the policy was issued. The multiples are set forth below:

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Age At Issue	Multiple
0–21	5 times face amount
22–37	2 times face amount
38–43	1 times face amount

This rider will end on the policy anniversary on which the Primary Insured is age 46. However, if any of the events that trigger an alternative option date occurs within three months before that anniversary, you will continue to have the right to purchase additional insurance coverage until that option date. We will also provide the automatic term insurance coverage up to that option date. To exercise this rider, you must send a completed Guaranteed Insurability Rider form in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus.

There is an additional charge for this rider.

Guaranteed Minimum Death Benefit Rider

We no longer offer this rider for sale. If you previously purchased this rider, however, we will deduct a charge equal to $0.01 per $1000 multiplied by the sum of your policy’s face amount and the face or benefit amount of any riders. The face or benefit amount of a rider is the amount that is multiplied by the cost of insurance rate for that rider.

As long as this rider is in effect and the benefit period has not expired, this rider guarantees that your policy will not lapse even if the policy’s Cash Surrender Value is insufficient to cover the current monthly deduction charges. Under this rider, if your total monthly deduction charges are greater than your policy’s Cash Value, we will deduct as much of the monthly deduction charges from the Cash Value as possible. We will then waive any excess amount of these charges including the charge for this and any other rider. Generally, this rider is available with a benefit period up to the Primary Insured’s age 70, 80, or 95. You can choose any one of these expiry dates as long as the benefit period is at least ten years.

In exchange for the guarantee provided by this rider, you must make certain premium payments into your policy. The premium you must pay under this rider is called the “Monthly Guaranteed Minimum Death Benefit (GMDB) premium.” If you elected this rider, you will find the GMDB premium on the Policy Data Page. The monthly GMDB premium may change if you modify your policy or any of the riders attached to your policy. Although this premium is expressed as a monthly premium, you do not need to pay it on a monthly basis. Rather, we will perform a GMDB premium test each month to determine if you have made enough cumulative premium payments to keep the rider in effect.

GMDB Premium Test (performed on each Monthly Deduction Day)

Cumulative premium payments to date	less	Cumulative partial withdrawals to date	must be at least equal to	Cumulative monthly GMDB premiums from the Policy Date to the date the test is performed

If your policy does not satisfy the GMDB premium test and your policy fails the test by an amount that is more than one monthly GMDB premium, we will notify you that your policy has failed this test. The rider will terminate unless you make a premium payment in an amount necessary to pass the GMDB premium test before the next Monthly Deduction Day. If the rider terminates, we will reinstate it if we receive the required premium payment before the Monthly Deduction Day that follows the date the rider terminated. If the rider terminates during a period when the rider benefit is in effect, your policy will enter the late period and will lapse unless the required payment is made.

Having this rider affects your ability to take policy loans in the following way:

(a)	If you take a loan during the first two Policy Years, this rider will end.

(b)

After the first two Policy Years, you can take loans within certain limits. On the day you take a loan (or when any unpaid loan interest is charged as an additional loan), the Cash Surrender Value of your policy less the new loan and the amount of any current outstanding loan balance must be greater than the

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cumulative monthly GMDB premiums required up to the time you take the loan, accumulated at an annual effective interest rate of 6.0% as of that date.

Living Benefits Rider (also known as Accelerated Benefits Rider)

Under this rider, if the Primary Insured has a life expectancy of twelve months or less (six months or less in Michigan), you can request a portion or all of the Policy Proceeds as an accelerated death benefit. You must elect this rider when you apply for your policy or after we issue your policy.

You can elect to receive an accelerated death benefit of 25%, 50%, 75%, or 100% of certain eligible proceeds from your Policy Proceeds. We will pay you an amount equal to the results of the following calculation:

Calculation Steps Step 1 Eligible Proceeds X Elected percentage
Step 2 Result of Step 1 X Interest factor (varies)
Step 3 Result of Step 1—Result of Step 2
Step 4 Result of Step 3—Update loan—Administrative Fee

Minimum accelerated benefit amount: $25,000.

Maximum accelerated benefit amount: $250,000 (total for all of your NYLIAC and affiliated companies’ policies).

If you accelerate less than 100% of the eligible proceeds, the remaining face amount of your policy after we pay this benefit must be at least $50,000. We do not permit any subsequent acceleration.

When we make a payment under this rider, we will reduce your policy’s face amount, Surrender Charge Premium, rider death benefits, monthly deductions, Cash Value, and any unpaid policy loan based on the percentage you elected. We will deduct an administrative fee of up to $150 at the time you exercise the rider.

Monthly Deduction Waiver Rider

This rider provides for the waiver of monthly deduction charges if the Primary Insured becomes totally disabled. This rider will end on the policy anniversary on which the Primary Insured is age 65. In the event of the total disability (as defined in the rider), we will waive the following deductions from Cash Value on each Monthly Deduction Day:

•	the monthly cost of insurance for the base policy;

•	the monthly cost of riders, if any; and

•	the monthly contract charge.

You must provide proof that the Primary Insured has been totally disabled for at least six consecutive months before we waive any monthly deduction charges. We will waive the monthly deduction charges as long as the total disability continues. From time to time we may require proof that the Primary Insured is still totally disabled. We will pay for any medical examination necessary in connection with such proof.

In addition, the following special rules apply:

•

If the total disability begins on or before the policy anniversary on which the Primary Insured is age 60 and continues to the policy anniversary on which the Primary Insured is age 65, we will waive the monthly deduction charges under this policy for the remainder of time that the policy is in effect. We will not require any further proof of disability.

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•

If the total disability begins after the policy anniversary on which the Primary Insured is age 60, we will waive the monthly deduction charges under this policy while the disability continues but only until the policy anniversary on which the Primary Insured is age 65.

We will not waive the monthly deduction charges for any disability that begins on or after the policy anniversary on which the Primary Insured is age 65.

There is an additional charge for this rider.

Spouse’s Paid-Up Insurance Purchase Option Rider

This rider allows a spouse who is the Beneficiary under the policy to purchase a new paid-up whole life insurance policy on his or her own life without evidence of insurability when the Primary Insured dies. This rider is included in the policy at no additional cost.

The maximum face amount of the new paid-up whole life policy is the lesser of:

•	the amount of the Policy Proceeds payable under this policy (not including any benefit payable under the Accidental Death Benefit Rider, and before any unpaid loan is deducted); or

•	$5,000,000.

If the Primary Insured’s spouse dies at the same time as the Primary Insured or within 90 days after the Primary Insured’s death and does not exercise the option under this rider, we will pay a benefit to the spouse’s estate equal to the maximum amount of insurance coverage that could have been purchased under this rider, minus the premium payment that would have been required for that insurance.

If someone other than the spouse (including a trust) is the owner and beneficiary under the policy, that person can also exercise the option and purchase a paid-up whole life policy on the life of the spouse. The owner must have an insurable interest in the life of the spouse, and the spouse must consent to the issuance of the new insurance in writing.

Term Insurance On Other Covered Insured Rider

This rider provides term insurance on one or more members of the Primary Insured’s immediate family (generally, the spouse and/or children of the Primary Insured). The Primary Insured can also be covered under this rider.

We refer to any person, including the Primary Insured, who is covered under this rider as an “Other Covered Insured” (OCI). The minimum amount of term insurance that you can apply for under this rider is $25,000.

You can convert the term insurance provided by this rider to any permanent plan of insurance we offer without any evidence of insurability. You can make a conversion on any Monthly Deduction Day prior to the policy anniversary on which the OCI is age 70, provided the policy is in effect. To exercise this rider, you must send a completed form in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus.

The term insurance under this rider will end when the Primary Insured dies. However, provided the rider is in effect and you are not the Primary Insured under the policy, you can convert the term insurance on any living OCI under age 70 to any permanent plan of insurance we offer within 31 days after the Monthly Deduction Day on or following the date of the Primary Insured’s death. The term insurance under this rider will also end if the base policy ends. In no event will this rider continue beyond the policy anniversary on which the Primary Insured is age 95.

There is an additional charge for this rider.

How Policy Proceeds Will Be Paid

While the Insured is living, you may designate how the Policy Proceeds will be paid to the beneficiary. Policy Proceeds can be paid in a lump sum or over time through the various payment options described below.

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If you do not specify how Policy Proceeds will be paid, they will be paid in a lump sum. If you elect to have Policy Proceeds paid through one of the payment options described below, the beneficiary will not be able to receive a lump sum.

Lump Sum Payment

If you specified that the Policy Proceeds be paid in a lump sum, after the death of the insured, the beneficiary can choose among the following methods of payment:

•	We will issue a single check for the amount of the Policy Proceeds; or

•	Policy Proceeds will be paid over time through one of the various payment options described below.

After we are notified of the death of the Insured, the beneficiary will receive a claim form. If no choice is made, we will issue a single check for the amount of the Policy Proceeds.

Payment Options

If you designated that the Policy Proceeds be paid to the beneficiary over time, or if the beneficiary chooses (or elects a payee) to be paid over time, Policy Proceeds will be paid according to one of the following payment options: an Interest Accumulation Option, an Interest Payment Option, or a Life Income Option. (Those receiving payments under these options—whether they are designated by you or the beneficiary—will be referred to as “payees” below.) Under the Interest Accumulation or Interest Payment Options, the payee can withdraw amounts of at least $100 at any time. We will mail a check for the amount of the proceeds to the payee. If the payee requests a withdrawal, and the balance remaining on deposit with us after the withdrawal would be less than $100, we may pay the entire remaining balance in one sum to the payee.

•	Interest Accumulation Option (Option 1 A)

Under this option, the Policy Proceeds will remain on deposit with us until the payee requests a withdrawal. Each year, the balance will earn interest at a rate we reset annually. The interest crediting rate will never be less than 3%. We will pay interest on the sum withdrawn up to the date of the withdrawal.

•	Interest Payment Option (Option 1 B)

Under this option, we will pay interest monthly, quarterly, semi-annually or annually, as directed, on amounts remaining on deposit with us. The balance will earn interest at a rate we reset annually. The interest crediting rate will never be less than 3%.

•	Life Income Option (Option 2) (Not available in Massachusetts and Montana)

Under this option, the Policy Proceeds are applied to the purchase of a single premium life annuity policy that will make equal monthly payments during the lifetime of the payee. The annuity policy is issued when the first premium payment is due. Payments under the annuity will remain level and are guaranteed for a period that you (or the beneficiary, if applicable) specify—5, 10, 15 or 20 years—even if the specified payee dies sooner.

Payments are based on an adjusted annuity premium rate in effect at the time of issue, but will never be less than the corresponding minimum amount shown in the “Option 2” of your policy. Upon request, we will send you (or the beneficiary, if applicable) a statement of the minimum amount of each monthly payment—based on the gender and adjusted age of the payee(s)—before this option is elected.

If the first annuity payment was due in 2016 or after, we will decrease the payee’s actual age to arrive at the payee’s adjusted age. Such decreases will result in lower monthly annuity payments to the payee. Adjustments to the payee’s age will be made as follows:

2012-2015	2016-2025	2026-2035	2036 and later
0	-1	-2	-3

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Electing or Changing a Payment Option

While the Insured is living, you can elect or change a payment option. You can also name or change one or more of the beneficiaries who will be payees(s) under that Option. To change your payment option, you must send a written request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus. After the Insured dies, any person who is to receive proceeds in one sum (other than an assignee) can elect an option and name payees. The person who elects an option can also name one or more successor payees to receive any amount remaining at the death of the payee. Naming these payees cancels any prior choice of successor payees. A payee who did not elect the option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payees may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.

If we agree, a payee who elects Option 1A, 1B, or 2 may later elect to have any amount we still have, or the present value of any elected payments, placed under some other option described in this section.

Payees

Only individuals who are to receive payments in their own behalf may be named as payees or successor payees, unless we agree otherwise. We may require proof of the age or the survival of a payee.

It may happen that when the last surviving payee dies, we still have an unpaid amount, or there are some payments that remain to be made. If so, we will pay the unpaid amount with interest to the date of payment, or pay the present value of the remaining payments, to that payee’s estate in one sum. The present value of the remaining payments is based on the interest rate used to compute them, and is always less than their sum.

Beneficiary

A Beneficiary is any person(s) and/or entity(ies) you name to receive the death benefit after the Insured dies. You name the Beneficiary when you apply for the policy. There may be different classes of beneficiaries, such as primary and secondary. These classes set the order of payment. There may be more than one Beneficiary in a class.

Who is named as Owner and Beneficiary may impact whether and to what extent the Life Insurance Benefit may be received on a tax-free basis. See the discussion under FEDERAL INCOME TAX CONSIDERATIONS—Life Insurance Status of Policy—IRC Section 101(j)—Impact on Employer-Owned Policies for more information.

To change a revocable beneficiary while the insured is living, you must send a written request in Good Order to us to the VPSC at one of the addresses listed on the first page of this prospectus or any such other address that we indicate to you in writing. Generally, the change will take effect as of the date the request is signed. If no Beneficiary is living when the Insured dies, unless provided otherwise, the Death Benefit is paid to the policyowner or, if deceased, the policyowner’s estate.

When We Pay Proceeds

If the policy is still in effect, NYLIAC will pay any Cash Surrender Value, loan proceeds, partial withdrawals, or the death benefit proceeds generally within seven days after we receive all of the necessary requirements in Good Order at the VPSC at one of the addresses listed on the first page of this prospectus or any such other address that we indicate to you in writing. But we can delay payment of the Cash Surrender Value or any partial withdrawal from the Separate Account, loan proceeds attributable to the Separate Account, or the death benefit during any period that:

•

It is not reasonably practicable to determine the amount because the NYSE is closed (other than customary weekend and holiday closings), trading is restricted by the SEC, or an emergency exists, or an Eligible Portfolio suspends redemptions pursuant to SEC Rules 2a-7 or 22e-3 under the 1940 Act or otherwise; or

•	The SEC, by order, permits us to delay payment in order to protect our policyowners.

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•

Federal laws designed to combat terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy. If these laws apply in a particular situation, we would not be allowed to pay any request for transfers, withdrawals, surrenders, loans, or death benefits. If a policy or account is frozen, the cash value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator.

•

If you have submitted a recent check or draft, we have the right to defer payment of any surrender, withdrawal, loan, death benefit proceeds, or payments under a settlement option until such check or draft has been honored.

We may delay paying any surrender value or loan proceeds on the Fixed Account for up to 6 months from the date the request is received by VPSC at one of the addresses listed on the first page of this prospectus or any such other address that we indicate to you in writing. We can delay payment of the entire death benefit if payment is contested. We investigate all death claims arising within the two-year contestable period. Upon receiving the information from a completed investigation, we generally make a determination within five days as to whether the claim should be authorized for payment. Payments are made promptly after authorization. If payment of a Cash Surrender Value or partial withdrawal value is delayed for 30 days or more, we add interest at an annual rate of 3%. We add interest to a death benefit from the date of death to the date of payment at the same rate as is paid under the Interest Payment Option.

Every state has unclaimed property laws, which generally declare a life insurance policy to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit may be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the insured last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designation, including addresses, if and as they change. Please contact us at (1-800-598-2019) or send a written request in Good Order to NYLIAC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing) to make such changes.

Assignment

While the Insured is living, the policy can be assigned as collateral for a loan or other obligation. For an assignment to be binding on us, we must receive a signed copy of such assignment in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus or any such other address that we indicate to you in writing. We are not responsible for the validity of any assignment.

Transfer of Ownership

The current policy owner (on non-qualified plans) has the right to transfer ownership to another party/entity. The person having the right to transfer the ownership of the policy must do so by using the Company’s approved “Transfer of Ownership” form in effect at the time of the request. When the Company records the change, it will take effect as of the date the form was signed, subject to any payment made or other action taken by the Company before recording. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who becomes the owner of an existing policy. This means the new owner will be required to provide their name, address, date of birth, and other identifying information. A transfer of ownership request also requires that the new owner(s) submit financial and suitability information as well.

Limits on Our Rights to Challenge the Policy

Except for any increases in face amount, other than one due solely to a change in the life insurance benefit option, we must bring any legal action to contest the validity of a policy within two years from its Issue Date (unless

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a state has different requirements). After that we cannot contest its validity, except for failure to pay premiums unless the Insured died within that two year period. For any increase in the face amount, other than one due solely to a change in the life insurance benefit option, we must bring legal action to contest that increase within two years from the effective date of the increase.

Misstatement of Age or Sex

If the Insured’s age or sex is misstated in the policy application, the Cash Value (except in Pennsylvania), Cash Surrender Value, and the death benefit will be adjusted to reflect the correct age and sex. The death benefit will be adjusted based on what the policy would provide according to the most recent mortality charge for the correct date of birth or correct sex.

Suicide

If the death of the Primary Insured is a result of suicide within two years (or less where required by law) from the Issue Date (or with respect to an increase in face amount, the effective date of the increase), and while the policy is in force, we pay a limited death benefit in one sum to the Beneficiary. The limited death benefit is the amount of premiums, less any Policy Debt, or amounts withdrawn. For any increases in the face amount, the limited death benefit will be the monthly deductions made for that increase. If the limited death benefit for the entire policy is payable, there will be no additional payment for the increase.

RECORDS AND REPORTS

New York Life or NYLIAC maintains all records and accounts relating to the Separate Account and the Fixed Account. Each year we will mail to you at your last known address of record a report showing the Cash Value, Cash Surrender Value, and outstanding loans (including accrued loan interest) as of the latest policy anniversary. This report contains any additional information required by any applicable law or regulation. We will also mail you a report each quarter showing this same information as of the end of the previous quarter. This quarterly statement reports transactions that you have requested or authorized. Please review it carefully.

Please review it carefully. If you believe it contains an error, we must be notified within 15 days of the date of the statement. It is important that you inform NYLIAC of an address change so that you can receive these policy statements. (Please refer to the section on “How To Reach Us for Policy Services.”) In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a correct address is obtained. In addition, no new service requests can be processed until a valid current address is provided.

Reports and promotional literature may contain the ratings New York Life and NYLIAC have received from independent rating agencies. Both companies are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody’s Investor’s Services Inc. and Standard and Poor’s. Neither New York Life nor NYLIAC, however, guarantees the investment performance of the Investment Divisions. NYLIAC’s obligations under the policy are subject to its claim-paying ability and financial strength, and are not backed or guaranteed by NYLIC.

LEGAL PROCEEDINGS

NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under federal securities law), and/or other operations. Some of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC’s financial position;

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however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC’s operating results for a given year.

FINANCIAL STATEMENTS

The statutory statements of financial position of NYLIAC as of December 31, 2019 and 2018, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2019 (including the report of the independent registered public accounting firm) and the Separate Account statement of assets and liabilities as of December 31, 2019, and the statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are included. The independent registered public accounting firm is PricewaterhouseCoopers LLP.

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NYLIAC Variable Universal Life Separate Account-I
Financial Statements

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities
As of December 31, 2019

	MainStay VP Balanced— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Conservative Allocation— Initial Class	MainStay VP Cushing® Renaissance Advantage— Initial Class	MainStay VP Eagle Small Cap Growth— Initial Class
ASSETS:
Investment at net asset value	$18,653,280	$34,315,441	$16,327,272	$1,008,572	$50,845,408
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(16,387)	16,313	536	2,450	(27,997)
Net receivable from (payable to) the Fund for shares sold or purchased	16,508	(15,969)	(400)	(2,449)	28,526

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	108	310	123	1	485
Administrative charges	13	34	13	—	44

Total net assets	$18,653,280	$34,315,441	$16,327,272	$1,008,572	$50,845,408

Total shares outstanding	1,278,779	2,355,555	1,395,799	125,867	3,821,446

Net asset value per share (NAV)	$14.59	$14.57	$11.70	$8.01	$13.31

Total units outstanding	766,253	1,364,849	788,341	104,858	2,549,711
Variable accumulation unit value (lowest to highest)	$18.10 to $25.24	$12.45 to $31.65	$15.27 to $21.56	$9.39 to $9.64	$19.45 to $20.55
Identified cost of investment	$17,999,994	$34,299,806	$16,051,448	$1,110,895	$43,446,848
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Epoch U.S. Small Cap— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Floating Rate— Initial Class
ASSETS:
Investment at net asset value	$36,396,142	$137,501,174	$—	$49,156,937	$18,051,370
Dividends due and accrued	—	—	—	—	2,315
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(4,483)	(62,709)	—	19,754	9,611
Net receivable from (payable to) the Fund for shares sold or purchased	4,776	64,134	—	(19,534)	(11,817)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	268	1,293	—	199	99
Administrative charges	25	132	—	21	10

Total net assets	$36,396,142	$137,501,174	$—	$49,156,937	$18,051,370

Total shares outstanding	3,849,119	8,529,912	—	3,643,252	2,021,159

Net asset value per share (NAV)	$9.46	$16.12	$—	$13.49	$8.93

Total units outstanding	3,638,681	4,457,110	—	2,478,931	1,070,142
Variable accumulation unit value (lowest to highest)	$9.69 to $10.24	$21.71 to $34.60	$—	$19.02 to $20.09	$13.42 to $17.53
Identified cost of investment	$35,715,332	$114,597,305	$—	$44,146,197	$18,255,398
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	MainStay VP Growth Allocation— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP Indexed Bond— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Initial Class	MainStay VP Janus Henderson Balanced— Initial Class
ASSETS:
Investment at net asset value	$83,143,358	$66,100,924	$1,785,100	$9,047,666	$151,155,812
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(10,501)	17,562	(19,330)	1,278	(34,540)
Net receivable from (payable to) the Fund for shares sold or purchased	10,794	(16,679)	19,346	(1,267)	36,182

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	267	784	14	10	1,522
Administrative charges	26	99	2	1	120

Total net assets	$83,143,358	$66,100,924	$1,785,100	$9,047,666	$151,155,812

Total shares outstanding	7,048,101	3,857,544	168,147	1,035,381	10,769,772

Net asset value per share (NAV)	$11.80	$17.14	$10.62	$8.74	$14.04

Total units outstanding	3,503,417	1,831,349	164,989	1,070,107	7,350,904
Variable accumulation unit value (lowest to highest)	$22.19 to $24.07	$18.18 to $49.25	$10.71 to $10.91	$8.15 to $8.48	$20.08 to $21.22
Identified cost of investment	$79,483,978	$58,391,265	$1,705,871	$8,749,094	$122,534,875
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	MainStay VP Large Cap Growth— Initial Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Growth— Initial Class
ASSETS:
Investment at net asset value	$83,740,762	$117,910,150	$60,227,104	$15,121,297	$214,687,543
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(66,098)	(28,663)	(20,634)	(44)	(4,420)
Net receivable from (payable to) the Fund for shares sold or purchased	66,704	30,305	21,180	202	7,993

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	564	1,475	504	142	3,168
Administrative charges	42	167	42	16	405

Total net assets	$83,740,762	$117,910,150	$60,227,104	$15,121,297	$214,687,543

Total shares outstanding	3,282,754	4,394,481	4,427,767	1,395,262	6,578,264

Net asset value per share (NAV)	$25.51	$26.83	$13.60	$10.84	$32.64

Total units outstanding	2,209,453	2,363,511	1,440,788	707,826	5,788,209
Variable accumulation unit value (lowest to highest)	$26.58 to $45.05	$32.26 to $83.12	$20.35 to $53.08	$11.42 to $26.06	$20.72 to $53.18
Identified cost of investment	$71,465,946	$92,710,354	$54,828,187	$15,678,229	$165,141,659
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Mid Cap Core— Initial Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Small Cap Core— Initial Class
ASSETS:
Investment at net asset value	$150,596,623	$52,786,987	$105,959,660	$435,766,311	$43,830,125
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	41,528	(16,730)	(25,699)	12,935	4,291
Net receivable from (payable to) the Fund for shares sold or purchased	(40,299)	17,156	26,348	(8,543)	(4,060)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,105	384	595	3,937	212
Administrative charges	124	42	54	455	19

Total net assets	$150,596,623	$52,786,987	$105,959,660	$435,766,311	$43,830,125

Total shares outstanding	15,127,375	3,256,240	7,811,619	7,062,655	4,115,172

Net asset value per share (NAV)	$9.96	$16.21	$13.56	$61.70	$10.65

Total units outstanding	3,547,862	1,646,287	2,262,425	8,851,649	3,252,000
Variable accumulation unit value (lowest to highest)	$17.43 to $56.59	$15.90 to $38.98	$41.74 to $49.75	$32.04 to $94.72	$13.23 to $13.58
Identified cost of investment	$147,185,361	$42,977,730	$103,230,607	$232,106,051	$45,890,900
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	MainStay VP MacKay Unconstrained Bond— Initial Class	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP Moderate Allocation— Initial Class	MainStay VP Moderate Growth Allocation— Initial Class	MainStay VP PIMCO Real Return— Initial Class
ASSETS:
Investment at net asset value	$21,114,246	$26,706,908	$45,282,755	$91,615,297	$10,354,479
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	2,672	(844)	1,373	9,802	9,468
Net receivable from (payable to) the Fund for shares sold or purchased	(2,620)	964	(1,067)	(9,288)	(9,420)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	47	109	273	461	44
Administrative charges	5	11	33	53	4

Total net assets	$21,114,246	$26,706,908	$45,282,755	$91,615,297	$10,354,479

Total shares outstanding	2,127,952	4,247,903	3,999,251	7,960,724	1,198,503

Net asset value per share (NAV)	$9.92	$6.29	$11.32	$11.51	$8.64

Total units outstanding	1,603,773	4,164,518	2,029,838	3,898,515	943,683
Variable accumulation unit value (lowest to highest)	$12.57 to $13.26	$6.15 to $6.50	$16.88 to $23.11	$18.49 to $24.16	$10.53 to $11.12
Identified cost of investment	$21,156,626	$33,890,308	$45,529,351	$92,629,244	$10,435,955
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	AB VPS International Value Portfolio— Class A	AB VPS Small/Mid Cap Value Portfolio— Class A	Alger Capital Appreciation Portfolio— Class I-2
ASSETS:
Investment at net asset value	$73,229,710	$36,871,670	$5	$11,337,076	$2,190,644
Dividends due and accrued	—	1,168	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(219)	(77,621)	—	5,442	—
Net receivable from (payable to) the Fund for shares sold or purchased	773	76,731	—	(5,392)	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	513	256	—	46	—
Administrative charges	41	22	—	4	—

Total net assets	$73,229,710	$36,871,670	$5	$11,337,076	$2,190,644

Total shares outstanding	5,683,135	36,867,220	—	633,003	27,068

Net asset value per share (NAV)	$12.89	$1.00	$14.37	$17.91	$80.93

Total units outstanding	3,352,841	28,735,892	—	451,939	30,792
Variable accumulation unit value (lowest to highest)	$21.13 to $22.33	$1.04 to $1.51	$11.75 to $11.75	$23.14 to $25.81	$31.64 to $75.25
Identified cost of investment	$67,354,656	$36,870,374	$5	$12,284,891	$1,995,210
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	American Century Investments® VP Inflation Protection Fund— Class II	American Century Investments® VP International Fund— Class II	American Century Investments® VP Value Fund— Class II	American Funds IS Asset Allocation Fund— Class 2	American Funds IS Blue Chip Income and Growth Fund— Class 2
ASSETS:
Investment at net asset value	$329,789	$2,760,828	$3,492,122	$2,581,229	$5,263,131
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	6,312
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	24	(6,288)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	22	22
Administrative charges	—	—	—	2	2

Total net assets	$329,789	$2,760,828	$3,492,122	$2,581,229	$5,263,131

Total shares outstanding	32,143	240,490	297,455	108,501	393,064

Net asset value per share (NAV)	$10.26	$11.48	$11.74	$23.79	$13.39

Total units outstanding	19,852	87,648	83,614	223,052	448,888
Variable accumulation unit value (lowest to highest)	$12.87 to $16.97	$31.50 to $31.50	$41.76 to $41.76	$11.50 to $11.64	$11.59 to $11.77
Identified cost of investment	$348,572	$2,414,635	$2,722,678	$2,456,392	$5,142,729
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	American Funds IS Global Small Capitalization Fund— Class 2	American Funds IS Growth Fund— Class 2	American Funds IS New World Fund®— Class 2	BlackRock® Global Allocation V.I. Fund— Class I	BlackRock® High Yield V.I. Fund— Class I
ASSETS:
Investment at net asset value	$3,403,429	$3,908,858	$15,142,575	$18,114,307	$4,344,664
Dividends due and accrued	—	—	—	—	18,283
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,709	36	2,788	4,539	1,760
Net receivable from (payable to) the Fund for shares sold or purchased	(1,699)	(14)	(2,743)	(4,477)	(20,026)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	9	21	41	56	16
Administrative charges	1	1	4	6	1

Total net assets	$3,403,429	$3,908,858	$15,142,575	$18,114,307	$4,344,664

Total shares outstanding	130,801	48,515	591,738	1,058,079	582,286

Net asset value per share (NAV)	$26.02	$80.57	$25.59	$17.12	$7.43

Total units outstanding	243,072	294,077	1,122,103	1,646,928	335,619
Variable accumulation unit value (lowest to highest)	$13.62 to $14.08	$13.15 to $13.35	$13.05 to $13.58	$10.90 to $11.03	$12.55 to $13.06
Identified cost of investment	$3,117,054	$3,687,577	$13,160,035	$17,944,188	$4,231,013
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class I	Columbia Variable Portfolio— Commodity Strategy Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1
ASSETS:
Investment at net asset value	$36,398,971	$2,963,104	$1,806,886	$698,885	$2,428,631
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(66,729)	—	3,054	2,786	4,460
Net receivable from (payable to) the Fund for shares sold or purchased	66,914	—	(3,049)	(2,783)	(4,452)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	171	—	4	3	7
Administrative charges	14	—	1	—	1

Total net assets	$36,398,971	$2,963,104	$1,806,886	$698,885	$2,428,631

Total shares outstanding	1,440,973	70,922	38,625	125,925	252,456

Net asset value per share (NAV)	$25.26	$41.78	$46.78	$5.55	$9.62

Total units outstanding	791,333	94,025	126,858	86,455	197,176
Variable accumulation unit value (lowest to highest)	$35.40 to $52.06	$31.51 to $31.51	$14.02 to $14.28	$7.88 to $8.14	$11.99 to $12.39
Identified cost of investment	$28,296,523	$2,605,493	$1,692,182	$713,412	$2,418,589
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Diversified Income Series— Standard Class	Delaware VIP® Emerging Markets Series— Standard Class	Delaware VIP® International Value Equity Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class
ASSETS:
Investment at net asset value	$21,303	$63,027	$5,260,554	$1,554	$12,445,585
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	2,560	—	2,653
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(2,541)	—	(2,603)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	17	—	45
Administrative charges	—	—	2	—	5

Total net assets	$21,303	$63,027	$5,260,554	$1,554	$12,445,585

Total shares outstanding	1,370	5,885	216,751	126	324,950

Net asset value per share (NAV)	$15.55	$10.71	$24.27	$12.31	$38.30

Total units outstanding	1,088	4,563	340,323	118	577,654
Variable accumulation unit value (lowest to highest)	$19.57 to $19.57	$13.81 to $13.81	$13.36 to $15.66	$13.13 to $13.13	$20.68 to $22.24
Identified cost of investment	$23,485	$60,933	$4,596,014	$1,376	$12,184,569
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	Delaware VIP® Value Series— Standard Class	DFA VA Global Bond Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio	DFA VA Short-Term Fixed Portfolio
ASSETS:
Investment at net asset value	$97,612	$11,843	$52,719	$71,129	$47,759
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—
Administrative charges	—	—	—	—	—

Total net assets	$97,612	$11,843	$52,719	$71,129	$47,759

Total shares outstanding	3,140	1,130	4,211	5,802	4,682

Net asset value per share (NAV)	$31.09	$10.48	$12.52	$12.26	$10.20

Total units outstanding	3,518	1,005	2,885	4,723	4,457
Variable accumulation unit value (lowest to highest)	$27.74 to $27.74	$11.79 to $11.79	$18.27 to $18.27	$15.06 to $15.06	$10.72 to $10.72
Identified cost of investment	$89,132	$11,769	$50,243	$67,764	$47,846
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	DWS Alternative Asset Allocation VIP— Class A	DWS Small Cap Index VIP— Class A	DWS Small Mid Cap Value VIP— Class A
ASSETS:
Investment at net asset value	$225,097	$92,884	$5,214,965	$1,108,639	$5,356,675
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	8,349	4,174	4,791
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(8,336)	(4,170)	(4,759)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	12	4	28
Administrative charges	—	—	1	—	4

Total net assets	$225,097	$92,884	$5,214,965	$1,108,639	$5,356,675

Total shares outstanding	8,200	5,166	390,634	65,329	391,284

Net asset value per share (NAV)	$27.45	$17.98	$13.35	$16.97	$13.69

Total units outstanding	8,894	4,170	460,753	98,947	252,530
Variable accumulation unit value (lowest to highest)	$25.31 to $25.31	$22.27 to $22.27	$11.07 to $11.36	$10.85 to $22.57	$20.05 to $21.74
Identified cost of investment	$198,174	$99,517	$5,049,821	$1,081,240	$5,891,077
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$275,094,547	$1,239,902	$82,783,562	$2,603,643	$5,055,701
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(32,714)	7,142	32,029	270	—
Net receivable from (payable to) the Fund for shares sold or purchased	35,152	(7,138)	(31,250)	(242)	26

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,211	4	702	26	24
Administrative charges	227	—	77	2	2

Total net assets	$275,094,547	$1,239,902	$82,783,562	$2,603,643	$5,055,701

Total shares outstanding	7,400,983	97,784	3,482,691	185,842	330,870

Net asset value per share (NAV)	$37.17	$12.68	$23.77	$14.01	$15.28

Total units outstanding	5,052,115	115,228	2,245,760	167,898	293,687
Variable accumulation unit value (lowest to highest)	$25.69 to $74.76	$10.66 to $10.79	$23.19 to $45.82	$15.19 to $15.92	$16.64 to $17.43
Identified cost of investment	$214,740,087	$1,095,856	$73,170,767	$2,414,973	$4,640,753
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Health Care Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class
ASSETS:
Investment at net asset value	$4,289,683	$16,763,259	$8,701,155	$728,613	$27,085,751
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	27,753	—	655	—
Net receivable from (payable to) the Fund for shares sold or purchased	21	(27,682)	—	(650)	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	19	64	—	4	—
Administrative charges	2	7	—	1	—

Total net assets	$4,289,683	$16,763,259	$8,701,155	$728,613	$27,085,751

Total shares outstanding	185,861	343,088	110,016	21,867	84,550

Net asset value per share (NAV)	$23.08	$48.86	$79.09	$33.32	$320.35

Total units outstanding	236,804	657,610	225,405	59,404	698,911
Variable accumulation unit value (lowest to highest)	$17.51 to $18.34	$24.72 to $25.72	$38.60 to $38.60	$12.23 to $12.28	$29.03 to $38.88
Identified cost of investment	$3,818,854	$14,299,130	$5,268,834	$644,651	$14,973,351
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class	Invesco V.I. American Value Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares
ASSETS:
Investment at net asset value	$1,245,217	$14,303,552	$6,770,725	$4,022,175	$33,613
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(8,654)	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	8,687	—	16	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	30	—	14	—
Administrative charges	—	3	—	2	—

Total net assets	$1,245,217	$14,303,552	$6,770,725	$4,022,175	$33,613

Total shares outstanding	94,549	434,099	292,725	252,649	1,845

Net asset value per share (NAV)	$13.17	$32.95	$23.13	$15.92	$18.22

Total units outstanding	62,681	642,678	238,041	205,755	1,844
Variable accumulation unit value (lowest to highest)	$14.04 to $20.99	$17.62 to $56.88	$16.11 to $28.47	$18.75 to $20.65	$18.23 to $18.23
Identified cost of investment	$1,218,338	$14,448,435	$5,103,045	$4,205,751	$33,077
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	Invesco V.I. International Growth Fund— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares	LVIP Baron Growth Opportunities Fund— Service Class
ASSETS:
Investment at net asset value	$22,480,403	$10,081,763	$15,561	$102,782,464	$19,973
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	4,881	6,712	—	(4,527)	—
Net receivable from (payable to) the Fund for shares sold or purchased	(4,816)	(6,688)	—	5,890	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	59	22	—	1,250	—
Administrative charges	6	2	—	113	—

Total net assets	$22,480,403	$10,081,763	$15,561	$102,782,464	$19,973

Total shares outstanding	575,535	117,971	351	1,816,265	332

Net asset value per share (NAV)	$39.06	$85.46	$44.38	$56.59	$60.14

Total units outstanding	1,411,122	605,564	470	3,763,567	699
Variable accumulation unit value (lowest to highest)	$14.49 to $16.58	$13.58 to $69.48	$33.13 to $33.13	$21.29 to $37.83	$28.55 to $28.55
Identified cost of investment	$20,525,043	$8,913,063	$12,594	$57,171,990	$15,107
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	LVIP SSgA International Index Fund— Standard Class	LVIP SSgA Mid-Cap Index Fund— Standard Class	MFS® International Intrinsic Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® New Discovery Series— Initial Class
ASSETS:
Investment at net asset value	$2,477,397	$1,980,317	$17,860,617	$10,529,001	$11,788,144
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,013	—	8,051	4,037	—
Net receivable from (payable to) the Fund for shares sold or purchased	(996)	3	(7,968)	(4,011)	28

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	15	3	75	23	26
Administrative charges	2	—	8	3	2

Total net assets	$2,477,397	$1,980,317	$17,860,617	$10,529,001	$11,788,144

Total shares outstanding	251,725	165,026	596,547	316,471	581,269

Net asset value per share (NAV)	$9.84	$12.00	$29.94	$33.27	$20.28

Total units outstanding	237,944	176,485	819,115	574,465	386,165
Variable accumulation unit value (lowest to highest)	$10.34 to $10.46	$11.11 to $11.24	$20.96 to $23.34	$17.63 to $38.57	$24.53 to $49.98
Identified cost of investment	$2,360,646	$1,982,256	$15,292,451	$9,120,518	$10,939,406
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	MFS® Research Series— Initial Class	MFS® Total Return Bond Series— Initial Class	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I
ASSETS:
Investment at net asset value	$3,942,577	$65,417	$14,152	$407,657	$23,745,765
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	13,065	—	—	—	(8,679)
Net receivable from (payable to) the Fund for shares sold or purchased	(13,047)	—	—	—	8,767

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	16	—	—	—	80
Administrative charges	2	—	—	—	8

Total net assets	$3,942,577	$65,417	$14,152	$407,657	$23,745,765

Total shares outstanding	133,692	4,853	676	53,080	1,082,798

Net asset value per share (NAV)	$29.49	$13.48	$20.95	$7.68	$21.93

Total units outstanding	153,463	4,598	550	13,902	1,217,394
Variable accumulation unit value (lowest to highest)	$24.61 to $35.28	$14.23 to $14.23	$25.74 to $25.74	$29.32 to $29.32	$17.26 to $45.59
Identified cost of investment	$3,769,661	$65,017	$13,074	$426,504	$21,556,000
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class	PIMCO VIT Low Duration Portfolio— Institutional Class
ASSETS:
Investment at net asset value	$15,136,781	$138,456	$9,096,445	$618,001	$1,536,471
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(10,108)	—	(5,117)	—	302
Net receivable from (payable to) the Fund for shares sold or purchased	10,150	—	5,149	—	(297)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	38	—	29	—	5
Administrative charges	4	—	3	—	—

Total net assets	$15,136,781	$138,456	$9,096,445	$618,001	$1,536,471

Total shares outstanding	508,628	12,199	803,573	60,588	150,634

Net asset value per share (NAV)	$29.76	$11.35	$11.32	$10.20	$10.20

Total units outstanding	638,652	7,818	705,102	44,746	144,143
Variable accumulation unit value (lowest to highest)	$21.60 to $49.43	$17.73 to $17.73	$12.49 to $13.00	$13.81 to $13.81	$10.44 to $10.71
Identified cost of investment	$12,940,665	$144,639	$8,849,121	$627,057	$1,532,339
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	PIMCO VIT Total Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Institutional Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio
ASSETS:
Investment at net asset value	$1,721,901	$12,933,777	$103,049	$30,093	$221,822
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	9,708	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(9,636)	—	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	65	—	—	—
Administrative charges	—	7	—	—	—

Total net assets	$1,721,901	$12,933,777	$103,049	$30,093	$221,822

Total shares outstanding	156,252	1,173,664	2,644	1,927	45,549

Net asset value per share (NAV)	$11.02	$11.02	$38.98	$15.62	$4.87

Total units outstanding	90,550	1,086,969	2,973	1,840	15,552
Variable accumulation unit value (lowest to highest)	$13.60 to $19.63	$11.57 to $12.04	$34.66 to $34.66	$16.36 to $16.36	$11.39 to $15.34
Identified cost of investment	$1,719,860	$12,656,677	$62,753	$29,477	$222,061
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2019

	T. Rowe Price New America Growth Portfolio	The Merger Fund VL	Victory VIF Diversified Stock Fund— Class A Shares
ASSETS:
Investment at net asset value	$8,662	$33,952	$3,713
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—
Administrative charges	—	—	—

Total net assets	$8,662	$33,952	$3,713

Total shares outstanding	268	2,978	301

Net asset value per share (NAV)	$32.28	$11.40	$12.32

Total units outstanding	270	2,669	172
Variable accumulation unit value (lowest to highest)	$32.04 to $32.04	$12.72 to $12.72	$21.64 to $21.64
Identified cost of investment	$7,424	$33,871	$3,857
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations
For the year ended December 31, 2019

	MainStay VP Balanced— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Conservative Allocation— Initial Class	MainStay VP Cushing® Renaissance Advantage— Initial Class	MainStay VP Eagle Small Cap Growth— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$348,308	$918,870	$408,174	$—	$—
Mortality and expense risk charges	(38,079)	(110,710)	(43,970)	(568)	(173,529)
Administrative charges	(4,518)	(12,222)	(4,400)	(37)	(15,853)

Net investment income (loss)	305,711	795,938	359,804	(605)	(189,382)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,795,584	2,696,223	3,469,016	348,217	4,869,753
Cost of investments sold	(1,322,963)	(2,788,674)	(3,382,302)	(418,882)	(3,543,110)

Net realized gain (loss) on investments	472,621	(92,451)	86,714	(70,665)	1,326,643
Realized gain distribution received	636,445	—	378,950	—	6,069,447
Change in unrealized appreciation (depreciation) on investments	1,211,549	2,068,751	1,203,895	106,592	3,502,592

Net gain (loss) on investments	2,320,615	1,976,300	1,669,559	35,927	10,898,682

Net increase (decrease) in net assets resulting from operations	$2,626,326	$2,772,238	$2,029,363	$35,322	$10,709,300
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Epoch U.S. Small Cap— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Floating Rate— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$491,124	$4,185,582	$221,988	$1,166,612	$877,117
Mortality and expense risk charges	(92,898)	(454,319)	(17,306)	(70,551)	(36,585)
Administrative charges	(8,783)	(46,534)	(1,295)	(7,359)	(3,865)

Net investment income (loss)	389,443	3,684,729	203,387	1,088,702	836,667

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,987,717	12,046,896	28,346,199	4,186,891	2,676,951
Cost of investments sold	(3,414,749)	(7,522,097)	(30,817,432)	(3,542,772)	(2,804,060)

Net realized gain (loss) on investments	(427,032)	4,524,799	(2,471,233)	644,119	(127,109)
Realized gain distribution received	—	5,424,908	3,119,639	1,883,335	—
Change in unrealized appreciation (depreciation) on investments	6,225,943	13,976,692	3,291,727	5,787,307	667,152

Net gain (loss) on investments	5,798,911	23,926,399	3,940,133	8,314,761	540,043

Net increase (decrease) in net assets resulting from operations	$6,188,354	$27,611,128	$4,143,520	$9,403,463	$1,376,710
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	MainStay VP Growth Allocation— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP Indexed Bond— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Initial Class	MainStay VP Janus Henderson Balanced— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,273,514	$3,009,957	$—	$168,490	$2,559,751
Mortality and expense risk charges	(95,755)	(272,286)	(4,045)	(4,287)	(531,000)
Administrative charges	(9,342)	(34,262)	(565)	(426)	(41,856)

Net investment income (loss)	2,168,417	2,703,409	(4,610)	163,777	1,986,895

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,103,481	4,101,080	313,663	439,325	12,571,520
Cost of investments sold	(4,131,608)	(3,507,441)	(298,667)	(430,039)	(9,279,435)

Net realized gain (loss) on investments	971,873	593,639	14,996	9,286	3,292,085
Realized gain distribution received	5,137,331	—	—	—	7,789,131
Change in unrealized appreciation (depreciation) on investments	7,994,218	6,620,187	80,733	488,604	15,614,602

Net gain (loss) on investments	14,103,422	7,213,826	95,729	497,890	26,695,818

Net increase (decrease) in net assets resulting from operations	$16,271,839	$9,917,235	$91,119	$661,667	$28,682,713
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	MainStay VP Large Cap Growth— Initial Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Growth— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$1,639,125	$820,610	$303,139	$1,117,962
Mortality and expense risk charges	(190,499)	(509,630)	(172,776)	(52,615)	(1,082,794)
Administrative charges	(13,925)	(57,971)	(14,066)	(5,839)	(138,394)

Net investment income (loss)	(204,424)	1,071,524	633,768	244,685	(103,226)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,731,264	9,636,375	4,346,469	1,618,890	15,933,595
Cost of investments sold	(3,857,075)	(7,506,120)	(2,613,134)	(1,764,636)	(10,711,083)

Net realized gain (loss) on investments	2,874,189	2,130,255	1,733,335	(145,746)	5,222,512
Realized gain distribution received	8,993,176	15,389,237	4,853,475	—	17,382,966
Change in unrealized appreciation (depreciation) on investments	9,418,095	6,288,582	3,632,648	644,881	28,008,989

Net gain (loss) on investments	21,285,460	23,808,074	10,219,458	499,135	50,614,467

Net increase (decrease) in net assets resulting from operations	$21,081,036	$24,879,598	$10,853,226	$743,820	$50,511,241
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Mid Cap Core— Initial Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Small Cap Core— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$8,263,878	$207,962	$1,148,449	$6,969,885	$78,508
Mortality and expense risk charges	(398,188)	(132,795)	(212,292)	(1,335,737)	(58,131)
Administrative charges	(44,340)	(14,544)	(19,412)	(153,966)	(5,202)

Net investment income (loss)	7,821,350	60,623	916,745	5,480,182	15,175

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	8,541,805	4,603,386	6,327,794	24,448,009	3,024,979
Cost of investments sold	(6,941,106)	(3,055,930)	(4,377,346)	(10,100,692)	(3,056,537)

Net realized gain (loss) on investments	1,600,699	1,547,456	1,950,448	14,347,317	(31,558)
Realized gain distribution received	—	6,156,811	6,340,153	2,080,120	3,101,852
Change in unrealized appreciation (depreciation) on investments	7,959,649	2,936,554	10,748,650	82,359,689	96,095

Net gain (loss) on investments	9,560,348	10,640,821	19,039,251	98,787,126	3,166,389

Net increase (decrease) in net assets resulting from operations	$17,381,698	$10,701,444	$19,955,996	$104,267,308	$3,181,564
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	MainStay VP MacKay Unconstrained Bond— Initial Class	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP Moderate Allocation— Initial Class	MainStay VP Moderate Growth Allocation— Initial Class	MainStay VP PIMCO Real Return— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$717,047	$196,303	$1,344,700	$2,863,790	$311,845
Mortality and expense risk charges	(17,897)	(39,050)	(99,623)	(164,756)	(15,358)
Administrative charges	(1,906)	(4,007)	(11,730)	(18,906)	(1,486)

Net investment income (loss)	697,244	153,246	1,233,347	2,680,128	295,001

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,387,912	2,642,972	7,859,416	8,538,185	1,048,006
Cost of investments sold	(1,464,737)	(4,497,060)	(8,000,755)	(6,931,095)	(1,244,619)

Net realized gain (loss) on investments	(76,825)	(1,854,088)	(141,339)	1,607,090	(196,613)
Realized gain distribution received	—	—	1,796,012	6,152,212	—
Change in unrealized appreciation (depreciation) on investments	706,425	5,533,456	4,420,127	6,269,760	707,034

Net gain (loss) on investments	629,600	3,679,368	6,074,800	14,029,062	510,421

Net increase (decrease) in net assets resulting from operations	$1,326,844	$3,832,614	$7,308,147	$16,709,190	$805,422
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	AB VPS International Value Portfolio— Class A	AB VPS Small/Mid Cap Value Portfolio— Class A	Alger Capital Appreciation Portfolio— Class I-2
INVESTMENT INCOME (LOSS):
Dividend income	$1,630,591	$743,746	$—	$62,944	$—
Mortality and expense risk charges	(179,340)	(97,595)	—	(16,449)	—
Administrative charges	(14,716)	(8,123)	—	(1,404)	—

Net investment income (loss)	1,436,535	638,028	—	45,091	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,253,831	23,543,067	—	710,501	51,747
Cost of investments sold	(5,748,657)	(23,543,410)	—	(799,595)	(39,392)

Net realized gain (loss) on investments	1,505,174	(343)	—	(89,094)	12,355
Realized gain distribution received	5,513,992	—	—	1,174,502	237,780
Change in unrealized appreciation (depreciation) on investments	7,437,870	824	1	740,983	297,882

Net gain (loss) on investments	14,457,036	481	1	1,826,391	548,017

Net increase (decrease) in net assets resulting from operations	$15,893,571	$638,509	$1	$1,871,482	$548,017
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	American Century Investments® VP Inflation Protection Fund— Class II	American Century Investments® VP International Fund— Class II	American Century Investments® VP Value Fund— Class II	American Funds IS Asset Allocation Fund— Class 2	American Funds IS Blue Chip Income and Growth Fund— Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$7,474	$20,910	$68,268	$43,716	$102,173
Mortality and expense risk charges	—	—	—	(5,101)	(8,009)
Administrative charges	—	—	—	(519)	(681)

Net investment income (loss)	7,474	20,910	68,268	38,096	93,483

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,330	495,638	543,011	555,127	1,345,223
Cost of investments sold	(8,029)	(375,884)	(250,495)	(545,570)	(1,545,652)

Net realized gain (loss) on investments	(699)	119,754	292,516	9,557	(200,429)
Realized gain distribution received	—	151,424	202,215	91,891	396,089
Change in unrealized appreciation (depreciation) on investments	20,398	382,533	277,850	161,112	546,943

Net gain (loss) on investments	19,699	653,711	772,581	262,560	742,603

Net increase (decrease) in net assets resulting from operations	$27,173	$674,621	$840,849	$300,656	$836,086

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	American Funds IS Global Small Capitalization Fund— Class 2	American Funds IS Growth Fund— Class 2	American Funds IS New World Fund®— Class 2	BlackRock® Global Allocation V.I. Fund— Class I	BlackRock® High Yield V.I. Fund— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$4,272	$25,749	$131,492	$222,701	$185,054
Mortality and expense risk charges	(2,615)	(5,946)	(13,861)	(21,422)	(4,865)
Administrative charges	(298)	(482)	(1,528)	(2,212)	(476)

Net investment income (loss)	1,359	19,321	116,103	199,067	179,713

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	253,097	441,019	971,101	2,984,825	663,039
Cost of investments sold	(224,783)	(468,808)	(830,958)	(3,088,945)	(649,073)

Net realized gain (loss) on investments	28,314	(27,789)	140,143	(104,120)	13,966
Realized gain distribution received	108,951	327,371	492,865	594,112	—
Change in unrealized appreciation (depreciation) on investments	427,970	382,749	2,490,726	2,204,345	275,100

Net gain (loss) on investments	565,235	682,331	3,123,734	2,694,337	289,066

Net increase (decrease) in net assets resulting from operations	$566,594	$701,652	$3,239,837	$2,893,404	$468,779
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class I	Columbia Variable Portfolio— Commodity Strategy Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$22,702	$8,611	$99,054
Mortality and expense risk charges	(60,524)	—	(1,295)	(842)	(2,472)
Administrative charges	(4,853)	—	(159)	(82)	(267)

Net investment income (loss)	(65,377)	—	21,248	7,687	96,315

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,227,469	139,138	162,408	213,347	203,467
Cost of investments sold	(1,789,367)	(87,878)	(149,493)	(244,866)	(212,195)

Net realized gain (loss) on investments	1,438,102	51,260	12,915	(31,519)	(8,728)
Realized gain distribution received	3,890,537	495,178	95,334	—	—
Change in unrealized appreciation (depreciation) on investments	2,303,013	(4,636)	186,988	70,408	104,447

Net gain (loss) on investments	7,631,652	541,802	295,237	38,889	95,719

Net increase (decrease) in net assets resulting from operations	$7,566,275	$541,802	$316,485	$46,576	$192,034
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Diversified Income Series— Standard Class	Delaware VIP® Emerging Markets Series— Standard Class	Delaware VIP® International Value Equity Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$50	$2,540	$33,661	$32	$114,492
Mortality and expense risk charges	—	—	(5,930)	—	(15,361)
Administrative charges	—	—	(629)	—	(1,600)

Net investment income (loss)	50	2,540	27,102	32	97,531

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,234	32,503	578,715	42	724,804
Cost of investments sold	(2,300)	(33,481)	(539,851)	(39)	(818,715)

Net realized gain (loss) on investments	(66)	(978)	38,864	3	(93,911)
Realized gain distribution received	1,618	—	104,240	25	855,100
Change in unrealized appreciation (depreciation) on investments	1,925	5,424	813,286	188	1,764,627

Net gain (loss) on investments	3,477	4,446	956,390	216	2,525,816

Net increase (decrease) in net assets resulting from operations	$3,527	$6,986	$983,492	$248	$2,623,347
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	Delaware VIP® Value Series— Standard Class	DFA VA Global Bond Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio	DFA VA Short-Term Fixed Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$1,567	$301	$1,336	$2,391	$1,074
Mortality and expense risk charges	—	—	—	—	—
Administrative charges	—	—	—	—	—

Net investment income (loss)	1,567	301	1,336	2,391	1,074

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,144	40,043	3,415	7,281	1,190
Cost of investments sold	(5,414)	(39,931)	(3,473)	(7,431)	(1,181)

Net realized gain (loss) on investments	1,730	112	(58)	(150)	9
Realized gain distribution received	6,198	—	593	—	—
Change in unrealized appreciation (depreciation) on investments	7,177	574	8,228	7,652	59

Net gain (loss) on investments	15,105	686	8,763	7,502	68

Net increase (decrease) in net assets resulting from operations	$16,672	$987	$10,099	$9,893	$1,142
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	DWS Alternative Asset Allocation VIP— Class A	DWS Small Cap Index VIP— Class A	DWS Small Mid Cap Value VIP— Class A
INVESTMENT INCOME (LOSS):
Dividend income	$4,510	$1,283	$132,221	$11,513	$35,662
Mortality and expense risk charges	—	—	(3,695)	(995)	(9,578)
Administrative charges	—	—	(422)	(114)	(1,217)

Net investment income (loss)	4,510	1,283	128,104	10,404	24,867

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	13,310	2,227	274,654	689,712	401,232
Cost of investments sold	(11,168)	(2,495)	(277,575)	(763,769)	(480,873)

Net realized gain (loss) on investments	2,142	(268)	(2,921)	(74,057)	(79,641)
Realized gain distribution received	2,289	2,255	—	94,785	354,106
Change in unrealized appreciation (depreciation) on investments	36,810	13,630	364,628	80,808	636,681

Net gain (loss) on investments	41,241	15,617	361,707	101,536	911,146

Net increase (decrease) in net assets resulting from operations	$45,751	$16,900	$489,811	$111,940	$936,013
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,173,992	$17,084	$1,542,531	$50,508	$92,663
Mortality and expense risk charges	(758,441)	(1,159)	(240,067)	(8,944)	(6,775)
Administrative charges	(78,083)	(123)	(26,473)	(771)	(635)

Net investment income (loss)	337,468	15,802	1,275,991	40,793	85,253

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	19,214,757	119,742	5,784,996	217,001	233,008
Cost of investments sold	(15,461,036)	(112,574)	(4,676,083)	(197,963)	(208,960)

Net realized gain (loss) on investments	3,753,721	7,168	1,108,913	19,038	24,048
Realized gain distribution received	28,356,531	—	4,690,683	120,547	106,376
Change in unrealized appreciation (depreciation) on investments	35,261,236	163,577	10,705,690	230,544	541,209

Net gain (loss) on investments	67,371,488	170,745	16,505,286	370,129	671,633

Net increase (decrease) in net assets resulting from operations	$67,708,956	$186,547	$17,781,277	$410,922	$756,886
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Health Care Portfolio— Initial Class (a)	Fidelity® VIP Index 500 Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$70,598	$22,783	$22,332	$1,244	$489,183
Mortality and expense risk charges	(5,205)	(18,555)	—	(559)	—
Administrative charges	(569)	(1,824)	—	(93)	—

Net investment income (loss)	64,824	2,404	22,332	592	489,183

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	414,872	2,637,780	951,835	148,877	1,841,931
Cost of investments sold	(379,133)	(1,814,973)	(511,225)	(146,704)	(579,366)

Net realized gain (loss) on investments	35,739	822,807	440,610	2,173	1,262,565
Realized gain distribution received	119,879	732,802	503,318	61	365,935
Change in unrealized appreciation (depreciation) on investments	659,625	2,023,059	1,475,507	83,962	4,518,742

Net gain (loss) on investments	815,243	3,578,668	2,419,435	86,196	6,147,242

Net increase (decrease) in net assets resulting from operations	$880,067	$3,581,072	$2,441,767	$86,788	$6,636,425
(a) For the period May 1, 2019 (commencement of Investment Division) through December 31, 2019.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class	Invesco V.I. American Value Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares
INVESTMENT INCOME (LOSS):
Dividend income	$33,644	$122,057	$108,541	$26,219	$1,472
Mortality and expense risk charges	—	(10,609)	—	(4,666)	—
Administrative charges	—	(1,089)	—	(503)	—

Net investment income (loss)	33,644	110,359	108,541	21,050	1,472

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	157,694	3,142,440	1,052,765	332,702	78,770
Cost of investments sold	(154,847)	(3,188,228)	(605,399)	(433,290)	(75,097)

Net realized gain (loss) on investments	2,847	(45,788)	447,366	(100,588)	3,673
Realized gain distribution received	—	1,578,990	236,966	275,033	38
Change in unrealized appreciation (depreciation) on investments	78,665	1,326,277	763,804	584,986	2,524

Net gain (loss) on investments	81,512	2,859,479	1,448,136	759,431	6,235

Net increase (decrease) in net assets resulting from operations	$115,156	$2,969,838	$1,556,677	$780,481	$7,707
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	Invesco V.I. International Growth Fund— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares	LVIP Baron Growth Opportunities Fund— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$344,369	$15,341	$28	$959,744	$—
Mortality and expense risk charges	(21,588)	(6,176)	—	(428,736)	—
Administrative charges	(2,155)	(505)	—	(38,793)	—

Net investment income (loss)	320,626	8,660	28	492,215	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,627,401	841,577	5,973	8,192,410	2,598
Cost of investments sold	(2,087,361)	(775,483)	(5,018)	(3,649,163)	(1,858)

Net realized gain (loss) on investments	540,040	66,094	955	4,543,247	740
Realized gain distribution received	1,391,141	374,452	1,480	5,773,503	521
Change in unrealized appreciation (depreciation) on investments	2,971,932	1,329,354	3,233	12,823,952	4,076

Net gain (loss) on investments	4,903,113	1,769,900	5,668	23,140,702	5,337

Net increase (decrease) in net assets resulting from operations	$5,223,739	$1,778,560	$5,696	$23,632,917	$5,337
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	LVIP SSgA International Index Fund— Standard Class	LVIP SSgA Mid-Cap Index Fund— Standard Class	MFS® International Intrinsic Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® New Discovery Series— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$47,527	$31,661	$333,406	$63,379	$—
Mortality and expense risk charges	(4,312)	(576)	(26,869)	(7,899)	(8,361)
Administrative charges	(624)	(66)	(2,641)	(995)	(575)

Net investment income (loss)	42,591	31,019	303,896	54,485	(8,936)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	40,901	1,012,586	2,891,905	480,285	994,788
Cost of investments sold	(42,035)	(1,025,722)	(2,320,204)	(431,436)	(827,258)

Net realized gain (loss) on investments	(1,134)	(13,136)	571,701	48,849	167,530
Realized gain distribution received	—	185,232	547,110	538,827	1,728,676
Change in unrealized appreciation (depreciation) on investments	185,017	40,244	2,446,733	1,693,459	1,227,090

Net gain (loss) on investments	183,883	212,340	3,565,544	2,281,135	3,123,296

Net increase (decrease) in net assets resulting from operations	$226,474	$243,359	$3,869,440	$2,335,620	$3,114,360
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	MFS® Research Series— Initial Class	MFS® Total Return Bond Series— Initial Class	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$25,991	$1,904	$270	$23,725	$433,538
Mortality and expense risk charges	(5,051)	—	—	—	(29,997)
Administrative charges	(571)	—	—	—	(2,983)

Net investment income (loss)	20,369	1,904	270	23,725	400,558

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	221,041	829	458	72,131	2,257,634
Cost of investments sold	(211,569)	(817)	(452)	(88,561)	(1,751,518)

Net realized gain (loss) on investments	9,472	12	6	(16,430)	506,116
Realized gain distribution received	339,142	—	569	—	861,759
Change in unrealized appreciation (depreciation) on investments	461,430	1,421	2,214	51,140	2,058,909

Net gain (loss) on investments	810,044	1,433	2,789	34,710	3,426,784

Net increase (decrease) in net assets resulting from operations	$830,413	$3,337	$3,059	$58,435	$3,827,342
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class	PIMCO VIT Low Duration Portfolio— Institutional Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$3,574	$159,924	$16,974	$43,514
Mortality and expense risk charges	(13,914)	—	(10,678)	—	(1,763)
Administrative charges	(1,480)	—	(1,290)	—	(173)

Net investment income (loss)	(15,394)	3,574	147,956	16,974	41,578

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,401,883	19,503	610,460	11,399	941,332
Cost of investments sold	(2,045,146)	(20,727)	(594,941)	(11,762)	(946,448)

Net realized gain (loss) on investments	356,737	(1,224)	15,519	(363)	(5,116)
Realized gain distribution received	998,284	—	56,267	—	—
Change in unrealized appreciation (depreciation) on investments	2,512,975	6,312	326,044	7,563	21,339

Net gain (loss) on investments	3,867,996	5,088	397,830	7,200	16,223

Net increase (decrease) in net assets resulting from operations	$3,852,602	$8,662	$545,786	$24,174	$57,801
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	PIMCO VIT Total Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Institutional Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$51,260	$357,468	$—	$708	$8,654
Mortality and expense risk charges	—	(21,074)	—	—	—
Administrative charges	—	(2,293)	—	—	—

Net investment income (loss)	51,260	334,101	—	708	8,654

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	93,512	704,453	2,536	2,491	153,549
Cost of investments sold	(97,812)	(692,512)	(1,280)	(2,354)	(155,701)

Net realized gain (loss) on investments	(4,300)	11,941	1,256	137	(2,152)
Realized gain distribution received	—	—	2,579	1,262	—
Change in unrealized appreciation (depreciation) on investments	88,707	520,641	19,471	4,684	8,562

Net gain (loss) on investments	84,407	532,582	23,306	6,083	6,410

Net increase (decrease) in net assets resulting from operations	$135,667	$866,683	$23,306	$6,791	$15,064
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2019

	T. Rowe Price New America Growth Portfolio	The Merger Fund VL	Victory VIF Diversified Stock Fund— Class A Shares
INVESTMENT INCOME (LOSS):
Dividend income	$33	$343	$17
Mortality and expense risk charges	—	—	—
Administrative charges	—	—	—

Net investment income (loss)	33	343	17

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	751	62,203	—
Cost of investments sold	(595)	(58,894)	—

Net realized gain (loss) on investments	156	3,309	—
Realized gain distribution received	565	1,516	206
Change in unrealized appreciation (depreciation) on investments	1,433	(1,684)	551

Net gain (loss) on investments	2,154	3,141	757

Net increase (decrease) in net assets resulting from operations	$2,187	$3,484	$774
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP Balanced— Initial Class		MainStay VP Bond— Initial Class		MainStay VP Conservative Allocation— Initial Class
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$305,711	$235,506	$795,938	$788,853	$359,804	$334,972
Net realized gain (loss) on investments	472,621	625,234	(92,451)	(190,636)	86,714	(80,354)
Realized gain distribution received	636,445	757,832	—	90,613	378,950	—
Change in unrealized appreciation (depreciation) on investments	1,211,549	(2,908,568)	2,068,751	(1,164,593)	1,203,895	(1,352,561)

Net increase (decrease) in net assets resulting from operations	2,626,326	(1,289,996)	2,772,238	(475,763)	2,029,363	(1,097,943)

Contributions and (Withdrawals):
Payments received from policyowners	1,777,004	1,724,062	2,823,551	2,804,231	908,256	1,016,050
Cost of insurance	(975,597)	(946,772)	(2,124,189)	(2,038,937)	(845,251)	(876,903)
Policyowners' surrenders	(682,325)	(767,557)	(1,442,191)	(1,146,015)	(490,254)	(406,702)
Net transfers from (to) Fixed Account	(194,537)	32,785	(280,507)	(392,463)	(90,684)	180,936
Transfers between Investment Divisions	192,684	157,043	884,307	(353,141)	316,561	(521,083)
Policyowners' death benefits	(174,401)	(34,605)	(256,976)	(239,339)	(116,714)	(159,346)

Net contributions and (withdrawals)	(57,172)	164,956	(396,005)	(1,365,664)	(318,086)	(767,048)

Increase (decrease) in net assets	2,569,154	(1,125,040)	2,376,233	(1,841,427)	1,711,277	(1,864,991)

NET ASSETS:
Beginning of period	16,084,126	17,209,166	31,939,208	33,780,635	14,615,995	16,480,986

End of period	$18,653,280	$16,084,126	$34,315,441	$31,939,208	$16,327,272	$14,615,995
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP Cushing® Renaissance Advantage— Initial Class		MainStay VP Eagle Small Cap Growth— Initial Class		MainStay VP Emerging Markets Equity— Initial Class
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(605)	$(507)	$(189,382)	$(206,593)	$389,443	$438,958
Net realized gain (loss) on investments	(70,665)	6,677	1,326,643	1,690,655	(427,032)	(297,842)
Realized gain distribution received	—	—	6,069,447	2,686,579	—	—
Change in unrealized appreciation (depreciation) on investments	106,592	(298,354)	3,502,592	(8,357,854)	6,225,943	(8,855,944)

Net increase (decrease) in net assets resulting from operations	35,322	(292,184)	10,709,300	(4,187,213)	6,188,354	(8,714,828)

Contributions and (Withdrawals):
Payments received from policyowners	237,008	220,805	2,867,291	2,903,556	2,952,428	3,314,374
Cost of insurance	(71,390)	(68,640)	(2,397,979)	(2,496,590)	(1,885,452)	(2,131,746)
Policyowners' surrenders	(21,606)	(16,854)	(2,807,168)	(2,425,571)	(1,490,135)	(2,001,895)
Net transfers from (to) Fixed Account	(31,928)	(36,973)	(815,475)	(726,280)	(620,745)	(694,031)
Transfers between Investment Divisions	(44,595)	272,248	38,149	(419,161)	(841,647)	(1,595,842)
Policyowners' death benefits	(174)	(467)	(121,466)	(274,646)	(109,768)	(134,812)

Net contributions and (withdrawals)	67,315	370,119	(3,236,648)	(3,438,692)	(1,995,319)	(3,243,952)

Increase (decrease) in net assets	102,637	77,935	7,472,652	(7,625,905)	4,193,035	(11,958,780)

NET ASSETS:
Beginning of period	905,935	828,000	43,372,756	50,998,661	32,203,107	44,161,887

End of period	$1,008,572	$905,935	$50,845,408	$43,372,756	$36,396,142	$32,203,107
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP Epoch U.S. Equity Yield— Initial Class		MainStay VP Epoch U.S. Small Cap— Initial Class		MainStay VP Fidelity Institutional AM® Utilities— Initial Class
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,684,729	$2,285,662	$203,387	$144,818	$1,088,702	$438,715
Net realized gain (loss) on investments	4,524,799	3,276,673	(2,471,233)	1,187,500	644,119	570,385
Realized gain distribution received	5,424,908	8,570,918	3,119,639	3,264,564	1,883,335	70,223
Change in unrealized appreciation (depreciation) on investments	13,976,692	(21,364,301)	3,291,727	(9,266,364)	5,787,307	(769,706)

Net increase (decrease) in net assets resulting from operations	27,611,128	(7,231,048)	4,143,520	(4,669,482)	9,403,463	309,617

Contributions and (Withdrawals):
Payments received from policyowners	7,156,414	7,699,543	730,935	2,414,790	4,953,750	5,337,794
Cost of insurance	(6,679,412)	(6,698,756)	(443,205)	(1,384,199)	(2,353,528)	(2,264,137)
Policyowners' surrenders	(6,938,938)	(5,871,744)	(506,354)	(1,078,812)	(1,580,865)	(1,472,231)
Net transfers from (to) Fixed Account	(1,364,342)	(1,578,767)	(216,417)	(1,247,110)	(620,422)	(499,899)
Transfers between Investment Divisions	(1,893,683)	(3,104,302)	(27,565,096)	(474,005)	(1,607,678)	(2,441,557)
Policyowners' death benefits	(640,943)	(532,337)	(41,552)	(69,513)	(168,388)	(234,891)

Net contributions and (withdrawals)	(10,360,904)	(10,086,363)	(28,041,689)	(1,838,849)	(1,377,131)	(1,574,921)

Increase (decrease) in net assets	17,250,224	(17,317,411)	(23,898,169)	(6,508,331)	8,026,332	(1,265,304)

NET ASSETS:
Beginning of period	120,250,950	137,568,361	23,898,169	30,406,500	41,130,605	42,395,909

End of period	$137,501,174	$120,250,950	$—	$23,898,169	$49,156,937	$41,130,605
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP Floating Rate— Initial Class		MainStay VP Growth Allocation— Initial Class		MainStay VP Income Builder— Initial Class
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$836,667	$743,334	$2,168,417	$1,027,820	$2,703,409	$1,405,997
Net realized gain (loss) on investments	(127,109)	(46,197)	971,873	2,218,818	593,639	137,634
Realized gain distribution received	—	—	5,137,331	2,830,678	—	2,717,753
Change in unrealized appreciation (depreciation) on investments	667,152	(778,779)	7,994,218	(15,784,405)	6,620,187	(7,831,824)

Net increase (decrease) in net assets resulting from operations	1,376,710	(81,642)	16,271,839	(9,707,089)	9,917,235	(3,570,440)

Contributions and (Withdrawals):
Payments received from policyowners	1,370,026	1,374,671	11,689,716	12,620,363	3,892,469	4,018,309
Cost of insurance	(887,096)	(830,709)	(4,569,363)	(4,904,761)	(3,667,297)	(3,669,064)
Policyowners' surrenders	(515,951)	(926,709)	(3,348,646)	(4,618,338)	(2,303,002)	(2,299,156)
Net transfers from (to) Fixed Account	(362,809)	(146,009)	(1,553,905)	(544,212)	(384,197)	(676,855)
Transfers between Investment Divisions	363,335	1,164,414	(1,466,662)	(2,302,634)	1,184,593	(920,503)
Policyowners' death benefits	(118,890)	(47,608)	(206,068)	(720,476)	(352,317)	(394,307)

Net contributions and (withdrawals)	(151,385)	588,050	545,072	(470,058)	(1,629,751)	(3,941,576)

Increase (decrease) in net assets	1,225,325	506,408	16,816,911	(10,177,147)	8,287,484	(7,512,016)

NET ASSETS:
Beginning of period	16,826,045	16,319,637	66,326,447	76,503,594	57,813,440	65,325,456

End of period	$18,051,370	$16,826,045	$83,143,358	$66,326,447	$66,100,924	$57,813,440
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP Indexed Bond— Initial Class		MainStay VP IQ Hedge Multi- Strategy— Initial Class		MainStay VP Janus Henderson Balanced— Initial Class
	2019	2018	2019	2018 (a)	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(4,610)	$15,501	$163,777	$61,914	$1,986,895	$1,972,693
Net realized gain (loss) on investments	14,996	(2,502)	9,286	(2,030)	3,292,085	3,213,066
Realized gain distribution received	—	—	—	—	7,789,131	7,507,736
Change in unrealized appreciation (depreciation) on investments	80,733	(342)	488,604	(190,031)	15,614,602	(12,341,715)

Net increase (decrease) in net assets resulting from operations	91,119	12,657	661,667	(130,147)	28,682,713	351,780

Contributions and (Withdrawals):
Payments received from policyowners	193,310	90,938	2,017,697	164,050	8,064,836	8,259,291
Cost of insurance	(82,969)	(26,528)	(632,648)	(55,628)	(7,337,791)	(7,318,579)
Policyowners' surrenders	(39,189)	(9,821)	(365,881)	(26,322)	(6,337,776)	(6,410,510)
Net transfers from (to) Fixed Account	50,306	2,372	(98,371)	4,785	(1,991,129)	(1,579,734)
Transfers between Investment Divisions	599,715	761,769	34,865	7,484,258	(770,134)	(1,438,896)
Policyowners' death benefits	(176)	—	(10,659)	—	(918,581)	(1,028,755)

Net contributions and (withdrawals)	720,997	818,730	945,003	7,571,143	(9,290,575)	(9,517,183)

Increase (decrease) in net assets	812,116	831,387	1,606,670	7,440,996	19,392,138	(9,165,403)

NET ASSETS:
Beginning of period	972,984	141,597	7,440,996	—	131,763,674	140,929,077

End of period	$1,785,100	$972,984	$9,047,666	$7,440,996	$151,155,812	$131,763,674
(a) For the period November 30, 2018 (commencement of Investment Division) through December 31, 2018.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP Large Cap Growth— Initial Class		MainStay VP MacKay Common Stock— Initial Class		MainStay VP MacKay Convertible— Initial Class
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(204,424)	$(188,134)	$1,071,524	$1,178,043	$633,768	$699,721
Net realized gain (loss) on investments	2,874,189	2,722,656	2,130,255	1,991,723	1,733,335	2,299,509
Realized gain distribution received	8,993,176	9,312,998	15,389,237	9,975,433	4,853,475	1,952,819
Change in unrealized appreciation (depreciation) on investments	9,418,095	(10,050,714)	6,288,582	(19,742,755)	3,632,648	(6,190,592)

Net increase (decrease) in net assets resulting from operations	21,081,036	1,796,806	24,879,598	(6,597,556)	10,853,226	(1,238,543)

Contributions and (Withdrawals):
Payments received from policyowners	5,432,935	5,051,066	6,755,912	7,011,007	3,584,467	3,653,430
Cost of insurance	(3,554,046)	(3,210,983)	(5,938,223)	(6,074,463)	(2,875,587)	(2,788,290)
Policyowners' surrenders	(2,810,105)	(3,372,969)	(4,798,921)	(4,292,305)	(2,622,272)	(2,517,054)
Net transfers from (to) Fixed Account	(1,269,480)	(1,237,957)	(857,531)	(1,507,312)	(730,208)	(503,110)
Transfers between Investment Divisions	1,503,960	4,627,130	(1,335,303)	(464,978)	3,136,677	526,051
Policyowners' death benefits	(239,381)	(186,515)	(704,253)	(318,810)	(347,929)	(304,973)

Net contributions and (withdrawals)	(936,117)	1,669,772	(6,878,319)	(5,646,861)	145,148	(1,933,946)

Increase (decrease) in net assets	20,144,919	3,466,578	18,001,279	(12,244,417)	10,998,374	(3,172,489)

NET ASSETS:
Beginning of period	63,595,843	60,129,265	99,908,871	112,153,288	49,228,730	52,401,219

End of period	$83,740,762	$63,595,843	$117,910,150	$99,908,871	$60,227,104	$49,228,730

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP MacKay Government— Initial Class		MainStay VP MacKay Growth— Initial Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$244,685	$328,845	$(103,226)	$(853)	$7,821,350	$7,935,710
Net realized gain (loss) on investments	(145,746)	(235,605)	5,222,512	6,569,288	1,600,699	2,783,386
Realized gain distribution received	—	—	17,382,966	12,329,859	—	—
Change in unrealized appreciation (depreciation) on investments	644,881	(172,024)	28,008,989	(26,929,929)	7,959,649	(13,151,867)

Net increase (decrease) in net assets resulting from operations	743,820	(78,784)	50,511,241	(8,031,635)	17,381,698	(2,432,771)

Contributions and (Withdrawals):
Payments received from policyowners	1,334,707	1,393,158	10,742,495	11,655,464	12,384,315	12,368,441
Cost of insurance	(1,073,007)	(1,037,280)	(11,265,542)	(11,847,630)	(8,614,735)	(8,549,618)
Policyowners' surrenders	(842,875)	(678,712)	(8,233,766)	(10,215,627)	(5,960,494)	(6,945,860)
Net transfers from (to) Fixed Account	(238,726)	(24,250)	(2,285,288)	(2,391,107)	(1,788,831)	(1,146,702)
Transfers between Investment Divisions	261,136	(120,442)	(1,986,858)	(1,702,008)	2,184,746	(1,447,897)
Policyowners' death benefits	(40,992)	(77,128)	(1,148,119)	(1,572,692)	(1,140,841)	(622,084)

Net contributions and (withdrawals)	(599,757)	(544,654)	(14,177,078)	(16,073,600)	(2,935,840)	(6,343,720)

Increase (decrease) in net assets	144,063	(623,438)	36,334,163	(24,105,235)	14,445,858	(8,776,491)

NET ASSETS:
Beginning of period	14,977,234	15,600,672	178,353,380	202,458,615	136,150,765	144,927,256

End of period	$15,121,297	$14,977,234	$214,687,543	$178,353,380	$150,596,623	$136,150,765

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP MacKay International Equity— Initial Class		MainStay VP MacKay Mid Cap Core— Initial Class		MainStay VP MacKay S&P 500 Index— Initial Class
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$60,623	$441,942	$916,745	$762,460	$5,480,182	$3,949,208
Net realized gain (loss) on investments	1,547,456	1,300,437	1,950,448	3,220,809	14,347,317	16,740,839
Realized gain distribution received	6,156,811	923,963	6,340,153	12,862,361	2,080,120	7,139,112
Change in unrealized appreciation (depreciation) on investments	2,936,554	(8,678,879)	10,748,650	(29,127,557)	82,359,689	(44,879,650)

Net increase (decrease) in net assets resulting from operations	10,701,444	(6,012,537)	19,955,996	(12,281,927)	104,267,308	(17,050,491)

Contributions and (Withdrawals):
Payments received from policyowners	3,845,585	3,967,396	6,904,045	6,775,260	26,286,825	24,448,828
Cost of insurance	(2,616,511)	(2,648,215)	(4,936,600)	(5,057,304)	(18,597,513)	(17,870,198)
Policyowners' surrenders	(2,037,584)	(2,213,014)	(4,326,002)	(4,236,019)	(13,503,326)	(14,079,279)
Net transfers from (to) Fixed Account	(606,154)	(642,884)	(1,209,318)	(1,975,343)	(5,413,941)	(4,069,460)
Transfers between Investment Divisions	(1,335,480)	1,879,482	859,605	(985,789)	104,443	(4,437,312)
Policyowners' death benefits	(348,839)	(148,768)	(568,590)	(358,451)	(1,343,968)	(1,328,548)

Net contributions and (withdrawals)	(3,098,983)	193,997	(3,276,860)	(5,837,646)	(12,467,480)	(17,335,969)

Increase (decrease) in net assets	7,602,461	(5,818,540)	16,679,136	(18,119,573)	91,799,828	(34,386,460)

NET ASSETS:
Beginning of period	45,184,526	51,003,066	89,280,524	107,400,097	343,966,483	378,352,943

End of period	$52,786,987	$45,184,526	$105,959,660	$89,280,524	$435,766,311	$343,966,483

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP MacKay Small Cap Core— Initial Class		MainStay VP MacKay Unconstrained Bond— Initial Class		MainStay VP Mellon Natural Resources— Initial Class
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$15,175	$(31,701)	$697,244	$609,278	$153,246	$(54,896)
Net realized gain (loss) on investments	(31,558)	288,256	(76,825)	(74,737)	(1,854,088)	(1,132,390)
Realized gain distribution received	3,101,852	2,339,581	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	96,095	(5,419,974)	706,425	(781,688)	5,533,456	(8,265,459)

Net increase (decrease) in net assets resulting from operations	3,181,564	(2,823,838)	1,326,844	(247,147)	3,832,614	(9,452,745)

Contributions and (Withdrawals):
Payments received from policyowners	3,266,733	1,912,831	3,870,512	4,352,888	3,591,479	4,041,834
Cost of insurance	(1,734,682)	(1,029,339)	(1,320,408)	(1,406,992)	(1,557,878)	(1,809,604)
Policyowners' surrenders	(1,741,653)	(826,533)	(772,981)	(778,872)	(1,822,429)	(1,353,307)
Net transfers from (to) Fixed Account	(369,488)	(408,301)	(311,907)	(103,350)	(513,496)	(285,303)
Transfers between Investment Divisions	26,273,223	(155,045)	(371,273)	(485,691)	(458,976)	(1,313,377)
Policyowners' death benefits	(146,546)	(49,374)	(19,285)	(11,738)	(85,283)	(132,878)

Net contributions and (withdrawals)	25,547,587	(555,761)	1,074,658	1,566,245	(846,583)	(852,635)

Increase (decrease) in net assets	28,729,151	(3,379,599)	2,401,502	1,319,098	2,986,031	(10,305,380)

NET ASSETS:
Beginning of period	15,100,975	18,480,574	18,712,744	17,393,646	23,720,877	34,026,257

End of period	$43,830,126	$15,100,975	$21,114,246	$18,712,744	$26,706,908	$23,720,877
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP Moderate Allocation— Initial Class		MainStay VP Moderate Growth Allocation— Initial Class		MainStay VP PIMCO Real Return— Initial Class
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,233,347	$964,709	$2,680,128	$1,553,210	$295,001	$124,496
Net realized gain (loss) on investments	(141,339)	151,636	1,607,090	1,809,886	(196,613)	(224,536)
Realized gain distribution received	1,796,012	1,466,745	6,152,212	3,843,331	—	—
Change in unrealized appreciation (depreciation) on investments	4,420,127	(6,761,680)	6,269,760	(17,051,353)	707,034	(139,709)

Net increase (decrease) in net assets resulting from operations	7,308,147	(4,178,590)	16,709,190	(9,844,926)	805,422	(239,749)

Contributions and (Withdrawals):
Payments received from policyowners	3,635,332	4,016,540	8,685,102	9,676,074	1,594,344	1,505,653
Cost of insurance	(2,451,468)	(2,617,164)	(4,692,810)	(4,845,629)	(620,401)	(546,884)
Policyowners' surrenders	(2,219,430)	(2,152,111)	(3,039,653)	(4,112,437)	(426,061)	(385,784)
Net transfers from (to) Fixed Account	(906,254)	29,345	(1,832,418)	(353,701)	(136,306)	(53,717)
Transfers between Investment Divisions	(3,011,121)	(1,320,979)	(4,232,713)	(329,629)	153,511	216,789
Policyowners' death benefits	(233,675)	(34,692)	(114,092)	(145,787)	(92,239)	(17,717)

Net contributions and (withdrawals)	(5,186,616)	(2,079,061)	(5,226,584)	(111,109)	472,848	718,340

Increase (decrease) in net assets	2,121,531	(6,257,651)	11,482,606	(9,956,035)	1,278,270	478,591

NET ASSETS:
Beginning of period	43,161,224	49,418,875	80,132,691	90,088,726	9,076,209	8,597,618

End of period	$45,282,755	$43,161,224	$91,615,297	$80,132,691	$10,354,479	$9,076,209
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MainStay VP T. Rowe Price Equity Income— Initial Class		MainStay VP U.S. Government Money Market— Initial Class		AB VPS International Value Portfolio— Class A
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,436,535	$1,267,324	$638,028	$430,002	$—	$—
Net realized gain (loss) on investments	1,505,174	2,719,262	(343)	(930)	—	—
Realized gain distribution received	5,513,992	6,735,493	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	7,437,870	(17,560,727)	824	929	1	(1)

Net increase (decrease) in net assets resulting from operations	15,893,571	(6,838,648)	638,509	430,001	1	(1)

Contributions and (Withdrawals):
Payments received from policyowners	3,803,801	4,277,793	7,940,345	16,199,628	—	—
Cost of insurance	(3,251,893)	(3,532,336)	(4,577,837)	(4,403,486)	—	—
Policyowners' surrenders	(3,150,365)	(3,972,029)	(5,160,479)	(11,671,708)	—	—
Net transfers from (to) Fixed Account	(1,016,391)	(1,131,927)	(1,222,216)	(278,077)	—	—
Transfers between Investment Divisions	(1,973,266)	(4,709,292)	(5,050,407)	383,909	—	—
Policyowners' death benefits	(695,526)	(272,791)	(1,222,030)	(26,537)	—	—

Net contributions and (withdrawals)	(6,283,640)	(9,340,582)	(9,292,624)	203,729	—	—

Increase (decrease) in net assets	9,609,931	(16,179,230)	(8,654,115)	633,730	1	(1)

NET ASSETS:
Beginning of period	63,619,779	79,799,009	45,525,785	44,892,055	4	5

End of period	$73,229,710	$63,619,779	$36,871,670	$45,525,785	$5	$4
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	AB VPS Small/Mid Cap Value Portfolio— Class A		Alger Capital Appreciation Portfolio— Class I-2		American Century Investments® VP Inflation Protection Fund— Class II
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$45,091	$32,756	$—	$1,492	$7,474	$8,876
Net realized gain (loss) on investments	(89,094)	147,530	12,355	160,917	(699)	(606)
Realized gain distribution received	1,174,502	887,275	237,780	285,480	—	—
Change in unrealized appreciation (depreciation) on investments	740,983	(2,738,293)	297,882	(406,452)	20,398	(17,180)

Net increase (decrease) in net assets resulting from operations	1,871,482	(1,670,732)	548,017	41,437	27,173	(8,910)

Contributions and (Withdrawals):
Payments received from policyowners	1,136,869	1,149,393	22,483	20,479	4,347	3,167
Cost of insurance	(514,547)	(544,942)	(39,831)	(42,896)	(4,230)	(3,852)
Policyowners' surrenders	(301,080)	(312,851)	—	(156,589)	(852)	(2,277)
Net transfers from (to) Fixed Account	(152,438)	(169,260)	(563)	(2,297)	(5)	(8)
Transfers between Investment Divisions	(99,552)	(695,607)	69,031	(199,532)	(2,290)	3,674
Policyowners' death benefits	(5,468)	(27,141)	(18,031)	—	—	—

Net contributions and (withdrawals)	63,784	(600,408)	33,089	(380,835)	(3,030)	704

Increase (decrease) in net assets	1,935,266	(2,271,140)	581,106	(339,398)	24,143	(8,206)

NET ASSETS:
Beginning of period	9,401,810	11,672,950	1,609,538	1,948,936	305,646	313,852

End of period	$11,337,076	$9,401,810	$2,190,644	$1,609,538	$329,789	$305,646
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	American Century Investments® VP International Fund— Class II		American Century Investments® VP Value Fund— Class II		American Funds IS Asset Allocation Fund— Class 2
	2019	2018	2019	2018	2019	2018 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$20,910	$32,731	$68,268	$54,321	$38,096	$7,533
Net realized gain (loss) on investments	119,754	23,188	292,516	146,261	9,557	(2,221)
Realized gain distribution received	151,424	192,991	202,215	229	91,891	510
Change in unrealized appreciation (depreciation) on investments	382,533	(702,549)	277,850	(520,023)	161,112	(36,274)

Net increase (decrease) in net assets resulting from operations	674,621	(453,639)	840,849	(319,212)	300,656	(30,452)

Contributions and (Withdrawals):
Payments received from policyowners	46,948	17,175	20,885	23,590	169,317	43,966
Cost of insurance	(42,924)	(40,948)	(70,257)	(64,004)	(70,298)	(8,150)
Policyowners' surrenders	—	(3,548)	(452,232)	(83,456)	(55,148)	(758)
Net transfers from (to) Fixed Account	(1,124)	(995)	(441)	(280)	7,937	(5,978)
Transfers between Investment Divisions	(429,668)	29,833	19,023	(62,364)	1,622,452	607,913
Policyowners' death benefits	(20,828)	(1,225)	—	(1,623)	(228)	—

Net contributions and (withdrawals)	(447,596)	292	(483,022)	(188,137)	1,674,032	636,993

Increase (decrease) in net assets	227,025	(453,347)	357,827	(507,349)	1,974,688	606,541

NET ASSETS:
Beginning of period	2,533,803	2,987,150	3,134,295	3,641,644	606,541	—

End of period	$2,760,828	$2,533,803	$3,492,122	$3,134,295	$2,581,229	$606,541

(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	American Funds IS Blue Chip Income and Growth Fund— Class 2		American Funds IS Global Small Capitalization Fund— Class 2		American Funds IS Growth Fund— Class 2
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$93,483	$48,715	$1,359	$(674)	$19,321	$3,338
Net realized gain (loss) on investments	(200,429)	(7,378)	28,314	17,735	(27,789)	(6,081)
Realized gain distribution received	396,089	110,673	108,951	62,016	327,371	47,588
Change in unrealized appreciation (depreciation) on investments	546,943	(427,352)	427,970	(257,605)	382,749	(161,525)

Net increase (decrease) in net assets resulting from operations	836,086	(275,342)	566,594	(178,528)	701,652	(116,680)

Contributions and (Withdrawals):
Payments received from policyowners	1,127,402	436,573	517,487	432,800	550,934	194,607
Cost of insurance	(329,001)	(99,956)	(136,482)	(118,234)	(171,363)	(54,321)
Policyowners' surrenders	(151,479)	(50,662)	(55,027)	(32,051)	(43,580)	(14,560)
Net transfers from (to) Fixed Account	99,297	(46,990)	(43,029)	47,847	16,927	1,110
Transfers between Investment Divisions	696,467	2,955,991	1,113,681	337,797	1,588,929	1,201,834
Policyowners' death benefits	(15,318)	—	(93)	(92)	(337)	—

Net contributions and (withdrawals)	1,427,368	3,194,956	1,396,537	668,067	1,941,510	1,328,670

Increase (decrease) in net assets	2,263,454	2,919,614	1,963,131	489,539	2,643,162	1,211,990

NET ASSETS:
Beginning of period	2,999,677	80,063	1,440,298	950,759	1,265,696	53,706

End of period	$5,263,131	$2,999,677	$3,403,429	$1,440,298	$3,908,858	$1,265,696

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	American Funds IS New World Fund®— Class 2		BlackRock ® Global Allocation V.I. Fund— Class I		BlackRock ® High Yield V.I. Fund— Class I
	2019	2018	2019	2018 (b)	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$116,103	$83,116	$199,067	$157,158	$179,713	$146,457
Net realized gain (loss) on investments	140,143	28,415	(104,120)	(24,496)	13,966	(8,702)
Realized gain distribution received	492,865	268,317	594,112	685,625	—	—
Change in unrealized appreciation (depreciation) on investments	2,490,726	(2,018,375)	2,204,345	(2,034,226)	275,100	(223,284)

Net increase (decrease) in net assets resulting from operations	3,239,837	(1,638,527)	2,893,404	(1,215,939)	468,779	(85,529)

Contributions and (Withdrawals):
Payments received from policyowners	2,726,462	2,289,950	2,002,019	1,382,350	674,905	465,727
Cost of insurance	(819,943)	(682,104)	(860,464)	(590,159)	(207,775)	(160,709)
Policyowners' surrenders	(401,972)	(254,160)	(685,320)	(353,915)	(119,493)	(38,869)
Net transfers from (to) Fixed Account	(83,721)	(5,332)	(454,061)	(119,808)	11,745	32,160
Transfers between Investment Divisions	(202,819)	2,295,015	(1,506,972)	17,764,493	584,380	171,310
Policyowners' death benefits	(8,297)	(3,395)	(117,670)	(23,651)	(13,325)	(631)

Net contributions and (withdrawals)	1,209,710	3,639,974	(1,622,468)	18,059,310	930,437	468,988

Increase (decrease) in net assets	4,449,547	2,001,447	1,270,936	16,843,371	1,399,216	383,459

NET ASSETS:
Beginning of period	10,693,028	8,691,581	16,843,371	—	2,945,448	2,561,989

End of period	$15,142,575	$10,693,028	$18,114,307	$16,843,371	$4,344,664	$2,945,448

(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	BNY Mellon IP Technology Growth Portfolio— Initial Shares		BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares		ClearBridge Variable Appreciation Portfolio— Class I
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(65,377)	$(64,143)	$—	$—	$21,248	$9,262
Net realized gain (loss) on investments	1,438,102	1,719,605	51,260	144,842	12,915	6,203
Realized gain distribution received	3,890,537	1,618,267	495,178	549,127	95,334	31,855
Change in unrealized appreciation (depreciation) on investments	2,303,013	(3,789,000)	(4,636)	(1,267,326)	186,988	(77,479)

Net increase (decrease) in net assets resulting from operations	7,566,275	(515,271)	541,802	(573,357)	316,485	(30,159)

Contributions and (Withdrawals):
Payments received from policyowners	2,991,804	2,749,031	10,014	2,671	447,569	153,091
Cost of insurance	(1,768,197)	(1,707,245)	(31,299)	(31,819)	(136,051)	(38,641)
Policyowners' surrenders	(1,258,283)	(1,867,324)	—	(257,617)	(51,695)	(1,930)
Net transfers from (to) Fixed Account	(733,089)	(320,738)	(466)	(3,776)	46,722	(4,517)
Transfers between Investment Divisions	60,662	2,334,649	(71,825)	210,972	385,519	257,145
Policyowners' death benefits	(83,318)	(54,106)	—	—	64	—

Net contributions and (withdrawals)	(790,421)	1,134,267	(93,576)	(79,569)	692,128	365,148

Increase (decrease) in net assets	6,775,854	618,996	448,226	(652,926)	1,008,613	334,989

NET ASSETS:
Beginning of period	29,623,117	29,004,121	2,514,878	3,167,804	798,273	463,284

End of period	$36,398,971	$29,623,117	$2,963,104	$2,514,878	$1,806,886	$798,273

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	Columbia Variable Portfolio— Commodity Strategy Fund— Class 1		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1		Columbia Variable Portfolio— Small Cap Value Fund— Class 2
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$7,687	$(771)	$96,315	$50,179	$50	$33
Net realized gain (loss) on investments	(31,519)	(18,700)	(8,728)	(18,199)	(66)	1,956
Realized gain distribution received	—	—	—	—	1,618	2,813
Change in unrealized appreciation (depreciation) on investments	70,408	(82,290)	104,447	(117,124)	1,925	(8,230)

Net increase (decrease) in net assets resulting from operations	46,576	(101,761)	192,034	(85,144)	3,527	(3,428)

Contributions and (Withdrawals):
Payments received from policyowners	133,443	123,977	736,935	401,890	3,768	4,916
Cost of insurance	(42,296)	(40,893)	(231,905)	(127,109)	(639)	(888)
Policyowners' surrenders	(23,854)	(9,457)	(161,347)	(69,241)	(1,279)	(8,686)
Net transfers from (to) Fixed Account	(653)	(27,385)	83,073	7,014	581	(7,163)
Transfers between Investment Divisions	(15,956)	(57,018)	467,854	287,219	(745)	—
Policyowners' death benefits	—	—	(97)	(989)	—	—

Net contributions and (withdrawals)	50,684	(10,776)	894,513	498,784	1,686	(11,821)

Increase (decrease) in net assets	97,260	(112,537)	1,086,547	413,640	5,213	(15,249)

NET ASSETS:
Beginning of period	601,625	714,162	1,342,084	928,444	16,090	31,339

End of period	$698,885	$601,625	$2,428,631	$1,342,084	$21,303	$16,090
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	Delaware VIP® Diversified Income Series— Standard Class		Delaware VIP® Emerging Markets Series— Standard Class		Delaware VIP® International Value Equity Series— Standard Class
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,540	$1,704	$27,102	$151,802	$32	$42
Net realized gain (loss) on investments	(978)	(31)	38,864	124,410	3	5
Realized gain distribution received	—	—	104,240	15,800	25	—
Change in unrealized appreciation (depreciation) on investments	5,424	(2,825)	813,286	(1,091,182)	188	(320)

Net increase (decrease) in net assets resulting from operations	6,986	(1,152)	983,492	(799,170)	248	(273)

Contributions and (Withdrawals):
Payments received from policyowners	6,435	5,092	680,542	749,626	82	—
Cost of insurance	(1,752)	(1,586)	(229,470)	(241,856)	(41)	(37)
Policyowners' surrenders	(3,383)	—	(167,869)	(271,852)	—	—
Net transfers from (to) Fixed Account	(25)	46	(115,798)	(163,923)	—	—
Transfers between Investment Divisions	(1,516)	1,287	(273,203)	656,505	—	—
Policyowners' death benefits	—	—	(2,291)	(72,793)	—	—

Net contributions and (withdrawals)	(241)	4,839	(108,089)	655,707	41	(37)

Increase (decrease) in net assets	6,745	3,687	875,403	(143,463)	289	(310)

NET ASSETS:
Beginning of period	56,282	52,595	4,385,151	4,528,614	1,265	1,575

End of period	$63,027	$56,282	$5,260,554	$4,385,151	$1,554	$1,265
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	Delaware VIP® Small Cap Value Series— Standard Class		Delaware VIP® Value Series— Standard Class		DFA VA Global Bond Portfolio
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$97,531	$64,247	$1,567	$1,376	$301	$584
Net realized gain (loss) on investments	(93,911)	160	1,730	528	112	(823)
Realized gain distribution received	855,100	695,595	6,198	5,112	—	—
Change in unrealized appreciation (depreciation) on investments	1,764,627	(2,615,536)	7,177	(9,372)	574	345

Net increase (decrease) in net assets resulting from operations	2,623,347	(1,855,534)	16,672	(2,356)	987	106

Contributions and (Withdrawals):
Payments received from policyowners	1,319,425	1,303,457	8,585	8,473	2,978	3,144
Cost of insurance	(432,952)	(406,638)	(2,549)	(2,633)	(1,947)	(1,772)
Policyowners' surrenders	(212,136)	(189,440)	(6,443)	—	(1,871)	(9,034)
Net transfers from (to) Fixed Account	(56,189)	(60,606)	(42)	19	(168)	(7,606)
Transfers between Investment Divisions	72,083	928,481	585	(1,775)	(869)	76
Policyowners' death benefits	(10,809)	(10,055)	—	—	—	—

Net contributions and (withdrawals)	679,422	1,565,199	136	4,084	(1,877)	(15,192)

Increase (decrease) in net assets	3,302,769	(290,335)	16,808	1,728	(890)	(15,086)

NET ASSETS:
Beginning of period	9,142,816	9,433,151	80,804	79,076	12,733	27,819

End of period	$12,445,585	$9,142,816	$97,612	$80,804	$11,843	$12,733
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	DFA VA International Small Portfolio		DFA VA International Value Portfolio		DFA VA Short-Term Fixed Portfolio
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,336	$783	$2,391	$1,821	$1,074	$688
Net realized gain (loss) on investments	(58)	2,439	(150)	1,748	9	(46)
Realized gain distribution received	593	2,049	—	188	—	—
Change in unrealized appreciation (depreciation) on investments	8,228	(14,845)	7,652	(15,295)	59	168

Net increase (decrease) in net assets resulting from operations	10,099	(9,574)	9,893	(11,538)	1,142	810

Contributions and (Withdrawals):
Payments received from policyowners	7,711	7,342	11,352	11,569	8,054	9,198
Cost of insurance	(4,178)	(4,085)	(5,531)	(5,335)	(5,833)	(5,141)
Policyowners' surrenders	(1,930)	(8,436)	(5,574)	(12,893)	—	(8,594)
Net transfers from (to) Fixed Account	128	(6,022)	—	(5,660)	(159)	(9,327)
Transfers between Investment Divisions	17	1,207	852	768	—	—
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	1,748	(9,994)	1,099	(11,551)	2,062	(13,864)

Increase (decrease) in net assets	11,847	(19,568)	10,992	(23,089)	3,204	(13,054)

NET ASSETS:
Beginning of period	40,872	60,440	60,137	83,226	44,555	57,609

End of period	$52,719	$40,872	$71,129	$60,137	$47,759	$44,555
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	DFA VA U.S. Large Value Portfolio		DFA VA U.S. Targeted Value Portfolio		DWS Alternative Asset Allocation VIP— Class A
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,510	$4,327	$1,283	$866	$128,104	$42,342
Net realized gain (loss) on investments	2,142	3,215	(268)	9,518	(2,921)	(6,328)
Realized gain distribution received	2,289	4,258	2,255	5,044	—	—
Change in unrealized appreciation (depreciation) on investments	36,810	(35,828)	13,630	(27,377)	364,628	(264,156)

Net increase (decrease) in net assets resulting from operations	45,751	(24,028)	16,900	(11,949)	489,811	(228,142)

Contributions and (Withdrawals):
Payments received from policyowners	25,491	23,028	11,239	11,403	1,598,834	1,011,566
Cost of insurance	(16,407)	(15,121)	(9,551)	(9,332)	(461,581)	(261,437)
Policyowners' surrenders	(8,846)	(10,763)	—	(9,935)	(180,876)	(75,987)
Net transfers from (to) Fixed Account	602	(547)	(15)	(10,780)	156,454	87,134
Transfers between Investment Divisions	5,686	2,421	216	(61,155)	861,895	276,864
Policyowners' death benefits	—	—	—	—	(347)	(164)

Net contributions and (withdrawals)	6,526	(982)	1,889	(79,799)	1,974,379	1,037,976

Increase (decrease) in net assets	52,277	(25,010)	18,789	(91,748)	2,464,190	809,834

NET ASSETS:
Beginning of period	172,820	197,830	74,095	165,843	2,750,775	1,940,941

End of period	$225,097	$172,820	$92,884	$74,095	$5,214,965	$2,750,775
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	DWS Small Cap Index VIP— Class A		DWS Small Mid Cap Value VIP— Class A		Fidelity ® VIP ContrafundSM Portfolio— Initial Class
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$10,404	$47	$24,867	$54,026	$337,468	$914,789
Net realized gain (loss) on investments	(74,057)	(558)	(79,641)	39,700	3,753,721	4,319,672
Realized gain distribution received	94,785	2,295	354,106	804,527	28,356,531	21,428,636
Change in unrealized appreciation (depreciation) on investments	80,808	(58,232)	636,681	(1,697,352)	35,261,236	(42,143,609)

Net increase (decrease) in net assets resulting from operations	111,940	(56,448)	936,013	(799,099)	67,708,956	(15,480,512)

Contributions and (Withdrawals):
Payments received from policyowners	143,466	26,302	481,362	514,537	16,515,537	16,931,872
Cost of insurance	(39,618)	(5,995)	(230,805)	(243,127)	(12,118,153)	(12,035,169)
Policyowners' surrenders	(7,324)	—	(100,140)	(170,588)	(11,783,472)	(11,619,570)
Net transfers from (to) Fixed Account	2,578	3,424	(58,713)	(145,734)	(2,644,037)	(2,461,060)
Transfers between Investment Divisions	592,703	305,945	(11,164)	354,249	(4,479,793)	(1,375,630)
Policyowners' death benefits	—	—	(290)	(13,749)	(706,213)	(961,772)

Net contributions and (withdrawals)	691,805	329,676	80,250	295,588	(15,216,131)	(11,521,329)

Increase (decrease) in net assets	803,745	273,228	1,016,263	(503,511)	52,492,825	(27,001,841)

NET ASSETS:
Beginning of period	304,894	31,666	4,340,412	4,843,923	222,601,722	249,603,563

End of period	$1,108,639	$304,894	$5,356,675	$4,340,412	$275,094,547	$222,601,722
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	Fidelity ® VIP Emerging Markets Portfolio— Initial Class		Fidelity ® VIP Equity-Income PortfolioSM— Initial Class		Fidelity ® VIP Freedom 2020 PortfolioSM— Initial Class
	2019	2018 (b)	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$15,802	$2,031	$1,275,991	$1,391,141	$40,793	$23,251
Net realized gain (loss) on investments	7,168	(2,114)	1,108,913	1,068,807	19,038	31,633
Realized gain distribution received	—	—	4,690,683	3,335,886	120,547	72,209
Change in unrealized appreciation (depreciation) on investments	163,577	(19,531)	10,705,690	(12,068,640)	230,544	(261,129)

Net increase (decrease) in net assets resulting from operations	186,547	(19,614)	17,781,277	(6,272,806)	410,922	(134,036)

Contributions and (Withdrawals):
Payments received from policyowners	413,061	115,108	4,517,148	4,272,881	216,387	259,481
Cost of insurance	(111,657)	(21,231)	(3,712,866)	(3,530,399)	(114,119)	(106,183)
Policyowners' surrenders	(25,253)	(2,463)	(3,342,542)	(2,544,498)	(80,598)	(41,167)
Net transfers from (to) Fixed Account	41,344	3,178	(691,685)	(839,433)	(21,670)	(204,170)
Transfers between Investment Divisions	374,561	286,321	2,302,145	496,633	164,119	(33,098)
Policyowners' death benefits	—	—	(348,006)	(214,450)	—	—

Net contributions and (withdrawals)	692,056	380,913	(1,275,806)	(2,359,266)	164,119	(125,137)

Increase (decrease) in net assets	878,603	361,299	16,505,471	(8,632,072)	575,041	(259,173)

NET ASSETS:
Beginning of period	361,299	—	66,278,091	74,910,163	2,028,602	2,287,775

End of period	$1,239,902	$361,299	$82,783,562	$66,278,091	$2,603,643	$2,028,602
(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	Fidelity ® VIP Freedom 2030 PortfolioSM— Initial Class		Fidelity ® VIP Freedom 2040 PortfolioSM— Initial Class		Fidelity ® VIP Growth Opportunities Portfolio— Initial Class
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$85,253	$31,921	$64,824	$32,741	$2,404	$(6,055)
Net realized gain (loss) on investments	24,048	28,083	35,739	64,211	822,807	124,985
Realized gain distribution received	106,376	63,026	119,879	64,828	732,802	238,145
Change in unrealized appreciation (depreciation) on investments	541,209	(355,136)	659,625	(506,652)	2,023,059	(9,894)

Net increase (decrease) in net assets resulting from operations	756,886	(232,106)	880,067	(344,872)	3,581,072	347,181

Contributions and (Withdrawals):
Payments received from policyowners	711,286	547,011	637,583	668,568	1,405,282	765,061
Cost of insurance	(207,101)	(177,236)	(222,122)	(209,985)	(645,575)	(332,074)
Policyowners' surrenders	(43,770)	(107,569)	(124,017)	(129,077)	(230,166)	(198,645)
Net transfers from (to) Fixed Account	(16,095)	(10,967)	(16,378)	(118,948)	(144,928)	(112,508)
Transfers between Investment Divisions	1,333,176	193,624	140,123	268,737	6,399,697	2,579,297
Policyowners' death benefits	(108)	—	—	—	(204)	(82,566)

Net contributions and (withdrawals)	1,777,388	444,863	415,189	479,295	6,784,106	2,618,565

Increase (decrease) in net assets	2,534,274	212,757	1,295,256	134,423	10,365,178	2,965,746

NET ASSETS:
Beginning of period	2,521,427	2,308,670	2,994,427	2,860,004	6,398,081	3,432,335

End of period	$5,055,701	$2,521,427	$4,289,683	$2,994,427	$16,763,259	$6,398,081
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	Fidelity ® VIP Growth Portfolio— Initial Class		Fidelity ® VIP Health Care Portfolio— Initial Class	Fidelity ® VIP Index 500 Portfolio— Initial Class
	2019	2018	2019 (c)	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$22,332	$19,359	$592	$489,183	$442,317
Net realized gain (loss) on investments	440,610	111,540	2,173	1,262,565	1,039,222
Realized gain distribution received	503,318	1,076,980	61	365,935	109,848
Change in unrealized appreciation (depreciation) on investments	1,475,507	(1,208,063)	83,962	4,518,742	(2,646,900)

Net increase (decrease) in net assets resulting from operations	2,441,767	(184)	86,788	6,636,425	(1,055,513)

Contributions and (Withdrawals):
Payments received from policyowners	1,021	1,021	49,225	119,978	54,175
Cost of insurance	(82,282)	(70,028)	(15,808)	(253,049)	(205,412)
Policyowners' surrenders	(783,085)	(51,812)	(3,246)	(1,461,663)	(195,313)
Net transfers from (to) Fixed Account	(4,215)	(3,544)	(927)	(4,205)	15,978
Transfers between Investment Divisions	(69,667)	(11,423)	612,581	412,471	917,302
Policyowners' death benefits	—	—	—	(96,989)	(8,789)

Net contributions and (withdrawals)	(938,228)	(135,786)	641,825	(1,283,457)	577,941

Increase (decrease) in net assets	1,503,539	(135,970)	728,613	5,352,968	(477,572)

NET ASSETS:
Beginning of period	7,197,616	7,333,586	—	21,732,783	22,210,355

End of period	$8,701,155	$7,197,616	$728,613	$27,085,751	$21,732,783

(c) For the period May 1, 2019 (commencement of Investment Division) through December 31, 2019.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	Fidelity ® VIP Investment Grade Bond Portfolio— Initial Class		Fidelity ® VIP Mid Cap Portfolio— Initial Class		Fidelity ® VIP Overseas Portfolio— Initial Class
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$33,644	$29,638	$110,359	$86,780	$108,541	$107,456
Net realized gain (loss) on investments	2,847	1,693	(45,788)	102,409	447,366	134,670
Realized gain distribution received	—	7,181	1,578,990	1,190,582	236,966	—
Change in unrealized appreciation (depreciation) on investments	78,665	(44,800)	1,326,277	(3,613,488)	763,804	(1,270,954)

Net increase (decrease) in net assets resulting from operations	115,156	(6,288)	2,969,838	(2,233,717)	1,556,677	(1,028,828)

Contributions and (Withdrawals):
Payments received from policyowners	27,970	25,066	1,592,472	1,590,572	18,326	17,550
Cost of insurance	(49,913)	(43,411)	(635,660)	(615,963)	(75,521)	(76,265)
Policyowners' surrenders	(2,966)	(1,090)	(2,314,749)	(511,198)	(955,778)	(154,608)
Net transfers from (to) Fixed Account	(42,437)	(1,587)	138,333	(76,515)	(370)	(198)
Transfers between Investment Divisions	13,467	22,144	(378,617)	657,313	301,235	134,364
Policyowners' death benefits	(9,777)	—	(29,718)	(3,253)	—	(194)

Net contributions and (withdrawals)	(63,656)	1,122	(1,627,939)	1,040,956	(712,108)	(79,351)

Increase (decrease) in net assets	51,500	(5,166)	1,341,899	(1,192,761)	844,569	(1,108,179)

NET ASSETS:
Beginning of period	1,193,717	1,198,883	12,961,653	14,154,414	5,926,156	7,034,335

End of period	$1,245,217	$1,193,717	$14,303,552	$12,961,653	$6,770,725	$5,926,156
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	Invesco V.I. American Value Fund— Series I Shares		Invesco V.I. Global Real Estate Fund— Series I Shares		Invesco V.I. International Growth Fund— Series I Shares
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$21,050	$12,086	$1,472	$1,011	$320,626	$399,979
Net realized gain (loss) on investments	(100,588)	(42,690)	3,673	(180)	540,040	357,317
Realized gain distribution received	275,033	488,976	38	316	1,391,141	144,345
Change in unrealized appreciation (depreciation) on investments	584,986	(903,700)	2,524	(2,805)	2,971,932	(4,144,443)

Net increase (decrease) in net assets resulting from operations	780,481	(445,328)	7,707	(1,658)	5,223,739	(3,242,802)

Contributions and (Withdrawals):
Payments received from policyowners	552,885	616,152	6,129	4,151	3,191,990	3,353,630
Cost of insurance	(206,626)	(210,744)	(1,232)	(839)	(1,101,217)	(1,105,257)
Policyowners' surrenders	(124,645)	(90,649)	(424)	(282)	(561,200)	(686,985)
Net transfers from (to) Fixed Account	(23,777)	(35,809)	(7)	(2)	(321,081)	(322,012)
Transfers between Investment Divisions	(1,495)	(245,130)	(3,507)	(907)	(2,485,472)	784,995
Policyowners' death benefits	(7,125)	(1,557)	—	—	(5,997)	(86,843)

Net contributions and (withdrawals)	189,217	32,263	959	2,121	(1,282,977)	1,937,528

Increase (decrease) in net assets	969,698	(413,065)	8,666	463	3,940,762	(1,305,274)

NET ASSETS:
Beginning of period	3,052,477	3,465,542	24,947	24,484	18,539,641	19,844,915

End of period	$4,022,175	$3,052,477	$33,613	$24,947	$22,480,403	$18,539,641
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	Janus Henderson Enterprise Portfolio— Institutional Shares		Janus Henderson Forty Portfolio— Institutional Shares		Janus Henderson Global Research Portfolio— Institutional Shares
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$8,660	$4,673	$28	$—	$492,215	$619,738
Net realized gain (loss) on investments	66,094	47,810	955	160	4,543,247	4,605,498
Realized gain distribution received	374,452	130,627	1,480	2,384	5,773,503	—
Change in unrealized appreciation (depreciation) on investments	1,329,354	(388,380)	3,233	(2,119)	12,823,952	(11,881,415)

Net increase (decrease) in net assets resulting from operations	1,778,560	(205,270)	5,696	425	23,632,917	(6,656,179)

Contributions and (Withdrawals):
Payments received from policyowners	688,183	223,650	2	101	5,787,333	5,882,204
Cost of insurance	(248,993)	(100,609)	(686)	(878)	(4,956,310)	(5,045,062)
Policyowners' surrenders	(132,318)	(181,315)	(4,794)	—	(4,275,068)	(4,583,104)
Net transfers from (to) Fixed Account	3,692	23,309	(21)	(83)	(1,053,128)	(1,073,484)
Transfers between Investment Divisions	4,123,827	2,530,363	(473)	(347)	(1,829,188)	(618,357)
Policyowners' death benefits	(10,405)	—	—	—	(355,269)	(386,645)

Net contributions and (withdrawals)	4,423,986	2,495,398	(5,972)	(1,207)	(6,681,630)	(5,824,448)

Increase (decrease) in net assets	6,202,546	2,290,128	(276)	(782)	16,951,287	(12,480,627)

NET ASSETS:
Beginning of period	3,879,217	1,589,089	15,837	16,619	85,831,177	98,311,804

End of period	$10,081,763	$3,879,217	$15,561	$15,837	$102,782,464	$85,831,177
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	LVIP Baron Growth Opportunities Fund— Service Class		LVIP SSgA International Index Fund— Standard Class		LVIP SSgA Mid-Cap Index Fund— Standard Class
	2019	2018	2019	2018 (b)	2019	2018 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$42,591	$18,374	$31,019	$2,788
Net realized gain (loss) on investments	740	243	(1,134)	(841)	(13,136)	(887)
Realized gain distribution received	521	702	—	—	185,232	8,538
Change in unrealized appreciation (depreciation) on investments	4,076	(1,468)	185,017	(68,266)	40,244	(42,184)

Net increase (decrease) in net assets resulting from operations	5,337	(523)	226,474	(50,733)	243,359	(31,745)

Contributions and (Withdrawals):
Payments received from policyowners	2,691	2,082	85,140	26,720	76,033	22,550
Cost of insurance	(482)	(465)	(29,973)	(4,235)	(45,428)	(3,652)
Policyowners' surrenders	(1,499)	(1,536)	(295)	—	(3,644)	—
Net transfers from (to) Fixed Account	(18)	(15)	4,307	17	1,980	11
Transfers between Investment Divisions	(670)	(448)	1,389,613	830,362	1,491,414	229,439
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	22	(382)	1,448,792	852,864	1,520,355	248,348

Increase (decrease) in net assets	5,359	(905)	1,675,266	802,131	1,763,714	216,603

NET ASSETS:
Beginning of period	14,614	15,519	802,131	—	216,603	—

End of period	$19,973	$14,614	$2,477,397	$802,131	$1,980,317	$216,603

(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MFS ® International Intrinsic Value Portfolio— Initial Class		MFS ® Investors Trust Series— Initial Class		MFS ® New Discovery Series— Initial Class
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$303,896	$147,693	$54,485	$38,663	$(8,936)	$(6,732)
Net realized gain (loss) on investments	571,701	306,588	48,849	5,235	167,530	69,574
Realized gain distribution received	547,110	178,552	538,827	311,876	1,728,676	1,103,804
Change in unrealized appreciation (depreciation) on investments	2,446,733	(2,232,505)	1,693,459	(783,312)	1,227,090	(1,525,693)

Net increase (decrease) in net assets resulting from operations	3,869,440	(1,599,672)	2,335,620	(427,538)	3,114,360	(359,047)

Contributions and (Withdrawals):
Payments received from policyowners	2,039,684	1,731,249	2,284,515	2,009,803	572,130	494,281
Cost of insurance	(745,813)	(590,868)	(736,921)	(619,626)	(294,643)	(242,752)
Policyowners' surrenders	(416,483)	(200,499)	(433,427)	(369,596)	(174,035)	(181,699)
Net transfers from (to) Fixed Account	(189,538)	(140,930)	(33,402)	19,084	(110,364)	(52,571)
Transfers between Investment Divisions	(1,877,431)	1,961,175	173,892	610,983	1,173,946	1,186,628
Policyowners' death benefits	(11,417)	(10,437)	(1,108)	(220)	—	(6,093)

Net contributions and (withdrawals)	(1,200,998)	2,749,690	1,253,549	1,650,428	1,167,034	1,197,794

Increase (decrease) in net assets	2,668,442	1,150,018	3,589,169	1,222,890	4,281,394	838,747

NET ASSETS:
Beginning of period	15,192,175	14,042,157	6,939,832	5,716,942	7,506,750	6,668,003

End of period	$17,860,617	$15,192,175	$10,529,001	$6,939,832	$11,788,144	$7,506,750
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	MFS ® Research Series— Initial Class		MFS ® Total Return Bond Series— Initial Class		MFS ® Value Series— Initial Class
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$20,369	$11,265	$1,904	$785	$270	$155
Net realized gain (loss) on investments	9,472	23,639	12	(14)	6	11
Realized gain distribution received	339,142	247,547	—	—	569	673
Change in unrealized appreciation (depreciation) on investments	461,430	(414,490)	1,421	(1,041)	2,214	(1,871)

Net increase (decrease) in net assets resulting from operations	830,413	(132,039)	3,337	(270)	3,059	(1,032)

Contributions and (Withdrawals):
Payments received from policyowners	776,286	420,720	5,052	1,969	1,500	1,188
Cost of insurance	(276,445)	(154,172)	(888)	(572)	(448)	(416)
Policyowners' surrenders	(121,371)	(44,369)	—	—	—	—
Net transfers from (to) Fixed Account	74,702	(24,132)	—	—	596	613
Transfers between Investment Divisions	415,907	410,433	33,995	—	—	—
Policyowners' death benefits	(98)	(4,939)	—	—	—	—

Net contributions and (withdrawals)	868,981	603,541	38,159	1,397	1,648	1,385

Increase (decrease) in net assets	1,699,394	471,502	41,496	1,127	4,707	353

NET ASSETS:
Beginning of period	2,243,183	1,771,681	23,921	22,794	9,445	9,092

End of period	$3,942,577	$2,243,183	$65,417	$23,921	$14,152	$9,445
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I		Morgan Stanley VIF U.S. Real Estate Portfolio— Class I		Neuberger Berman AMT Mid Cap Growth Portfolio— Class I
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$23,725	$28,325	$400,558	$588,002	$(15,394)	$(18,466)
Net realized gain (loss) on investments	(16,430)	(18,365)	506,116	806,095	356,737	307,811
Realized gain distribution received	—	—	861,759	—	998,284	985,368
Change in unrealized appreciation (depreciation) on investments	51,140	(44,839)	2,058,909	(3,166,685)	2,512,975	(2,053,753)

Net increase (decrease) in net assets resulting from operations	58,435	(34,879)	3,827,342	(1,772,588)	3,852,602	(779,040)

Contributions and (Withdrawals):
Payments received from policyowners	10,109	13,477	2,675,133	2,813,588	2,050,224	2,078,775
Cost of insurance	(18,839)	(16,063)	(1,103,797)	(1,087,229)	(776,395)	(768,533)
Policyowners' surrenders	(45,722)	(1,644)	(907,558)	(694,052)	(353,374)	(610,080)
Net transfers from (to) Fixed Account	(4,882)	6,454	(499,834)	(285,668)	(334,578)	(132,798)
Transfers between Investment Divisions	(6,590)	(56,566)	(860,589)	(2,330,518)	(1,377,112)	(931,069)
Policyowners' death benefits	—	—	(18,324)	(28,824)	(6,627)	(12,627)

Net contributions and (withdrawals)	(65,924)	(54,342)	(714,969)	(1,612,703)	(797,862)	(376,332)

Increase (decrease) in net assets	(7,489)	(89,221)	3,112,373	(3,385,291)	3,054,740	(1,155,372)

NET ASSETS:
Beginning of period	415,146	504,367	20,633,392	24,018,683	12,082,041	13,237,413

End of period	$407,657	$415,146	$23,745,765	$20,633,392	$15,136,781	$12,082,041
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Institutional Class		PIMCO VIT Low Duration Portfolio— Administrative Class
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,574	$10,023	$147,956	$94,393	$16,974	$12,191
Net realized gain (loss) on investments	(1,224)	24	15,519	(8,163)	(363)	(2,123)
Realized gain distribution received	—	425	56,267	24,127	—	—
Change in unrealized appreciation (depreciation) on investments	6,312	(17,028)	326,044	37,429	7,563	(8,017)

Net increase (decrease) in net assets resulting from operations	8,662	(6,556)	545,786	147,786	24,174	2,051

Contributions and (Withdrawals):
Payments received from policyowners	3,288	3,362	1,459,906	1,508,266	577	4,650
Cost of insurance	(11,431)	(12,215)	(543,038)	(535,212)	(11,447)	(22,522)
Policyowners' surrenders	—	(689)	(329,104)	(324,089)	—	(30,544)
Net transfers from (to) Fixed Account	—	—	(108,623)	(38,262)	—	—
Transfers between Investment Divisions	—	—	609,633	234,059	—	—
Policyowners' death benefits	(8,799)	—	(12,036)	(4,541)	—	—

Net contributions and (withdrawals)	(16,942)	(9,542)	1,076,738	840,221	(10,870)	(48,416)

Increase (decrease) in net assets	(8,280)	(16,098)	1,622,524	988,007	13,304	(46,365)

NET ASSETS:
Beginning of period	146,736	162,834	7,473,921	6,485,914	604,697	651,062

End of period	$138,456	$146,736	$9,096,445	$7,473,921	$618,001	$604,697
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	PIMCO VIT Low Duration Portfolio— Institutional Class		PIMCO VIT Total Return Portfolio— Administrative Class		PIMCO VIT Total Return Portfolio— Institutional Class
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$41,578	$24,504	$51,260	$37,486	$334,101	$216,651
Net realized gain (loss) on investments	(5,116)	(4,001)	(4,300)	(5,112)	11,941	(31,555)
Realized gain distribution received	—	—	—	19,562	—	111,372
Change in unrealized appreciation (depreciation) on investments	21,339	(15,605)	88,707	(56,979)	520,641	(322,328)

Net increase (decrease) in net assets resulting from operations	57,801	4,898	135,667	(5,043)	866,683	(25,860)

Contributions and (Withdrawals):
Payments received from policyowners	365,057	263,225	33,811	43,134	1,861,828	1,583,305
Cost of insurance	(113,932)	(111,061)	(49,104)	(50,804)	(734,038)	(571,616)
Policyowners' surrenders	(133,740)	(66,969)	(6,615)	(23,386)	(343,574)	(324,039)
Net transfers from (to) Fixed Account	(29,243)	(26,938)	293	(810)	(5,371)	41,263
Transfers between Investment Divisions	153,450	303,468	(1,329)	184,281	2,081,828	795,389
Policyowners' death benefits	(201,585)	—	—	—	(51,747)	—

Net contributions and (withdrawals)	40,007	361,725	(22,944)	152,415	2,808,926	1,524,302

Increase (decrease) in net assets	97,808	366,623	112,723	147,372	3,675,609	1,498,442

NET ASSETS:
Beginning of period	1,438,663	1,072,040	1,609,178	1,461,806	9,258,168	7,759,726

End of period	$1,536,471	$1,438,663	$1,721,901	$1,609,178	$12,933,777	$9,258,168
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price International Stock Portfolio		T. Rowe Price Limited-Term Bond Portfolio
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$708	$372	$8,654	$7,656
Net realized gain (loss) on investments	1,256	1,539	137	18	(2,152)	(2,449)
Realized gain distribution received	2,579	2,505	1,262	2,619	—	—
Change in unrealized appreciation (depreciation) on investments	19,471	(2,709)	4,684	(6,915)	8,562	(902)

Net increase (decrease) in net assets resulting from operations	23,306	1,335	6,791	(3,906)	15,064	4,305

Contributions and (Withdrawals):
Payments received from policyowners	7,515	7,316	2,489	2,604	6,871	9,115
Cost of insurance	(2,259)	(2,079)	(902)	(904)	(4,358)	(16,629)
Policyowners' surrenders	(753)	—	(2,196)	—	(150,737)	(30,524)
Net transfers from (to) Fixed Account	(36)	90	(102)	(57)	(23)	(24)
Transfers between Investment Divisions	(1,517)	(3,112)	(105)	738	2,981	219
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	2,950	2,215	(816)	2,381	(145,266)	(37,843)

Increase (decrease) in net assets	26,256	3,550	5,975	(1,525)	(130,202)	(33,538)

NET ASSETS:
Beginning of period	76,793	73,243	24,118	25,643	352,024	385,562

End of period	$103,049	$76,793	$30,093	$24,118	$221,822	$352,024
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2019
and December 31, 2018

	T. Rowe Price New America Growth Portfolio		The Merger Fund VL		Victory VIF Diversified Stock Fund— Class A Shares
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$33	$10	$343	$226	$17	$12
Net realized gain (loss) on investments	156	190	3,309	61	—	1
Realized gain distribution received	565	664	1,516	362	206	524
Change in unrealized appreciation (depreciation) on investments	1,433	(823)	(1,684)	1,590	551	(926)

Net increase (decrease) in net assets resulting from operations	2,187	41	3,484	2,239	774	(389)

Contributions and (Withdrawals):
Payments received from policyowners	1,106	1,011	5,221	4,440	461	461
Cost of insurance	(159)	(150)	(1,368)	(1,117)	(88)	(168)
Policyowners' surrenders	—	—	(4,556)	(2,633)	—	—
Net transfers from (to) Fixed Account	—	—	(24)	(593)	—	(23)
Transfers between Investment Divisions	(551)	(576)	(1,847)	(15)	—	—
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	396	285	(2,574)	82	373	270

Increase (decrease) in net assets	2,583	326	910	2,321	1,147	(119)

NET ASSETS:
Beginning of period	6,079	5,753	33,042	30,721	2,566	2,685

End of period	$8,662	$6,079	$33,952	$33,042	$3,713	$2,566
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Universal Life Separate Account-I (“VUL Separate Account-I”) was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). VUL Separate Account-I funds Group 1 policies (Variable Universal Life (“VUL”) and Survivorship Variable Universal Life (“SVUL”)—Series 1), Group 2 policies (Variable Universal Life 2000 (“VUL 2000”)—Series 1 and Single Premium Variable Universal Life (“SPVUL”)—Series 1), Group 3 policies (Pinnacle Variable Universal Life (“Pinnacle VUL”) and Pinnacle Survivorship Variable Universal Life (“Pinnacle SVUL”)), Group 4 policies (Variable Universal Life 2000 (“VUL 2000”)—Series 2, Single Premium Variable Universal Life (“SPVUL”)—Series 2 and 3, Legacy Creator Single Premium Variable Universal Life (“Legacy Creator SPVUL”), Survivorship Variable Universal Life (“SVUL”)—Series 2, Variable Universal Life Provider (“VUL Provider”), Variable Universal Life Accumulator (“VUL Accumulator”), Survivorship Variable Universal Life Accumulator (“SVUL Accumulator”), Variable Universal Life Accumulator Plus (“VUL Accumulator Plus”) and Variable Universal Life Accumulator II ("VUL Accumulator II")) and the Group 5 policy (Lifetime Wealth Variable Universal Life (“LWVUL”)). Sales of VUL were discontinued on September 28, 1999, or the date VUL 2000 was approved in a jurisdiction that had not approved it by September 28, 1999. Sales of SPVUL Series 1, VUL 2000 Series 1 and SVUL Series 1 were discontinued on May 9, 2002. Sales of SPVUL Series 2 were discontinued on May 15, 2003. Sales of VUL Provider, VUL 2000 Series 2 and SVUL Series 2 were discontinued on May 23, 2008, or the date VUL Accumulator and SVUL Accumulator were approved in a jurisdiction that had not approved the new products by May 23, 2008. Sales of Pinnacle SVUL and Pinnacle VUL were discontinued on May 23, 2008 in all jurisdictions. Sales of SPVUL Series 3 were discontinued on January 1, 2009 in all jurisdictions. Sales of LWVUL were discontinued on November 18, 2013 in all jurisdictions. Sales of VUL Accumulator were discontinued on December 31, 2013 or the date VUL Accumulator Plus was approved in a jurisdiction that had not approved the new products by December 31, 2013. Sales of Legacy Creator SPVUL were discontinued on April 6, 2015. Sales of VUL Accumulator Plus were discontinued on April 30, 2018 or the date VUL Accumulator II was approved in a jurisdiction that had not approved the new product by April 30, 2018. Sales of SVUL Accumulator were discontinued as of December 31, 2019 in all jurisdictions.
All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2, Pinnacle SVUL and SVUL Accumulator policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities, LLC and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC (“NYLIM Holdings”). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of NYLIC. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance under ASC 946.
The assets of VUL Separate Account-I are invested in the shares of the MainStay VP Funds Trust, the AB® Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, the American Century® Variable Portfolios, Inc., the American Century® Variable Portfolios II, Inc., the American Funds Insurance Series®, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the BNY Mellon Investment Fund, the BNY Mellon Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Investments VIT Funds, the Deutsche DWS Variable Series II, the DFA Investment Dimensions Group Inc., the Fidelity® Variable Insurance Products Funds, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the Lincoln Variable Insurance Products Trust, The Merger Fund, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the Morgan Stanley Variable Insurance Fund, Inc., the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., and the Victory Variable Insurance Funds (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account, Dollar-Cost Averaging (DCA) Plus Account, DCA Extension Account, DCA Extra Account and the Enhanced DCA Fixed Account represent a portion of the general account assets of NYLIAC and are not included in this report. NYLIAC’s Fixed Account, DCA Plus Account, DCA Extension Account, DCA Extra Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

As of May 1, 2019, the following Investment Division was added to one or more of the products investing in VUL Separate Account-I: Fidelity® VIP Health Care Portfolio—Initial Class
 The following Investment Divisions, with their respective Fund portfolios, are available in VUL Separate Account-I:
MainStay VP Balanced—Initial Class
MainStay VP Bond—Initial Class
MainStay VP Conservative Allocation—Initial Class
MainStay VP Cushing® Renaissance Advantage—Initial Class
MainStay VP Eagle Small Cap Growth—Initial Class
MainStay VP Emerging Markets Equity—Initial Class
MainStay VP Epoch U.S. Equity Yield—Initial Class
MainStay VP Fidelity Institutional AM® Utilities—Initial Class
MainStay VP Floating Rate—Initial Class
MainStay VP Growth Allocation—Initial Class
MainStay VP Income Builder—Initial Class
MainStay VP Indexed Bond—Initial Class
MainStay VP IQ Hedge Multi-Strategy—Initial Class
MainStay VP Janus Henderson Balanced—Initial Class
MainStay VP Large Cap Growth—Initial Class
MainStay VP MacKay Common Stock—Initial Class
MainStay VP MacKay Convertible—Initial Class
MainStay VP MacKay Government—Initial Class
MainStay VP MacKay Growth—Initial Class
MainStay VP MacKay High Yield Corporate Bond—Initial Class
MainStay VP MacKay International Equity—Initial Class
MainStay VP MacKay Mid Cap Core—Initial Class
MainStay VP MacKay S&P 500 Index—Initial Class
MainStay VP MacKay Small Cap Core—Initial Class
MainStay VP MacKay Unconstrained Bond—Initial Class
MainStay VP Mellon Natural Resources—Initial Class
MainStay VP Moderate Allocation—Initial Class
MainStay VP Moderate Growth Allocation—Initial Class
MainStay VP PIMCO Real Return—Initial Class
MainStay VP T. Rowe Price Equity Income—Initial Class
MainStay VP U.S. Government Money Market—Initial Class
AB VPS International Value Portfolio—Class A
AB VPS Small/Mid Cap Value Portfolio—Class A
Alger Capital Appreciation Portfolio—Class I-2
American Century Investments® VP Inflation Protection Fund—Class II
American Century Investments® VP International Fund—Class II
American Century Investments® VP Value Fund—Class II
American Funds IS Asset Allocation Fund—Class 2
American Funds IS Blue Chip Income and Growth Fund—Class 2
American Funds IS Global Small Capitalization Fund—Class 2
American Funds IS Growth Fund—Class 2
American Funds IS New World Fund®—Class 2
BlackRock® Global Allocation V.I. Fund—Class I
BlackRock® High Yield V.I. Fund—Class I
BNY Mellon IP Technology Growth Portfolio—Initial Shares (formerly Dreyfus IP Technology Growth Portfolio—Initial Shares)
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares (formerly Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares)

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

ClearBridge Variable Appreciation Portfolio—Class I
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1
Columbia Variable Portfolio—Small Cap Value Fund—Class 2
Delaware VIP® Diversified Income Series—Standard Class
Delaware VIP® Emerging Markets Series—Standard Class
Delaware VIP® International Value Equity Series—Standard Class
Delaware VIP® Small Cap Value Series—Standard Class
Delaware VIP® Value Series—Standard Class
DFA VA Global Bond Portfolio
DFA VA International Small Portfolio
DFA VA International Value Portfolio
DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value Portfolio
DWS Alternative Asset Allocation VIP—Class A
DWS Small Cap Index VIP—Class A
DWS Small Mid Cap Value VIP—Class A
Fidelity® VIP ContrafundSM Portfolio—Initial Class
Fidelity® VIP Emerging Markets Portfolio—Initial Class
Fidelity® VIP Equity-Income PortfolioSM—Initial Class
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class
Fidelity® VIP Growth Opportunities Portfolio—Initial Class
Fidelity® VIP Growth Portfolio—Initial Class
Fidelity® VIP Health Care Portfolio—Initial Class
Fidelity® VIP Index 500 Portfolio—Initial Class
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class
Fidelity® VIP Mid Cap Portfolio—Initial Class
Fidelity® VIP Overseas Portfolio—Initial Class
Invesco V.I. American Value Fund—Series I Shares
Invesco V.I. Global Real Estate Fund—Series I Shares
Invesco V.I. International Growth Fund—Series I Shares
Janus Henderson Enterprise Portfolio—Institutional Shares
Janus Henderson Forty Portfolio—Institutional Shares
Janus Henderson Global Research Portfolio—Institutional Shares
LVIP Baron Growth Opportunities Fund—Service Class
LVIP SSgA International Index Fund—Standard Class
LVIP SSgA Mid-Cap Index Fund—Standard Class
MFS® International Intrinsic Value Portfolio—Initial Class (formerly MFS® International Value Portfolio—Initial Class)
MFS® Investors Trust Series—Initial Class
MFS® New Discovery Series—Initial Class
MFS® Research Series—Initial Class
MFS® Total Return Bond Series—Initial Class
MFS® Value Series—Initial Class
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class
PIMCO VIT Low Duration Portfolio—Administrative Class
PIMCO VIT Low Duration Portfolio—Institutional Class

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

PIMCO VIT Total Return Portfolio—Administrative Class
PIMCO VIT Total Return Portfolio—Institutional Class
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price New America Growth Portfolio
The Merger Fund VL
Victory VIF Diversified Stock Fund—Class A Shares
________________
Not all investment options are available under all policies.

New investments to the MainStay VP MacKay Growth—Initial Class, MainStay VP Emerging Markets Equity—Initial Class, MainStay VP T. Rowe Price Equity Income—Initial Class, and Victory VIF Diversified Stock Fund—Class A Shares Investment Divisions are restricted to those policies already invested in these Investment Divisions.

On May 1, 2019, the Initial Class shares of the MainStay VP Epoch U.S. Small Cap Portfolio were merged into the Initial Class shares of the MainStay VP MacKay Small Cap Core Portfolio.

All investments into the MainStay VP Series Funds by VUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible Fund portfolio.
For SVUL, VUL 2000, SPVUL, LWVUL, VUL Provider, VUL Accumulator, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the free look period are allocated to the General Account of NYLIAC. After the free look period, these premium payments are allocated in accordance with the policyowner’s allocation instructions. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the policyowner’s allocations instructions. For Legacy Creator SPVUL, SVUL Accumulator, VUL Accumulator Plus, and VUL Accumulator II, any/all premium payments received before the Initial Premium Transfer Date will be allocated to the General Account of NYLIAC. On the Initial Premium Transfer Date, the net premium, along with any interest credited will be allocated to the Investment Divisions of VUL Separate Account-I, the Fixed Account, and/or the DCA Plus Account in accordance with the policyowner’s allocation instructions. Pinnacle VUL and Pinnacle SVUL policies issued on or after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account. VUL 2000, VUL Provider, SVUL, VUL Accumulator and SVUL Accumulator policies issued on or after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account. Legacy Creator SPVUL policies issued on or after May 15, 2009, can have the initial premium payment allocated to the 6 months DCA Extra Account. LWVUL policies issued on or after February 14, 2011, can have premium payments made in the first 12 policy months allocated to the DCA Plus Account. VUL Accumulator Plus policies issued on or after November 18, 2013, can have premium payments made in the first 12 months following the Initial Premium Transfer Date allocated to the DCA Plus Account. VUL Accumulator II policies issued on or after May 1, 2018, can have premium payments made in the first 12 months following the Initial Premium Transfer Date allocated to the DCA Plus Account or DCA Extension Account.
In addition, for all VUL, VUL 2000, SVUL, SPVUL, Legacy Creator SPVUL, LWVUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, and VUL Accumulator II policies, the policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.
No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.
Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.
Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).
Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):
The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.
The levels of the fair value hierarchy are based on the inputs to the valuation as follows:
Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.
Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s assumptions in pricing the asset or liability.
Investments in mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as Level 1.
The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 were as follows:

	Purchases	Sales
MainStay VP Balanced—Initial Class	$2,681	$1,796
MainStay VP Bond—Initial Class	3,096	2,696
MainStay VP Conservative Allocation—Initial Class	3,890	3,469
MainStay VP Cushing® Renaissance Advantage—Initial Class	415	348
MainStay VP Eagle Small Cap Growth—Initial Class	7,513	4,870
MainStay VP Emerging Markets Equity—Initial Class	1,382	2,988
MainStay VP Epoch U.S. Equity Yield—Initial Class	10,796	12,047
MainStay VP Epoch U.S. Small Cap—Initial Class	3,628	28,346
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	5,782	4,187
MainStay VP Floating Rate—Initial Class	3,362	2,677
MainStay VP Growth Allocation—Initial Class	12,954	5,103
MainStay VP Income Builder—Initial Class	5,175	4,101
MainStay VP Indexed Bond—Initial Class	1,030	314
MainStay VP IQ Hedge Multi-Strategy—Initial Class	1,548	439
MainStay VP Janus Henderson Balanced—Initial Class	13,057	12,572
MainStay VP Large Cap Growth—Initial Class	14,584	6,731
MainStay VP MacKay Common Stock—Initial Class	19,219	9,636
MainStay VP MacKay Convertible—Initial Class	9,979	4,346
MainStay VP MacKay Government—Initial Class	1,264	1,619
MainStay VP MacKay Growth—Initial Class	19,036	15,934
MainStay VP MacKay High Yield Corporate Bond—Initial Class	13,427	8,542
MainStay VP MacKay International Equity—Initial Class	7,722	4,603
MainStay VP MacKay Mid Cap Core—Initial Class	10,308	6,328
MainStay VP MacKay S&P 500 Index—Initial Class	19,541	24,448
MainStay VP MacKay Small Cap Core—Initial Class	31,690	3,025
MainStay VP MacKay Unconstrained Bond—Initial Class	3,160	1,388
MainStay VP Mellon Natural Resources—Initial Class	1,950	2,643
MainStay VP Moderate Allocation—Initial Class	5,702	7,859
MainStay VP Moderate Growth Allocation—Initial Class	12,144	8,538
MainStay VP PIMCO Real Return—Initial Class	1,816	1,048
MainStay VP T. Rowe Price Equity Income—Initial Class	7,921	7,254
MainStay VP U.S. Government Money Market—Initial Class	14,890	23,543
AB VPS International Value Portfolio—Class A	—	—
AB VPS Small/Mid Cap Value Portfolio—Class A	1,994	711
Alger Capital Appreciation Portfolio—Class I-2	323	52
American Century Investments® VP Inflation Protection Fund—Class II	12	7
American Century Investments® VP International Fund—Class II	220	496
American Century Investments® VP Value Fund—Class II	330	543
American Funds IS Asset Allocation Fund—Class 2	2,359	555
American Funds IS Blue Chip Income and Growth Fund—Class 2	3,262	1,345
American Funds IS Global Small Capitalization Fund—Class 2	1,760	253
American Funds IS Growth Fund—Class 2	2,729	441
American Funds IS New World Fund®—Class 2	2,790	971
BlackRock® Global Allocation V.I. Fund—Class I	2,156	2,985
BlackRock® High Yield V.I. Fund—Class I	1,768	663

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
BNY Mellon IP Technology Growth Portfolio—Initial Shares	$6,262	$3,227
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	541	139
ClearBridge Variable Appreciation Portfolio—Class I	971	162
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1	272	213
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	1,194	203
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	6	2
Delaware VIP® Diversified Income Series—Standard Class	35	33
Delaware VIP® Emerging Markets Series—Standard Class	602	579
Delaware VIP® International Value Equity Series—Standard Class	—	—
Delaware VIP® Small Cap Value Series—Standard Class	2,357	725
Delaware VIP® Value Series—Standard Class	15	7
DFA VA Global Bond Portfolio	38	40
DFA VA International Small Portfolio	7	3
DFA VA International Value Portfolio	11	7
DFA VA Short-Term Fixed Portfolio	4	1
DFA VA U.S. Large Value Portfolio	27	13
DFA VA U.S. Targeted Value Portfolio	8	2
DWS Alternative Asset Allocation VIP—Class A	2,377	275
DWS Small Cap Index VIP—Class A	1,487	690
DWS Small Mid Cap Value VIP—Class A	860	401
Fidelity® VIP ContrafundSM Portfolio—Initial Class	32,693	19,215
Fidelity® VIP Emerging Markets Portfolio—Initial Class	828	120
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	10,476	5,785
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	542	217
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	2,202	233
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	1,015	415
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	10,157	2,638
Fidelity® VIP Growth Portfolio—Initial Class	539	952
Fidelity® VIP Health Care Portfolio—Initial Class	791	149
Fidelity® VIP Index 500 Portfolio—Initial Class	1,414	1,842
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	128	158
Fidelity® VIP Mid Cap Portfolio—Initial Class	3,204	3,142
Fidelity® VIP Overseas Portfolio—Initial Class	686	1,053
Invesco V.I. American Value Fund—Series I Shares	818	333
Invesco V.I. Global Real Estate Fund—Series I Shares	81	79
Invesco V.I. International Growth Fund—Series I Shares	3,056	2,627
Janus Henderson Enterprise Portfolio—Institutional Shares	5,649	842
Janus Henderson Forty Portfolio—Institutional Shares	2	6
Janus Henderson Global Research Portfolio—Institutional Shares	7,776	8,192
LVIP Baron Growth Opportunities Fund—Service Class	3	3
LVIP SSgA International Index Fund—Standard Class	1,532	41
LVIP SSgA Mid-Cap Index Fund—Standard Class	2,749	1,013
MFS® International Intrinsic Value Portfolio—Initial Class	2,542	2,892
MFS® Investors Trust Series—Initial Class	2,327	480
MFS® New Discovery Series—Initial Class	3,882	995
MFS® Research Series—Initial Class	1,450	221

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
MFS® Total Return Bond Series—Initial Class	$41	$1
MFS® Value Series—Initial Class	3	—
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	30	72
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	2,805	2,258
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	2,587	2,402
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	6	20
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	1,891	610
PIMCO VIT Low Duration Portfolio—Administrative Class	18	11
PIMCO VIT Low Duration Portfolio—Institutional Class	1,023	941
PIMCO VIT Total Return Portfolio—Administrative Class	122	94
PIMCO VIT Total Return Portfolio—Institutional Class	3,847	704
T. Rowe Price Blue Chip Growth Portfolio	8	3
T. Rowe Price International Stock Portfolio	4	2
T. Rowe Price Limited-Term Bond Portfolio	17	154
T. Rowe Price New America Growth Portfolio	2	1
The Merger Fund VL	61	62
Victory VIF Diversified Stock Fund—Class A Shares	1	—
Total	$416,447	$300,160
Not all investment divisions are available under all policies.

NOTE 3—Expenses and Related Party Transactions:
New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including Candriam Belgium, Cushing® Asset Management, LP (“Cushing®”), Eagle Asset Management, Inc. (“Eagle”), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC ("FIAM"), Index IQ Advisors LLC ("IndexIQ Advisors"), Janus Capital Management LLC (“Janus”), MacKay Shields LLC (“MacKay”), Mellon Investments Corporation ("Mellon"), NYL Investors LLC (“NYLI”), Pacific Investment Management Company LLC (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Winslow Capital Management Inc. (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.
New York Life Investments, Candriam Belgium, IndexIQ Advisors, MacKay, and NYLI are all indirect, wholly-owned subsidiaries of NYLIC. Candriam Belgium is a part of Candriam Investors Group. Capital Research and Management is a wholly-owned subsidiary of The Capital Group Companies, Inc. ClearBridge is a wholly-owned subsidiary of Legg Mason, Inc. Cushing® is a wholly-owned investment advisory subsidiary of Swank Capital. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc. Epoch is a wholly-owned subsidiary of The Toronto Dominion Bank. FIAM is an indirectly held subsidiary of FMR LLC. Janus Capital is a wholly-owned subsidiary of Janus Henderson Group Plc, doing business as Janus Henderson Investors. Mellon is a specialist multi-asset investment manager formed by the combination of certain Bank of New York Mellon affiliated investment management firms. MFS is an indirect majority-owned subsidiary of Sun Life Financial Inc. PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. Winslow Capital is a wholly-owned subsidiary of Nuveen, LLC. T. Rowe Price is an independent investment advisory firms.
Effective February 28, 2020, the portfolio managers from Cushing®, subadvisors to the MainStay VP Cushing® Renaissance Advantage—Initial Class will be replaced by CBRE Clarion Securities, LLC. The fund will also be renamed as the MainStay VP CBRE Global Infrastructure—Initial Class.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
Deductions from Premiums:
NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.
State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL - Series 3, VUL Provider, LWVUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, and VUL Accumulator II policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, LWVUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, and VUL Accumulator II policies to cover federal premium taxes.
Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, LWVUL, VUL Accumulator, SVUL Accumulator, Legacy Creator SPVUL, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, and VUL Accumulator II policies to partially cover the expenses associated with selling the policies.
For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.
For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.
For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.
For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached, 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.
For LWVUL policies, in all policy years, we currently do not deduct a sales expense charge on any premium payment up to target premium 1. In each of policy years 1-7, we currently deduct 8.75% of any premium payment over target premium 1. In each of policy years 8 and subsequent, we currently do not deduct a sales expense charge on any premium payment. target premium 1 and target premium 2 are determined at the time the policy is issued, and are indicated on the policy data page.
For VUL Accumulator, VUL Accumulator Plus and SVUL Accumulator policies, currently 4.75% of any premium payment up to the target premium is deducted in policy years 1-10. Once the target premium is reached, 1.75% of any premium payment is deducted in policy years 1-5 and 0.75% of any premium payment is deducted in policy years 6-10. Beginning with the 11th policy year, NYLIAC expects to deduct 4.25% of any premium payments up to the target premium; once the target is reached, 0.25% of any premium payment is deducted in policy years 11 and beyond. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.
For VUL Accumulator II policies, currently 0.75% of any premium payment is deducted in all policy years.
For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.
For Legacy Creator SPVUL policies, the current monthly premium expense charge is deducted at an annualized rate of 2.0% of the adjusted total premium for policy years 11 and beyond. The monthly premium expense charge is guaranteed not to exceed the annual rate of 2.25% of the adjusted total premium. This charge also covers state premium tax and federal tax expenses.
Deductions from Cash Value:
NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge (deducted from the policy's cash value for Group 3, 4 & 5 policies), and are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets. The mortality and expense charge for Group 1 & 2 policies are deducted from the Investment Division and is recorded as mortality and expense risk charges in the Statement of Operations.The charges disclosed below were in effect for each of the five periods presented in the Financial Highlights section. Not all charges are deducted from all products, as shown below.
Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims processing and communicating with policyowners. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, LWVUL, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, and VUL Accumulator II:

Policy	Monthly Contract Charge Policy Year 1	Monthly Contract Charge Subsequent Policy Years
VUL	$26	$7
SVUL	60	10
VUL 2000	30	10
VUL Provider	30	10
LWVUL	15	15 in years 2-10; 10 in years 11 and beyond.
VUL Accumulator	35	15 in years 2-10; 10 in years 11 and beyond.
SVUL Accumulator	35	15 in years 2-10; 10 in years 11 and beyond.
Pinnacle VUL*	100	25
Pinnacle SVUL*	100	25
VUL Accumulator Plus	15	15 in years 2-10; 10 in years 11 and beyond.
VUL Accumulator II	10	10

Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, Legacy Creator SPVUL and SVUL - Series 2** policies monthly. This charge compensates NYLIAC for providing administrative policy services.
For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in VUL Separate Account-I and varies based on the amount of cash value in VUL Separate Account-I. The VUL Separate Account-I administrative charge percentage currently ranges from 0% to 0.20%.
________________

*	If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

**	VUL 2000 - Series 2, SPVUL - Series 2, and SVUL - Series 2 designates policies issued on and after May 10, 2002 where approved.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
For SPVUL policies, the current administrative charge is made monthly at an annualized rate of 0.60% of the policy’s cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from 0.10% to 0.60% depending on the cash value of the policy.
For SVUL - Series 2** the administrative charge is 0.10%, based on the amount of cash value in VUL Separate Account-I.
For Legacy Creator SPVUL policies, the current asset based administrative charge is deducted monthly at an annualized rate of 2.25% of the policy’s cash value for policy years 1 through 10. The monthly asset based administrative charge is guaranteed not to exceed the annual rate of 2.25% of the cash value of the policy. This charge also covers state premium tax and federal tax expenses.
Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.
Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, VUL Accumulator, SVUL Accumulator, LWVUL, Pinnacle VUL, Pinnacle SVUL, VUL Provider, VUL Accumulator Plus, and VUL Accumulator II policies.
For SVUL - Series 1 policies, this charge is $0.04 per $1,000 of the policy’s initial face amount. For SVUL - Series 2 policies, this charge is $0.04 per $1,000 of the policy’s current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.
For VUL Accumulator Plus, this charge is currently deducted during the first 10 policy years and is based on the insured’s age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 21 and beyond.
For VUL Accumulator II, this charge is currently deducted during the first 10 policy years and is based on the insured’s age, gender, risk class, policy duration and face amount. NYLIAC does not expect to deduct this charge in years 21 and beyond.
For VUL Accumulator and LWVUL policies, this charge is based on the insured’s age, gender, risk class and face amount plus any term insurance benefit. NYLIAC does not expect to deduct this charge in years 21 and beyond.
For SVUL Accumulator policies, this charge is based on insured’s age, gender, risk class and face amount plus any term insurance benefit. NYLIAC does not expect to deduct this charge in years 31 and beyond.
For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy’s face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.
For VUL Provider policies, this charge is $0.07 per $1,000 of the policy’s face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.
Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy’s cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy’s cash value for Series 1 and 2. The current 0.90% deferred sales expense is comprised of 0.40% for sales expenses, 0.30% for state taxes and 0.20% for federal taxes. For SPVUL - Series 3*** currently the deferred sales expense charge is equal to 0.40%.
________________

** VUL 2000 - Series 2, SPVUL - Series 2, and SVUL - Series 2 designates policies issued on and after May 10, 2002 where approved.

*** SPVUL - Series 3 designates policies issued on and after May 16, 2003 where approved.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge as follows:
Group 1 & 2 Policies: NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the Investment Divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL - Series 1, 0.50% for VUL 2000 - Series 1 and 0.50% for SPVUL - Series 1.
Group 3 Policies: For Pinnacle VUL and Pinnacle SVUL mortality and expense risk charges are based on net assets and the percent ranges from 0.25% to 0.55% in policy years 1-20; and in policy years 21 and beyond, the percentage ranges from 0.05% to 0.35%. In policy years 1-20, if the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by 0.30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by 0.55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.
Group 4 Policies: For SPVUL - Series 2** and VUL 2000 - Series 2** policies, NYLIAC deducts a monthly mortality and expense risk charge at an annual rate of 0.50% of the cash value in VUL Separate Account-I and for SVUL - Series 2** policies, the mortality and expense risk charge is deducted monthly at an annual rate of 0.60% of the cash value in VUL Separate Account-I.
For VUL Accumulator, VUL Accumulator Plus and SVUL Accumulator policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.55% to 0.15% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator, SVUL Accumulator, and VUL Accumulator Plus policies will never exceed an annual rate of 0.75%.
For VUL Accumulator II policies, the monthly mortality and expense risk charge is currently 0.10% annually of the cash value in the VUL Separate Account-I. NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator II policies will never exceed an annual rate of 0.50%.
For VUL Provider policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.70% to 0.05% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV), the mortality and expense risk charge currently ranges from 1.00% to 0.05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.
For Legacy Creator SPVUL policies, the current mortality and expense risk charge is deducted monthly at an annual rate of 0.50% of the cash value in VUL Separate Account-I. The mortality and expense charge is guaranteed not to exceed the annual rate of 0.75% of the cash value in VUL Separate Account-I.
Group 5 Policies: For LWVUL policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.75% to 0.25% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). NYLIAC guarantees that the mortality and expense risk charge on LWVUL policies will never exceed an annual rate of 0.75%.
Surrender Charges:
Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, SPVUL, Legacy Creator SPVUL, VUL Accumulator Plus, and VUL Accumulator II policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying Statement of Changes in Net Assets. In addition, a new surrender charge period will apply to face amount increases.
________________

** VUL 2000 - Series 2, SPVUL - Series 2, and SVUL - Series 2 designates policies issued on and after May 10, 2002 where approved.

**** Includes a 0.10% administrative service charge.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
For VUL, SVUL and VUL 2000 policies, this charge is deducted during the first 15 policy years or within 15 years after a face amount increase. For VUL Provider, VUL Accumulator, SVUL Accumulator and VUL Accumulator Plus this charge is deducted for the first 10 policy years or within 10 years after a face amount increase. For VUL Accumulator II policies, the applicable surrender charge period will vary according to the insured's age at the time the policy is issued.
For VUL, the maximum surrender charge is shown on the policy’s data page. For VUL 2000 - Series 1, VUL Provider, VUL Accumulator, SVUL Accumulator, VUL Accumulator Plus, and VUL Accumulator II the maximum surrender charge is the lesser of 50% of total premiums paid or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.
Initially for VUL 2000 - Series 2** policies, the maximum surrender charge is the lesser of 50% of total premiums paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.
For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy’s target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.
For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year 10 and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.
For Legacy Creator SPVUL, the surrender charge is deducted during the first 9 policy years. The surrender charge is assessed on the amount of the cash value withdrawn in any policy year that is in excess of the surrender charge free window. The surrender charge free window is the greater of 10% of the policy cash value (minus any partial withdrawals already taken in that year) or 100% of the policy gain. The surrender charge percentage declines each policy year from 7.50% in the first year to 0% in year 10 and later.
VUL Separate Account-I policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of either NYLIAC or VUL Separate Account-I. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.24%, distribution (12b-1) fees range from 0.00% to 0.25%, other expenses range from 0.00% to 0.93%, and acquired fund fees and expenses range from 0.00% to 0.88%. These ranges are shown as a percentage of average net assets as of December 31, 2018, and approximate the ranges as of December 31, 2019.
________________
** VUL 2000 - Series 2, SPVUL - Series 2, and SVUL - Series 2 designates policies issued on and after May 10, 2002 where approved.

NOTE 4—Distribution of Net Income:

VUL Separate Account-I does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2019 and 2018 were as follows:

	2019			2018
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Balanced—Initial Class	72	(76)	(4)	83	(75)	8
MainStay VP Bond—Initial Class	94	(108)	(14)	81	(139)	(58)
MainStay VP Conservative Allocation—Initial Class	151	(173)	(22)	172	(213)	(41)
MainStay VP Cushing® Renaissance Advantage—Initial Class	42	(36)	6	39	(6)	33
MainStay VP Eagle Small Cap Growth—Initial Class	79	(252)	(173)	85	(269)	(184)
MainStay VP Emerging Markets Equity—Initial Class	102	(319)	(217)	152	(486)	(334)
MainStay VP Epoch U.S. Equity Yield—Initial Class	43	(413)	(370)	39	(430)	(391)
MainStay VP Epoch U.S. Small Cap—Initial Class	12	(1,076)	(1,064)	51	(122)	(71)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	151	(226)	(75)	186	(283)	(97)
MainStay VP Floating Rate—Initial Class	156	(169)	(13)	162	(123)	39
MainStay VP Growth Allocation—Initial Class	258	(239)	19	280	(308)	(28)
MainStay VP Income Builder—Initial Class	68	(118)	(50)	40	(160)	(120)
MainStay VP Indexed Bond—Initial Class	97	(29)	68	93	(10)	83
MainStay VP IQ Hedge Multi-Strategy—Initial Class	169	(54)	115	965	(10)	955
MainStay VP Janus Henderson Balanced—Initial Class	147	(646)	(499)	161	(711)	(550)
MainStay VP Large Cap Growth—Initial Class	169	(196)	(27)	226	(199)	27
MainStay VP MacKay Common Stock—Initial Class	62	(202)	(140)	65	(198)	(133)
MainStay VP MacKay Convertible—Initial Class	111	(109)	2	76	(129)	(53)
MainStay VP MacKay Government—Initial Class	50	(77)	(27)	70	(101)	(31)
MainStay VP MacKay Growth—Initial Class	23	(454)	(431)	36	(541)	(505)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	136	(197)	(61)	141	(301)	(160)
MainStay VP MacKay International Equity—Initial Class	49	(155)	(106)	129	(127)	2
MainStay VP MacKay Mid Cap Core—Initial Class	65	(145)	(80)	49	(186)	(137)
MainStay VP MacKay S&P 500 Index—Initial Class	271	(531)	(260)	258	(678)	(420)
MainStay VP MacKay Small Cap Core—Initial Class	2,173	(237)	1,936	120	(169)	(49)
MainStay VP MacKay Unconstrained Bond—Initial Class	191	(109)	82	231	(106)	125
MainStay VP Mellon Natural Resources—Initial Class	299	(442)	(143)	317	(415)	(98)
MainStay VP Moderate Allocation—Initial Class	123	(383)	(260)	190	(298)	(108)
MainStay VP Moderate Growth Allocation—Initial Class	147	(384)	(237)	223	(231)	(8)
MainStay VP PIMCO Real Return—Initial Class	141	(97)	44	163	(92)	71
MainStay VP T. Rowe Price Equity Income—Initial Class	42	(360)	(318)	36	(525)	(489)
MainStay VP U.S. Government Money Market—Initial Class	11,257	(18,843)	(7,586)	18,893	(17,744)	1,149
AB VPS International Value Portfolio—Class A	—	—	—	—	—	—
AB VPS Small/Mid Cap Value Portfolio—Class A	32	(30)	2	29	(54)	(25)
Alger Capital Appreciation Portfolio—Class I-2	2	(1)	1	—	(6)	(6)
American Century Investments® VP Inflation Protection Fund—Class II	—	—	—	—	—	—
American Century Investments® VP International Fund—Class II	2	(17)	(15)	2	(2)	—
American Century Investments® VP Value Fund—Class II	2	(13)	(11)	2	(7)	(5)
American Funds IS Asset Allocation Fund—Class 2	211	(51)	160	67	(4)	63

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2019			2018
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Blue Chip Income and Growth Fund—Class 2	262	(123)	139	315	(13)	302
American Funds IS Global Small Capitalization Fund—Class 2	128	(20)	108	74	(19)	55
American Funds IS Growth Fund—Class 2	206	(36)	170	127	(8)	119
American Funds IS New World Fund®—Class 2	178	(79)	99	353	(44)	309
BlackRock® Global Allocation V.I. Fund—Class I	133	(291)	(158)	1,974	(169)	1,805
BlackRock® High Yield V.I. Fund—Class I	129	(55)	74	75	(35)	40
BNY Mellon IP Technology Growth Portfolio—Initial Shares	58	(78)	(20)	115	(87)	28
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	2	(5)	(3)	7	(9)	(2)
ClearBridge Variable Appreciation Portfolio—Class I	66	(12)	54	39	(7)	32
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1	33	(27)	6	31	(33)	(2)
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	91	(17)	74	71	(27)	44
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	—	—	—	—	(1)	(1)
Delaware VIP® Diversified Income Series—Standard Class	3	(2)	1	—	—	—
Delaware VIP® Emerging Markets Series—Standard Class	34	(42)	(8)	113	(68)	45
Delaware VIP® International Value Equity Series—Standard Class	—	—	—	—	—	—
Delaware VIP® Small Cap Value Series—Standard Class	72	(37)	35	124	(48)	76
Delaware VIP® Value Series—Standard Class	1	—	1	—	—	—
DFA VA Global Bond Portfolio	3	(3)	—	—	(2)	(2)
DFA VA International Small Portfolio	—	—	—	1	(1)	—
DFA VA International Value Portfolio	1	(1)	—	1	(1)	—
DFA VA Short-Term Fixed Portfolio	—	—	—	—	(2)	(2)
DFA VA U.S. Large Value Portfolio	1	(1)	—	1	(1)	—
DFA VA U.S. Targeted Value Portfolio	—	—	—	—	(4)	(4)
DWS Alternative Asset Allocation VIP—Class A	207	(25)	182	147	(46)	101
DWS Small Cap Index VIP—Class A	135	(69)	66	32	(1)	31
DWS Small Mid Cap Value VIP—Class A	25	(20)	5	53	(36)	17
Fidelity® VIP ContrafundSM Portfolio—Initial Class	69	(370)	(301)	147	(380)	(233)
Fidelity® VIP Emerging Markets Portfolio—Initial Class	84	(12)	72	47	(4)	43
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	134	(163)	(29)	131	(201)	(70)
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	25	(14)	11	23	(32)	(9)
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	126	(14)	112	61	(33)	28
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	50	(25)	25	63	(33)	30
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	418	(114)	304	178	(37)	141
Fidelity® VIP Growth Portfolio—Initial Class	—	(25)	(25)	4	(9)	(5)
Fidelity® VIP Health Care Portfolio—Initial Class	73	(14)	59	—	—	—
Fidelity® VIP Index 500 Portfolio—Initial Class	17	(54)	(37)	69	(52)	17
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	6	(9)	(3)	3	(3)	—
Fidelity® VIP Mid Cap Portfolio—Initial Class	87	(100)	(13)	126	(64)	62
Fidelity® VIP Overseas Portfolio—Initial Class	13	(41)	(28)	8	(11)	(3)
Invesco V.I. American Value Fund—Series I Shares	29	(18)	11	28	(26)	2
Invesco V.I. Global Real Estate Fund—Series I Shares	4	(4)	—	—	—	—

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2019			2018
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. International Growth Fund—Series I Shares	93	(179)	(86)	241	(108)	133
Janus Henderson Enterprise Portfolio—Institutional Shares	403	(62)	341	262	(32)	230
Janus Henderson Forty Portfolio—Institutional Shares	—	(1)	(1)	—	—	—
Janus Henderson Global Research Portfolio—Institutional Shares	46	(317)	(271)	78	(336)	(258)
LVIP Baron Growth Opportunities Fund—Service Class	—	—	—	—	—	—
LVIP SSgA International Index Fund—Standard Class	148	(4)	144	97	(3)	94
LVIP SSgA Mid-Cap Index Fund—Standard Class	242	(90)	152	25	(1)	24
MFS® International Intrinsic Value Portfolio—Initial Class	84	(142)	(58)	217	(73)	144
MFS® Investors Trust Series—Initial Class	104	(28)	76	137	(23)	114
MFS® New Discovery Series—Initial Class	86	(43)	43	112	(55)	57
MFS® Research Series—Initial Class	46	(9)	37	43	(14)	29
MFS® Total Return Bond Series—Initial Class	3	—	3	—	—	—
MFS® Value Series—Initial Class	1	—	1	—	—	—
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	—	(2)	(2)	1	(3)	(2)
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	84	(126)	(42)	106	(200)	(94)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	77	(117)	(40)	97	(111)	(14)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	—	(1)	(1)	1	(1)	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	133	(48)	85	119	(49)	70
PIMCO VIT Low Duration Portfolio—Administrative Class	—	(1)	(1)	1	(4)	(3)
PIMCO VIT Low Duration Portfolio—Institutional Class	93	(90)	3	64	(28)	36
PIMCO VIT Total Return Portfolio—Administrative Class	5	(6)	(1)	14	(5)	9
PIMCO VIT Total Return Portfolio—Institutional Class	305	(60)	245	225	(85)	140
T. Rowe Price Blue Chip Growth Portfolio	—	—	—	—	—	—
T. Rowe Price International Stock Portfolio	—	—	—	—	—	—
T. Rowe Price Limited-Term Bond Portfolio	1	(10)	(9)	1	(3)	(2)
T. Rowe Price New America Growth Portfolio	—	—	—	—	—	—
The Merger Fund VL	5	(5)	—	—	—	—
Victory VIF Diversified Stock Fund—Class A Shares	—	—	—	—	—	—
Not all investment divisions are available under all policies.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

The following table presents financial highlights for each Investment Division as of December 31, 2019, 2018, 2017, 2016 and 2015:

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Balanced—Initial Class	2019	$18,653	766	$18.10 to $25.24	15.9% to 16.8%	2.0%
	2018	16,084	770	15.50 to 21.62	(8.0%) to (7.4%)	1.6%
	2017	17,209	762	16.74 to 23.33	9.3% to 10.0%	1.3%
	2016	15,666	761	15.21 to 21.21	9.5% to 10.2%	1.4%
	2015	14,037	750	13.80 to 19.24	(3.3%) to (2.6%)	1.1%
MainStay VP Bond—Initial Class	2019	$34,315	1,365	$12.45 to $31.65	8.4% to 9.1%	2.7%
	2018	31,939	1,379	11.41 to 29.21	(1.7%) to (1.0%)	2.8%
	2017	33,781	1,437	11.53 to 29.71	3.1% to 3.8%	2.5%
	2016	32,788	1,442	11.10 to 28.81	2.8% to 3.5%	2.6%
	2015	32,758	1,481	10.72 to 28.02	(0.5%) to 0.2%	2.4%
MainStay VP Conservative Allocation—Initial Class	2019	$16,327	788	$15.27 to $21.56	14.0% to 14.8%	2.7%
	2018	14,616	810	13.30 to 18.77	(7.1%) to (6.5%)	2.5%
	2017	16,481	851	18.66 to 20.07	10.0% to 10.8%	2.0%
	2016	16,599	948	16.96 to 18.11	5.6% to 6.4%	2.6%
	2015	16,171	980	12.07 to 17.03	(2.1%) to (1.4%)	2.2%
MainStay VP Cushing® Renaissance Advantage—Initial Class	2019	$1,009	105	$9.39 to $9.64	4.6% to 5.3%	0.0%
	2018	906	99	8.98 to 9.15	(28.2%) to (27.7%)	0.0%
	2017	828	66	12.51 to 12.65	7.1% to 7.9%	0.0%
	2016	326	28	11.67 to 11.73	16.7% to 17.3%	0.2%
MainStay VP Eagle Small Cap Growth—Initial Class	2019	$50,845	2,550	$19.45 to $20.55	24.7% to 25.6%	0.0%
	2018	43,373	2,723	15.60 to 16.36	(9.5%) to (8.9%)	0.0%
	2017	50,999	2,907	17.24 to 17.96	22.0% to 22.8%	0.0%
	2016	45,284	3,159	14.13 to 14.62	9.2% to 10.0%	0.0%
	2015	45,017	3,441	12.94 to 13.29	(1.6%) to (0.9%)	0.0%
MainStay VP Emerging Markets Equity—Initial Class	2019	$36,396	3,639	$9.69 to $10.24	19.2% to 20.1%	1.4%
	2018	32,203	3,856	8.13 to 8.53	(21.1%) to (20.5%)	1.4%
	2017	44,162	4,190	10.30 to 10.73	42.1% to 43.1%	1.2%
	2016	31,732	4,297	7.25 to 7.50	5.5% to 6.2%	0.5%
	2015	30,616	4,392	6.87 to 7.06	(16.8%) to (16.2%)	1.3%
MainStay VP Epoch U.S. Equity Yield—Initial Class	2019	$137,501	4,457	$21.71 to $34.60	23.3% to 24.2%	3.2%
	2018	120,251	4,827	17.48 to 27.86	(5.9%) to (5.2%)	2.1%
	2017	137,568	5,218	18.44 to 29.40	17.8% to 18.7%	1.3%
	2016	126,618	5,679	15.54 to 24.78	4.2% to 4.9%	1.1%
	2015	131,940	6,189	14.82 to 23.62	(4.5%) to (3.8%)	2.7%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Epoch U.S. Small Cap—Initial Class	2019	$—	—	$—	—	—
	2018	23,898	1,064	21.50 to 22.91	(16.7%) to (16.1%)	0.7%
	2017	30,407	1,135	25.80 to 27.30	15.0% to 15.8%	0.5%
	2016	27,306	1,178	22.44 to 23.57	15.4% to 16.2%	0.4%
	2015	24,031	1,202	19.45 to 20.29	(4.5%) to (3.9%)	0.5%
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	2019	$49,157	2,479	$19.02 to $20.09	22.4% to 23.3%	2.5%
	2018	41,131	2,554	15.54 to 16.30	0.1% to 0.8%	1.2%
	2017	42,396	2,651	15.52 to 16.17	13.9% to 14.7%	4.1%
	2016	36,712	2,631	13.63 to 14.10	10.7% to 11.4%	3.1%
	2015	32,379	2,582	12.31 to 12.65	(15.0%) to (14.4%)	4.1%
MainStay VP Floating Rate—Initial Class	2019	$18,051	1,070	$13.42 to $17.53	7.7% to 8.5%	4.9%
	2018	16,826	1,083	12.37 to 16.16	(0.8%) to (0.1%)	4.8%
	2017	16,320	1,044	12.38 to 16.18	3.3% to 4.0%	4.2%
	2016	16,457	1,095	11.90 to 15.55	7.7% to 8.4%	3.9%
	2015	16,936	1,222	10.98 to 14.35	(0.3%) to 0.4%	3.9%
MainStay VP Growth Allocation—Initial Class	2019	$83,143	3,503	$22.19 to $24.07	23.7% to 24.6%	3.0%
	2018	66,326	3,484	17.94 to 19.32	(13.4%) to (12.8%)	1.5%
	2017	76,504	3,512	20.71 to 22.15	21.8% to 22.7%	1.0%
	2016	60,070	3,383	17.00 to 18.06	6.8% to 7.6%	1.6%
	2015	51,447	3,117	15.91 to 16.79	(3.8%) to (3.1%)	1.9%
MainStay VP Income Builder—Initial Class	2019	$66,101	1,831	$18.18 to $49.25	17.2% to 18.1%	4.8%
	2018	57,813	1,881	15.40 to 42.01	(5.9%) to (5.2%)	2.8%
	2017	65,325	2,001	16.25 to 44.63	11.7% to 12.5%	3.7%
	2016	61,624	2,102	14.44 to 39.94	8.5% to 9.3%	4.3%
	2015	59,648	2,198	13.21 to 36.79	(4.2%) to (3.5%)	4.7%
MainStay VP Indexed Bond—Initial Class	2019	$1,785	165	$10.71 to $10.91	7.5% to 8.3%	0.0%
	2018	973	97	9.96 to 10.08	(1.4%) to (0.7%)	0.0%
	2017	142	14	10.10 to 10.15	1.0% to 1.5%	0.0%
MainStay VP IQ Hedge Multi-Strategy—Initial Class	2019	$9,048	1,070	$8.15 to $8.48	7.7% to 8.5%	0.0%
	2018	7,441	955	7.57 to 7.82	(1.7%) to (1.7%)	0.0%
MainStay VP Janus Henderson Balanced—Initial Class	2019	$151,156	7,351	$20.08 to $21.22	22.1% to 22.9%	1.8%
	2018	131,764	7,850	16.45 to 17.26	(0.3%) to 0.4%	1.8%
	2017	140,929	8,400	16.50 to 17.19	17.5% to 18.3%	1.8%
	2016	128,135	9,005	14.04 to 14.53	4.0% to 4.7%	1.9%
	2015	130,058	9,534	13.50 to 13.87	0.0% to 0.7%	1.9%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Large Cap Growth—Initial Class	2019	$83,741	2,209	$26.58 to $45.05	32.7% to 33.6%	0.0%
	2018	63,596	2,236	20.03 to 33.71	2.8% to 3.6%	0.0%
	2017	60,129	2,209	19.48 to 32.55	31.5% to 32.4%	0.0%
	2016	49,851	2,418	14.81 to 24.59	(3.0%) to (2.3%)	0.0%
	2015	51,415	2,442	15.27 to 25.16	5.4% to 6.2%	0.0%
MainStay VP MacKay Common Stock—Initial Class	2019	$117,910	2,364	$32.26 to $83.12	25.3% to 26.2%	1.5%
	2018	99,909	2,504	25.69 to 66.32	(6.5%) to (5.8%)	1.6%
	2017	112,153	2,637	27.43 to 70.94	22.0% to 22.8%	1.4%
	2016	98,677	2,831	22.44 to 58.16	8.4% to 9.1%	1.5%
	2015	97,719	3,023	20.67 to 53.67	0.1% to 0.9%	1.3%
MainStay VP MacKay Convertible—Initial Class	2019	$60,227	1,441	$20.35 to $53.08	21.6% to 22.5%	1.5%
	2018	49,229	1,439	16.62 to 43.65	(3.0%) to (2.3%)	1.6%
	2017	52,401	1,492	17.00 to 44.98	11.2% to 12.0%	1.7%
	2016	47,245	1,503	15.18 to 40.45	11.3% to 12.1%	3.9%
	2015	45,167	1,603	13.55 to 36.34	(2.0%) to (1.3%)	2.7%
MainStay VP MacKay Government—Initial Class	2019	$15,121	708	$11.42 to $26.06	4.7% to 5.4%	2.0%
	2018	14,977	735	10.83 to 24.89	(0.8%) to (0.1%)	2.6%
	2017	15,601	766	10.84 to 25.08	1.4% to 2.1%	2.7%
	2016	16,556	824	10.61 to 24.74	0.4% to 1.1%	2.3%
	2015	17,349	864	10.50 to 24.65	(0.2%) to 0.5%	2.8%
MainStay VP MacKay Growth—Initial Class	2019	$214,688	5,788	$20.72 to $53.18	29.1% to 30.0%	0.6%
	2018	178,353	6,219	16.02 to 41.19	(4.9%) to (4.2%)	0.6%
	2017	202,459	6,724	16.81 to 43.32	29.5% to 30.4%	0.3%
	2016	167,686	7,220	12.96 to 33.45	(0.3%) to 0.4%	0.2%
	2015	181,713	7,804	12.97 to 33.55	1.9% to 2.6%	0.0%
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2019	$150,597	3,548	$17.43 to $56.59	12.4% to 13.2%	5.7%
	2018	136,151	3,609	15.39 to 50.33	(2.2%) to (1.5%)	5.9%
	2017	144,927	3,769	15.62 to 51.44	6.1% to 6.9%	6.0%
	2016	136,181	3,753	14.62 to 48.48	15.4% to 16.2%	5.8%
	2015	120,357	3,818	12.58 to 42.00	(2.3%) to (1.6%)	5.9%
MainStay VP MacKay International Equity—Initial Class	2019	$52,787	1,646	$15.90 to $38.98	23.9% to 24.8%	0.4%
	2018	45,185	1,752	12.74 to 31.45	(12.2%) to (11.6%)	1.2%
	2017	51,003	1,750	14.40 to 35.81	31.7% to 32.6%	0.6%
	2016	40,594	1,841	10.86 to 27.19	(5.6%) to (4.9%)	0.8%
	2015	45,672	1,960	11.43 to 28.81	5.4% to 6.2%	1.0%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP MacKay Mid Cap Core—Initial Class	2019	$105,960	2,262	$41.74 to $49.75	22.0% to 22.9%	1.1%
	2018	89,281	2,342	34.21 to 40.49	(12.6%) to (12.0%)	1.0%
	2017	107,400	2,479	39.13 to 45.99	18.3% to 19.1%	1.1%
	2016	97,872	2,689	33.08 to 38.60	10.4% to 11.2%	0.8%
	2015	95,583	2,916	29.96 to 34.72	(4.4%) to (3.7%)	0.5%
MainStay VP MacKay S&P 500 Index—Initial Class	2019	$435,766	8,852	$32.04 to $94.72	30.3% to 31.2%	1.7%
	2018	343,966	9,112	24.53 to 72.67	(5.2%) to (4.5%)	1.4%
	2017	378,353	9,532	25.82 to 76.65	20.6% to 21.5%	1.4%
	2016	317,932	9,601	21.36 to 63.53	10.8% to 11.6%	1.6%
	2015	296,799	9,924	19.23 to 57.32	0.4% to 1.1%	1.4%
MainStay VP MacKay Small Cap Core—Initial Class	2019	$43,830	3,252	$13.23 to $13.58	17.0% to 17.8%	0.2%
	2018	15,101	1,316	11.31 to 11.52	(15.7%) to (15.1%)	0.0%
	2017	18,481	1,365	13.42 to 13.57	13.1% to 13.9%	0.0%
	2016	16,391	1,377	11.86 to 11.91	18.6% to 19.1%	0.3%
MainStay VP MacKay Unconstrained Bond—Initial Class	2019	$21,114	1,604	$12.57 to $13.26	6.3% to 7.1%	3.5%
	2018	18,713	1,522	11.82 to 12.38	(1.9%) to (1.2%)	3.4%
	2017	17,394	1,397	12.05 to 12.54	4.1% to 4.8%	3.2%
	2016	13,233	1,113	11.58 to 11.96	6.8% to 7.5%	3.6%
	2015	9,015	815	10.84 to 11.13	(3.1%) to (2.4%)	3.6%
MainStay VP Mellon Natural Resources—Initial Class	2019	$26,707	4,165	$6.15 to $6.50	15.8% to 16.6%	0.8%
	2018	23,721	4,308	5.31 to 5.57	(29.1%) to (28.6%)	0.0%
	2017	34,026	4,406	7.49 to 7.81	(1.4%) to (0.7%)	0.0%
	2016	35,725	4,589	7.60 to 7.86	42.3% to 43.3%	0.6%
	2015	25,314	4,652	5.34 to 5.48	(33.4%) to (33.0%)	0.4%
MainStay VP Moderate Allocation—Initial Class	2019	$45,283	2,030	$16.88 to $23.11	17.5% to 18.3%	3.1%
	2018	43,161	2,290	14.27 to 19.54	(9.0%) to (8.4%)	2.3%
	2017	49,419	2,398	15.58 to 21.33	14.2% to 15.0%	1.7%
	2016	43,873	2,440	13.55 to 18.55	5.7% to 6.4%	2.2%
	2015	41,551	2,456	12.74 to 17.43	(2.3%) to (1.6%)	2.4%
MainStay VP Moderate Growth Allocation—Initial Class	2019	$91,615	3,899	$18.49 to $24.16	20.6% to 21.4%	3.2%
	2018	80,133	4,136	15.23 to 19.90	(11.4%) to (10.7%)	1.9%
	2017	90,089	4,144	17.06 to 22.29	17.8% to 18.6%	1.5%
	2016	76,025	4,141	14.38 to 18.79	6.8% to 7.6%	2.1%
	2015	68,000	3,978	13.37 to 17.47	(3.0%) to (2.4%)	2.4%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP PIMCO Real Return—Initial Class	2019	$10,354	944	$10.53 to $11.12	8.1% to 8.9%	3.2%
	2018	9,076	900	9.73 to 10.21	(3.2%) to (2.6%)	1.6%
	2017	8,598	829	10.06 to 10.48	2.7% to 3.5%	1.7%
	2016	8,458	844	9.79 to 10.13	4.6% to 5.3%	1.7%
	2015	8,313	872	9.37 to 9.62	(3.1%) to (2.4%)	4.4%
MainStay VP T. Rowe Price Equity Income—Initial Class	2019	$73,230	3,353	$21.13 to $22.33	25.5% to 26.4%	2.3%
	2018	63,620	3,671	16.84 to 17.67	(10.0%) to (9.4%)	2.0%
	2017	79,799	4,160	18.72 to 19.50	15.4% to 16.2%	2.1%
	2016	74,834	4,521	16.22 to 16.78	18.0% to 18.8%	1.9%
	2015	69,488	4,975	13.75 to 14.12	(7.4%) to (6.8%)	1.7%
MainStay VP U.S. Government Money Market—Initial Class	2019	$36,872	28,736	$1.04 to $1.51	1.1% to 1.8%	1.8%
	2018	45,526	36,322	1.02 to 1.50	0.7% to 1.4%	1.4%
	2017	44,892	35,173	1.00 to 1.49	(0.3%) to 0.4%	0.4%
	2016	50,554	39,698	1.00 to 1.49	(0.7%) to 0.0%	0.0%
	2015	42,815	34,273	1.00 to 1.50	(0.7%) to 0.0%	0.0%
AB VPS International Value Portfolio—Class A	2019	$—	—	$11.75 to $11.75	17.1% to 17.1%	3.0%
	2018	—	—	10.03 to 10.03	(22.8%) to (22.8%)	3.8%
	2017	—	—	12.99 to 12.99	25.4% to 25.4%	6.7%
	2016	—	—	10.36 to 10.36	(0.5%) to (0.5%)	0.1%
	2015	—	—	10.41 to 10.41	2.6% to 2.6%	2.5%
AB VPS Small/Mid Cap Value Portfolio—Class A	2019	$11,337	452	$23.14 to $25.81	19.3% to 20.1%	0.6%
	2018	9,402	450	19.40 to 21.49	(15.6%) to (15.0%)	0.5%
	2017	11,673	475	22.99 to 25.29	12.4% to 13.1%	0.5%
	2016	10,224	470	20.47 to 22.35	24.2% to 25.1%	0.6%
	2015	8,544	492	16.48 to 17.87	(6.1%) to (5.5%)	0.8%
Alger Capital Appreciation Portfolio—Class I-2	2019	$2,191	31	$31.64 to $75.25	33.6% to 33.6%	0.0%
	2018	1,610	30	23.69 to 56.34	(0.1%) to (0.1%)	0.1%
	2017	1,949	36	23.71 to 56.39	31.1% to 31.1%	0.2%
	2016	1,506	36	18.09 to 43.02	0.5% to 0.5%	0.2%
	2015	1,772	43	18.00 to 42.81	6.2% to 6.2%	0.1%
American Century Investments® VP Inflation Protection Fund—Class II	2019	$330	20	$12.87 to $16.97	8.9% to 8.9%	2.3%
	2018	306	20	11.82 to 15.58	(2.8%) to (2.8%)	2.9%
	2017	314	20	12.16 to 16.04	3.7% to 3.7%	2.7%
	2016	266	18	11.73 to 15.47	4.4% to 4.4%	1.8%
	2015	258	18	11.24 to 14.82	(2.5%) to (2.5%)	2.0%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
American Century Investments® VP International Fund—Class II	2019	$2,761	88	$31.50 to $31.50	28.1% to 28.1%	0.8%
	2018	2,534	103	24.58 to 24.58	(15.3%) to (15.3%)	1.1%
	2017	2,987	103	29.02 to 29.02	30.9% to 30.9%	0.7%
	2016	2,099	95	22.16 to 22.16	(5.6%) to (5.6%)	0.9%
	2015	2,215	94	23.47 to 23.47	0.5% to 0.5%	0.2%
American Century Investments® VP Value Fund—Class II	2019	$3,492	84	$41.76 to $41.76	26.9% to 26.9%	1.9%
	2018	3,134	95	32.91 to 32.91	(9.3%) to (9.3%)	1.5%
	2017	3,642	100	36.27 to 36.27	8.6% to 8.6%	1.5%
	2016	3,307	99	33.41 to 33.41	20.3% to 20.3%	1.6%
	2015	1,892	68	27.77 to 27.77	(4.0%) to (4.0%)	2.0%
American Funds IS Asset Allocation Fund— Class 2	2019	$2,581	223	$11.50 to $11.64	20.4% to 21.2%	2.3%
	2018	607	63	9.56 to 9.56	(4.4%) to (4.0%)	3.0%
American Funds IS Blue Chip Income and Growth Fund—Class 2	2019	$5,263	449	$11.59 to $11.77	20.5% to 21.4%	2.1%
	2018	3,000	310	9.62 to 9.69	(9.3%) to (8.7%)	2.9%
	2017	80	8	10.60 to 10.61	6.0% to 6.1%	2.0%
American Funds IS Global Small Capitalization Fund—Class 2	2019	$3,403	243	$13.62 to $14.08	30.6% to 31.5%	0.2%
	2018	1,440	135	10.43 to 10.70	(11.2%) to (10.5%)	0.1%
	2017	951	80	11.74 to 11.96	25.0% to 25.9%	0.4%
	2016	437	46	9.39 to 9.50	1.4% to 2.1%	0.6%
	2015	270	29	9.26 to 9.31	(7.4%) to (6.9%)	0.0%
American Funds IS Growth Fund—Class 2	2019	$3,909	294	$13.15 to $13.35	29.9% to 30.8%	0.8%
	2018	1,266	124	10.13 to 10.21	(0.9%) to (0.2%)	0.7%
	2017	54	5	10.23 to 10.23	2.3% to 2.3%	0.2%
American Funds IS New World Fund®—Class 2	2019	$15,143	1,122	$13.05 to $13.58	28.2% to 29.1%	1.0%
	2018	10,693	1,023	10.18 to 10.51	(14.6%) to (14.0%)	0.9%
	2017	8,692	714	11.92 to 12.23	28.5% to 29.4%	1.0%
	2016	5,142	546	9.27 to 9.45	4.5% to 5.3%	0.9%
	2015	3,217	359	8.87 to 8.98	(3.8%) to (3.1%)	0.6%
BlackRock® Global Allocation V.I. Fund—Class I	2019	$18,114	1,647	$10.90 to $11.03	17.2% to 18.0%	1.2%
	2018	16,843	1,805	9.32 to 9.35	(7.0%) to (6.5%)	1.0%
BlackRock® High Yield V.I. Fund—Class I	2019	$4,345	336	$12.55 to $13.06	14.5% to 15.3%	5.3%
	2018	2,945	262	10.96 to 11.32	(3.3%) to (2.7%)	5.4%
	2017	2,562	222	11.34 to 11.63	6.6% to 7.3%	5.1%
	2016	1,722	160	10.64 to 10.84	12.2% to 12.9%	5.4%
	2015	1,342	141	9.48 to 9.60	(4.2%) to (3.6%)	5.0%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2019	$36,399	791	$35.40 to $52.06	24.9% to 25.8%	0.0%
	2018	29,623	811	28.33 to 41.38	(1.7%) to (1.0%)	0.0%
	2017	29,004	783	28.81 to 41.79	41.6% to 42.6%	0.0%
	2016	19,708	759	20.34 to 29.30	4.0% to 4.7%	0.0%
	2015	19,902	816	19.56 to 27.98	5.4% to 6.2%	0.0%
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	2019	$2,963	94	$31.51 to $31.51	21.8% to 21.8%	0.0%
	2018	2,515	97	25.88 to 25.88	(19.1%) to (19.1%)	0.0%
	2017	3,168	99	31.98 to 31.98	24.7% to 24.7%	0.0%
	2016	2,794	109	25.65 to 25.65	17.1% to 17.1%	0.0%
	2015	2,488	114	21.91 to 21.91	(2.3%) to (2.3%)	0.0%
ClearBridge Variable Appreciation Portfolio— Class I	2019	$1,807	127	$14.02 to $14.28	29.0% to 29.9%	0.0%
	2018	798	73	10.87 to 11.00	(2.4%) to (1.7%)	0.0%
	2017	463	41	11.14 to 11.19	11.4% to 11.9%	0.0%
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1	2019	$699	86	$7.88 to $8.14	7.0% to 7.8%	1.2%
	2018	602	80	7.36 to 7.55	(14.4%) to (13.8%)	0.1%
	2017	714	82	8.59 to 8.76	1.1% to 1.8%	6.2%
	2016	457	53	8.50 to 8.60	12.0% to 12.8%	0.0%
	2015	40	5	7.59 to 7.62	(24.1%) to (23.8%)	0.0%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	2019	$2,429	197	$11.99 to $12.39	11.6% to 12.4%	5.0%
	2018	1,342	123	10.74 to 11.02	(7.7%) to (7.0%)	4.5%
	2017	928	79	11.64 to 11.86	11.1% to 11.9%	4.5%
	2016	495	47	10.48 to 10.60	10.6% to 11.3%	2.7%
	2015	19	2	9.48 to 9.52	(5.2%) to (4.8%)	0.0%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2019	$21	1	$19.57 to $19.57	21.0% to 21.0%	0.3%
	2018	16	1	16.18 to 16.18	(18.2%) to (18.2%)	0.1%
	2017	31	2	19.77 to 19.77	14.0% to 14.0%	0.3%
	2016	26	1	17.34 to 17.34	32.7% to 32.7%	0.4%
	2015	22	2	13.07 to 13.07	(6.3%) to (6.3%)	0.6%
Delaware VIP® Diversified Income Series—Standard Class	2019	$63	5	$13.81 to $13.81	10.4% to 10.4%	3.7%
	2018	56	4	12.51 to 12.51	(2.1%) to (2.1%)	3.1%
	2017	53	4	12.78 to 12.78	5.2% to 5.2%	2.7%
	2016	51	4	12.14 to 12.14	3.5% to 3.5%	3.4%
	2015	43	4	11.73 to 11.73	(1.1%) to (1.1%)	3.3%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Delaware VIP® Emerging Markets Series—Standard Class	2019	$5,261	340	$13.36 to $15.66	21.8% to 22.6%	0.7%
	2018	4,385	348	10.89 to 12.77	(16.4%) to (15.8%)	3.4%
	2017	4,529	303	12.94 to 15.17	39.6% to 40.6%	0.5%
	2016	2,426	227	9.20 to 10.79	13.1% to 13.9%	1.0%
	2015	1,778	189	8.08 to 9.47	(15.1%) to (14.5%)	0.8%
Delaware VIP® International Value Equity Series—Standard Class	2019	$2	—	$13.13 to $13.13	19.3% to 19.3%	2.2%
	2018	1	—	11.00 to 11.00	(17.6%) to (17.6%)	2.9%
	2017	2	—	13.36 to 13.36	22.5% to 22.5%	1.5%
	2016	1	—	10.90 to 10.90	4.2% to 4.2%	2.8%
	2015	12	1	10.47 to 10.47	0.5% to 0.5%	1.9%
Delaware VIP® Small Cap Value Series—Standard Class	2019	$12,446	578	$20.68 to $22.24	27.2% to 28.1%	1.0%
	2018	9,143	543	16.25 to 17.35	(17.3%) to (16.7%)	0.8%
	2017	9,433	467	19.65 to 20.84	11.3% to 12.0%	0.8%
	2016	6,928	384	17.66 to 18.60	30.5% to 31.4%	0.9%
	2015	4,551	331	13.54 to 14.15	(6.9%) to (6.2%)	0.7%
Delaware VIP® Value Series—Standard Class	2019	$98	4	$27.74 to $27.74	20.0% to 20.0%	1.7%
	2018	81	3	23.13 to 23.13	(2.7%) to (2.7%)	1.6%
	2017	79	3	23.77 to 23.77	13.8% to 13.8%	1.7%
	2016	66	3	20.89 to 20.89	14.6% to 14.6%	1.9%
	2015	50	3	18.22 to 18.22	(0.4%) to (0.4%)	1.8%
DFA VA Global Bond Portfolio	2019	$12	1	$11.79 to $11.79	4.2% to 4.2%	1.4%
	2018	13	1	11.32 to 11.32	1.7% to 1.7%	3.4%
	2017	28	3	11.12 to 11.12	2.1% to 2.1%	1.8%
	2016	41	4	10.89 to 10.89	1.7% to 1.7%	1.1%
	2015	79	7	10.71 to 10.71	1.5% to 1.5%	3.1%
DFA VA International Small Portfolio	2019	$53	3	$18.27 to $18.27	23.9% to 23.9%	2.9%
	2018	41	3	14.75 to 14.75	(19.8%) to (19.8%)	1.5%
	2017	60	3	18.38 to 18.38	29.9% to 29.9%	2.5%
	2016	41	3	14.15 to 14.15	6.2% to 6.2%	2.2%
	2015	59	4	13.32 to 13.32	5.8% to 5.8%	2.2%
DFA VA International Value Portfolio	2019	$71	5	$15.06 to $15.06	15.9% to 15.9%	3.6%
	2018	60	5	13.00 to 13.00	(17.1%) to (17.1%)	2.5%
	2017	83	5	15.68 to 15.68	25.8% to 25.8%	2.9%
	2016	61	5	12.46 to 12.46	9.1% to 9.1%	3.5%
	2015	54	5	11.42 to 11.42	(7.0%) to (7.0%)	3.3%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
DFA VA Short-Term Fixed Portfolio	2019	$48	4	$10.72 to $10.72	2.5% to 2.5%	2.3%
	2018	45	4	10.45 to 10.45	1.8% to 1.8%	1.4%
	2017	58	6	10.27 to 10.27	0.8% to 0.8%	1.1%
	2016	56	5	10.19 to 10.19	0.8% to 0.8%	0.7%
	2015	46	5	10.11 to 10.11	0.3% to 0.3%	0.3%
DFA VA U.S. Large Value Portfolio	2019	$225	9	$25.31 to $25.31	25.8% to 25.8%	2.2%
	2018	173	9	20.12 to 20.12	(12.1%) to (12.1%)	2.2%
	2017	198	9	22.89 to 22.89	19.1% to 19.1%	2.1%
	2016	124	6	19.23 to 19.23	18.9% to 18.9%	2.0%
	2015	106	7	16.17 to 16.17	(3.4%) to (3.4%)	2.2%
DFA VA U.S. Targeted Value Portfolio	2019	$93	4	$22.27 to $22.27	22.6% to 22.6%	1.5%
	2018	74	4	18.17 to 18.17	(15.9%) to (15.9%)	0.9%
	2017	166	8	21.60 to 21.60	9.8% to 9.8%	1.4%
	2016	95	5	19.68 to 19.68	27.5% to 27.5%	1.1%
	2015	73	5	15.44 to 15.44	(5.2%) to (5.2%)	1.3%
DWS Alternative Asset Allocation VIP—Class A	2019	$5,215	461	$11.07 to $11.36	13.9% to 14.7%	3.3%
	2018	2,751	279	9.72 to 9.90	(9.8%) to (9.1%)	1.9%
	2017	1,941	178	10.78 to 10.90	6.7% to 7.4%	1.6%
	2016	535	53	10.10 to 10.15	1.0% to 1.5%	0.0%
DWS Small Cap Index VIP—Class A	2019	$1,109	99	$10.85 to $22.57	24.3% to 25.2%	1.5%
	2018	305	33	8.72 to 18.02	(12.8%) to (11.2%)	0.2%
	2017	32	2	20.30 to 20.30	14.3% to 14.3%	0.9%
	2016	24	1	17.76 to 17.76	21.0% to 21.0%	1.2%
	2015	19	1	14.67 to 14.67	(4.6%) to (4.6%)	1.8%
DWS Small Mid Cap Value VIP—Class A	2019	$5,357	253	$20.05 to $21.74	20.7% to 21.5%	0.7%
	2018	4,340	248	16.61 to 17.89	(16.6%) to (16.0%)	1.4%
	2017	4,844	231	19.92 to 21.31	9.8% to 10.5%	0.7%
	2016	4,641	244	18.15 to 19.28	16.1% to 16.9%	0.6%
	2015	4,040	248	15.64 to 16.49	(2.6%) to (1.9%)	0.3%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2019	$275,095	5,052	$25.69 to $74.76	30.7% to 31.6%	0.5%
	2018	222,602	5,353	19.52 to 57.22	(7.0%) to (6.4%)	0.7%
	2017	249,604	5,586	20.85 to 61.55	21.0% to 21.9%	1.0%
	2016	217,122	5,896	17.11 to 50.86	7.3% to 8.0%	0.8%
	2015	217,756	6,352	15.84 to 47.42	0.0% to 0.7%	1.0%
Fidelity® VIP Emerging Markets Portfolio—Initial Class	2019	$1,240	115	$10.66 to $10.79	28.6% to 29.5%	2.2%
	2018	361	43	8.29 to 8.33	(17.1%) to (16.7%)	1.3%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2019	$82,784	2,246	$23.19 to $45.82	26.6% to 27.4%	2.0%
	2018	66,278	2,275	18.20 to 36.21	(8.9%) to (8.3%)	2.3%
	2017	74,910	2,345	19.84 to 39.76	12.1% to 12.9%	1.7%
	2016	74,483	2,630	17.58 to 35.47	17.2% to 18.0%	2.2%
	2015	71,768	2,972	14.89 to 30.26	(4.6%) to (4.0%)	3.2%
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	2019	$2,604	168	$15.19 to $15.92	19.3% to 20.1%	2.1%
	2018	2,029	157	12.74 to 13.25	(6.5%) to (5.9%)	1.5%
	2017	2,288	166	13.63 to 14.08	15.8% to 16.6%	1.8%
	2016	1,539	130	11.77 to 12.07	5.4% to 6.1%	1.8%
	2015	579	51	11.17 to 11.38	(1.0%) to (0.3%)	2.4%
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	2019	$5,056	294	$16.64 to $17.43	23.6% to 24.4%	2.4%
	2018	2,521	182	13.46 to 14.01	(8.4%) to (7.8%)	1.5%
	2017	2,309	154	14.70 to 15.19	20.1% to 21.0%	1.6%
	2016	1,410	113	12.24 to 12.56	5.9% to 6.6%	2.2%
	2015	671	57	11.56 to 11.78	(0.9%) to (0.2%)	2.0%
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	2019	$4,290	237	$17.51 to $18.34	27.6% to 28.5%	1.9%
	2018	2,994	212	13.72 to 14.27	(10.5%) to (9.9%)	1.2%
	2017	2,860	182	15.33 to 15.84	22.7% to 23.6%	1.5%
	2016	1,611	126	12.49 to 12.81	6.1% to 6.8%	1.5%
	2015	1,223	102	11.77 to 11.99	(1.0%) to (0.3%)	2.1%
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	2019	$16,763	658	$24.72 to $25.72	39.9% to 40.8%	0.2%
	2018	6,398	354	17.68 to 18.26	11.7% to 12.5%	0.1%
	2017	3,432	213	15.83 to 16.24	33.6% to 34.5%	0.3%
	2016	2,120	177	11.85 to 12.07	(0.4%) to 0.3%	0.3%
	2015	2,295	192	11.89 to 12.03	4.9% to 5.6%	0.3%
Fidelity® VIP Growth Portfolio—Initial Class	2019	$8,701	225	$38.60 to $38.60	34.3% to 34.3%	0.3%
	2018	7,198	250	28.74 to 28.74	(0.2%) to (0.2%)	0.2%
	2017	7,334	255	28.79 to 28.79	35.1% to 35.1%	0.2%
	2016	5,582	262	21.31 to 21.31	0.8% to 0.8%	0.0%
	2015	5,572	264	21.14 to 21.14	7.2% to 7.2%	0.3%
Fidelity® VIP Health Care Portfolio—Initial Class	2019	$729	59	$12.23 to $12.28	22.3% to 22.8%	0.0%
Fidelity® VIP Index 500 Portfolio—Initial Class	2019	$27,086	699	$29.03 to $38.88	31.4% to 31.4%	2.0%
	2018	21,733	736	22.10 to 29.60	(4.5%) to (4.5%)	1.9%
	2017	22,210	719	23.14 to 31.00	21.7% to 21.7%	1.8%
	2016	16,534	650	19.01 to 25.47	11.9% to 11.9%	1.5%
	2015	14,187	624	17.00 to 22.77	1.3% to 1.3%	2.1%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	2019	$1,245	63	$14.04 to $20.99	9.7% to 9.7%	2.7%
	2018	1,194	66	12.80 to 19.14	(0.5%) to (0.5%)	2.5%
	2017	1,199	66	12.87 to 19.24	4.2% to 4.2%	2.4%
	2016	1,094	62	12.35 to 18.47	4.7% to 4.7%	2.4%
	2015	1,025	59	11.79 to 17.63	(0.6%) to (0.6%)	2.5%
Fidelity® VIP Mid Cap Portfolio—Initial Class	2019	$14,304	643	$17.62 to $56.88	22.6% to 23.4%	0.9%
	2018	12,962	656	14.37 to 46.07	(15.1%) to (14.5%)	0.7%
	2017	14,154	594	16.93 to 53.91	20.0% to 20.8%	0.7%
	2016	10,970	518	14.12 to 44.63	11.5% to 12.2%	0.5%
	2015	9,295	455	12.66 to 39.76	(2.1%) to (1.4%)	0.5%
Fidelity® VIP Overseas Portfolio—Initial Class	2019	$6,771	238	$16.11 to $28.47	27.8% to 27.8%	1.7%
	2018	5,926	266	12.61 to 22.29	(14.8%) to (14.8%)	1.6%
	2017	7,034	269	14.80 to 26.16	30.3% to 30.3%	1.4%
	2016	5,680	283	11.36 to 20.08	(5.1%) to (5.1%)	1.4%
	2015	6,463	306	11.96 to 21.15	3.6% to 3.6%	1.4%
Invesco V.I. American Value Fund—Series I Shares	2019	$4,022	206	$18.75 to $20.65	24.2% to 25.0%	0.7%
	2018	3,052	195	15.11 to 16.52	(13.3%) to (12.6%)	0.5%
	2017	3,466	193	17.42 to 18.91	9.2% to 10.0%	0.8%
	2016	3,024	185	15.95 to 17.19	14.7% to 15.5%	0.4%
	2015	2,439	172	13.91 to 14.89	(9.8%) to (9.1%)	0.4%
Invesco V.I. Global Real Estate Fund—Series I Shares	2019	$34	2	$18.23 to $18.23	23.0% to 23.0%	3.0%
	2018	25	2	14.82 to 14.82	(6.2%) to (6.2%)	3.9%
	2017	24	2	15.79 to 15.79	13.0% to 13.0%	3.2%
	2016	29	2	13.97 to 13.97	2.0% to 2.0%	1.6%
	2015	32	2	13.69 to 13.69	(1.5%) to (1.5%)	3.1%
Invesco V.I. International Growth Fund—Series I Shares	2019	$22,480	1,411	$14.49 to $16.58	27.7% to 28.6%	1.6%
	2018	18,540	1,497	11.35 to 12.90	(15.6%) to (15.0%)	2.1%
	2017	19,845	1,364	13.44 to 15.17	22.1% to 23.0%	1.5%
	2016	14,658	1,241	11.01 to 12.33	(1.1%) to (0.5%)	1.5%
	2015	11,637	983	11.13 to 12.39	(3.0%) to (2.3%)	1.5%
Janus Henderson Enterprise Portfolio—Institutional Shares	2019	$10,082	606	$13.58 to $69.48	34.5% to 35.5%	0.2%
	2018	3,879	265	10.10 to 51.28	(1.1%) to (0.4%)	0.2%
	2017	1,589	35	10.21 to 51.49	2.1% to 27.4%	0.2%
	2016	1,099	27	18.86 to 40.41	12.4% to 12.4%	0.2%
	2015	734	21	16.78 to 35.97	4.0% to 4.0%	0.7%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Janus Henderson Forty Portfolio—Institutional Shares	2019	$16	—	$33.13 to $33.13	37.2% to 37.2%	0.2%
	2018	16	1	24.15 to 24.15	2.0% to 2.0%	0.0%
	2017	17	1	23.68 to 23.68	30.3% to 30.3%	0.0%
	2016	15	1	18.17 to 18.17	2.2% to 2.2%	0.0%
	2015	34	2	17.78 to 17.78	12.2% to 12.2%	0.0%
Janus Henderson Global Research Portfolio—Institutional Shares	2019	$102,782	3,764	$21.29 to $37.83	28.1% to 29.0%	1.0%
	2018	85,831	4,035	16.58 to 29.52	(7.5%) to (6.9%)	1.1%
	2017	98,312	4,293	17.89 to 31.92	26.1% to 27.0%	0.8%
	2016	83,865	4,640	14.16 to 25.31	1.4% to 2.1%	1.1%
	2015	87,916	4,936	13.94 to 24.97	(3.0%) to (2.3%)	0.7%
LVIP Baron Growth Opportunities Fund—Service Class	2019	$20	1	$28.55 to $28.55	36.4% to 36.4%	0.0%
	2018	15	1	20.94 to 20.94	(3.9%) to (3.9%)	0.0%
	2017	16	1	21.79 to 21.79	27.2% to 27.2%	0.0%
	2016	13	1	17.13 to 17.13	5.6% to 5.6%	0.5%
	2015	10	1	16.22 to 16.22	(4.8%) to (4.8%)	0.0%
LVIP SSgA International Index Fund—Standard Class	2019	$2,477	238	$10.34 to $10.46	20.7% to 21.6%	3.9%
	2018	802	94	8.56 to 8.60	(14.4%) to (14.0%)	9.0%
LVIP SSgA Mid-Cap Index Fund—Standard Class	2019	$1,980	176	$11.11 to $11.24	24.9% to 25.8%	2.1%
	2018	217	24	8.89 to 8.89	(11.1%) to (10.7%)	2.7%
MFS® International Intrinsic Value Portfolio—Initial Class	2019	$17,861	819	$20.96 to $23.34	25.1% to 25.9%	1.9%
	2018	15,192	877	16.76 to 18.53	(10.1%) to (9.5%)	1.1%
	2017	14,042	733	18.65 to 20.47	26.3% to 27.1%	1.5%
	2016	8,726	578	14.77 to 16.10	3.3% to 4.1%	1.4%
	2015	6,277	433	14.30 to 15.48	5.9% to 6.7%	2.0%
MFS® Investors Trust Series—Initial Class	2019	$10,529	574	$17.63 to $38.57	30.7% to 31.6%	0.7%
	2018	6,940	498	13.49 to 29.31	(6.2%) to (5.5%)	0.7%
	2017	5,717	384	14.38 to 31.01	22.5% to 23.3%	0.8%
	2016	3,168	260	11.74 to 25.14	7.8% to 8.6%	0.9%
	2015	1,787	151	10.89 to 23.16	(0.5%) to 0.2%	1.1%
MFS® New Discovery Series—Initial Class	2019	$11,788	386	$24.53 to $49.98	40.7% to 41.7%	0.0%
	2018	7,507	343	17.43 to 35.27	(2.2%) to (1.5%)	0.0%
	2017	6,668	286	17.82 to 35.80	25.8% to 26.7%	0.0%
	2016	4,840	256	14.17 to 28.27	8.3% to 9.1%	0.0%
	2015	4,465	253	13.07 to 25.92	(2.6%) to (1.9%)	0.0%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MFS® Research Series—Initial Class	2019	$3,943	153	$24.61 to $35.28	32.0% to 32.9%	0.8%
	2018	2,243	116	18.64 to 26.54	(5.0%) to (4.4%)	0.7%
	2017	1,772	87	19.63 to 27.75	22.5% to 23.4%	1.3%
	2016	1,392	84	16.02 to 22.49	8.0% to 8.7%	0.9%
	2015	1,103	71	14.84 to 20.69	0.1% to 0.8%	0.7%
MFS® Total Return Bond Series—Initial Class	2019	$65	5	$14.23 to $14.23	10.2% to 10.2%	4.4%
	2018	24	2	12.91 to 12.91	(1.1%) to (1.1%)	3.3%
	2017	23	2	13.05 to 13.05	4.5% to 4.5%	3.5%
	2016	19	1	12.49 to 12.49	4.2% to 4.2%	1.9%
	2015	71	6	11.99 to 11.99	(0.3%) to (0.3%)	0.8%
MFS® Value Series—Initial Class	2019	$14	1	$25.74 to $25.74	29.8% to 29.8%	2.2%
	2018	9	—	19.83 to 19.83	(10.1%) to (10.1%)	1.6%
	2017	9	—	22.05 to 22.05	17.7% to 17.7%	2.0%
	2016	6	—	18.74 to 18.74	14.1% to 14.1%	2.3%
	2015	6	—	16.43 to 16.43	(0.7%) to (0.7%)	2.4%
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	2019	$408	14	$29.32 to $29.32	14.3% to 14.3%	5.3%
	2018	415	16	25.66 to 25.66	(6.9%) to (6.9%)	6.0%
	2017	504	18	27.58 to 27.58	9.7% to 9.7%	5.3%
	2016	518	21	25.14 to 25.14	10.6% to 10.6%	5.4%
	2015	502	22	22.74 to 22.74	(1.1%) to (1.1%)	5.4%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	2019	$23,746	1,217	$17.26 to $45.59	18.1% to 18.9%	1.9%
	2018	20,633	1,259	14.62 to 38.33	(8.4%) to (7.7%)	2.8%
	2017	24,019	1,353	15.95 to 41.54	2.4% to 3.1%	1.5%
	2016	21,537	1,241	15.58 to 40.29	6.1% to 6.8%	1.3%
	2015	18,669	1,141	14.69 to 37.72	1.5% to 2.2%	1.3%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	2019	$15,137	639	$21.60 to $49.43	31.8% to 32.7%	0.0%
	2018	12,082	679	16.39 to 37.24	(7.1%) to (6.4%)	0.0%
	2017	13,237	693	17.63 to 39.79	24.4% to 25.3%	0.0%
	2016	7,975	513	14.17 to 31.76	3.7% to 4.4%	0.0%
	2015	6,447	429	13.67 to 30.42	0.6% to 1.3%	0.0%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	2019	$138	8	$17.73 to $17.73	6.1% to 6.1%	2.5%
	2018	147	9	16.71 to 16.71	(4.2%) to (4.2%)	6.5%
	2017	163	9	17.44 to 17.44	8.6% to 8.6%	1.9%
	2016	185	12	16.06 to 16.06	4.0% to 4.0%	1.6%
	2015	231	15	15.43 to 15.43	(4.0%) to (4.0%)	1.8%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	2019	$9,096	705	$12.49 to $13.00	6.4% to 7.2%	1.9%
	2018	7,474	620	11.74 to 12.13	1.6% to 2.3%	1.5%
	2017	6,486	550	11.56 to 11.86	2.2% to 2.9%	5.5%
	2016	4,826	421	11.31 to 11.52	5.9% to 6.6%	1.7%
	2015	2,781	258	10.68 to 10.81	(0.3%) to 0.4%	4.0%
PIMCO VIT Low Duration Portfolio—Administrative Class	2019	$618	45	$13.81 to $13.81	4.0% to 4.0%	2.8%
	2018	605	46	13.28 to 13.28	0.3% to 0.3%	1.9%
	2017	651	49	13.23 to 13.23	1.3% to 1.3%	1.3%
	2016	599	46	13.06 to 13.06	1.4% to 1.4%	1.5%
	2015	346	27	12.88 to 12.88	0.3% to 0.3%	3.4%
PIMCO VIT Low Duration Portfolio—Institutional Class	2019	$1,536	144	$10.44 to $10.71	3.5% to 4.2%	2.9%
	2018	1,439	141	10.09 to 10.28	(0.2%) to 0.5%	2.1%
	2017	1,072	105	10.11 to 10.23	0.8% to 1.5%	1.4%
	2016	659	66	10.03 to 10.08	0.3% to 0.8%	0.9%
PIMCO VIT Total Return Portfolio—Administrative Class	2019	$1,722	91	$13.60 to $19.63	8.4% to 8.4%	3.0%
	2018	1,609	92	12.55 to 18.12	(0.5%) to (0.5%)	2.5%
	2017	1,462	83	12.62 to 18.21	4.9% to 4.9%	2.0%
	2016	1,721	102	12.03 to 17.36	2.7% to 2.7%	2.1%
	2015	1,722	104	11.71 to 16.91	0.5% to 0.5%	4.9%
PIMCO VIT Total Return Portfolio—Institutional Class	2019	$12,934	1,087	$11.57 to $12.04	7.8% to 8.5%	3.1%
	2018	9,258	842	10.74 to 11.09	(1.1%) to (0.4%)	2.7%
	2017	7,760	702	10.85 to 11.14	4.3% to 5.1%	2.1%
	2016	4,858	461	10.40 to 10.60	2.1% to 2.8%	2.2%
	2015	2,702	263	10.19 to 10.31	(0.1%) to 0.6%	5.9%
T. Rowe Price Blue Chip Growth Portfolio	2019	$103	3	$34.66 to $34.66	29.9% to 29.9%	0.0%
	2018	77	3	26.69 to 26.69	1.9% to 1.9%	0.0%
	2017	73	3	26.19 to 26.19	36.2% to 36.2%	0.0%
	2016	56	3	19.23 to 19.23	0.8% to 0.8%	0.0%
	2015	47	2	19.08 to 19.08	11.1% to 11.1%	0.0%
T. Rowe Price International Stock Portfolio	2019	$30	2	$16.36 to $16.36	27.8% to 27.8%	2.5%
	2018	24	2	12.80 to 12.80	(14.2%) to (14.2%)	1.4%
	2017	26	2	14.92 to 14.92	27.9% to 27.9%	1.1%
	2016	20	2	11.67 to 11.67	2.1% to 2.1%	1.1%
	2015	21	2	11.43 to 11.43	(0.9%) to (0.9%)	1.0%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
T. Rowe Price Limited-Term Bond Portfolio	2019	$222	16	$11.39 to $15.34	4.4% to 4.4%	2.5%
	2018	352	25	10.92 to 14.70	1.2% to 1.2%	2.0%
	2017	386	27	10.79 to 14.53	1.1% to 1.1%	1.5%
	2016	381	27	10.68 to 14.38	1.4% to 1.4%	1.4%
	2015	507	37	10.53 to 14.19	0.3% to 0.3%	1.1%
T. Rowe Price New America Growth Portfolio	2019	$9	—	$32.04 to $32.04	34.9% to 34.9%	0.4%
	2018	6	—	23.74 to 23.74	1.2% to 1.2%	0.2%
	2017	6	—	23.47 to 23.47	34.4% to 34.4%	0.1%
	2016	6	—	17.46 to 17.46	1.3% to 1.3%	0.1%
	2015	2	—	17.24 to 17.24	8.6% to 8.6%	0.0%
The Merger Fund VL	2019	$34	3	$12.72 to $12.72	6.2% to 6.2%	0.7%
	2018	33	3	11.98 to 11.98	7.1% to 7.1%	0.7%
	2017	31	3	11.19 to 11.19	2.6% to 2.6%	0.0%
	2016	35	3	10.91 to 10.91	2.4% to 2.4%	0.8%
	2015	30	3	10.65 to 10.65	(0.9%) to (0.9%)	1.9%
Victory VIF Diversified Stock Fund—Class A Shares	2019	$4	—	$21.64 to $21.64	28.4% to 28.4%	0.5%
	2018	3	—	16.85 to 16.85	(13.3%) to (13.3%)	0.4%
	2017	3	—	19.44 to 19.44	26.5% to 26.5%	0.7%
	2016	3	—	15.37 to 15.37	3.9% to 3.9%	1.0%
	2015	3	—	14.80 to 14.80	(3.1%) to (3.1%)	0.6%

Not all investment divisions are available under all policies.
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of net assets are .05% - 1.00%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
________________

[1]
Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

[2]
These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Variable Universal Life Separate Account-I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP Balanced—Initial Class (1)	American Century Investments® VP International Fund—Class II (1)	Fidelity® VIP Growth Portfolio—Initial Class (1)
MainStay VP Bond—Initial Class (1)	American Century Investments® VP Value Fund—Class II (1)	Fidelity® VIP Health Care Portfolio—Initial Class (2)
MainStay VP Conservative Allocation—Initial Class (1)	American Funds IS Asset Allocation Fund—Class 2 (3)	Fidelity® VIP Index 500 Portfolio—Initial Class (1)
MainStay VP Cushing® Renaissance Advantage—Initial Class (1)	American Funds IS Blue Chip Income and Growth Fund—Class 2 (1)	Fidelity® VIP Investment Grade Bond Portfolio—Initial Class (1)
MainStay VP Eagle Small Cap Growth—Initial Class (1)	American Funds IS Global Small Capitalization Fund—Class 2 (1)	Fidelity® VIP Mid Cap Portfolio—Initial Class (1)
MainStay VP Emerging Markets Equity—Initial Class (1)	American Funds IS Growth Fund—Class 2 (1)	Fidelity® VIP Overseas Portfolio—Initial Class (1)
MainStay VP Epoch U.S. Equity Yield—Initial Class (1)	American Funds IS New World Fund®—Class 2 (1)	Invesco V.I. American Value Fund—Series I Shares (1)
MainStay VP Epoch U.S. Small Cap—Initial Class (1)	BlackRock® Global Allocation V.I. Fund—Class I (3)	Invesco V.I. Global Real Estate Fund—Series I Shares (1)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class (1)	BlackRock® High Yield V.I. Fund—Class I (1)	Invesco V.I. International Growth Fund—Series I Shares (1)
MainStay VP Floating Rate—Initial Class (1)	BNY Mellon IP Technology Growth Portfolio—Initial Shares (1)	Janus Henderson Enterprise Portfolio—Institutional Shares (1)
MainStay VP Growth Allocation—Initial Class (1)	BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares (1)	Janus Henderson Forty Portfolio—Institutional Shares (1)
MainStay VP Income Builder—Initial Class (1)	ClearBridge Variable Appreciation Portfolio—Class I (1)	Janus Henderson Global Research Portfolio—Institutional Shares (1)
MainStay VP Indexed Bond—Initial Class (1)	Columbia Variable Portfolio—Commodity Strategy Fund—Class 1 (1)	LVIP Baron Growth Opportunities Fund—Service Class (1)
MainStay VP IQ Hedge Multi- Strategy—Initial Class (4)	Columbia Variable Portfolio—Emerging Markets Bond Fund— Class 1 (1)	LVIP SSgA International Index Fund—Standard Class (3)
MainStay VP Janus Henderson Balanced—Initial Class (1)	Columbia Variable Portfolio—Small Cap Value Fund—Class 2 (1)	LVIP SSgA Mid-Cap Index Fund—Standard Class (3)
MainStay VP Large Cap Growth—Initial Class (1)	Delaware VIP® Diversified Income Series—Standard Class (1)	MFS® International Intrinsic Value Portfolio—Initial Class (1)
MainStay VP MacKay Common Stock—Initial Class (1)	Delaware VIP® Emerging Markets Series—Standard Class (1)	MFS® Investors Trust Series—Initial Class (1)
MainStay VP MacKay Convertible—Initial Class (1)	Delaware VIP® International Value Equity Series—Standard Class (1)	MFS® New Discovery Series—Initial Class (1)
MainStay VP MacKay Government—Initial Class (1)	Delaware VIP® Small Cap Value Series—Standard Class (1)	MFS® Research Series—Initial Class (1)

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP MacKay Growth—Initial Class (1)	Delaware VIP® Value Series—Standard Class (1)	MFS® Total Return Bond Series—Initial Class (1)
MainStay VP MacKay High Yield Corporate Bond—Initial Class (1)	DFA VA Global Bond Portfolio (1)	MFS® Value Series—Initial Class (1)
MainStay VP MacKay International Equity—Initial Class (1)	DFA VA International Small Portfolio (1)	Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I (1)
MainStay VP MacKay Mid Cap Core—Initial Class (1)	DFA VA International Value Portfolio (1)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class I (1)
MainStay VP MacKay S&P 500 Index—Initial Class (1)	DFA VA Short-Term Fixed Portfolio (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I (1)
MainStay VP MacKay Small Cap Core—Initial Class (1)	DFA VA U.S. Large Value Portfolio (1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class (1)
MainStay VP MacKay Unconstrained Bond—Initial Class (1)	DFA VA U.S. Targeted Value Portfolio (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class (1)
MainStay VP Mellon Natural Resources—Initial Class (1)	DWS Alternative Asset Allocation VIP—Class A (1)	PIMCO VIT Low Duration Portfolio—Administrative Class (1)
MainStay VP Moderate Allocation-Initial Class (1)	DWS Small Cap Index VIP—Class A (1)	PIMCO VIT Low Duration Portfolio—Institutional Class (1)
MainStay VP Moderate Growth Allocation—Initial Class (1)	DWS Small Mid Cap Value VIP—Class A (1)	PIMCO VIT Total Return Portfolio—Administrative Class (1)
MainStay VP PIMCO Real Return—Initial Class (1)	Fidelity® VIP ContrafundSM Portfolio—Initial Class (1)	PIMCO VIT Total Return Portfolio—Institutional Class (1)
MainStay VP T. Rowe Price Equity Income—Initial Class (1)	Fidelity® VIP Emerging Markets Portfolio—Initial Class (3)	T. Rowe Price Blue Chip Growth Portfolio (1)
MainStay VP U.S. Government Money Market—Initial Class (1)	Fidelity® VIP Equity-Income PortfolioSM—Initial Class (1)	T. Rowe Price International Stock Portfolio (1)
AB VPS International Value Portfolio-Class A (1)	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class (1)	T. Rowe Price Limited-Term Bond Portfolio (1)
AB VPS Small/Mid Cap Value Portfolio—Class A (1)	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class (1)	T. Rowe Price New America Growth Portfolio (1)
Alger Capital Appreciation Portfolio—Class I-2 (1)	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class (1)	The Merger Fund VL (1)
American Century Investments® VP Inflation Protection Fund—Class II (1)	Fidelity® VIP Growth Opportunities Portfolio—Initial Class (1)	Victory VIF Diversified Stock Fund—Class A Shares (1)

(1) Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018
(2) Statement of operations and statement of changes in net assets for the period May 1, 2019 (commencement of operations) through December 31, 2019
(3) Statement of operations for the year ended December 31, 2019, and statement of changes in net assets for the year ended December 31, 2019 and the period May 1, 2018 (commencement of operations) through December 31, 2018

(4) Statement of operations for the year ended December 31, 2019, and statement of changes in net assets for the year ended December 31, 2019 and the period November 30, 2018 (commencement of operations) through December 31, 2018

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I based on our audits. We are a public accounting firm registered with the Public Company

Report of Independent Registered Public Accounting Firm (Continued)

Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 25, 2020

We have served as the auditor of one or more of the investment divisions of NYLIAC Variable Universal Life Separate Account-I since at least 1994. We have not been able to determine the specific year we began serving as auditor.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of
New York Life Insurance Company)

FINANCIAL STATEMENTS
AND SUPPLEMENTAL SCHEDULES
(STATUTORY BASIS)

December 31, 2019, 2018 and 2017

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation:

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2019 and 2018, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2019.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware State Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department described in Note 2.

Emphasis of Matter

As disclosed in Note 11 to the financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The “Supplemental Schedule of Selected Financial Data”, “Summary Investment Schedule”, and “Investment Risk Interrogatories” (collectively, the “supplemental schedules”) of the Company as of December 31, 2019 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

New York, New York

March 12, 2020

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2019	2018
	(in millions)
Assets
Bonds	$88,631	$84,920
Common and preferred stocks	1,657	1,327
Mortgage loans	14,697	14,210
Policy loans	909	894
Other invested assets	1,623	1,381
Cash, cash equivalents and short-term investments	1,436	1,891
Derivatives	365	418
Total cash and invested assets	109,318	105,041
Investment income due and accrued	741	712
Interest in annuity contracts	9,084	8,673
Other assets	447	566
Separate accounts assets	45,147	38,466
Total assets	$164,737	$153,458
Liabilities, capital and surplus
Liabilities:
Policy reserves	$97,138	$94,131
Deposit funds	1,467	1,308
Policy claims	259	244
Separate accounts transfers due and accrued	(982)	(916)
Obligations under structured settlement agreements	9,084	8,673
Amounts payable under security lending agreements	676	676
Other liabilities	934	973
Interest maintenance reserve	99	106
Asset valuation reserve	1,561	1,213
Separate accounts liabilities	45,146	38,464
Total liabilities	155,382	144,872
Capital and Surplus:
Capital stock - par value $10,000
(20,000 shares authorized,
2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	3,928	3,928
Unassigned surplus	5,402	4,633
Total capital and surplus	9,355	8,586
Total liabilities, capital and surplus	$164,737	$153,458

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Income
Premiums	$13,344	$12,301	$13,392
Net investment income	4,300	4,075	3,934
Other income	969	920	900
Total income	18,613	17,296	18,226
Benefits and expenses
Benefit payments:
Death benefits	745	676	463
Annuity benefits	3,145	3,003	2,799
Surrender benefits	8,494	8,044	6,266
Other benefits	91	80	60
Total benefit payments	12,475	11,803	9,588
Additions to policy reserves	3,075	7,626	5,855
Net transfers to (from) separate accounts	698	(210)	240
Adjustment in funds withheld	—	(3,886)	189
Operating expenses	1,487	1,474	1,487
Total benefits and expenses	17,735	16,807	17,359
Gain from operations before federal and foreign income taxes	878	489	867
Federal and foreign income taxes	227	214	249
Net gain from operations	651	275	618
Net realized capital gains (losses), after taxes and transfers to interest maintenance reserve	(20)	(8)	34
Net income	$631	$267	$652

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Capital and surplus, beginning of year	$8,586	$9,187	$8,725
Net income	631	267	652
Change in net unrealized capital gains on investments	386	(73)	100
Change in nonadmitted assets	(93)	(160)	408
Change in asset valuation reserve	(348)	(24)	(137)
Change in net deferred income tax	109	153	(282)
Dividends to stockholder	—	(600)	(275)
Prior period corrections	89	(169)	—
Other adjustments, net	(5)	5	(4)
Capital and surplus, end of year	$9,355	$8,586	$9,187

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Cash flows from operating activities:
Premiums received	$13,351	$12,279	$13,378
Net investment income received	4,374	3,783	3,585
Other	954	910	899
Total received	18,679	16,972	17,862
Benefits and other payments	12,418	11,644	9,478
Net transfers to (from) separate accounts	766	(293)	302
Operating expenses	1,725	1,396	1,590
Federal income taxes	136	269	288
Total paid	15,045	13,016	11,658
Net cash from operating activities	3,634	3,956	6,204
Cash flows from investing activities:
Proceeds from investments sold	2,329	2,888	5,287
Proceeds from investments matured or repaid	12,174	10,107	10,985
Cost of investments acquired	(18,668)	(16,388)	(21,925)
Net change in policy loans	(17)	(29)	—
Net cash from investing activities	(4,182)	(3,422)	(5,653)
Cash flows from financing and miscellaneous activities:
Dividends to stockholder	—	(600)	(275)
Other miscellaneous uses	93	(254)	12
Net cash from financing and miscellaneous activities	93	(854)	(263)
Net increase (decrease) in cash, cash equivalents and short-term investments	(455)	(320)	288
Cash, cash equivalents and short-term investments, beginning of year	1,891	2,211	1,923
Cash, cash equivalents and short-term investments, end of year	$1,436	$1,891	$2,211

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Supplemental disclosures of cash flow information:
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Exchange/conversion of bonds to bonds	$498	$563	$336
Bond to be announced commitments - purchased/sold	$133	$—	$94
Capitalized interest on bonds	$132	$136	$136
Depreciation/amortization on fixed assets	$81	$73	$73
Exchange of bonds to stocks	$7	$2	$12
Capitalized interest on mortgage loans	$6	$2	$24
Merger/exchange/spinoff of equity investment to equity investment	$5	$19	$26
Transfer of bond investment to other invested assets	$—	$17	$26
Transfer of mortgage loans to other invested assets	$—	$—	$23
Other	$4	$14	$28

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)
NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2019, 2018 and 2017
NOTE 1 - NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2 - BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“DSID” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The DSID recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Corrections

In 2018, the Company determined it understated reserves for a fixed deferred annuity product with guaranteed income benefits dating back to 2014. Management evaluated the adjustment and concluded while the Company's reserves in prior periods were understated, the understatement of reserves was not material to any previously reported annual financial statements. The Company recorded a prior period correction to reduce surplus by $169 million after-tax in 2018, reflecting the cumulative impact for the years 2017 and prior. During 2019, the Company continued to evaluate its reserves for the fixed deferred annuity product with guaranteed income benefits dating back to 2014. As a result of the further evaluation, the Company reduced its reserves and recorded a prior period correction to increase surplus by $64 million after-tax in 2019.
In 2019, the Company determined it had understated its federal income tax benefits related to income on certain investments in tax exempt municipal bonds. As a result, the Company recorded a prior period correction increasing surplus by $25 million in 2019, reflecting the impact for the years 2014-2018.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.
Bonds

Bonds other than loan-backed and structured securities are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for bonds.

SVO-Identified bond Exchange Traded Funds ("ETFs") are stated at fair value and reported as bonds. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for bonds.

Loan-backed and structured securities, which are included in bonds, are valued at amortized cost using the interest method including current assumptions of projected cash flows. Loan-backed and structured securities in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of SEC registered investment funds as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for common stocks.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investments’ amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the interest maintenance reserve ("IMR") if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (1) has the intent to sell the security or (2) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment ("OTTI"), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.

The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee.

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over their estimated useful life.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, other income for hedges of liabilities, and net realized capital gains and losses for hedges of net investments in foreign operations. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.
The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.
Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and other income for hedges of liabilities and net realized capital gains and losses for hedges of foreign net investments and credit default swaps. Upon termination or maturity the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.
Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

Asset Valuation Reserve ("AVR") and IMR

The AVR is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment, at the reporting date, before recovery of the cost of the

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR.
Loaned Securities and Repurchase Agreements
The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.
Premiums and Related Expenses
Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.
Net Investment Income
Income from investments, including amortization of premium, accrual of discount and similar items, is recorded within net investment income, unless otherwise stated herein.
Policy Reserves
Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for discussion of reserves in excess of minimum NAIC requirements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred tax asset related to unrealized gains, which is included in unrealized gains and losses). Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance, if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company is a member of an affiliated group, which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. This tax allocation agreement provides that the Company computes its share of the consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in the New York Life's consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) was signed into law, making significant changes to the U.S. Internal Revenue Code ("IRC").

On February 8, 2018, the NAIC issued Interpretation 18-01 ("INT 18-01") to address the reporting and updating of estimates that companies are required to reflect as various accounting adjustments in their financial statements as a result of the TCJA. This guidance provides that, although some accounting computations may be considered complete, other accounting computations or assessments may be considered incomplete when the financial statements are filed. As such, for those items which are incomplete but for which a reasonable estimate can be made, those amounts should be recorded as provisional in the financial statements not to extend beyond one year of the TCJA enactment date of December 22, 2017. See Note 16 - Income Taxes for additional information on the TCJA and the INT 18-01 provisional amounts.
Separate Accounts
The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.
Other Assets and Liabilities
Other assets primarily consist of net DTAs and other receivables.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Other liabilities primarily consist of payable to parent, derivative liabilities, amounts payable for undelivered securities and reinsurance payables.
Nonadmitted Assets
Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the DSID to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.
Fair Value of Financial Instruments and Insurance Liabilities
Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.
Contingencies
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.
Foreign Currency Transactions
For foreign currency items, income and expenses are translated at the average exchange rate for the period, while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to an array of risks, including, but not limited to, regulatory actions, financial risk, risks associated with its investments and operational risk, including cyber security.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company's insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity and certain variable universal life products. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES (continued)

The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit and counterparty risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, reviewing and monitoring credit risk, and by devoting significant resources to develop and periodically update its risk management policies and procedures.

The Company relies on technology systems and solutions to conduct business and to retain, store, protect, and manage confidential information. The failure of the Company’s technology systems and solutions, or those of a vendor, for any reason has the potential to disrupt its operations, result in the loss of customer business, damage the Company’s reputation, and expose the Company to litigation and regulatory action, all of which could adversely impact its profitability.

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. There were no significant accounting changes in 2019 or 2018.

In 2018, the NAIC adopted revisions to the disclosure requirements under SSAP 51R “Life Contracts,” SSAP 52 “Deposit-Type Contracts” and SSAP 61 “Life, Deposit-type and Accident and Health Reinsurance.” The adopted revisions require new disclosures on liquidity for life products and variable annuity products. The new disclosures, which are required in 2019, have been included in Note 12 - Insurance Liabilities.

In 2019, the NAIC adopted revisions to the required disclosures under SSAP 100R “Fair Value.” The revisions adopt with modification new fair value disclosure changes under U.S. GAAP. The new requirements eliminate some previously required disclosures and provide clarification on disclosures for investments where the net asset value ("NAV") as a practical expedient to fair value is used for investments in funds that meet certain criteria. The updated disclosures have been reflected in Note 9 - Fair Value Measurements.

In 2019, the NAIC adopted revisions to SSAP 86 “Derivatives.” The revisions incorporate the hedge effectiveness documentation provisions reflected under U.S. GAAP. The revisions, among others, allow companies to perform subsequent assessments of hedge effectiveness qualitatively if certain conditions are met and allow companies more time to perform the initial quantitative hedge effectiveness assessment. The adoption of this guidance did not have an impact on the Company.
Future Adoption of New Accounting Pronouncement
In 2016, the NAIC announced that enough states had passed the new standard valuation law to make the Principle Based Reserving ("PBR") valuation manual operative. Under PBR for life products (VM-20), companies will hold the higher of; a) the reserve using prescribed assumptions or b) the reserve computed using a single prescribed economic scenario or c) the reserve based on a wide range of future economic conditions. Under PBR for variable annuity products (VM-21), the reserve is the higher of: a) the reserve based on a wide range of future economic conditions computed using prescribed experience factors and b) the reserve based on a wide range of future economic conditions computed using justified company experience factors. For life products, the new standards are mandatory for policies issued on or after January 1, 2020. For variable annuity products, the new standards are mandatory for old and new business as of January 1, 2020.  Since VM-21 applies to all inforce variable annuity business and not just new business, companies are allowed a 3-year phase-in period, which allows companies to linearly grade to the January 1, 2020 impact over 3 years through 2022. The Company is currently assessing the impact of adopting PBR.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6 - INVESTMENTS

Bonds
The carrying value and estimated fair value of bonds by maturity at December 31, 2019 and 2018 were as follows (in millions):

	2019		2018
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$5,067	$5,144	$4,523	$4,540
Due after one year through five years	27,360	28,263	24,938	24,904
Due after five years through ten years(1)	31,810	33,388	31,247	30,718
Due after ten years	24,394	27,017	24,212	24,376
Total	$88,631	$93,812	$84,920	$84,538
(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities ("ABS") are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $44 million and $8 million at December 31, 2019 and 2018, respectively, and cash equivalents with a carrying value of $1,528 million and $2,056 million at December 31, 2019 and 2018, respectively are due in one year or less. Carrying value approximates fair value for these investments.

At December 31, 2019 and 2018, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2019
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,336	$343	$23	$5,656
All other governments	272	26	—	298
U.S. special revenue and special assessment	16,064	1,509	21	17,553
Industrial and miscellaneous unaffiliated	64,808	3,441	95	68,155
Parent, subsidiaries, and affiliates	2,151	—	—	2,150
Total	$88,631	$5,319	$139	$93,812

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

	2018
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,731	$194	$135	$5,790
All other governments	314	22	2	334
U.S. special revenue and special assessment	15,451	585	280	15,756
Industrial and miscellaneous unaffiliated	61,515	787	1,554	60,748
Parent, subsidiaries, and affiliates	1,909	1	—	1,910
Total	$84,920	$1,589	$1,971	$84,538
Common and Preferred Stocks

The carrying value of and change in unrealized gains (losses) generated by common and preferred stocks at December 31, 2019, 2018 and 2017 were as follows (in millions):

	2019		2018
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$1,644	$239	$1,315	$(142)
Preferred stocks	13	—	12	—
Total	$1,657	$239	$1,327	$(142)
Mortgage Loans
The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2019 were 6.4% and 3.0% and funded during 2018 were 8.4% and 3.4%, respectively. The maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 92.4% (average percentage was 53.4% and 52.7% at December 31, 2019 and 2018, respectively). The maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80% (average percentage was 50.4% and 49.3% at December 31, 2019 and 2018, respectively). The Company has no significant credit risk exposure to any one individual borrower.

The majority of the Company's commercial mortgage loans were held in a form of participations with the carrying value of $14,598 million and $14,088 million at December 31, 2019 and 2018, respectively. These loans were originated or acquired by New York Life. For residential mortgages, the carrying value of participations with New York Life were $1 million and $2 million at December 31, 2019 and 2018, respectively. Refer to Note 11- Related Party Transactions for more details.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

At December 31, 2019 and 2018, the distribution of the mortgage loan portfolio by property type and geographic location were as follows ($ in millions):

	2019		2018
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Apartment buildings	$4,729	32.2%	$4,597	32.4%
Office buildings	4,101	27.9	4,150	29.2
Retail facilities	3,277	22.3	3,364	23.7
Industrial	2,329	15.8	1,866	13.1
Hotels	239	1.6	202	1.4
Residential	16	0.2	24	0.2
Other	6	—	6	—
Total	$14,697	100.0%	$14,210	100.0%

	2019		2018
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
Central	$3,754	25.5%	$3,520	24.8%
South Atlantic	3,273	22.3	3,562	25.1
Pacific	3,255	22.1	2,916	20.5
Middle Atlantic	3,249	22.1	3,030	21.3
New England	1,148	7.8	1,183	8.3
Other	18	0.2	—	—
Total	$14,697	100.0%	$14,210	100.0%

At December 31, 2019 and 2018, $1 million and $3 million, respectively, of mortgage loans were past due 90 days and over.

The Company maintains a watchlist of commercial loans that may potentially be impaired. The general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans. The guideline for analyzing residential loans occurs once a loan is 60 or more days delinquent. At that point, an appraisal or broker’s price opinion of the underlying asset is obtained.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million is updated every three years, unless a more current appraisal is warranted and commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service every 3 years. If the loan is determined to be troubled, the loan is more frequently monitored as to its status. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2019 and 2018, LTVs on the Company’s mortgage loans were as follows (in millions):

	2019
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$128	$—	$—	$—	$—	$128
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	—	—	—	—	—	—	—
71% to 80%	516	123	26	—	—	—	—	665
Below 70%	4,213	3,978	3,123	2,329	239	16	6	13,904
Total	$4,729	$4,101	$3,277	$2,329	$239	$16	$6	$14,697

	2018
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$—	$—	$—	$—	$—	$—
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	43	—	—	—		—	43
71% to 80%	491	—	126	—	—	3	—	620
Below 70%	4,106	4,108	3,238	1,866	202	21	6	13,547
Total	$4,597	$4,151	$3,364	$1,866	$202	$24	$6	$14,210

At December 31, 2019 and 2018, impaired mortgage loans were as follows (in millions):

	2019
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$2	$—	$—
Commercial	128	(17)	—	5	—	—
Total	$128	$(17)	$1	$7	$—	$—

	2018
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$3	$3	$—	$—
Commercial	—	—	—	—	—	—
Total	$—	$—	$3	$3	$—	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Other Invested Assets
The carrying value of other invested assets at December 31, 2019 and 2018 consisted of the following (in millions):

	2019	2018
Investment in MCF	$676	$630
Limited partnerships and limited liability companies	665	503
Other investments	128	125
Real estate investment property(1)	101	57
LIHTC investments	53	66
Total other invested assets	$1,623	$1,381
(1) At December 31, 2019 and 2018, the Company had $1 million and $1 million, respectively, of real estate that was held for sale, which consisted of residential properties acquired through foreclosure.

Net investment income (loss) and change in unrealized gains for other invested assets for the years ended December 31, 2019, 2018 and 2017 consisted of the following (in millions):

	2019		2018		2017
	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)
Investment in MCF	$99	$46	$77	$29	$63	$28
Limited partnerships and limited liability companies	16	40	4	—	39	9
Other investments	6	—	6	—	5	1
Real estate investment property	9	—	4	—	4	—
LIHTC investments	(14)	—	(16)	—	(36)	—
Total other invested assets	$116	$86	$75	$29	$75	$38
(1) Includes unrealized foreign exchange gains (losses) of ($4) million, less than $1 million, and $1 million in 2019, 2018, and 2017, respectively.

Limited partnerships and limited liability companies primarily consist of limited partnership interests in mezzanine funds, wind energy investments, and other equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in unrealized gains and losses in surplus.

Investment in MCF consists of the Company's equity investment in this affiliate. The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in unrealized gains and losses in surplus. Refer to Note 11 - Related Party Transactions for more details on other transactions held with MCF.

Other investments consist primarily of investments in surplus notes and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 3 year to 10 years. During 2019 and 2018, the Company recorded amortization on these investments under the proportional amortized cost method of $14 million and $16 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $18 million, $26 million, and $34 million for 2019, 2018 and 2017, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 3 years to 12 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews The Company's investment in LIHTC partnerships includes $9 million and $11 million of unfunded commitments at December 31, 2019 and 2018, respectively.
Assets on Deposit or Pledged as Collateral
At December 31, 2019 and 2018, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2019
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account (G/A)	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.41%	0.41%
Subject to reverse repurchase agreements	220	220	—	—	220	0.13%	0.13%
Subject to dollar repurchase agreements	1	—	1	—	1	0.00%	0.00%
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank (“FHLB”) capital stock	20	19	1	—	20	0.01%	0.01%
FHLB capital stock	28	28	—	—	28	0.02%	0.02%
On deposit with states	4	3	1	—	4	0.00%	0.00%
Total restricted assets	$948	$945	$3	$—	$948	0.57%	0.58%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

	2018
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account (G/A)	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.44%	0.44%
Subject to reverse repurchase agreements	220	223	(3)	—	220	0.14%	0.14%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	19	7	12	—	19	0.01%	0.01%
FHLB capital stock	28	26	2	—	28	0.02%	0.02%
On deposit with states	3	4	(1)	—	3	0.00%	0.00%
Total restricted assets	$945	$935	$10	$—	$945	0.61%	0.62%
Loaned Securities and Repurchase Agreements
The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2019 and 2018, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2019 was $625 million, with a fair value of $659 million. At December 31, 2018, the carrying value was $685 million, with a fair value of $659 million. The reinvested collateral is reported in bonds, Cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $691 million and $687 million at December 31, 2019 and 2018, respectively.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2019, the Company was a party to dollar repurchase agreements in the general account for $1 million. At December 31, 2018, the Company did not have any dollar repurchase agreements in the general account. At December 31, 2019 and 2018, the Company was not a party to any dollar repurchase agreements in the separate accounts.

At December 31, 2019, the carrying value and fair value of securities held under agreements to purchase and resell was $220 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of two days and a weighted average yield of 1.5%. At December 31, 2018, the carrying value and fair value of securities held under agreements to purchase and resell was $220 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of two days and a weighted average yield of 2.9%.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Collateral Received
At December 31, 2019 and 2018, assets received as collateral are reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral were as follows ($ in millions):

	2019
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.6%	0.6%
Derivatives	337	337	0.3	0.3
Cash received on repurchase transactions	1	1	—	—
Total	$1,013	$1,013	0.8%	0.8%

	2018
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.6%	0.6%
Derivatives	307	307	0.3	0.3
Total	$982	$982	0.9%	0.9%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

	2019		2018
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.6%	$675	0.6%
Other liabilities (derivatives)	331	0.3	302	0.3
Separate accounts liabilities (derivatives)	6	—	5	—
Borrowed money (repurchase agreements)	1	—	—	—
Total	$1,013	0.9%	$982	0.9%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Composition of Collateral Received
The following table presents the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2019 and 2018 (in millions):

	2019
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less		31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$30	$—		$—	$—	$—	$30
U.S. government corporation & agencies	14	1	(1)	—	—	—	15
Foreign governments	1	—		—	—	—	1
U.S. corporate	555	—		—	—	—	555
Foreign corporate	75	—		—	—	—	75
Non-agency ABS	—	—		—	—	—	—
Total general account securities lending transactions	$675	$1		$—	$—	$—	$676
(1) Represents dollar repurchase agreements in the general account

	2018
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$58	$—	$—	$—	$—	$58
U.S. government corporation & agencies	38	—	—	—	—	38
Foreign governments	5	—	—	—	—	5
U.S. corporate	471	—	—	—	—	471
Foreign corporate	103	—	—	—	—	103
Non-agency ABS	—	—	—	—	—	—
Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

At December 31, 2019 and 2018, there was no separate account securities cash collateral received under securities lending agreements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Reinvestment of Collateral Received
The following tables present the term and aggregate fair value at December 31, 2019 and 2018 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	2019		2018
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	416	416	448	448
31 to 60 days	65	65	25	25
61 to 90 days	22	22	5	5
91 to 120 days	5	5	—	—
121 to 180 days	33	33	11	11
181 to 365 days	26	26	40	40
1 to 2 years	107	107	85	85
2 to 3 years	15	15	62	62
Greater than 3 years	3	3	11	11
Total collateral reinvested	$692	$692	$687	$687

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.
Reverse Repurchase Agreement Transactions
The following table provides contractual maturity related to tri-party reverse repurchase agreements at December 31, 2019 and 2018 (in millions):

	2019		2018
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$—	$—	$—	$—
2 Days to 1 Week	$228	$220	$223	$220
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2019 and 2018, the Company did not have any defaulted reverse repurchase agreements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2019 and 2018 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2019	$228	$220
Third Quarter 2019	$195	$178
Second Quarter 2019	$183	$182
First Quarter 2019	$224	$178

Fourth Quarter 2018	$223	$220
Third Quarter 2018	$227	$220
Second Quarter 2018	$230	$225
First Quarter 2018	$220	$210

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreements by remaining contractual maturity for four quarters of 2019 and 2018 (in millions):

	Overnight and Continuous	30 days or Less	31 to 90 Days	> 90 Days
Maximum Amount
Fourth Quarter 2019	$—	$—	$—	$233
Third Quarter 2019	$—	$—	$—	$198
Second Quarter 2019	$—	$—	$—	$187
First Quarter 2019	$—	$—	$—	$228

Fourth Quarter 2018	$—	$—	$—	$228
Third Quarter 2018	$—	$—	$—	$232
Second Quarter 2018	$—	$—	$—	$235
First Quarter 2018	$—	$—	$—	$225

Ending Balance
Fourth Quarter 2019	$—	$—	$—	$224
Third Quarter 2019	$—	$—	$—	$182
Second Quarter 2019	$—	$—	$—	$186
First Quarter 2019	$—	$—	$—	$181

Fourth Quarter 2018	$—	$—	$—	$225
Third Quarter 2018	$—	$—	$—	$224
Second Quarter 2018	$—	$—	$—	$229
First Quarter 2018	$—	$—	$—	$215

At December 31, 2019, the Company did not have a recognized receivable for return of collateral or a recognized liability to return collateral.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Insurer Self-Certified Securities
The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities" ($ in millions):

General Account	2019			2018
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds	4	$3	$4	2	$3	$1
Loan-backed and structured securities	6	5	6	3	5	5
Preferred stock	1	—	—	—	—	—
Total	11	$8	$10	5	$8	$6

The Company did not have any 5GI securities in its separate accounts at December 31, 2019 and 2018.
Wash Sales
In the course of the Company’s investment management activities, securities may be sold and purchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The details by NAIC designation of 3 or below, or unrated, of securities sold during the years ended December 31, 2019 and 2018, and reacquired within 30 days of the sale date are as follows ($ in millions):

2019
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		93	3	4	—
		93	$3	$4	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

2018
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	4	1	1	—
Bonds	NAIC 5	1	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	1	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		497	70	72	3
		503	$71	$73	$3

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity, and currency risk. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate futures, interest rate, total return and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange-traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require daily posting of initial and variation margin. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company deals with a large number of highly rated OTC-bilateral counterparties, thus limiting its exposure to any single counterparty. The Company has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and continuously assessing the creditworthiness of its counterparties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes ("CSAs") negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. The CSA defines the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. In addition, certain of the Company’s

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

contracts require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the contracts or full collateralization of the positions thereunder. Cash collateral is invested in short-term investments The aggregate fair value of all OTC-bilateral derivative instruments with credit-risk-related contingent features that are in a net liability position at December 31, 2019 and 2018 was $3 million and 2 million, respectively, for which the Company has posted collateral with a fair value of $2 million and $ 2 million, respectively. If the credit contingent features had been triggered at December 31, 2019, the Company estimates that it would have to post $2 million for a downgrade that would trigger full collateralization.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2019 and 2018, the Company held collateral for derivatives of $391 million and $325 million, respectively, including $68 million and 23 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $0 million and $1 million at December 31, 2019 and 2018, respectively.
Interest Rate Risk Management
The Company enters into various types of interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company's fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.
Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.
Replication Transactions
Bond forwards and total return swaps are paired with investment grade bonds to replicate the return and price risk of long-dated fixed income securities.
Currency Risk Management
The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Equity Risk Management
The Company purchases equity put options to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2019 and 2018 (in millions):

	2019
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$14	$2	$—	$2	$—
Interest rate swaps	Interest	12	4	—	—	—
Replications:
Bond forwards	Interest	5	—	1	—	—
Total return swaps	Interest	5	—	—	—	—
Total derivatives qualifying and designated		36	6	1	2	—
Derivatives not designated:
Foreign currency forwards	Currency	335	2	3	2	3
Foreign currency swaps	Currency	3,673	280	30	280	30
Futures	Interest	35	—	—	—	—
Equity options	Equity	290	9	—	9	—
Interest rate options	Interest	42,972	1	—	1	—
Interest rate swaps	Interest	2,480	71	2	71	2
Total derivatives not designated		49,785	363	35	363	35
Total derivatives		$49,821	$369	$36	$365	$35
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2018
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$68	$13	$—	$14	$—
Interest rate swaps	Interest	12	3	—	—	—
Total derivatives qualifying and designated		80	16	—	14	—
Derivatives not designated:
Foreign currency forwards	Currency	195	3	—	3	—
Foreign currency swaps	Currency	3,227	309	42	309	42
Futures	Interest	18	—	—	—	—
Equity options	Equity	652	33	—	33	—
Interest rate options	Interest	44,773	32	—	32	—
Interest rate swaps	Interest	2,754	27	62	27	62
Total derivatives not designated		51,619	404	104	404	104
Total derivatives		$51,699	$420	$104	$418	$104
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.
Cash Flow Hedges
The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following as qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2019, 2018 and 2017 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2019	2018	2017	2019	2018	2017	2019	2018	2017
Foreign currency swaps	$(12)	$5	$(1)	$10	$—	$(4)	$1	$1	$1
Interest rate swaps	—	—	—	—	—	—	—	—	—
Total	$(12)	$5	$(1)	$10	$—	$(4)	$1	$1	$1
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Derivatives Not Designated
The following table summarizes the surplus and net income impact on derivative instruments not designated for hedge accounting for the years ended December 31, 2019, 2018 and 2017 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2019	2018	2017	2019	2018	2017	2019	2018	2017
Equity options	$(5)	$9	$(15)	$(4)	$—	$—	$(7)	$(7)	$(7)
Foreign currency forwards	(4)	3	(5)	14	9	(5)	—	—	—
Foreign currency swaps	(16)	187	(239)	36	3	10	46	35	30
Futures	(1)	—	—	1	(1)	—	—	—	—
Interest rate options	(10)	(2)	(3)	—	—	—	(21)	(13)	(8)
Interest rate swaps	103	(39)	5	—	(27)	—	8	10	19
Total	$67	$158	$(257)	$47	$(16)	$5	$26	$25	$34
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized gains (losses) on investments in the accompanying Statutory Statements of Changes in Surplus.

NOTE 8 - SEPARATE ACCOUNTS
Separate Accounts Activity
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including variable universal life (“VUL”) insurance products guaranteed, VUL insurance products non-guaranteed, variable annuity (“VA”) products non-guaranteed, universal life (“UL”) insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

The separate accounts are subject to Section 2932 of the Delaware Insurance Code and the regulations there under. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)

The assets legally and not legally insulated from the general account at December 31, 2019 and 2018 are attributed to the following products/transactions (in millions):

	2019		2018
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed	$29,735	$33	$25,348	$33
VUL insurance products non-guaranteed	9,188	1	6,913	3
UL insurance products guaranteed	5,955	13	5,960	8
VUL insurance products guaranteed	216	6	195	6
Total	$45,094	$53	$38,416	$50
(1) Separate accounts assets classified as not legally insulated support $37 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $13 million of derivatives, $2 million of other liabilities and $1 million of surplus.
(2) Separate accounts assets classified as not legally insulated support $33 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $10 million of derivatives, $5 million of other liabilities, $1 million of payable for securities and $1 million of surplus.
Guaranteed Separate Accounts
The Company maintains four guaranteed separate accounts for universal life insurance policies and one guaranteed separate accounts for a private placement variable universal life policy, with assets of $6,190 million and $6,169 million at December 31, 2019 and 2018, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.
Non-Guaranteed Separate Accounts
The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $38,957 million and $32,297 million at December 31, 2019 and 2018, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.

Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2019	$54
2018	$54
2017	$51
2016	$49
2015	$46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2019	$3
2018	$7
2017	$7
2016	$9
2015	$7

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company for the years ended December 31, 2019 and 2018 was as follows (in millions):

	2019
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$1	$—	$3,108	$3,109
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$37,978	$37,978
Amortized cost	5,672	493	—	6,165
Total reserves	$5,672	$493	$37,978	$44,143
By withdrawal characteristics:
With fair value adjustment	$5,672	$493	$—	$6,165
At fair value	—	—	37,978	37,978
Total reserves	$5,672	$493	$37,978	$44,143

	2018
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$8	$—	$1,911	$1,919
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$31,382	$31,382
Amortized cost	5,663	485	—	6,148
Total reserves	$5,663	$485	$31,382	$37,530
By withdrawal characteristics:
With fair value adjustment	$5,663	$485	$—	$6,148
At fair value	—	—	31,382	31,382
Total reserves	$5,663	$485	$31,382	$37,530

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2019	2018	2017
Transfers as reported in the Separate Accounts Statement:
Transfers to separate accounts	$3,110	$1,918	$1,948
Transfers from separate accounts	(2,412)	(2,128)	(1,705)
Net transfers to (from) separate accounts	698	(210)	243
Reconciling adjustment:
Reinsurance ceded	—	—	(3)
Net transfers as reported in the Company’s Statutory Statements of Operations	$698	$(210)	$240

NOTE 9 - FAIR VALUE MEASUREMENTS

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, "Fair Value Measurements". Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1
Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2
Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

Level 3
Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

Determination of Fair Value
The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process.
In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

The following tables present the carrying amounts and estimated fair value of the Company’s financial instruments at December 31, 2019 and 2018 (in millions):

	2019
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$93,812	$88,631	$83	$90,712	$3,017	$—
Preferred stocks	28	13	—	1	27	—
Common stocks(1)	1,644	1,644	1,521	—	40	83
Mortgage loans	15,249	14,697	—	—	15,249	—
Cash, cash equivalents and short-term investments	1,436	1,436	94	1,342	—	—
Derivatives	369	365	—	368	1	—
Derivatives collateral	2	2	—	2	—	—
Other invested assets(1)	208	173	—	103	105	—
Investment income due and accrued	741	741	—	741	—	—
Separate accounts assets	45,477	45,147	38,670	5,534	978	295
Total assets	$158,966	$152,849	$40,368	$98,803	$19,417	$378
Liabilities:
Annuities certain	$1,104	$1,073	$—	$—	$1,104	$—
Derivatives	36	35	—	36	—	—
Derivatives collateral	331	331	—	331	—	—
Amounts payable under securities lending agreements	676	676	—	676	—	—
Separate accounts liabilities - derivatives	17	13	—	14	3	—
Total liabilities	$2,164	$2,128	$—	$1,057	$1,107	$—
(1)Excludes investments accounted for under the equity method.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

	2018
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$84,538	$84,920	$51	$81,405	$3,082	$—
Preferred stocks	21	12	—	—	21	—
Common stocks(1)	1,315	1,315	1,227	—	37	51
Mortgage loans	14,183	14,210	—	—	14,183	—
Cash, cash equivalents and short-term investments	1,891	1,891	86	1,805	—	—
Derivatives	420	418	—	388	32	—
Derivatives collateral	3	3	—	3	—	—
Other invested assets(1)	209	187	—	96	113	—
Investment income due and accrued	712	712	—	712	—	—
Separate accounts assets	38,466	38,466	32,035	5,284	874	273
Total assets	$141,758	$142,134	$33,399	$89,693	$18,342	$324
Liabilities:
Annuities certain	$942	$940	$—	$—	$942	$—
Derivatives	104	104	—	104	—	—
Derivatives collateral	302	302	—	302	—	—
Amounts payable under securities lending agreements	676	676	—	676	—	—
Separate accounts liabilities - derivatives	17	11	—	11	6	—
Total liabilities	$2,041	$2,033	$—	$1,093	$948	$—
(1)Excludes investments accounted for under the equity method.
Bonds
Bonds reported as Level 1 represent investments in certain exchange traded funds, which are allowed to be reported as bonds per the SVO instructions. These assets are priced based on unadjusted quoted prices in an active market. Securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses an income-based valuation approach using a discounted cash-flow model or it may use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds is an affiliated bond from MCF with a carrying value and a fair value of $2,151 million at December 31, 2019, and a carrying value and a fair value of $1,909 million at December 31, 2018. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3.
Preferred Stocks
Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security's fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.
Common Stocks
These securities are mostly comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, NAV is used as a practical expedient.
Mortgage Loans
The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions and it takes into account property type, LTV and remaining term of each loan. The spread is a significant component of the pricing inputs. These investments are classified as Level 3.
Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued
Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short-term investments, and investment income due and accrued, carrying value approximates fair valueand are classified as Level 2.
Derivatives
The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility, and other factors. Exchange traded derivatives are valued using a market approach as fair value is based on quoted prices in an active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.
Derivatives Collateral
The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature.
Other Invested Assets
Other invested assets are principally comprised of LIHTC investments and other investments with characteristics of debt. The fair value of LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments for details on LIHTC investments). The fair value of the investments with debt characteristics is derived using an income valuation approach, which is based on discounted cash flow calculations that may or may not use observable inputs.
Separate Accounts Assets
Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of exchange traded funds, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

The separate accounts also invest in limited partnerships and hedge fund investments. These investments are valued based on the latest NAV received.

The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2019
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$268	$—	Monthly, Quarterly and Semi Annual	180 days or less
Hedge fund	Sector investing	24	—	Monthly	30 days
Hedge fund	Fixed Income Arbitrage	2	—	Quarterly	100 days or less
Hedge fund	Long/short equity	1	—	Monthly	30 days
Mutual Funds	Multi Strategy, Global Allocation	83	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$378	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

2018
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$249	$—	Quarterly, Monthly	180 days or less
Hedge fund	Sector investing	23	—	Monthly	30 days
Hedge fund	Long/short equity	1	—	Monthly	30 days
Mutual funds	Multi-strategy, global allocation	51	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$324	$—
Annuities Certain
Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.
Separate Accounts Liabilities – Derivatives
For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

The following tables present the balances of assets and liabilities measured at fair value at December 31, 2019 and 2018 (in millions):

	2019
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
U.S. corporate	$—	$—	$14	$—	$14
Non-agency ABS	—	22	2	—	24
Total bonds	—	22	16	—	38
Common stocks	1,521	—	40	83	1,644
Derivatives	—	363	1	—	364
Separate accounts assets	38,663	—	1	295	38,959
Total assets at fair value	$40,184	$385	$58	$378	$41,005
Liabilities at fair value
Derivatives	$—	$35	$—	$—	$35
Separate accounts liabilities - derivatives(1)	—	6	—	—	6
Total liabilities at fair value	$—	$41	$—	$—	$41
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

	2018
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
U.S. corporate	$—	$6	$—	$—	$6
Non-agency RMBS	—	1	—	—	1
Non-agency ABS	—	3	21	—	24
Total bonds	—	10	21	—	31
Common stocks	1,227	—	37	51	1,315
Derivatives	—	372	32	—	404
Separate accounts assets	32,025	3	3	273	32,304
Total assets at fair value	$33,252	$385	$93	$324	$34,054
Liabilities at fair value
Derivatives	$—	$104	$—	$—	$104
Separate accounts liabilities - derivatives(1)	—	5	—	—	5
Total liabilities at fair value	$—	$109	$—	$—	$109
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

The tables below present a reconciliation of Level 3 assets and liabilities for the years ended December 31, 2019 and 2018 (in millions):

	2019
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$15	$—	$—	$—	$—	$—	$—	$(1)	$14
Non-agency ABS	21	2	(21)	—	—	—	—	—	—	2
Total bonds	21	17	(21)	—	—	—	—	—	(1)	16
Common stocks	37	—	(1)	(1)	(2)	20	—	(13)	—	40
Derivatives	32	—	—	(21)	(10)	—	—	—	—	1
Separate accounts assets	3	—	—	(2)	—	—	—	—	—	1
Total	$93	$17	$(22)	$(24)	$(12)	$20	$—	$(13)	$(1)	$58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

	2018
	Balance at 1/1	Change in Accounting Principle (1)	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
Non-agency ABS	$1	$—	$20	$(1)	$—	$(3)	$6	$—	$—	$(2)	$21
Total bonds	1	—	20	(1)	—	(3)	6	—	—	(2)	21
Common stocks	32	—	3	(3)	(1)	5	4	—	(3)	—	37
Derivatives	4	—	—	(1)	(13)	(2)	44	—	—	—	32
Separate accounts assets	184	(182)	—	—	(2)	3	—	—	—	—	3
Total	$221	$(182)	$23	$(5)	$(16)	$3	$54	$—	$(3)	$(2)	$93

(1) In accordance with SSAP 100R, separate accounts assets which pertained primarily to investments in hedge funds were permitted to be shown as NAV as practical expedient instead of fair value.
Transfers Between Levels
Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.
Transfers into and out of Level 3
The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 totaled $17 million for the year ended December 31, 2019, which primarily relates to $15 million of a U.S. corporate security and $2 million of non-agency asset-backed securities that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $22 million for the year ended December 31, 2019, which primarily relates to $21 million from a non-agency asset-backed security that was measured at fair value at the beginning of the period and measured at amortized cost at the end of the period, and common stock securities of $1 million that had a level change due to the use of a quoted price in an active model market.
Transfers into Level 3 totaled $23 million for the year ended December 31, 2018, which primarily relates to non-agency asset-backed securities which were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $5 million, which primarily relates to common stock securities of $3 million that had a level change from 3 to 1 and a non-agency asset-backed security of $1 million that had a level change from 3 to 2.

There were no liabilities measured at fair value at December 31, 2019 and 2018.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of Net investment income for the years ended December 31, 2019, 2018, and 2017 were as follows (in millions):

	2019	2018	2017
Bonds	$3,454	$3,312	$3,193
Common stocks - unaffiliated	37	40	37
Mortgage loans	671	609	582
Policy loans	54	54	53
Other invested assets	125	83	83
Short-term investments	36	25	14
Derivative instruments	28	26	35
Gross investment income	4,405	4,149	3,997
Investment expenses	(178)	(161)	(146)
Net investment income	4,227	3,988	3,851
Net gain from separate accounts	47	43	50
Amortization of IMR	26	44	33
Net investment income, including amortization of IMR	$4,300	$4,075	$3,934

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain.

The following table shows the Company's securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) and the amount of investment income generated as a result of a prepayment and/or acceleration fee, which is included in Bonds in the table above ($ in millions):

	2019		2018		2017
	General Account	Separate Account	General Account	Separate Account	General Account	Separate Account
Number of cusips	166	108	133	64	190	95
Investment income	$48	$3	$36	$2	$71	$5

For the years ended December 31, 2019, 2018, and 2017, net realized capital gains (losses) were as follows (in millions):

	2019	2018	2017
Bonds	$(56)	$(2)	$44
Common stocks - unaffiliated	18	8	57
Other invested assets	(17)	(26)	(13)
Derivatives	57	(16)	2
Net realized capital gains (losses) before tax and transfers to the IMR	$2	$(36)	$90
Less:
Capital gains tax expense (benefit)	3	(24)	16
Net realized capital gains (losses) after tax transferred to IMR	19	(4)	40
Net realized capital gains (losses) after tax and transfers to the IMR	$(20)	$(8)	$34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

Proceeds from investments in bonds sold were $1,224 million, $1,751 million and $4,015 million for the years ended December 31, 2019, 2018, and 2017, respectively. Gross gains of $44 million, $42 million and $117 million in 2019, 2018 and 2017 respectively, and gross losses of $16 million, $33 million and $43 million in 2019, 2018, and 2017, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2019, 2018 and 2017 (in millions):

	2019	2018	2017
Bonds	$(54)	$(25)	$(42)
Common and preferred stocks	(4)	(4)	(1)
Other invested assets	(19)	(15)	(12)
Total	$(77)	$(44)	$(55)

Refer to Note 20 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2019 and 2018 (in millions):

	2019
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$527	$7	$437	$16	$964	$23
All other governments	—	—	4	—	4	—
U.S. special revenue and special assessment	1,143	15	307	6	1,450	21
Industrial and miscellaneous unaffiliated	3,392	44	2,610	53	6,002	97
Parent, subsidiaries, and affiliates	2,150	—	—	—	2,150	—
Total bonds	7,212	66	3,358	75	10,570	141
Equity securities (unaffiliated)
Common stocks	187	9	—	—	187	9
Total equity securities	187	9	—	—	187	9
Total	$7,399	$75	$3,358	$75	$10,757	$150
(1)Includes unrealized losses of $2 million related to NAIC 6 bonds included in the statutory carrying amount.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

	2018
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$665	$9	$2,101	$126	$2,766	$135
All other governments	22	1	75	1	97	2
U.S. special revenue and special assessment	3,104	79	3,705	200	6,809	279
Industrial and miscellaneous unaffiliated	28,600	882	12,352	677	40,952	1,559
Total bonds	32,391	971	18,233	1,004	50,624	1,975
Equity securities (unaffiliated)
Common stocks	593	48	24	1	617	49
Total equity securities	593	48	24	1	617	49
Total	$32,984	$1,019	$18,257	$1,005	$51,241	$2,024
(1)Includes unrealized losses of $4 million related to NAIC 6 bonds included in the statutory carrying amount.

At December 31, 2019, the gross unrealized loss on bonds and equity securities was comprised of approximately 1,326 and 619 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $97 million or 69% is related to unrealized losses on investment grade securities and $43 million or 31% is related to below investment grade securities. At December 31, 2018, the gross unrealized loss on bonds and equity securities was comprised of approximately 6,101 and 484 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $1,705 million, or 86%, is related to investment grade securities and $271 million, or 14%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor; or a comparable internal rating if an externally provided rating is not available.

The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $8 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $5 million for six months or less, $1 million for greater than six months through 12 months, and $2 million for greater than 12 months. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The change in unrealized capital gains (losses) for the years ended December 31, 2019 and 2018 were as follows (in millions):

	Change in Unrealized Gains (Losses)			Change in Unrealized Foreign Exchange Gains (Losses)			Change in Total Unrealized Gains (Losses)
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Bonds	$6	$(3)	$2	$106	$(148)	$220	$112	$(151)	$222
Common stocks (unaffiliated)	240	(125)	89	(2)	(18)	28	238	(143)	117
Mortgage Loans	(17)	—	—	—	—	—	(17)	—	—
Other invested assets	90	29	37	(4)	—	1	86	29	38
Cash, cash equivalents and short-term investments	—	—	—	1	(1)	(1)	1	(1)	(1)
Derivatives	56	163	(258)	—	—	—	56	163	(258)
Total change in unrealized on investments	375	66	(130)	101	(166)	248	476	(101)	118
Capital gains tax expense (benefit)	(90)	28	(18)	—	—	—	(90)	28	(18)
Total change in unrealized gains (losses), net of tax	$285	$94	$(148)	$101	$(166)	$248	$386	$(73)	$100
NOTE 11 - RELATED PARTY TRANSACTIONS
Dividends Received
For the years ended December 31, 2019, 2018 and 2017, the Company received dividend distributions from MCF of $99 million, $77 million and $63 million, respectively.
Loan Agreements
The Company's interests in commercial mortgage loans are primarily held in the form of participations in mortgages originated or acquired by New York Life. A real estate property acquired through foreclosure is called REO Portfolio. The Company's interests in the ownership of REO Portfolio is called REO Ownership Interest. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company's proportionate interest (as evidenced by a participation certificate) in the underlying mortgage loan, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life's and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage loan origination or acquisition. Consistent with the participation arrangement, all mortgage loan documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company's approval.

On December 31, 2015 the Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the “MCF Note Agreement”) and acquired a variable funding note issued by MCF thereunder (the “2015 Note”). On July 1, 2018, the 2015 Note was canceled and reissued (the “2018 Note”). The 2018 Note, which is included in Bonds in the accompanying Statutory Statements of Financial Position, had an outstanding balance for the Company of $2,151 million and $1,909 million at December 31, 2019 and 2018, respectively. During 2019, 2018 and 2017, the Company recorded interest income from MCF under the MCF Note Agreement of $99 million, $93 million and $79 million, respectively. Pursuant to the MCF Note Agreement and the 2018 Note issued thereunder, the Company and New York Life may provide an aggregate of up to $5,200 million in funding to MCF for lending and equity investment commitments, as well as for business expenses. All outstanding advances made to MCF under the MCF Note Agreement, together with unpaid interest thereon, will be due in full on December 31, 2025.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

In connection with the acquisition of an office building by REEP-OFC Westory DC, LLC, an indirectly wholly-owned subsidiary of New York Life, the Company provided a first mortgage loan in the principal amount of $83 million to REEP-OFC Westory DC, LLC. The interest-only loan, expected to be due and payable on August 10, 2022, was paid off in October 2017. At December 31, 2017, interest earned amounted to approximately $3 million.

The Company holds a first mortgage loan in the principal amount of $82.5 million to REEP-OFC 2300 Empire LLC, a wholly owned indirect subsidiary. The mortgage loan is collateralized with a pledge of an unleveraged equity interest in REEP MF Woodbridge IL LLC. The mortgage loan's maturity date is August 10, 2022 with fixed rate of 3.75% per annum. For the years ended December 31, 2019, 2018 and 2017, interest earned amounted to $3 million, $3 million and $1 million, respectively.
Service Agreements
New York Life provides the Company with certain services and facilities including, but not limited to, accounting, tax and auditing services; legal services; actuarial services; electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. For the years ended December 31, 2019, 2018 and 2017, the fees incurred associated with these services and facilities, amounted to $875 million, $891 million and $968 million, respectively, and are reflected in Operating expenses and Net investment income in the accompanying Statutory Statements of Operations.

New York Life Investment Management LLC (“NYLIM”), an indirect wholly-owned subsidiary of New York Life, provides the Company with certain services and facilities including, but not limited to, investment management and other administrative services. NYLIM charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between NYLIM and the Company. For the years ended December 31, 2019, 2018 and 2017, the fees incurred associated with these services and facilities amounted to $9 million, $11 million and $14 million, respectively, and are reflected in Operating expenses in the accompanying Statutory Statements of Operations.

The Company is a party to an investment advisory agreement with NYL Investors, as amended from time to time, whereby NYL Investors provides investment advisory and administrative services to the Company. For the years ended December 31, 2019, 2018 and 2017, the total cost for these services amounted to $131 million, $131 million and $125 million, respectively, which is included in the costs of services billed by New York Life to the Company. These costs are included in Net investment income in the accompanying Statutory Statement of Operations.

In addition, NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund, and the Company have entered into an agreement regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. For the years ended December 31, 2019, 2018 and 2017, the Company recorded fee income from NYLIM of $34 million, $35 million and $37 million, which is included in Other income in the accompanying Statutory Statements of Operations.

The Company has a variable product distribution agreement with NYLIFE Distributors LLC (“NYLIFE Distributors”), an indirect wholly-owned subsidiary of New York Life, appointing NYLIFE Distributors as the underwriter and/or wholesale distributor of the Company’s variable product policies. For the years ended December 31, 2019, 2018 and 2017, the Company received service fees of $45 million, $45 million and $44 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

The Company has an agreement with NYLIFE Securities LLC (“NYLIFE Securities”), an indirect wholly-owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of the Company's variable product policies. For the years ended December 31, 2019, 2018 and 2017, the Company incurred commission expense to NYLIFE Securities’ registered representatives of $126 million, $117 million and $119 million, respectively, which is included in Operating expenses in the accompanying Statutory Statements of Operations.

The Company has a service fee agreement with NYLIFE Securities, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the years ended December 31, 2019, 2018 and 2017, the fees incurred for these services amounted to $42 million, $43 million and $43 million, respectively, which is included in Operating expenses in the accompanying Statutory Statements of Operations.

For the years ended December 31, 2019 and 2018, the Company reported a net amount of $94 million and $59 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.
Other Agreements
In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, New York by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy-in-Common Agreement dated as of June 11, 2012, in which the agreement sets forth the terms that govern, in part, each entity’s interest in the property. For each of the years ended December 31, 2019, 2018, and 2017, income earned amounted to approximately $3 million.

The Company sold various corporate owned life insurance (“COLI”) policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2019 and 2018, policyholder reserve balances for these policies amounted to $4,138 million and $4,022 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

The Company has also issued various COLI policies to the Voluntary Employees’ Beneficiary Association (“VEBA”) trusts, which were trusts formed for the benefit of New York Life’s retired employees and agents. At December 31, 2019 and 2018, policyholder reserve balances for these policies amounted to approximately $465 million and $395 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2019 and 2018, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $9,084 million and $8,673 million, respectively.

The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations ranged from 8.25% to 8.75%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2019 and 2018, the policyholder reserves related to these contracts amounted to $147 million and $145 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

The Company was compensated for each New York Life term policy or term rider that was converted to a universal life policy issued by the Company without any additional underwriting. For the years ended December 31, 2019, 2018 and 2017, the Company received $19 million, $20 million and $19 million, respectively, from New York Life for these services.

NOTE 12 - INSURANCE LIABILITIES

Liabilities for policy reserves, deposit funds and policy claims at December 31, 2019 and 2018 were as follows (in millions):

	2019	2018
Life insurance reserves	$27,704	$26,486
Annuity reserves and supplementary contracts with life contingencies	69,415	67,620
Asset adequacy and special reserves	19	25
Total policy reserves	97,138	94,131
Deposit funds	1,467	1,308
Policy claims	259	244
Total liabilities for policy reserves, deposit funds and policy claims	$98,864	$95,683
Life Insurance Reserves
Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001 and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation Method or Net Level Premium Reserve Method with valuation interest rates ranging from 1.0% to 5.8%. Reserves for universal life secondary guarantee products with multiple sets of cost of insurance are determined using the methodology outlined in the November 2011 Life Actuarial Task Force Statement.

For the years ended December 31, 2019 and 2018, there were no changes in reserve basis.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $190 million and $197 million at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $14 million and $20 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2019 and 2018, the Company had $14,513 million and $12,737 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain universal life products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

The Company has elected to establish reserves pursuant to VM-A and VM-C for contracts issued in 2019 and 2018, as allowed during the first three years following the operating date of the Valuation Manual.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

Annuity Reserves and Supplementary Contracts with Life Contingencies
Reserves for single premium immediate annuities, guaranteed future income annuities, and supplementary contracts involving life contingencies purchased prior to 2019 are based principally on 1983 Table A, A2000, 2012 IAR and the Commissioners’ Annuity Reserve Valuation Method (“CARVM”), with assumed interest rates ranging from 3.5% to 8.8%. Purchases in 2019 are reserved with valuation interest rates satisfying both the Maximum Valuation Interest Rates For Income Annuities ("VM-22") and the New York Department of Financial Services maximum valuation rate requirements and 2012 Individual Annuity Reserve Table.  The VM-22 rates range from 2.00% to 4.50%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and the CARVM, with assumed interest rates ranging from 3.5% to 10.0%. Reserves for variable deferred annuities are based principally on 1994 Variable Annuity GMDB Mortality Table and the Variable Annuity Commissioners’ Annuity Reserve Valuation Method ("VM-21"), with assumed interest rates ranging from 3.5% to 8.25%. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. For some policies, the withdrawals are subject to surrender charges in the early years.

At December 31, 2019 and 2018, the Company’s liabilities for GMDB and GMAB reserves, which are associated with variable annuity products, amounted to $19 million and $25 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

For the years ended December 31, 2019 and 2018, there were no changes in reserve basis.

The tabular interest has been determined by formula as described in the NAIC instructions except for individual deferred annuities for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
Deposit Funds
Deposit funds at December 31, 2019 and 2018 were as follows (in millions):

	2019	2018
Fixed period annuities	$1,073	$940
Supplemental contracts without life contingencies	373	344
Continued interest accounts	21	24
Total deposit funds	$1,467	$1,308

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds
The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2019 and 2018 ($ in millions):

Individual Annuities

	2019
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$26,505	$—	$—	$26,505	27%
At book value less current surrender charge of 5% or more	6,139	—	—	6,139	6
At fair value	—	—	28,855	28,855	30
Total with adjustment or at fair value	32,644	—	28,855	61,499	63
At book value without adjustment	20,899	—	—	20,899	21
Not subject to discretionary withdrawal	15,184	—	—	15,184	16
Total	$68,727	$—	$28,855	$97,582	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$74	$—	$—	$74

	2018
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$24,816	$—	$—	$24,816	27%
At book value less current surrender charge of 5% or more	6,585	—	—	6,585	7
At fair value	—	—	24,533	24,533	27
Total with adjustment or at fair value	31,401	—	24,533	55,934	61
At book value without adjustment	21,466	—	—	21,466	23
Not subject to discretionary withdrawal	14,014	—	—	14,014	15
Total	$66,881	$—	$24,533	$91,414	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$21	$—	$—	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

Group Annuities

	2019
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$69	$—	$—	$69	10%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	69	—	—	69	10
At book value without adjustment	48	—	—	48	7
Not subject to discretionary withdrawal	571	—	—	571	83
Total	$688	$—	$—	$688	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2018
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$79	$—	$—	$79	11%
At book value less current surrender charge of 5% or more		—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	79	—	—	79	11
At book value without adjustment	51	—	—	51	7
Not subject to discretionary withdrawal	609	—	—	609	82
Total	$739	$—	$—	$739	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

Deposit-Type Contracts

	2019
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	229	—	—	229	16
Not subject to discretionary withdrawal	1,238	—	—	1,238	84
Total	$1,467	$—	$—	$1,467	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2018
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more		—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	201	—	—	201	15
Not subject to discretionary withdrawal	1,107	—	—	1,107	85
Total	$1,308	$—	$—	$1,308	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2019 and 2018 ($ in millions):

	2019
	General Account				Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve		Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—		$—	$—	$—
Universal life	18,879	18,864	18,005		5,949	5,949	5,949
Universal life with secondary guarantees	5,145	4,426	7,714		—	—	—
Indexed universal life	—	—	—		—	—	—
Indexed universal life with secondary guarantees	—	—	—		—	—	—
Indexed life	—	—	—		—	—	—
Other permanent cash value life insurance	—	—	—		—	—	—
Variable life	11	11	17		53	53	53
Variable universal life	1,403	1,400	1,585		9,350	9,190	9,286
Miscellaneous reserves	—	—	—		—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—		—	—	—
Accidental death benefits	—	—	—		—	—	—
Disability - active lives	—	—	2		—	—	—
Disability - disabled lives	—	—	74		—	—	—
Miscellaneous reserves	—	—	868		—	—	—
rounding			1
Miscellaneous reserves			869
Total life insurance (gross)	25,438	24,701	28,266	—	15,352	15,192	15,288
Reinsurance ceded	—	—	562		—	—	—
Total life insurance (net)	$25,438	$24,701	$27,704		$15,352	$15,192	$15,288

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

	2018
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	17,800	17,773	17,378	5,953	5,953	5,953
Universal life with secondary guarantees	5,235	4,501	7,179	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	12	12	17	46	46	46
Variable universal life	1,376	1,372	1,542	7,059	6,899	6,999
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	73	—	—	—
Miscellaneous reserves	—	—	845	—	—	—
Total life insurance (gross)	24,423	23,658	27,036	13,058	12,898	12,998
Reinsurance ceded	—	—	550	—	—	—
Total life insurance (net)	$24,423	$23,658	$26,486	$13,058	$12,898	$12,998

NOTE 13 - REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company reinsures the mortality risk on new life insurance policies on a quota–share yearly renewable term basis for many products, except for custom guarantee universal life, survivorship custom guarantee universal life and asset flex products. Most of the ceded business is on an automatic basis. The quota–share currently ceded on new business ranges from 25% to 90%. All products are ceded from first dollar with the exception of variable universal life, which has a minimum size policy ceded of either $0 or $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative basis. The majority of the Company's facultative reinsurance is for substandard cases which the Company typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 13 - REINSURANCE (continued)

Life insurance ceded was 48% of total life insurance in-force at both December 31, 2019, and 2018. The reserve reductions taken for life insurance reinsured at December 31, 2019 and 2018 were $562 million and $550 million, respectively.

The effects of reinsurance for the years ended December 31, 2019, 2018 and 2017 were as follows (in millions):

	2019	2018	2017
Premiums:
Direct	$13,780	$12,771	$13,928
Assumed	5	5	4
Ceded	(517)	(541)	(616)
Net premiums	$13,268	$12,235	$13,316
Policyholders’ benefits ceded	$496	$468	$774
Reinsurance recoverable	$60	$76	$207

Effective April 1, 2018, the Company’s coinsurance with funds withheld and modified coinsurance agreements with New York Life to cede 90% of a block of inforce life insurance business were terminated and the Company fully recaptured the risks related to the business previously reinsured under the agreements. The Company paid New York Life a recapture fee in the amount of $21 million pre-tax. The recapture of these reinsurance agreements did not have a material impact to the Company’s surplus. Prior to the recapture, the Company had ceded 90% of the retained portion of a block of in-force life insurance business through a reinsurance agreement with New York Life using a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (“MODCO”) for policies in the separate accounts. An experience refund was paid to the Company at the end of each accounting period for 100% of New York Life’s profits in excess of $5 million per year. Experience refunds received in 2018 and 2017 were $3 million and $71 million, respectively, which are reported in Premiums in the accompanying Statutory Statements of Operations.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly-owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life’s top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona ("NYLAZ"). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. NYLARC’s purpose is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

NOTE 14 - BENEFIT PLANS

The Company participates in the cost of the following plans sponsored by New York Life: (1) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, (2) certain defined benefit pension plans for eligible employees and agents (3) certain defined contribution plans for substantially all employees and agents and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2019, 2018 and 2017 (in millions):

	2019	2018	2017
Defined benefit pension	$28	$31	$27
Defined contribution	10	9	9
Postretirement life and health	5	6	6
Total	$43	$46	$42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15 - COMMITMENTS AND CONTINGENCIES
Support and Credit Agreements
New York Life Capital Corporation (“NYLCC”), a wholly-owned subsidiary of NYLIFE LLC, has a credit agreement with the Company dated December 23, 2004, as amended, whereby NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $490 million from the issuance of commercial paper. At December 31, 2019 and 2018, the Company had no outstanding loan balance to NYLCC. During 2019, 2018 and 2017, the Company had no interest expense.

The Company has a credit agreement with New York Life, dated September 30, 1993, as amended, whereby the Company may borrow from New York Life up to $490 million. During 2019 and 2018, the credit facility was not used, no interest was paid and there was no outstanding balance due.

In addition, the Company has a credit agreement with New York Life dated April 1, 1999, as amended, in which New York Life may borrow from the Company up to $490 million. During 2019 and 2018, the credit facility was not used, no interest was paid and there was no outstanding balance due.
Guarantees
At the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2019 and 2018, the Company had no such guarantees.
Litigation
The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Some of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.
Borrowed Money
Refer to Note 6 - Investments for a more detailed discussion of the Company's commitments for loaned securities and repurchase agreements.
Assessments
Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)

Other Commitments and Contingencies
Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the "Taiwan Branch"). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation ("Taiwan Corporation"), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. ("Yuanta"). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation's obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2019 and 2018, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $1,152 million and $1,291 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2019 and 2018.

At December 31, 2019 and 2018, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $848 million and $722 million, respectively.

Unfunded commitments on limited partnership, limited liability companies and other invested assets amounted to $323 million and $312 million at December 31, 2019 and 2018, respectively. Unfunded commitments on LIHTC amounted to $9 million and $11 million at December 31, 2019 and 2018, respectively. At December 31, 2019 and 2018, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statement of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.
FHLB Agreement
The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery from the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2019 and 2018 was as follows (in millions):

	2019	2018
Membership stock - Class B (1)	$28	$28
Activity stock	—	—
Aggregate total	$28	$28
Actual or estimated borrowing capacity as determined by the insurer	$5,302	$5,073
(1) Membership stock is not eligible for redemption.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)

At December 31, 2019 and 2018, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2019 and 2018 was as follows (in millions):

	Fair Value	Carrying Value	Maximum Amount Borrowed During the Year
Current year general account	$525	$525	$325
Current year separate accounts	$—	$—	$—
Prior year total general and separate accounts	$31	$31	$10

The Company does not have any prepayment obligations for the borrowing arrangement.

NOTE 16 - INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2019 and 2018 (in millions):

	2019			2018			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,040	$127	$1,167	$1,060	$164	$1,224	$(20)	$(37)	$(57)
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	1,040	127	1,167	1,060	164	1,224	(20)	(37)	(57)
Nonadmitted DTAs (1)	350	—	350	296	—	296	54	—	54
Subtotal net admitted DTAs	690	127	817	764	164	928	(74)	(37)	(111)
Gross DTLs	323	204	527	456	146	602	(133)	58	(75)
Net admitted DTAs (2)	$367	$(77)	$290	$308	$18	$326	$59	$(95)	$(36)
(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.
(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The admission calculation components are as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2019			December 31, 2018			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$4	$4	$—	$26	$26	$—	$(22)	$(22)
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	263	23	286	292	8	300	(29)	15	(14)
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	263	23	286	292	8	300	(29)	15	(14)
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,360	N/A	N/A	1,239	N/A	N/A	121
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	427	100	527	472	130	602	(45)	(30)	(75)
DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$690	$127	$817	$764	$164	$928	$(74)	$(37)	$(111)

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above are as follows ($ in millions):

	December 31,
	2019	2018
Ratio percentage used to determine recovery period and threshold limitation amount.	1,080%	1,010%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$9,065	$8,260

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2019 and 2018.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2019 and 2018. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

The TCJA significantly changed U.S. tax law primarily by lowering the corporate income tax rate from 35% to 21% beginning in 2018. Deferred taxes were revalued to reflect the 21% corporate income tax rate with the following result (in millions):

	2018	2017
Deferred income tax benefit on change in net unrealized capital gains	$—	$14
Increase (decrease) in net deferred taxes related to other items	2	(296)
Increase (decrease) in net deferred taxes booked to surplus	2	(282)
Decrease to nonadmitted deferred taxes	—	325
Total change in net admitted DTAs	$2	$43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

For tax years beginning January 1, 2018, the TCJA limits life insurance reserves for tax purposes to the greater of the net surrender value or 92.81% of NAIC required reserves effective January 1, 2018. Tax accounting for these changes required the restatement of December 31, 2017 life insurance tax reserves calculated using pre TCJA rules to the amounts required to be held under the TCJA. This revaluation requires establishing a “gross up” in which a new DTA for the revised statutory to tax difference is recorded and offset by a DTL in an equal amount. The Company recorded offsetting DTAs and DTLs in the provisional amount of $472 million in 2017.

The tax accounting was completed in 2018 within the measurement period, as defined in INT 18-01. On the basis of life insurance tax reserve computations that were completed during the reporting period, an additional measurement period tax reserve decrease of $24 million was recognized to the DTL and $24 million offset to the DTA, resulting in a total DTL of $448 million with a corresponding adjustment of $448 million to the DTA.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2019, 2018 and 2017 were as follows (in millions):

	2019	2018	2017	Change 2019-2018	Change 2018-2017
Federal(1)	$227	$215	$248	$12	$(33)
Foreign	—	—	1	—	(1)
Subtotal	227	215	249	12	(34)
Federal income tax on net capital gains (losses)	4	(24)	15	28	(39)
Other (prior period correction)	(22)	(22)	—	—	(22)
Total federal and foreign income taxes	$209	$169	$264	$40	$(95)
(1) The Company had investment tax credits of $24 million, $30 million and $36 million for the years ended December 31, 2019, 2018 and 2017, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs at December 31, 2019 and 2018 were as follows (in millions):

	2019	2018	Change
DTAs
Ordinary:
Policyholder reserves	$662	$733	$(71)
Deferred acquisition costs	275	241	34
Investments	61	53	8
Pension accrual	27	27	—
Receivables - nonadmitted	12	4	8
Fixed assets	2	2	—
Other	1	—	1
Subtotal	1,040	1,060	(20)
Nonadmitted	350	296	54
Admitted ordinary DTAs	690	764	(74)
Capital:
Investments	127	164	(37)
Subtotal	127	164	(37)
Nonadmitted	—	—	—
Admitted capital DTAs	127	164	(37)
Total admitted DTAs	817	928	(111)
DTLs
Ordinary:
Policyholder reserves	284	410	(126)
Investments	39	45	(6)
Other	—	1	(1)
Subtotal	323	456	(133)
Capital:
Investments	204	146	58
Subtotal	204	146	58
Total DTLs	527	602	(75)
Net admitted DTAs	$290	$326	$(36)
Deferred income tax (expense)/benefit on change in net unrealized capital gains/(losses)			$(90)
Increase in net deferred taxes related to other items			109
Decrease in DTAs nonadmitted			(54)
Decrease in DTAs nonadmitted reported in prior period correction			$(1)

Total change in net admitted DTAs			$(36)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The Company’s income tax expense for the years ended December 31, 2019, 2018 and 2017 differs from the amount obtained by applying the statutory rate of 21%, 21% and 35%, respectively, to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2019	2018	2017	Change 2019-2018	Change 2018-2017
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$184	$103	$304	$81	$(201)
Net realized capital gains (losses) at statutory rate	—	(7)	31	7	(38)
Tax exempt income	(50)	(22)	(52)	(28)	30
Tax credits, net of withholding	(30)	(33)	(40)	3	7
Amortization of IMR	(5)	(9)	(12)	4	3
Impact of TCJA	—	(2)	296	2	(298)
Prior year audit liability and settlement	(15)	(3)	(1)	(12)	(2)
Non-admitted assets	(8)	(6)	12	(2)	(18)
Accruals in surplus	13	(7)	(4)	20	(3)
Other	12	(16)	12	28	(28)
Income tax incurred and change in net DTAs during period	$101	$(2)	$546	$103	$(548)
Federal income taxes reported in the Company's Statutory Statements of Operations	$227	$215	$249	$12	$(34)
Capital gains tax expense (benefit) incurred	4	(24)	15	28	(39)
Change in net deferred income taxes	(109)	(153)	282	44	(435)
Change in current and deferred income taxes reported in prior period correction	(21)	(40)	—	19	(40)
Total federal and foreign income tax expense	$101	$(2)	$546	$103	$(548)

The Company’s federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2010 and tax years 2011 through 2013 are currently under examination. There were no material effects on the Company’s accompanying Statutory Statements of Operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. The total income taxes incurred in prior years that will be available for recoupment in the event of future net losses total $4 million, $0 million and $0 million, related to the years ended December 31, 2019, 2018 and 2017, respectively.

As discussed in Note 3 – Significant Accounting Policies - Federal Income Taxes, the Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, and NYL Investors.

At December 31, 2019 and 2018, the Company recorded a current income tax receivable of $46 million and $118 million, respectively, which is included in Other assets in the accompanying Statutory Statements of Financial Position.

At December 31, 2019, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the IRC.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 17 - CAPITAL AND SURPLUS
Capitalization
The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.
Other Surplus Adjustments
Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2019, 2018 and 2017, principally include the effects of the following (in millions):

	2019	2018	2017
Surplus withdrawn from separate accounts	$44	$48	$44
Changes in surplus relating to separate accounts	(47)	(43)	(50)
Change in liability for reinsurance in unauthorized companies	(2)	1	2
Total	$(5)	$6	$(4)
Nonadmitted Assets
Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

NOTE 18 - DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2019, the amount of earned surplus of the Company available for the payment of dividends was $5,402 million. The maximum amount of dividends that may be paid in 2020 without prior notice to or approval of the Delaware Insurance Commissioner is $933 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. In 2019, the Company did not pay a dividend to its sole stockholder, New York Life. In 2018, the Company paid a $600 million dividend to New York Life. In 2017, the Company paid a $275 million dividend to New York Life.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company had structured securities classified as intent to sell with an amortized cost before OTTI of $46 million and $4 million, fair value of $38 million and $3 million, and recognized OTTI of $8 million and $1 million, in the general account and separate accounts, respectively, at December 31, 2019.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
059469AF3	$208	$196	$12	$196	$200	12/31/2019
1248MBAL9	1,190	1,179	12	1,179	1,178	12/31/2019
12627HAK6	781	763	18	763	771	12/31/2019
12628LAJ9	193	190	3	190	180	12/31/2019
12629EAD7	1,012	997	15	997	955	12/31/2019
12638PAE9	1,212	1,173	39	1,173	1,175	12/31/2019
12667FJ55	1,404	1,342	62	1,342	1,402	12/31/2019
12667GRG0	1,995	1,990	5	1,990	1,978	12/31/2019
151314CC3	52	52	—	52	52	12/31/2019
17029RAA9	73	33	40	33	13	12/31/2019
225458XZ6	7,391	6,958	434	6,958	6,934	12/31/2019
225470S95	444	426	18	426	369	12/31/2019
32052MAA9	182	181	1	181	119	12/31/2019
3622EUAB2	494	470	24	470	487	12/31/2019
3622EUAC0	94	89	5	89	92	12/31/2019
46628BBD1	29	29	—	29	28	12/31/2019
61751DAE4	386	365	22	365	382	12/31/2019
65537BAC4	2,474	2,468	6	2,468	2,454	12/31/2019
65537BAF7	1,635	1,556	79	1,556	1,606	12/31/2019
76110VSU3	474	449	25	449	444	12/31/2019
784649AG0	237	139	98	139	134	12/31/2019
78476YAA4	541	281	261	281	241	12/31/2019
78477AAA5	194	94	100	94	80	12/31/2019
94984MAG9	485	479	5	479	484	12/31/2019
05948KP52	416	403	13	403	404	9/30/2019
1248MBAL9	202	202	—	202	200	9/30/2019
12628LAJ9	203	197	7	197	192	9/30/2019
17029RAA9	31	26	4	26	14	9/30/2019
32052MAA9	188	184	4	184	120	9/30/2019
57643MFB5	36	—	36	—	—	9/30/2019
76110VSU3	532	506	26	506	495	9/30/2019
12628KAF9	984	968	17	968	1,028	6/30/2019
12628LAJ9	215	207	7	207	202	6/30/2019
12629EAD7	1,050	1,049	1	1,049	1,047	6/30/2019

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
17029RAA9	65	24	41	24	18	6/30/2019
32052MAA9	194	188	5	188	120	6/30/2019
69336RCF5	127	45	81	45	113	6/30/2019
76110VSU3	594	569	24	569	560	6/30/2019
02147QAF9	340	340	—	340	341	3/31/2019
059469AF3	801	778	23	778	799	3/31/2019
05948KH77	677	674	3	674	675	3/31/2019
05948KP52	505	495	9	495	485	3/31/2019
059515AE6	971	956	15	956	974	3/31/2019
05951KAZ6	85	83	1	83	85	3/31/2019
05951KBA0	793	763	31	763	810	3/31/2019
05953YAA9	4,832	4,715	117	4,715	4,750	3/31/2019
1248MBAJ4	4,588	4,543	45	4,543	4,377	3/31/2019
1248MBAL9	1,300	1,291	9	1,291	1,230	3/31/2019
12544TAH7	311	309	3	309	316	3/31/2019
12627HAK6	873	854	19	854	849	3/31/2019
12628KAF9	1,014	997	17	997	928	3/31/2019
12628LAJ9	227	220	8	220	212	3/31/2019
12629EAD7	1,085	1,072	13	1,072	1,030	3/31/2019
12638PAE9	1,286	1,280	7	1,280	1,244	3/31/2019
12667G6W8	736	733	4	733	739	3/31/2019
12667G7X5	1,047	1,037	11	1,037	1,030	3/31/2019
17309BAB3	144	143	1	143	145	3/31/2019
32051GTD7	772	736	37	736	768	3/31/2019
3622EUAB2	558	522	36	522	537	3/31/2019
3622EUAC0	1,207	1,130	77	1,130	1,171	3/31/2019
45660LSY6	3,585	3,430	155	3,430	3,571	3/31/2019
46625YQX4	2,244	1,849	392	1,849	1,560	3/31/2019
46628BBD1	34	34	—	34	34	3/31/2019
61750YAB5	1,068	906	162	906	1,044	3/31/2019
61752RAH5	37	36	1	36	37	3/31/2019
61752RAJ1	955	914	41	914	949	3/31/2019
76110VSU3	649	621	29	621	587	3/31/2019
76111XPR8	6	1	5	1	1	3/31/2019
81744HAF0	555	540	15	540	548	3/31/2019
93934FEM0	1,018	1,004	15	1,004	994	3/31/2019
Subtotal - General Account	XXX	XXX	$2,851	XXX	XXX
Guaranteed Separate Accounts
059469AF3	$104	$98	$6	$98	$100	12/31/2019
1248MBAL9	183	181	2	181	181	12/31/2019
12627HAK6	137	134	3	134	136	12/31/2019
61751DAE4	55	52	3	52	55	12/31/2019

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
76110VSU3	4	4	—	4	4	12/31/2019
76110VSU3	5	4	—	4	4	9/30/2019
12628KAF9	128	126	2	126	134	6/30/2019
76110VSU3	5	5	—	5	5	6/30/2019
009451AP0	1	—	1	—	3	3/31/2019
02147QAF9	454	453	1	453	455	3/31/2019
059469AF3	57	56	2	56	57	3/31/2019
059515AE6	114	112	2	112	115	3/31/2019
05951KBA0	42	40	2	40	43	3/31/2019
1248MBAL9	200	198	1	198	189	3/31/2019
12627HAK6	153	150	3	150	150	3/31/2019
12628KAF9	132	130	2	130	121	3/31/2019
61750YAB5	124	105	20	105	121	3/31/2019
76110VSU3	6	5	—	5	5	3/31/2019
Subtotal - Guaranteed Separate Accounts	XXX	XXX	$50	XXX	XXX
Grand Total	XXX	XXX	$2,901	XXX	XXX

(1)Only the impaired lots within each CUSIP are included within this table.
(2)CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 20 - SUBSEQUENT EVENTS

At March 12, 2020, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AVR	Asset valuation reserve
CARVM	Commissioners’ Annuity Reserve Valuation Method
CMBS	Commercial mortgage-backed securities
COLI	Corporate owned life insurance
CSAs	Credit support annexes
DRD	Dividends received deduction
DSID (or “statutory accounting practices”)	Delaware State Insurance Department
DTA	Deferred tax asset(s)
DTL	Deferred tax liability(ies)
FHLB	Federal Home Loan Bank
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
INT 18-01	National Association of Insurance Commissioners Interpretation 18-01
IRC	Internal Revenue Code
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
MODCO	Modified coinsurance
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLIFE Distributors	NYLIFE Distributors LLC
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYL Investors	NYL Investors LLC
NYLIFE Securities	NYLIFE Securities LLC
OTC	Over-the-counter
OTC-cleared	Over-the-counter clearinghouse
OTC-bilateral	Over-the-counter bilateral agreements
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserving
RMBS	Residential mortgage-backed securities
SSAP	Statement of statutory accounting principle

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
Taiwan Branch	NYLIAC's former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TCJA	Tax Cuts and Jobs Act
TDR	Troubled debt restructuring
The Company	New York Life Insurance and Annuity Corporation
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VEBA	Voluntary Employees Beneficiary Association Trusts
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
At and for the Year Ended December 31, 2019

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$206,803,532
Other bonds (unaffiliated)	3,148,832,730
Bonds of affiliates	98,768,251
Preferred stocks (unaffiliated)	23,658
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	36,569,041
Common stocks of affiliates	—
Mortgage loans	670,812,619
Real estate	7,326,819
Premium notes, policy loans and liens	54,107,842
Cash on hand and on deposit	2,562,735
Short-term investments	36,330,980
Derivative instruments	27,721,233
Other invested assets	106,862,324
Aggregate write-ins for investment income	7,145,959
Gross investment income	$4,403,867,723

Real Estate Owned - Book Value less Encumbrances	$100,882,544

Mortgage Loans - Book Value:
—
Residential mortgages	$15,681,016
Commercial mortgages	13,995,039,021
Mezzanine real estate loans	685,789,065
Total mortgage loans	$14,696,509,102

Mortgage Loans by Standing - Book Value:
Good standing	$14,695,854,103
Good standing with restructured terms	$—

Interest overdue more than 90 days, not in foreclosure	$—
Foreclosures in process	$654,999

Other Invested Assets - Statement Value	$1,514,099,509

Collateral Loans	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$2,150,577,869
Preferred stocks	$—
Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$6,563,836,995
Over one year through five years	27,360,025,234
Over five years through 10 years	31,810,000,446
Over 10 years	$24,393,720,937
Total by maturity	$90,127,583,612

Bonds by NAIC designation - statement value
NAIC 1	$58,436,931,387
NAIC 2	27,120,907,253
NAIC 3	2,403,000,519
NAIC 4	1,860,349,796
NAIC 5	246,903,639
NAIC 6	59,491,018
Total by NAIC designation	$90,127,583,612

Total bonds publicly traded	$54,498,592,241
Total bonds privately placed	$35,628,991,371

Preferred Stocks - Statement Value	$12,963,721

Common Stocks - Market Value	$1,644,017,949

Short-Term Investments - Book Value	$44,224,224

Options, Caps and Floors Owned - Statement Value	$10,250,144

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$319,682,311

Future Contracts Open - Current Value	$(80,446)

Cash on Deposit	$(136,045,589.81)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—
Ordinary	$177,732,997
Credit life	$—
Group life	$11,863,619

Amount of Accidental Death Insurance In-Force Under
Ordinary Policies (in thousands):	$1,064,833

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—
Ordinary	$15,697,263
Credit life	$—
Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$393,808,208
Income payable	$52,429,245

Ordinary - involving life contingencies
Income payable	$37,160,168

Group - not involving life contingencies
Amount on deposit	$—
Income payable	$—

Group - involving life contingencies
Income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$1,607,354,324
Deferred - fully paid account balance	$44,248,290,246
Deferred - not fully paid - account balance	$32,451,809,893

Group
Amount of income payable	$85,919,528
Fully paid account balance	$1,861,666
Not fully paid - account balance	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—
Group	$—
Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$231,693,463
Dividend accumulations - account balance	$—

Claim Payments 2019 (in thousands):
Group accident and health - year ended December 31, 2019
2019	$—
2018	$—
2017	$—
2016	$—
2015	$—
Prior	$—

Other accident and health
2019	$—
2018	$—
2017	$—
2016	$—
2015	$—
Prior	$—

Other coverages that use developmental methods to calculate
claims reserves (in thousands):
2019	$697,299
2018	$560,813
2017	$487,771
2016	$378,457
2015	$361,625
Prior	$55,755

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE
At and for the Year Ended December 31, 2019

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$5,335,859,371	4.880%	$5,335,859,371	—	$5,335,859,371	4.881%
All other governments	271,656,953	0.248	271,656,953	—	271,656,953	0.249
U.S. states, territories and possessions, etc. guaranteed	—	—	—	—	—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	—	—	—	—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	16,064,167,843	14.693	16,064,167,843	—	16,064,167,843	14.695
Industrial and miscellaneous	64,236,631,719	58.752	64,236,631,719	—	64,236,631,719	58.761
Hybrid securities	—	—	—	—	—	—
Parent, subsidiaries and affiliates	2,150,577,869	1.967	2,150,577,869	—	2,150,577,869	1.967
SVO identified funds	83,141,839	0.076	83,141,839	—	83,141,839	0.076
Unaffiliated Bank loans	489,024,470	0.447	489,024,470	—	489,024,470	0.447
Total long-term bonds	88,631,060,064	81.064	88,631,060,064	—	88,631,060,064	81.076
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	12,963,721	0.012	12,963,721	—	12,963,721	0.012
Parent, subsidiaries and affiliates	—	—		—	—	—
Total preferred stocks	12,963,721	0.012	12,963,721	—	12,963,721	0.012
Common Stock:
Industrial and miscellaneous Publicly traded (Unaffiliated)	1,027,901,096	0.940	1,027,901,096	—	1,027,901,096	0.940
Industrial and miscellaneous Other (Unaffiliated)	40,046,040	0.037	40,046,040	—	40,046,040	0.037
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	—	—	—	—	—	—
Mutual funds	576,070,813	0.527	576,070,813	—	576,070,813	0.527
Unit investment trusts	—	—	—	—	—	—
Closed-end funds	—	—	—	—	—	—
Total common stocks	1,644,017,949	1.504	1,644,017,949	—	1,644,017,949	1.504
Mortgage loans:
Farm mortgages	—	—		—	—	—
Residential mortgages	15,681,017	0.014	15,681,017	—	15,681,017	0.014
Commercial mortgages	13,995,039,021	12.800	13,995,039,021	—	13,995,039,021	12.802
Mezzanine real estate loans	685,789,065	0.627	685,789,065	—	685,789,065	0.627
Total mortgage loans	14,696,509,103	13.442	14,696,509,103	—	14,696,509,103	13.444
Real Estate:

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE (continued)

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Properties occupied by company	—	—	—	—	—	—
Properties held for production of income	100,297,544	0.092	100,297,544	—	100,297,544	0.092
Properties held for sale	585,000	0.001	585,000	—	585,000	0.001
Total real estate	100,882,544	0.092	100,882,544	—	100,882,544	0.092
Cash, cash equivalents and short-term investments:
Cash	(136,045,590)	(0.124)	(136,045,590)	—	(136,045,590)	(0.124)
Cash equivalents	1,528,306,843	1.398	1,528,306,843	—	1,528,306,843	1.398
Short-term investments	44,224,223	0.040	44,224,223	—	44,224,223	0.040
Total cash, cash equivalents and short-term investments	1,436,485,476	1.314	1,436,485,476	—	1,436,485,476	1.314
Contract loans	923,256,259	0.844	908,832,268	—	908,832,268	0.831
Derivatives	365,256,253	0.334	365,256,253	—	365,256,253	0.334
Other invested assets	1,516,504,631	1.387	1,514,099,509	—	1,514,099,509	1.385
Receivables for securities	5,963,701	0.005	5,963,701	—	5,963,701	0.005
Securities Lending	—	—	—	—	—	—
Other invested assets	1,944,975	0.002	1,944,975	—	1,944,975	0.002
Total invested assets	$109,334,844,676	100.000%	$109,318,015,566	—	$109,318,015,566	100.000%
* Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES
At and for the Year Ended December 31, 2019

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $119,590,053,909

2.	Ten largest exposures to a single issuer/borrower/investment.

	Description of		Percentage of Total
Issuer	Exposure	Amount	Admitted Assets
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC)	Affiliated Bonds/Limited Partnership	$2,826,570,565	2.4%
JPMORGAN CHASE & CO	Bonds/Equity	$1,219,243,665	1.0%
WELLS FARGO & COMPANY	Bonds/Equity	$1,113,838,750	0.9%
MORGAN STANLEY	Bonds/Equity	$713,291,645	0.6%
BROOKFIELD PROPERTY PARTNERS, L.P.	Mortgage Loans	$704,891,834	0.6%
GS MORTGAGE SECURITIES	Bonds	$631,934,173	0.5%
CITIGROUP	Bonds/Equity	$559,921,966	0.5%
MAPLETREE INVESTMENTS PTE LTD	Mortgage Loans	$476,000,000	0.4%
THE MACERICH COMPANY	Mortgage Loans	$464,390,755	0.4%
BLACKSTONE	Mortgage Loans	$451,003,286	0.4%

3.	Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$58,436,931,415	48.9%	P/RP - 1	$95,112	—%
NAIC – 2	$27,120,907,250	22.7%	P/RP - 2	$573,420	—%
NAIC – 3	$2,403,000,520	2.0%	P/RP - 3	$—	—%
NAIC – 4	$1,860,349,797	1.6%	P/RP - 4	$—	—%
NAIC – 5	$246,903,638	0.2%	P/RP - 5	$—	—%
NAIC – 6	$59,491,019	—%	P/RP - 6	$12,295,190	—%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

4.	Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?
Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10

Total admitted assets held in foreign investments	$13,365,813,131	11.2%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

Countries rated NAIC-1	$13,155,322,651	11.0%
Countries rated NAIC-2	$161,304,001	0.1%
Countries rated NAIC-3 or below	$49,186,477	—%

6.	Largest foreign investment exposures by country, categorized by NAIC sovereign rating:

Countries rated NAIC-1:
UNITED KINGDOM	$3,988,533,375	3.3%
CAYMAN ISLANDS	$2,630,490,480	2.2%
Countries rated NAIC-2:
Mexico	$93,409,411	0.1%
Colombia	$26,119,080	—%
Countries rated NAIC-3 or below:
BAHAMAS	$31,366,080	—%
LIBERIA	$5,987,408	—%

7. Aggregate unhedged foreign currency exposure	$500,833,991	0.4%

8.	Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:	$489,524,697	0.4%
Countries rated NAIC-2:	$6,092,069	—%
Countries rated NAIC-3 or below:	$5,217,226	—%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:
Luxembourg	$163,598,148	0.1%
Australia	$163,397,988	0.1%
Countries rated NAIC-2:
India	$2,966,630	—%
Italy	$1,552,827	—%
Countries rated NAIC-3 or below:
Brazil	$2,810,197	—%
South Africa	$2,124,298	—%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating
SMITH & NEPHEW PLC	1	$144,500,000	0.1%
COMPASS GROUP PLC	1	$135,000,000	0.1%
TRITAX BIG BOX REIT PLC	2	$132,806,259	0.1%
STATNETT SF	1	$123,800,000	0.1%
ANGLIAN WATER GROUP LTD	1FE	$111,977,316	0.1%
BRITISH LAND COMPANY PLC	1	$110,830,972	0.1%
Angel Trains Grp	2	$109,821,834	0.1%
BASF SE	1FE	$108,490,008	0.1%
COOPERATIEVE RABOBANK UA	2FE	$108,152,762	0.1%
LESAFFRE	2	$95,412,457	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?
Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
Madison Capital Funding LLC	$675,992,696	0.6%
VANGUARD 500 INDEX FUND	$258,641,308	0.2%
SPDR S&P 500 ETF TRUST	$173,968,227	0.2%
CANDRIAM GF HIGH YIELD CORPORATE	$84,802,830	0.1%
CANDRIAM WORLD ALTERNATIVE ALPHAMAX	$82,972,683	0.1%
GoldPoint Mezzanine Partners IV, LP	$77,690,214	0.1%
CANDRIAM GF - US EQUITY OPPORTUN	$65,456,047	0.1%
CVP European Credit Opportunity Fund Limited	$55,199,863	0.1%
INE CANDRIAM GF US COR BD SQ USD DIS	$54,129,000	0.1%
NYLIC HKP Member LLC	$49,765,139	0.0%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 14.01 above is Yes responses are not required for the remainder of Interrogatory 14

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

Type ( Residential, Commercial, Agricultural)
Commercial	$405,500,000	0.3%
Commercial	$247,100,000	0.2%
Commercial	$228,900,000	0.2%
Commercial	$205,476,020	0.2%
Commercial	$186,958,229	0.2%
Commercial	$182,355,509	0.2%
Commercial	$159,000,000	0.1%
Commercial	$155,699,999	0.1%
Commercial	$155,351,617	0.1%
Commercial	$150,113,995	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$186,759,014	0.2%
Mortgage loans over 90 days past due	$—	—%
Mortgage loans in the process of foreclosure	$654,999	—%
Mortgage loans foreclosed	$—	—%
Restructured mortgage loans	$—	—%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$128,018,334	0.1%	$—	—%
91% to 95%	$—	—%	$—	—%	$—	—%
81% to 90%	$—	—%	$—	—%	$—	—%
71% to 80%	$472,824	—%	$664,135,235	0.6%	$—	—%
Below 70%	$15,208,191	—%	$13,888,674,517	11.6%	$—	—%

18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets
Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$624,794,859	0.5%	$654,641,102	$635,932,225	$626,063,941
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$219,792,000	0.2%	$177,759,000	$182,177,000	$177,978,000
Dollar repurchase agreements	$1,388,625	—%	$—	$—	$—
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written

Hedging	$10,250,144	—%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$91,010,154	0.1%	$87,731,265	$91,725,052	$90,341,410
Income generation	$—	—%	$—	$—	$—
Replications	$14,947	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$301,379	—%	$199,812	$185,565	$277,601
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

Article IX of the Amended and Restated By-Laws of New York Life Insurance and Annuity Corporation (“NYLIAC”) provides that NYLIAC shall indemnify and hold harmless (including the provision of a defense) certain persons to the fullest extent permitted by the Delaware General Corporation Law against all expenses, costs, judgments, penalties, fines, liability and loss (including attorneys’ fees, judgments, fines, ERISA excise taxes or penalties and amount paid in settlement) that any such person reasonably incurs or suffers if he/she is made party (or threatened to be made party) or is otherwise involved in a claim, action, suit, or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he/she is (or was) a Director or officer of NYLIAC or was serving at NYLIAC’s request as a Director, officer, or trustee of another corporation or of a partnership, joint venture, trust or other enterprise, including service with respect to an employee benefit plan. Such persons also have the right to have NYLIAC pay the reasonable expenses (including reasonable attorneys’ fees) incurred in the defense of any proceedings in advance of their final disposition, subject to certain conditions. NYLIAC may also, to the extent authorized by its Board of Directors, grant rights to indemnification and to the advancement of expenses to any employee or agent of NYLIAC.

Please refer to Article IX of the Amended and Restated By-Laws of NYLIAC for the full text of the indemnification provisions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the Flexible Premium Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

The prospectus consisting of 66 pages.

The undertaking to file reports.

The undertaking pursuant to Rule 484.

The representation as to the reasonableness of aggregate fees and charges.

The signatures.

Written consents of the following persons (filed herewith):

(a) Thomas F. English, Esq.

(b) PricewaterhouseCoopers LLP

The following exhibits:

1.	The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

(1)	Resolution of the Board of Directors of NYLIAC establishing the Separate Account — Previously filed as Exhibit 1.(1) to Registrant’s initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(1) to Registrant’s Post-Effective Amendment No. 4 on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(2)	Not applicable.

(3)(a)(1)	Distribution Agreement between NYLIFE Securities Inc. and NYLIAC — Previously filed as Exhibit 1.(3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(3)(a)(1) to Registrant’s Post-Effective Amendment No. 4 on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(3)(a)(2)	Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC — Previously filed as Exhibit (3)(a)(2) to Registrant’s Post-Effective Amendment No. 3 on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), and filed 4/17/96 incorporated herein by reference.

(3)(a)(3)	Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(3)(a)(4)	Amendment to Distribution and Underwriting Agreement, dated March 6, 2015, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(c)(4) to Post-Effective Amendment No. 25 on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/14/2015 and incorporated herein by reference.

(3)(b)	Not applicable.

(3)(c)	Not applicable.

(4)	Not applicable.

(5)	Form of Policy — Previously filed as Exhibit (5) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(5) to Registrant’s Post-Effective Amendment No. 4 on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference. Rider to the Policy — Previously filed as Exhibit 1.(5) to Registrant’s Post-Effective Amendment No. 5 on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/10/98 and incorporated herein by reference.

(6)(a)	Restated Certificate of Incorporation of NYLIAC — Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(a)(1)	Amended and Restated Certificate of Incorporation of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 6(a)(1) to Post-Effective Amendment No. 36 to the registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/12/13 and incorporated herein by reference.

(6)(b)(1)	By-Laws of NYLIAC — Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2)	Amendments to By-Laws of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(6)(b)(3)	Amended and Restated By-Laws of NYLIAC (effective May 1, 2009) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 6(b)(3) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account—I (File No. 2-86083), filed 4/12/13 and incorporated herein by reference.

(7)	Not applicable.

(8)	Not applicable.

(9)(a)	Powers of Attorney – Filed Herewith.

(9)(b)	Memorandum describing NYLIAC’s issuance, transfer and redemption procedures for the Policies — Previously filed as Exhibit 1.(11) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(d) to Registrant’s Post-Effective Amendment No. 4 on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

Participation Agreements

(9)(c)	Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and NYLIAC dated 9/14/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(22) to Post- Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 9/15/05, and incorporated herein by reference.

(9)(d)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(26) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(9)(e)	Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Insurance Series and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(24) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333- 48300), filed 8/15/06 and incorporated herein by reference.

(9)(f)	Form of Fund Participation Agreement, dated March 25, 2011, and effective as of May 1, 2011, between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC, and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(b)(b) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(9)(g)	Form of Participation Agreement among Columbia Funds Variable Series Trust II, Columbia Management Investment Distributors, Inc. and New York Life Insurance and Annuity Corporation, dated March 1, 2015 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(g)(g) to Post-Effective Amendment No. 29 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/14/15 and incorporated herein by reference.

(9)(h)	Form of Fund Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(9)(i)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, DWS Variable Series I, DWS Variable Series II, and DWS Investments VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(9)(j)	Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC dated 6/1/01 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(9)(k)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and NYLIAC, as amended, dated 11/23/09 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

(9)(l)	Participation Agreement between Janus Aspen Series and NYLIAC dated 6/20/96 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1(9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333- 07617), filed 1/2/97 and incorporated herein by reference.

(9)(m)	Form of Participation Agreement among Legg Mason Investor Services, LLC and New York Life Insurance and Annuity Corporation dated 5/1/07 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j)(j) to Post-Effective Amendment No. 31 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/11/17 and incorporated herein by reference.

(9)(n)	Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) dated 6/4/93 - Previously filed as Exhibit 1.(9) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit 1.(9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(9)(o)	Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(9)(p)	Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(9)(q)	Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post- Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(9)(r)	Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC dated 6/28/96 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(9)(s)	Form of Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC dated 6/6/01 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(9)(t)	Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC dated 4/12/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(9)(u)	Participation Agreement, dated June 5, 2007, among New York Life Insurance and Annuity Corporation, Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc. and Lincoln Investment Advisors Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(28) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

Administrative Contracts.

(9)(v)	Form of Service Agreement by and between AIM Advisors, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(18) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333- 48300), filed 9/15/05.

(9)(w)	Form of Administrative Services Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(23) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333- 48300), filed 4/18/07.

(9)(x)	Form of Business Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Distributors, Inc., and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(21) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333- 48300), filed 8/15/06.

(9)(y)	Form of Administrative Services Agreement, dated March 25, 2011, and effective as of May 1, 2011, between BlackRock Advisors, LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(a)(a) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No. 033-53342), filed 4/14/11.

(9)(z)	Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC dated 11/1/04 - Previously filed in accordance with Regulation S-T, 17 CFR 231.102(e) as Exhibit (8)(t) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033- 53342), filed 4/12/05.

(9)(a)(a)	Form of Service Agreement, dated August 15, 2006, between Delaware Distributors, L.P. and New York Life Insurance and Annuity Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(22) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07.

(9)(a)(b)	Administrative Services Letter of Agreement, dated May 1, 2007, between Deutsche Investment Manager Americas, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Pre- Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 4/14/08.

(9)(a)(c)	Administrative Services Agreement between Dreyfus Corporation and NYLIAC dated June 1, 2001.- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03.

(9)(a)(d)	Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC dated 6/1/99 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03.

(9)(a)(e)	Administrative Services Agreement between Janus Capital Corporation and NYLIAC dated 10/1/00 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03.

(9)(a)(f)	Form of Administrative Services Agreement among Legg Mason Investor Services, LLC and New York Life Insurance and Annuity Corporation dated 5/1/07 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(k)(k) to Post-Effective Amendment No. 31 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/11/17.

(9)(a)(g)	Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(s) to Pre- Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01.

(9)(a)(h)	Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC dated 2/18/00 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(8) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 2/12/03.

(9)(a)(i)	Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(15) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 4/14/08.

(9)(a)(j)	Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC -Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account III (File No. 033-87382), filed 5/14/03.

(9)(a)(k)	Administrative, Distribution and Business Services Agreements between New York Life Investment Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post- Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03.

(9)(a)(l)	Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06.

(9)(a)(m)	Amended and Restated Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated February 17, 2012 - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/11/12.

(9)(a)(n)	Services Agreement between PIMCO Variable Insurance Trust and NYLIAC dated 4/12/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(13) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05.

(9)(a)(o)	Administrative Services Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and New York Life Insurance and Annuity Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(25) to Post-Effective Amendment No. 19 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 12/13/07.

(9)(a)(p)	Form of Amended and Restated Service Contract between Fidelity Distributors Corporation and NYLIFE Distributors dated 10/1/11 – Filed herewith.

2.	Opinion and Consent of Thomas F. English, Esq. — Filed herewith.

3.	Not applicable.

4.	Not applicable.

5.	Not applicable.

6.	Opinion and Consent of Actuary

Not applicable.

7.	Consent of PricewaterhouseCoopers LLP — Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, NYLIAC Variable Universal Life Separate Account-I, certifies that it has met the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City and State of New York on the 9th day of April, 2020.

NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I (Registrant)

By	/s/ Amanda Kuhl Sarrubbo
Amanda Kuhl Sarrubbo
Vice President and Actuary

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By	/s/ Amanda Kuhl Sarrubbo
Amanda Kuhl Sarrubbo
Vice President and Actuary

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Ashe, Christopher T.*	Director
Brill, Elizabeth K.*	Director
Bedard, David G.*	Director
Cook, Alexander I.M.*	Director
Gardner, Robert M.*	Director & Controller (Principal Accounting Officer)
Grove, Matthew M.*	Director
Harte, Frank M.*	Director
Hendry, Thomas A.*	Director
Huang, Dylan W.*	Director
Madgett, Mark J.*	Director
Mathas, Theodore A.*	Chairman of the Board, President & Chief Executive Officer (Principal Executive Officer)
Miller, Amy*	Director
Seter, Arthur H.*	Director
Steinberg, Joel M.*	Director
Wion, Matthew D.*	Director

By	/s/ Amanda Kuhl Sarrubbo
Amanda Kuhl Sarrubbo
Attorney-in-Fact April 9, 2020

*	Pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Exhibit Number	Description

2.	Opinion and Consent of Thomas F. English, Esq.

7.	Consent of PricewaterhouseCoopers LLP

(9)(a).	Powers of Attorney

(9)(a)(p).	Form of Amended and Restated Service Contract between Fidelity Distributors Corporation and NYLIFE Distributors